UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 10.4%
Consumer Discretionary — 1.7%
	Auto Components — 0.2%
6,200	Aisin Seiki Co., Ltd., (Japan)	208,022
894	Autoliv, Inc., (Sweden), SDR	97,169
6,400	BorgWarner, Inc.	266,176
3,800	Denso Corp., (Japan)	160,964
5,319	ElringKlinger AG, (Germany)	102,419
70,677	GKN plc, (United Kingdom)	287,081
1,800	Koito Manufacturing Co., Ltd., (Japan)	58,818
11,400	Sumitomo Rubber Industries Ltd., (Japan)	158,245

		1,338,894

	Automobiles — 0.2%
4,128	Bayerische Motoren Werke AG, (Germany)	360,138
7,900	Honda Motor Co., Ltd., (Japan)	235,789
17,900	Mitsubishi Motors Corp., (Japan)	136,905
31,200	Nissan Motor Co., Ltd., (Japan)	286,871
7,300	Suzuki Motor Corp., (Japan)	224,475
7,100	Toyota Motor Corp., (Japan)	415,690

		1,659,868

	Distributors — 0.0% (g)
3,700	Pool Corp.	267,510

	Diversified Consumer Services — 0.0% (g)
6,800	ServiceMaster Global Holdings, Inc. (a)	228,140

	Hotels, Restaurants & Leisure — 0.1%
21,261	Compass Group plc, (United Kingdom)	339,600
1,875	Domino’s Pizza, Inc.	202,331
9,280	Greene King plc, (United Kingdom)	111,841
2,950	Wyndham Worldwide Corp.	212,105
145,200	Wynn Macau Ltd., (China)	166,125

		1,032,002

	Household Durables — 0.2%
5,176	Electrolux AB, (Sweden), Series B	146,257
5,000	Jarden Corp. (a)	244,400
17,800	Panasonic Corp., (Japan)	180,138
10,457	Persimmon plc, (United Kingdom) (a)	318,273
4,700	Sony Corp., (Japan)	115,207
3,350	Tempur Sealy International, Inc. (a)	239,291

		1,243,566

	Internet & Catalog Retail — 0.0% (g)
101,800	Home Retail Group plc, (United Kingdom)	209,725

	Leisure Products — 0.0% (g)
1,700	Polaris Industries, Inc.	203,779

	Media — 0.4%
2,025	Charter Communications, Inc., Class A (a)	356,096
2,000	CyberAgent, Inc., (Japan)	78,237
9,877	Eutelsat Communications S.A., (France)	302,938
10,472	Informa plc, (United Kingdom)	89,163
58	Liberty Global plc LiLAC, (United Kingdom), Class A (a)	1,954
21,246	Liberty Global plc, (United Kingdom), Class A (a)	912,303
11,200	Markit Ltd., (United Kingdom) (a)	324,800
20,166	SES S.A., (Luxembourg), FDR	636,425
19,857	Sky plc, (United Kingdom)	314,158
28,853	WPP plc, (United Kingdom)	600,692

		3,616,766

	Multiline Retail — 0.1%
3,750	Dollar Tree, Inc. (a)	249,975
17,500	Lojas Renner S.A., (Brazil)	81,839
26,351	Marks & Spencer Group plc, (United Kingdom)	200,024
3,100	Ryohin Keikaku Co., Ltd., (Japan)	631,187

		1,163,025

	Specialty Retail — 0.2%
90,000	BCA Marketplace plc, (United Kingdom) (a)	232,472
45,924	Kingfisher plc, (United Kingdom)	249,470
1,700	O’Reilly Automotive, Inc. (a)	425,000
4,100	Ross Stores, Inc.	198,727
8,800	Sally Beauty Holdings, Inc. (a)	209,000
3,325	Tractor Supply Co.	280,364
3,400	Williams-Sonoma, Inc.	259,590
12,364	World Duty Free S.p.A., (Italy) (a)	141,398

		1,996,021

	Textiles, Apparel & Luxury Goods — 0.3%
743,000	China Hongxing Sports Ltd., (China) (a)	1
11,017	Cie Financiere Richemont S.A., (Switzerland)	857,243
8,500	Hanesbrands, Inc.	245,990
995	Kering, (France)	162,876
1,124	LVMH Moet Hennessy Louis Vuitton SE, (France)	191,353
8,249	Moncler S.p.A., (Italy)	147,720
99,300	Samsonite International S.A.	324,500
2,635	Swatch Group AG (The), (Switzerland)	190,089

		2,119,772

	Total Consumer Discretionary	15,079,068

Consumer Staples — 0.9%
	Beverages — 0.2%
2,500	Brown-Forman Corp., Class B	242,250
14,580	Diageo plc, (United Kingdom)	391,720
12,700	Kirin Holdings Co., Ltd., (Japan)	166,582
8,613	Pernod-Ricard S.A., (France)	869,640

		1,670,192

	Food & Staples Retailing — 0.0% (g)
4,900	FamilyMart Co., Ltd., (Japan)	223,405
66,321	Tesco plc, (United Kingdom)	184,213

		407,618

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Food Products — 0.3%
9,000	Ajinomoto Co., Inc., (Japan)	189,792
4,620	Associated British Foods plc, (United Kingdom)	233,814
6,583	Danone S.A., (France)	415,540
21,524	Nestle S.A., (Switzerland)	1,618,727
5,800	WhiteWave Foods Co. (The) (a)	232,870
62,600	Wilmar International Ltd., (Singapore)	113,270

		2,804,013

	Household Products — 0.1%
2,850	Church & Dwight Co., Inc.	239,115
2,500	Reckitt Benckiser Group plc, (United Kingdom)	226,715

		465,830

	Personal Products — 0.2%
6,183	L’Oreal S.A., (France)	1,074,693
27,606	Unilever plc, (United Kingdom)	1,124,387

		2,199,080

	Tobacco — 0.1%
2,610	British American Tobacco plc, (United Kingdom)	144,008
11,094	Imperial Tobacco Group plc, (United Kingdom)	573,547

		717,555

	Total Consumer Staples	8,264,288

Energy — 0.3%
	Energy Equipment & Services — 0.0% (g)
54,000	China Oilfield Services Ltd., (China), Class H	54,431
4,100	Oceaneering International, Inc.	161,048
7,619	WorleyParsons Ltd., (Australia)	31,895

		247,374

	Oil, Gas & Consumable Fuels — 0.3%
81,811	Beach Energy Ltd., (Australia)	26,439
11,075	BG Group plc, (United Kingdom)	159,767
11,240	Enbridge, Inc., (Canada)	417,341
12,161	Eni S.p.A., (Italy)	191,297
17,670	Oil Search Ltd., (Australia)	89,718
5,350	Range Resources Corp.	171,842
10,000	Royal Dutch Shell plc, (Netherlands), Class B, ADR	474,800
16,302	Statoil ASA, (Norway)	237,668
7,872	TOTAL S.A., (France)	354,105

		2,122,977

	Total Energy	2,370,351

Financials — 2.2%
	Banks — 0.9%
19,524	Australia & New Zealand Banking Group Ltd., (Australia)	373,028
13,000	Bank of Yokohama Ltd. (The), (Japan)	79,014
11,339	Barclays plc, (United Kingdom), ADR	167,590
13,497	BNP Paribas S.A., (France)	794,624
68,387	CaixaBank S.A., (Spain)	263,923
9,656	Commerzbank AG, (Germany) (a)	101,985
10,360	Danske Bank A/S, (Denmark)	313,083
43,072	DBS Group Holdings Ltd., (Singapore)	491,639
40,065	DNB ASA, (Norway)	521,421
5,425	HDFC Bank Ltd., (India), ADR	331,413
16,590	HSBC Holdings plc, (United Kingdom)	125,150
39,203	ING Groep N.V., (Netherlands), CVA	554,139
114,568	Intesa Sanpaolo S.p.A., (Italy)	404,734
955,979	Lloyds Banking Group plc, (United Kingdom)	1,088,345
7,700	National Bank of Canada, (Canada)	245,800
27,306	Nordea Bank AB, (Sweden)	304,640
40,546	Royal Bank of Scotland Group plc, (United Kingdom) (a)	193,449
12,279	Standard Chartered plc, (United Kingdom)	119,167
4,600	Sumitomo Mitsui Financial Group, Inc., (Japan)	174,433
85,000	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	311,529
37,573	Svenska Handelsbanken AB, (Sweden), Class A	538,979
12,021	Swedbank AB, (Sweden), Class A	265,909
20,400	United Overseas Bank Ltd., (Singapore)	266,365

		8,030,359

	Capital Markets — 0.2%
12,700	Apollo Global Management LLC, Class A	218,186
2,561	Close Brothers Group plc, (United Kingdom)	57,927
13,711	Credit Suisse Group AG, (Switzerland) (a)	329,569
3,129	Deutsche Bank AG, (Germany)	84,443
12,497	GAM Holding AG, (Switzerland) (a)	219,967
23,790	Henderson Group plc, (United Kingdom)	93,764
5,800	Invesco Ltd.	181,134
4,260	Julius Baer Group Ltd., (Switzerland) (a)	193,455
5,203	Macquarie Group Ltd., (Australia)	281,977
15,000	Och-Ziff Capital Management Group LLC, Class A	130,950
12,573	UBS Group AG, (Switzerland)	232,451

		2,023,823

	Consumer Finance — 0.0% (g)
10,200	Credit Saison Co., Ltd., (Japan)	185,305

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Diversified Financial Services — 0.1%
39,239	Challenger Ltd., (Australia)	198,025
3,545	London Stock Exchange Group plc, (United Kingdom)	129,939
3,850	McGraw Hill Financial, Inc.	333,025
20,900	Mitsubishi UFJ Lease & Finance Co., Ltd., (Japan)	92,074
5,400	Nasdaq, Inc.	287,982

		1,041,045

	Insurance — 0.8%
227,000	AIA Group Ltd., (Hong Kong)	1,180,570
1,303	Allianz SE, (Germany)	204,692
9,300	Assured Guaranty Ltd., (Bermuda)	232,500
45,093	Aviva plc, (United Kingdom)	308,417
23,695	AXA S.A., (France)	575,290
54,391	Direct Line Insurance Group plc, (United Kingdom)	308,623
1,610	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany)	300,691
39,000	Ping An Insurance Group Co. of China Ltd., (China), Class H	194,882
38,762	Prudential plc, (United Kingdom)	817,744
9,450	QBE Insurance Group Ltd., (Australia)	86,059
3,200	RenaissanceRe Holdings Ltd., (Bermuda)	340,224
25,248	RSA Insurance Group plc, (United Kingdom)	153,924
20,337	Sampo OYJ, (Finland), Class A	984,252
10,100	Sony Financial Holdings, Inc., (Japan)	165,771
35,946	Storebrand ASA, (Norway) (a)	117,905
11,200	Sun Life Financial, Inc., (Canada)	361,220
8,700	Tokio Marine Holdings, Inc., (Japan)	325,032

		6,657,796

	Real Estate Investment Trusts (REITs) — 0.1%
49,693	Scentre Group, (Australia)	136,770
889	Unibail-Rodamco SE, (France)	230,415

		367,185

	Real Estate Management & Development — 0.1%
3,600	CBRE Group, Inc., Class A (a)	115,200
32,096	Cheung Kong Property Holdings Ltd., (Hong Kong)	235,145
22,899	Deutsche Wohnen AG, (Germany)	612,422
3,000	Mitsui Fudosan Co., Ltd., (Japan)	82,234

		1,045,001

	Total Financials	19,350,514

Health Care — 1.5%
	Biotechnology — 0.1%
2,716	CSL Ltd., (Australia)	170,926
7,024	Genmab A/S, (Denmark) (a)	645,890
6,861	Grifols S.A., (Preference Shares), (Spain), Class B	210,184
4,700	Medivation, Inc. (a)	199,750

		1,226,750

	Health Care Equipment & Supplies — 0.2%
15,000	Boston Scientific Corp. (a)	246,150
13,964	Elekta AB, (Sweden), Class B	92,954
2,788	Essilor International S.A., (France)	340,606
9,950	GN Store Nord A/S, (Denmark)	178,749
3,775	Medtronic plc, (Ireland)	252,698
639	Sonova Holding AG, (Switzerland)	82,283
10,300	Sysmex Corp., (Japan)	543,961

		1,737,401

	Health Care Providers & Services — 0.3%
1,700	Centene Corp. (a)	92,191
9,300	DaVita HealthCare Partners, Inc. (a)	672,669
10,800	Envision Healthcare Holdings, Inc. (a)	397,332
6,886	Fresenius SE & Co. KGaA, (Germany)	462,242
1,800	Health Net, Inc. (a)	108,396
3,400	Miraca Holdings, Inc., (Japan)	144,189
7,200	Premier, Inc., Class A (a)	247,464
1,700	Universal Health Services, Inc., Class B	212,177

		2,336,660

	Pharmaceuticals — 0.9%
26,800	Astellas Pharma, Inc., (Japan)	346,901
10,480	AstraZeneca plc, (United Kingdom)	664,627
8,031	Bayer AG, (Germany)	1,030,365
6,800	Catalent, Inc. (a)	165,240
3,700	Endo International plc, (Ireland) (a)	256,336
4,900	GlaxoSmithKline plc, (United Kingdom), ADR	188,405
16,433	Novartis AG, (Switzerland)	1,510,388
21,697	Novo Nordisk A/S, (Denmark), Class B	1,170,869
4,899	Roche Holding AG, (Switzerland)	1,300,545
6,434	Sanofi, (France)	612,518
1,300	Shire plc, (Ireland), ADR	266,799
5,300	Takeda Pharmaceutical Co., Ltd., (Japan)	232,523

		7,745,516

	Total Health Care	13,046,327

Industrials — 1.6%
	Aerospace & Defense — 0.3%
6,100	Hexcel Corp.	273,646
2,550	L-3 Communications Holdings, Inc.	266,526
30,513	Meggitt plc, (United Kingdom)	220,125
2,700	Rockwell Collins, Inc.	220,968
24,089	Rolls-Royce Holdings plc, (United Kingdom) (a)	247,109
8,140	Safran S.A., (France)	612,060
775	TransDigm Group, Inc. (a)	164,618
15,106	Zodiac Aerospace, (France)	346,837

		2,351,889

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Airlines — 0.0% (g)
3,725	Ryanair Holdings plc, (Ireland), ADR	291,667

	Building Products — 0.1%
36,543	Assa Abloy AB, (Sweden), Class B	655,427

	Commercial Services & Supplies — 0.1%
57,750	AA plc, (United Kingdom) (a)	247,785
389,000	China Everbright International Ltd., (Hong Kong)	546,475
4,300	Copart, Inc. (a)	141,470
2,000	Stericycle, Inc. (a)	278,620

		1,214,350

	Electrical Equipment — 0.2%
10,532	ABB Ltd., (Switzerland) (a)	186,348
4,900	AMETEK, Inc.	256,368
2,050	Hubbell, Inc., Class B	174,148
4,642	Legrand S.A., (France)	246,969
41,000	Mitsubishi Electric Corp., (Japan)	375,582
2,043	Schneider Electric SE, (France)	114,406

		1,353,821

	Industrial Conglomerates — 0.2%
27,596	CK Hutchison Holdings Ltd., (Hong Kong)	358,959
3,595	DCC plc, (Ireland)	271,661
8,600	Jardine Matheson Holdings Ltd., (Hong Kong)	400,588
8,844	Koninklijke Philips N.V., (Netherlands)	208,072
27,900	Sembcorp Industries Ltd., (Singapore)	68,092
4,591	Siemens AG, (Germany)	410,146

		1,717,518

	Machinery — 0.3%
4,500	FANUC Corp., (Japan)	692,274
4,300	Flowserve Corp.	176,902
75,000	Kawasaki Heavy Industries Ltd., (Japan)	258,925
13,000	Kubota Corp., (Japan)	178,912
3,200	SMC Corp., (Japan)	700,667
10,300	THK Co., Ltd., (Japan)	164,064
2,600	WABCO Holdings, Inc. (a)	272,558

		2,444,302

	Marine — 0.0% (g)
176	AP Moeller - Maersk A/S, (Denmark), Class B	271,301
31,000	Nippon Yusen KK, (Japan)	71,840

		343,141

	Professional Services — 0.2%
3,294	DKSH Holding AG, (Switzerland) (a)	208,980
4,750	Equifax, Inc.	461,605
1,600	IHS, Inc., Class A (a)	185,600
15,300	Nielsen Holdings plc	680,391
3,900	Recruit Holdings Co., Ltd., (Japan)	116,939
3,700	Verisk Analytics, Inc. (a)	273,467

		1,926,982

	Road & Rail — 0.1%
7,500	Avis Budget Group, Inc. (a)	327,600
2,465	Canadian National Railway Co., (Canada)	139,913
1,800	Central Japan Railway Co., (Japan)	290,210
4,100	Genesee & Wyoming, Inc., Class A (a)	242,228

		999,951

	Trading Companies & Distributors — 0.1%
6,000	AerCap Holdings N.V., (Netherlands) (a)	229,440
6,100	Fastenal Co.	223,321
40,100	Marubeni Corp., (Japan)	196,465
15,100	Mitsubishi Corp., (Japan)	247,513
26,500	Sumitomo Corp., (Japan)	256,266

		1,153,005

	Total Industrials	14,452,053

Information Technology — 1.3%
	Communications Equipment — 0.0% (g)
21,088	Telefonaktiebolaget LM Ericsson, (Sweden), Class B	206,865

	Electronic Equipment, Instruments & Components — 0.4%
3,600	Amphenol Corp., Class A	183,456
43,600	Hamamatsu Photonics KK, (Japan)	986,720
2,280	Keyence Corp., (Japan)	1,018,199
6,900	Murata Manufacturing Co., Ltd., (Japan)	891,304

		3,079,679

	Internet Software & Services — 0.1%
2,103	Alibaba Group Holding Ltd., (China), ADR (a)	124,014
1,100	Baidu, Inc., (China), ADR (a)	151,151
1,350	CoStar Group, Inc. (a)	233,631
7,300	Kakaku.com, Inc., (Japan)	118,555
165	NAVER Corp., (South Korea)	71,517
11,200	Tencent Holdings Ltd., (China)	188,794

		887,662

	IT Services — 0.3%
2,950	Alliance Data Systems Corp. (a)	763,991
6,400	Amdocs Ltd.	364,032
9,200	Booz Allen Hamilton Holding Corp.	241,132
5,900	Gartner, Inc. (a)	495,187
3,300	Global Payments, Inc.	378,609
13,800	Infosys Ltd., (India), ADR	263,442
8,500	NeuStar, Inc., Class A (a)	231,285
7,100	Vantiv, Inc., Class A (a)	318,932

		3,056,610

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — 0.3%
8,661	ASML Holding N.V., (Netherlands)	761,327
2,500	Avago Technologies Ltd., (Singapore)	312,525
3,350	Lam Research Corp.	218,856
2,525	NXP Semiconductors N.V., (Netherlands) (a)	219,852
103,000	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan)	412,791
18,720	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	388,440
2,200	Tokyo Electron Ltd., (Japan)	103,873

		2,417,664

	Software — 0.2%
8,664	Gemalto N.V., (Netherlands)	563,266
5,300	Oracle Corp., (Japan)	223,814
7,000	Qlik Technologies, Inc. (a)	255,150
3,755	SAP SE, (Germany)	243,263
1,500	ServiceNow, Inc. (a)	104,175
9,000	Trend Micro, Inc., (Japan)	317,918

		1,707,586

	Technology Hardware, Storage & Peripherals — 0.0% (g)
3,700	Canon, Inc., (Japan)	107,032
124	Samsung Electronics Co., Ltd., (South Korea)	118,972
9,700	Wacom Co., Ltd., (Japan)	35,725

		261,729

	Total Information Technology	11,617,795

Materials — 0.2%
	Chemicals — 0.1%
1,630	Air Liquide S.A., (France)	193,240
27,000	Asahi Kasei Corp., (Japan)	190,389
2,663	BASF SE, (Germany)	203,675
2,950	Ecolab, Inc.	323,674
2,408	Koninklijke DSM N.V., (Netherlands)	111,133
9,000	Tosoh Corp., (Japan)	43,313
5,427	Umicore S.A., (Belgium)	209,300

		1,274,724

	Metals & Mining — 0.1%
7,648	Acerinox S.A., (Spain)	68,382
1,600	Agnico-Eagle Mines Ltd., (Canada)	40,561
9,726	Antofagasta plc, (Chile)	73,671
4,565	BHP Billiton Ltd., (Australia)	72,101
12,893	BHP Billiton plc, (Australia)	196,252
11,582	First Quantum Minerals Ltd., (Canada)	42,440
3,080	Rio Tinto Ltd., (United Kingdom)	105,966
3,210	Rio Tinto plc, (United Kingdom)	107,706
85,711	South32 Ltd., (Australia) (a)	82,848

		789,927

	Total Materials	2,064,651

Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.2%
15,400	Nippon Telegraph & Telephone Corp., (Japan)	542,444
80,000	Singapore Telecommunications Ltd., (Singapore)	202,489
446	Swisscom AG, (Switzerland)	222,584
32,751	Telefonica Deutschland Holding AG, (Germany)	200,272
19,176	Telefonica S.A., (Spain)	232,643
23,083	Telstra Corp., Ltd., (Australia)	91,263

		1,491,695

	Wireless Telecommunication Services — 0.3%
7,600	America Movil S.A.B. de C.V., (Mexico), Class L, ADR	125,780
7,100	KDDI Corp., (Japan)	158,920
16,000	NTT DOCOMO, Inc., (Japan)	269,873
7,900	SBA Communications Corp., Class A (a)	827,446
13,000	SoftBank Group Corp, (Japan)	601,117
137,000	Vodafone Group plc, (United Kingdom)	432,110
11,381	Vodafone Group plc, (United Kingdom), ADR	361,233

		2,776,479

	Total Telecommunication Services	4,268,174

Utilities — 0.2%
	Electric Utilities — 0.0% (g)
9,754	SSE plc, (United Kingdom)	220,763

	Multi-Utilities — 0.2%
12,530	E.ON SE, (Germany)	107,525
15,870	Engie, (France)	256,784
80,151	National Grid plc, (United Kingdom)	1,116,275

		1,480,584

	Total Utilities	1,701,347

	Total Common Stocks (Cost $86,572,511)	92,214,568

Exchange Traded Funds — 25.6%
	International Equity — 5.0%
402,940	iShares MSCI EAFE ETF	23,096,521
1,062,100	iShares MSCI Japan ETF	12,139,803
194,600	WisdomTree Japan Hedged Equity Fund	9,469,236

	Total International Equity	44,705,560

	U.S. Equity — 20.6%
233,200	iShares Core S&P Mid Cap ETF	31,857,452
786,000	SPDR S&P 500 ETF Trust	150,621,180

	Total U.S. Equity	182,478,632

	Total Exchange Traded Funds (Cost $229,883,365)	227,184,192

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Note — 1.2%
	Alternative Assets — 1.2%
439,237	iPath Dow Jones-UBS Commodity Index Total Return (a) (s) (Cost $16,686,101)	10,739,345

Alternative Investment — 3.6%
	Alternative Assets — 3.6%
245,046	Marshall Wace UCITS Fund plc - MW TOPS UCITS Fund, Class F Shares (Ireland) (a) (Cost $27,547,863)	31,748,126

Investment Companies — 54.0%
	Alternative Assets — 2.1%
876,505	AQR Managed Futures Strategy Fund, Class R6 Shares	9,851,919
1,037,377	John Hancock Funds II - Absolute Return Currency Fund, Class R6 Shares	9,139,289

	Total Alternative Assets	18,991,208

	Fixed Income — 29.0%
8,250,100	JPMorgan Core Bond Fund, Class R6 Shares (b)	96,938,676
8,653,912	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	71,048,620
6,521,954	JPMorgan High Yield Fund, Class R6 Shares (b)	46,240,655
1,795,033	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	18,165,729
2,564,896	JPMorgan Unconstrained Debt Fund, Class R6 Shares (b)	24,879,492

	Total Fixed Income	257,273,172

	International Equity — 10.6%
4,026,760	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (b)	69,542,149
1,126,795	Oakmark International Fund, Class I Shares	24,045,808

	Total International Equity	93,587,957

	Money Market — 4.3%
38,400,091	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (s)	38,400,091

	U.S. Equity — 8.0%
2,568,223	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	70,754,548

	Total Investment Companies (Cost $475,151,791)	479,006,976

Preferred Stocks — 0.1%
Consumer Discretionary — 0.1%
	Automobiles — 0.1%
2,461	Volkswagen AG, (Preference Shares), (Germany)	270,335

Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
178,544	Telecom Italia S.p.A., (Italy)	183,116

	Total Preferred Stocks (Cost $690,836)	453,451

PRINCIPAL AMOUNT($)
Structured Notes — 4.9%
	Alternative Assets — 1.0%
10,500,000	Barclays Bank plc, Global Medium-Term Notes Series A, Linked to the Bloomberg Commodity Index Total Return 3 month Forward, 06/22/17 (a) (s)	9,240,316

	Fixed Income — 1.1%
12,000,000	Goldman Sachs Group, Inc., Autocallable Currency-Linked Notes, Linked to the Performance of the Indonesian Rupiah/U.S. Dollar Exchange Rate, maximum return of 24.5%, 11/03/15 (a)	9,485,966

	International Equity — 2.8%
29,500,000	Goldman Sachs Group, Inc., Linked to the Performance of the MSCI Europe Index, 10/23/15 (a)	25,126,730

	Total Structured Notes (Cost $52,000,000)	43,853,012

	Total Investments — 99.8% (Cost 888,532,467)	885,199,670
	Other Assets in Excess of Liabilities — 0.2%	1,780,340

	NET ASSETS — 100.0%	$886,980,010

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	87.0%
Ireland	3.7
United Kingdom	2.7
Japan	1.7
Others (each less than 1.0%)	4.9

*	Percentages indicated are based on total investments as of September 30, 2015.

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
FDR	—	Fiduciary Depositary Receipt
MSCI	—	Morgan Stanley Capital International
SDR	—	Swedish Depositary Receipt
SPDR	—	Standard & Poor’s Depositary Receipts
UCITS	—	Undertakings for Collective Investment in Transferable Securities

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2015.
(s)	—	All or a portion of the position is held by the Subsidiary.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments is $66,415,166 and 7.5% respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-411.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$40,516,805
Aggregate gross unrealized depreciation	(43,849,602)

Net unrealized appreciation/depreciation	$(3,332,797)

Federal income tax cost of investments	$888,532,467

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Access Balanced Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of September 30, 2015, net assets of the Fund were $886,980,010 of which $44,236,504, or approximately 5.0%, represented the Subsidiary’s net assets. The Consolidated Schedules of Portfolio Investments (“CSOIs”) include positions of the Fund and its Subsidiary. Subsequent references to the Fund within the Notes to CSOI includes positions of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments - The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input by sector as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$5,641,842	$9,437,225	$1	$15,079,068
Consumer Staples	714,235	7,550,053	—	8,264,288
Energy	1,225,031	1,145,320	—	2,370,351
Financials	3,502,111	15,848,403	—	19,350,514
Health Care	3,305,607	9,740,720	—	13,046,327
Industrials	5,681,644	8,770,409	—	14,452,053
Information Technology	5,247,860	6,369,935	—	11,617,795
Materials	406,675	1,657,976	—	2,064,651
Telecommunication Services	1,314,459	2,953,715	—	4,268,174
Utilities	—	1,701,347	—	1,701,347

Total Common Stocks	27,039,464	65,175,103	1	92,214,568

Preferred Stocks
Consumer Discretionary	—	270,335	—	270,335
Telecommunication Services	—	183,116	—	183,116

Total Preferred Stocks	—	453,451	—	453,451

Exchange Traded Funds	227,184,192	—	—	227,184,192
Exchange Traded Notes	10,739,345	—	—	10,739,345
Alternative Investments	—	31,748,126	—	31,748,126
Investment Companies	479,006,976	—	—	479,006,976
Structured Notes	—	43,853,012	—	43,853,012

Total Investments in Securities	$743,969,977	$141,229,692	$1	$885,199,670

There were no transfers between Levels 1 and 2 during the period ended September 30, 2015.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 14.1%
	Consumer Discretionary — 2.3%
	Auto Components — 0.2%
7,000	Aisin Seiki Co., Ltd., (Japan)	234,864
1,014	Autoliv, Inc., (Sweden), SDR	110,212
9,400	BorgWarner, Inc.	390,946
4,000	Denso Corp., (Japan)	169,435
5,208	ElringKlinger AG, (Germany)	100,282
79,918	GKN plc, (United Kingdom)	324,616
2,100	Koito Manufacturing Co., Ltd., (Japan)	68,620
12,500	Sumitomo Rubber Industries Ltd., (Japan)	173,515

		1,572,490

	Automobiles — 0.2%
4,512	Bayerische Motoren Werke AG, (Germany)	393,639
9,000	Honda Motor Co., Ltd., (Japan)	268,621
19,900	Mitsubishi Motors Corp., (Japan)	152,201
35,900	Nissan Motor Co., Ltd., (Japan)	330,086
8,300	Suzuki Motor Corp., (Japan)	255,225
8,000	Toyota Motor Corp., (Japan)	468,383

		1,868,155

	Distributors — 0.1%
5,400	Pool Corp.	390,420

	Diversified Consumer Services — 0.0% (g)
9,800	ServiceMaster Global Holdings, Inc. (a)	328,790

	Hotels, Restaurants & Leisure — 0.2%
23,965	Compass Group plc, (United Kingdom)	382,790
2,700	Domino’s Pizza, Inc.	291,357
9,840	Greene King plc, (United Kingdom)	118,591
4,300	Wyndham Worldwide Corp.	309,170
166,400	Wynn Macau Ltd., (China)	190,380

		1,292,288

	Household Durables — 0.2%
5,487	Electrolux AB, (Sweden), Series B	155,045
7,300	Jarden Corp. (a)	356,824
20,100	Panasonic Corp., (Japan)	203,415
11,718	Persimmon plc, (United Kingdom) (a)	356,653
5,400	Sony Corp., (Japan)	132,365
4,800	Tempur Sealy International, Inc. (a)	342,864

		1,547,166

	Internet & Catalog Retail — 0.0% (g)
110,600	Home Retail Group plc, (United Kingdom)	227,854

	Leisure Products — 0.0% (g)
2,425	Polaris Industries, Inc.	290,685

	Media — 0.6%
2,900	Charter Communications, Inc., Class A (a)	509,965
2,300	CyberAgent, Inc., (Japan)	89,973
11,169	Eutelsat Communications S.A., (France)	342,565
11,804	Informa plc, (United Kingdom)	100,504
75	Liberty Global plc LiLAC, (United Kingdom), Class A (a)	2,527
24,409	Liberty Global plc, (United Kingdom), Class A (a)	1,048,122
605	Liberty Global plc, (United Kingdom), Series C (a)	24,817
16,100	Markit Ltd., (United Kingdom) (a)	466,900
23,873	SES S.A., (Luxembourg), FDR	753,415
22,452	Sky plc, (United Kingdom)	355,214
32,822	WPP plc, (United Kingdom)	683,322

		4,377,324

	Multiline Retail — 0.2%
5,300	Dollar Tree, Inc. (a)	353,298
20,000	Lojas Renner S.A., (Brazil)	93,530
30,213	Marks & Spencer Group plc, (United Kingdom)	229,340
3,300	Ryohin Keikaku Co., Ltd., (Japan)	671,909

		1,348,077

	Specialty Retail — 0.3%
95,700	BCA Marketplace plc, (United Kingdom) (a)	247,195
52,301	Kingfisher plc, (United Kingdom)	284,112
2,450	O’Reilly Automotive, Inc. (a)	612,500
5,800	Ross Stores, Inc.	281,126
12,700	Sally Beauty Holdings, Inc. (a)	301,625
4,900	Tractor Supply Co.	413,168
4,900	Williams-Sonoma, Inc.	374,115
14,098	World Duty Free S.p.A., (Italy) (a)	161,229

		2,675,070

	Textiles, Apparel & Luxury Goods — 0.3%
755,000	China Hongxing Sports Ltd., (China) (a)	–	(h)
12,618	Cie Financiere Richemont S.A., (Switzerland)	981,819
12,300	Hanesbrands, Inc.	355,962
1,126	Kering, (France)	184,320
1,190	LVMH Moet Hennessy Louis Vuitton SE, (France)	202,589
9,360	Moncler S.p.A., (Italy)	167,615
111,300	Samsonite International S.A.	363,715
3,035	Swatch Group AG (The), (Switzerland)	218,945

		2,474,965

	Total Consumer Discretionary	18,393,284

	Consumer Staples — 1.2%
	Beverages — 0.2%
3,600	Brown-Forman Corp., Class B	348,840
17,695	Diageo plc, (United Kingdom)	475,410
14,400	Kirin Holdings Co., Ltd., (Japan)	188,881
9,878	Pernod-Ricard S.A., (France)	997,365

		2,010,496

	Food & Staples Retailing — 0.1%
5,600	FamilyMart Co., Ltd., (Japan)	255,320
75,578	Tesco plc, (United Kingdom)	209,925

		465,245

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Food Products — 0.4%
10,000	Ajinomoto Co., Inc., (Japan)	210,880
4,900	Associated British Foods plc, (United Kingdom)	247,985
6,979	Danone S.A., (France)	440,536
24,513	Nestle S.A., (Switzerland)	1,843,517
8,400	WhiteWave Foods Co. (The) (a)	337,260
71,000	Wilmar International Ltd., (Singapore)	128,469

		3,208,647

	Household Products — 0.1%
4,200	Church & Dwight Co., Inc.	352,380
2,600	Reckitt Benckiser Group plc, (United Kingdom)	235,783

		588,163

	Personal Products — 0.3%
7,208	L’Oreal S.A., (France)	1,252,852
30,496	Unilever plc, (United Kingdom)	1,242,096

		2,494,948

	Tobacco — 0.1%
3,005	British American Tobacco plc, (United Kingdom)	165,803
12,294	Imperial Tobacco Group plc, (United Kingdom)	635,586

		801,389

	Total Consumer Staples	9,568,888

	Energy — 0.4%
	Energy Equipment & Services — 0.1%
60,000	China Oilfield Services Ltd., (China), Class H	60,479
6,000	Oceaneering International, Inc.	235,680
8,624	WorleyParsons Ltd., (Australia)	36,102

		332,261

	Oil, Gas & Consumable Fuels — 0.3%
94,830	Beach Energy Ltd., (Australia)	30,646
11,745	BG Group plc, (United Kingdom)	169,432
13,295	Enbridge, Inc., (Canada)	493,644
14,066	Eni S.p.A., (Italy)	221,263
18,730	Oil Search Ltd., (Australia)	95,100
7,700	Range Resources Corp.	247,324
11,300	Royal Dutch Shell plc, (Netherlands), Class B, ADR	536,524
18,509	Statoil ASA, (Norway)	269,844
9,058	TOTAL S.A., (France)	407,455

		2,471,232

	Total Energy	2,803,493

	Financials — 2.8%
	Banks — 1.1%
21,707	Australia & New Zealand Banking Group Ltd., (Australia)	414,737
14,000	Bank of Yokohama Ltd. (The), (Japan)	85,092
13,246	Barclays plc, (United Kingdom), ADR	195,776
14,727	BNP Paribas S.A., (France)	867,039
120,055	CaixaBank S.A., (Spain)	463,323
11,189	Commerzbank AG, (Germany) (a)	118,176
11,806	Danske Bank A/S, (Denmark)	356,781
50,872	DBS Group Holdings Ltd., (Singapore)	580,670
45,538	DNB ASA, (Norway)	592,648
5,750	HDFC Bank Ltd., (India), ADR	351,268
16,357	HSBC Holdings plc, (United Kingdom)	123,393
43,684	ING Groep N.V., (Netherlands), CVA	617,478
130,226	Intesa Sanpaolo S.p.A., (Italy)	460,049
1,032,166	Lloyds Banking Group plc, (United Kingdom)	1,175,081
8,600	National Bank of Canada, (Canada)	274,530
30,875	Nordea Bank AB, (Sweden)	344,457
45,328	Royal Bank of Scotland Group plc, (United Kingdom) (a)	216,264
14,043	Standard Chartered plc, (United Kingdom)	136,287
4,900	Sumitomo Mitsui Financial Group, Inc., (Japan)	185,810
96,000	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	351,844
40,590	Svenska Handelsbanken AB, (Sweden), Class A	582,258
13,470	Swedbank AB, (Sweden), Class A	297,961
23,700	United Overseas Bank Ltd., (Singapore)	309,454

		9,100,376

	Capital Markets — 0.3%
18,300	Apollo Global Management LLC, Class A	314,394
2,827	Close Brothers Group plc, (United Kingdom)	63,944
15,196	Credit Suisse Group AG, (Switzerland) (a)	365,264
3,527	Deutsche Bank AG, (Germany)	95,184
14,188	GAM Holding AG, (Switzerland) (a)	249,731
27,380	Henderson Group plc, (United Kingdom)	107,913
8,400	Invesco Ltd.	262,332
4,525	Julius Baer Group Ltd., (Switzerland) (a)	205,489
5,756	Macquarie Group Ltd., (Australia)	311,947
21,700	Och-Ziff Capital Management Group LLC, Class A	189,441
17,399	UBS Group AG, (Switzerland)	321,675

		2,487,314

	Consumer Finance — 0.0% (g)
11,600	Credit Saison Co., Ltd., (Japan)	210,739

	Diversified Financial Services — 0.2%
45,253	Challenger Ltd., (Australia)	228,375
4,109	London Stock Exchange Group plc, (United Kingdom)	150,613
5,450	McGraw Hill Financial, Inc.	471,425
23,700	Mitsubishi UFJ Lease & Finance Co., Ltd., (Japan)	104,409
7,800	Nasdaq, Inc.	415,974

		1,370,796

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — 1.0%
256,600	AIA Group Ltd., (Hong Kong)	1,334,513
1,494	Allianz SE, (Germany)	234,697
13,500	Assured Guaranty Ltd., (Bermuda)	337,500
50,429	Aviva plc, (United Kingdom)	344,913
26,789	AXA S.A., (France)	650,409
61,125	Direct Line Insurance Group plc, (United Kingdom)	346,833
1,821	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany)	340,098
44,000	Ping An Insurance Group Co. of China Ltd., (China), Class H	219,867
41,844	Prudential plc, (United Kingdom)	882,763
10,182	QBE Insurance Group Ltd., (Australia)	92,725
4,600	RenaissanceRe Holdings Ltd., (Bermuda)	489,072
29,260	RSA Insurance Group plc, (United Kingdom)	178,383
21,602	Sampo OYJ, (Finland), Class A	1,045,475
11,100	Sony Financial Holdings, Inc., (Japan)	182,183
41,109	Storebrand ASA, (Norway) (a)	134,840
12,800	Sun Life Financial, Inc., (Canada)	412,823
9,600	Tokio Marine Holdings, Inc., (Japan)	358,656

		7,585,750

	Real Estate Investment Trusts (REITs) — 0.0% (g)
54,228	Scentre Group, (Australia)	149,252
1,009	Unibail-Rodamco SE, (France)	261,516

		410,768

	Real Estate Management & Development — 0.2%
5,200	CBRE Group, Inc., Class A (a)	166,400
35,464	Cheung Kong Property Holdings Ltd., (Hong Kong)	259,821
27,181	Deutsche Wohnen AG, (Germany)	726,941
3,000	Mitsui Fudosan Co., Ltd., (Japan)	82,234

		1,235,396

	Total Financials	22,401,139

	Health Care — 2.1%
	Biotechnology — 0.2%
3,063	CSL Ltd., (Australia)	192,765
7,446	Genmab A/S, (Denmark) (a)	684,695
7,894	Grifols S.A., (Preference Shares), (Spain), Class B	241,829
6,800	Medivation, Inc. (a)	289,000

		1,408,289

	Health Care Equipment & Supplies — 0.3%
21,700	Boston Scientific Corp. (a)	356,097
15,842	Elekta AB, (Sweden), Class B	105,455
2,850	Essilor International S.A., (France)	348,180
11,289	GN Store Nord A/S, (Denmark)	202,804
4,345	Medtronic plc, (Ireland)	290,854
761	Sonova Holding AG, (Switzerland)	97,993
12,000	Sysmex Corp., (Japan)	633,741

		2,035,124

	Health Care Providers & Services — 0.4%
2,500	Centene Corp. (a)	135,575
13,400	DaVita HealthCare Partners, Inc. (a)	969,222
15,600	Envision Healthcare Holdings, Inc. (a)	573,924
7,871	Fresenius SE & Co. KGaA, (Germany)	528,363
2,700	Health Net, Inc. (a)	162,594
3,800	Miraca Holdings, Inc., (Japan)	161,151
10,400	Premier, Inc., Class A (a)	357,448
2,500	Universal Health Services, Inc., Class B	312,025

		3,200,302

	Pharmaceuticals — 1.2%
30,300	Astellas Pharma, Inc., (Japan)	392,206
11,725	AstraZeneca plc, (United Kingdom)	743,583
9,317	Bayer AG, (Germany)	1,195,357
9,800	Catalent, Inc. (a)	238,140
5,400	Endo International plc, (Ireland) (a)	374,112
5,600	GlaxoSmithKline plc, (United Kingdom), ADR	215,320
18,619	Novartis AG, (Switzerland)	1,711,307
32,153	Novo Nordisk A/S, (Denmark), Class B	1,735,123
6,441	Roche Holding AG, (Switzerland)	1,709,902
7,274	Sanofi, (France)	692,486
1,400	Shire plc, (Ireland), ADR	287,322
6,000	Takeda Pharmaceutical Co., Ltd., (Japan)	263,233

		9,558,091

	Total Health Care	16,201,806

	Industrials — 2.3%
	Aerospace & Defense — 0.4%
8,850	Hexcel Corp.	397,011
3,600	L-3 Communications Holdings, Inc.	376,272
40,270	Meggitt plc, (United Kingdom)	290,513
3,900	Rockwell Collins, Inc.	319,176
27,041	Rolls-Royce Holdings plc, (United Kingdom) (a)	277,391
10,321	Safran S.A., (France)	776,053
1,100	TransDigm Group, Inc. (a)	233,651
18,149	Zodiac Aerospace, (France)	416,706

		3,086,773

	Airlines — 0.1%
5,400	Ryanair Holdings plc, (Ireland), ADR	422,820

	Building Products — 0.1%
44,388	Assa Abloy AB, (Sweden), Class B	796,133

	Commercial Services & Supplies — 0.2%
61,359	AA plc, (United Kingdom) (a)	263,270
447,000	China Everbright International Ltd., (Hong Kong)	627,955
6,300	Copart, Inc. (a)	207,270
2,850	Stericycle, Inc. (a)	397,033

		1,495,528

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electrical Equipment — 0.2%
11,980	ABB Ltd., (Switzerland) (a)	211,968
7,100	AMETEK, Inc.	371,472
2,975	Hubbell, Inc., Class B	252,726
5,202	Legrand S.A., (France)	276,763
46,000	Mitsubishi Electric Corp., (Japan)	421,385
2,346	Schneider Electric SE, (France)	131,374

		1,665,688

	Industrial Conglomerates — 0.2%
31,464	CK Hutchison Holdings Ltd., (Hong Kong)	409,272
4,090	DCC plc, (Ireland)	309,067
10,100	Jardine Matheson Holdings Ltd., (Hong Kong)	470,458
10,122	Koninklijke Philips N.V., (Netherlands)	238,139
31,700	Sembcorp Industries Ltd., (Singapore)	77,366
5,118	Siemens AG, (Germany)	457,227

		1,961,529

	Machinery — 0.4%
5,300	FANUC Corp., (Japan)	815,345
6,200	Flowserve Corp.	255,068
93,000	Kawasaki Heavy Industries Ltd., (Japan)	321,067
10,000	Kubota Corp., (Japan)	137,624
3,500	SMC Corp., (Japan)	766,355
11,500	THK Co., Ltd., (Japan)	183,178
3,750	WABCO Holdings, Inc. (a)	393,113

		2,871,750

	Marine — 0.0% (g)
199	AP Moeller - Maersk A/S, (Denmark), Class B	306,755
36,000	Nippon Yusen KK, (Japan)	83,428

		390,183

	Professional Services — 0.3%
3,776	DKSH Holding AG, (Switzerland) (a)	239,559
6,900	Equifax, Inc.	670,542
2,300	IHS, Inc., Class A (a)	266,800
22,000	Nielsen Holdings plc	978,340
4,400	Recruit Holdings Co., Ltd., (Japan)	131,931
5,300	Verisk Analytics, Inc. (a)	391,723

		2,678,895

	Road & Rail — 0.2%
10,900	Avis Budget Group, Inc. (a)	476,112
2,615	Canadian National Railway Co., (Canada)	148,427
1,900	Central Japan Railway Co., (Japan)	306,333
6,000	Genesee & Wyoming, Inc., Class A (a)	354,480

		1,285,352

	Trading Companies & Distributors — 0.2%
8,600	AerCap Holdings N.V., (Netherlands) (a)	328,864
8,800	Fastenal Co.	322,168
54,300	Marubeni Corp., (Japan)	266,036
16,400	Mitsubishi Corp., (Japan)	268,822
30,000	Sumitomo Corp., (Japan)	290,112

		1,476,002

	Total Industrials	18,130,653

	Information Technology — 1.8%
	Communications Equipment — 0.0% (g)
23,857	Telefonaktiebolaget LM Ericsson, (Sweden), Class B	234,028

	Electronic Equipment, Instruments & Components — 0.5%
5,200	Amphenol Corp., Class A	264,992
50,800	Hamamatsu Photonics KK, (Japan)	1,149,664
2,640	Keyence Corp., (Japan)	1,178,967
7,900	Murata Manufacturing Co., Ltd., (Japan)	1,020,479

		3,614,102

	Internet Software & Services — 0.1%
2,555	Alibaba Group Holding Ltd., (China), ADR (a)	150,668
1,300	Baidu, Inc., (China), ADR (a)	178,633
1,950	CoStar Group, Inc. (a)	337,467
8,200	Kakaku.com, Inc., (Japan)	133,172
189	NAVER Corp., (South Korea)	81,919
12,600	Tencent Holdings Ltd., (China)	212,393

		1,094,252

	IT Services — 0.5%
4,275	Alliance Data Systems Corp. (a)	1,107,140
9,300	Amdocs Ltd.	528,984
13,300	Booz Allen Hamilton Holding Corp.	348,593
8,500	Gartner, Inc. (a)	713,405
4,700	Global Payments, Inc.	539,231
15,400	Infosys Ltd., (India), ADR	293,986
12,300	NeuStar, Inc., Class A (a)	334,683
10,200	Vantiv, Inc., Class A (a)	458,184

		4,324,206

	Semiconductors & Semiconductor Equipment — 0.4%
9,877	ASML Holding N.V., (Netherlands)	868,217
2,900	Avago Technologies Ltd., (Singapore)	362,529
4,850	Lam Research Corp.	316,851
3,650	NXP Semiconductors N.V., (Netherlands) (a)	317,805
117,000	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan)	468,898
19,425	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	403,069
2,500	Tokyo Electron Ltd., (Japan)	118,038

		2,855,407

	Software — 0.3%
9,676	Gemalto N.V., (Netherlands)	629,059
5,600	Oracle Corp., (Japan)	236,483

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
10,100	Qlik Technologies, Inc. (a)	368,145
3,985	SAP SE, (Germany)	258,163
2,200	ServiceNow, Inc. (a)	152,790
11,200	Trend Micro, Inc., (Japan)	395,631

		2,040,271

	Technology Hardware, Storage & Peripherals — 0.0% (g)
4,200	Canon, Inc., (Japan)	121,496
139	Samsung Electronics Co., Ltd., (South Korea)	133,364
10,000	Wacom Co., Ltd., (Japan)	36,830

		291,690

	Total Information Technology	14,453,956

	Materials — 0.3%
	Chemicals — 0.2%
1,729	Air Liquide S.A., (France)	204,977
31,000	Asahi Kasei Corp., (Japan)	218,595
3,053	BASF SE, (Germany)	233,504
4,250	Ecolab, Inc.	466,310
2,770	Koninklijke DSM N.V., (Netherlands)	127,840
11,000	Tosoh Corp., (Japan)	52,938
6,185	Umicore S.A., (Belgium)	238,533

		1,542,697

	Metals & Mining — 0.1%
8,622	Acerinox S.A., (Spain)	77,091
1,900	Agnico-Eagle Mines Ltd., (Canada)	48,166
10,963	Antofagasta plc, (Chile)	83,041
5,184	BHP Billiton Ltd., (Australia)	81,878
14,561	BHP Billiton plc, (Australia)	221,642
12,320	First Quantum Minerals Ltd., (Canada)	45,144
3,495	Rio Tinto Ltd., (United Kingdom)	120,243
3,695	Rio Tinto plc, (United Kingdom)	123,979
96,834	South32 Ltd., (Australia) (a)	93,599

		894,783

	Total Materials	2,437,480

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.2%
17,100	Nippon Telegraph & Telephone Corp., (Japan)	602,324
96,000	Singapore Telecommunications Ltd., (Singapore)	242,987
490	Swisscom AG, (Switzerland)	244,543
37,883	Telefonica Deutschland Holding AG, (Germany)	231,654
20,881	Telefonica S.A., (Spain)	253,328
26,188	Telstra Corp., Ltd., (Australia)	103,539

		1,678,375

	Wireless Telecommunication Services — 0.5%
8,300	America Movil S.A.B. de C.V., (Mexico), Class L, ADR	137,365
8,200	KDDI Corp., (Japan)	183,541
18,400	NTT DOCOMO, Inc., (Japan)	310,354
11,450	SBA Communications Corp., Class A (a)	1,199,273
15,600	SoftBank Group Corp, (Japan)	721,341
161,960	Vodafone Group plc, (United Kingdom)	510,836
12,900	Vodafone Group plc, (United Kingdom), ADR	409,446

		3,472,156

	Total Telecommunication Services	5,150,531

	Utilities — 0.2%
	Electric Utilities — 0.0% (g)
11,163	SSE plc, (United Kingdom)	252,652

	Multi-Utilities — 0.2%
14,177	E.ON SE, (Germany)	121,659
17,945	Engie, (France)	290,359
87,230	National Grid plc, (United Kingdom)	1,214,865

		1,626,883

	Total Utilities	1,879,535

	Total Common Stocks (Cost $105,746,994)	111,420,765

Exchange Traded Funds — 35.6%
	International Equity — 7.5%
684,800	iShares MSCI EAFE ETF	39,252,736
989,500	iShares MSCI Japan ETF	11,309,985
175,130	WisdomTree Japan Hedged Equity Fund	8,521,826

	Total International Equity	59,084,547

	U.S. Equity — 28.1%
254,200	iShares Core S&P Mid Cap ETF	34,726,262
975,700	SPDR S&P 500 ETF Trust	186,973,391

	Total U.S. Equity	221,699,653

	Total Exchange Traded Funds (Cost $287,313,984)	280,784,200

Exchange Traded Note — 1.0%
	Alternative Assets — 1.0%
337,778	iPath Dow Jones-UBS Commodity Index Total Return (a) (s) (Cost $12,802,186)	8,258,672

Alternative Investment — 3.6%
	Alternative Assets — 3.6%
219,192	Marshall Wace UCITS Fund plc - MW TOPS UCITS Fund, Class F Shares (Ireland) (a) (Cost $24,657,158)	28,398,477

Investment Companies — 41.0%
	Alternative Assets — 2.2%
826,745	AQR Managed Futures Strategy Fund, Class R6 Shares	9,292,615
923,928	John Hancock Funds II - Absolute Return Currency Fund, Class R6 Shares	8,139,809

	Total Alternative Assets	17,432,424

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — continued
	Fixed Income — 9.9%
4,186,196	JPMorgan Core Bond Fund, Class R6 Shares (b)	49,187,806
1,338,740	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	10,991,055
1,550,388	JPMorgan Strategic Income Opportunities Fund, Class R5 Shares (b)	17,596,899

	Total Fixed Income	77,775,760

	International Equity — 13.0%
4,859,753	JPMorgan Global Research Enhanced Index Fund, Select Class Shares (b)	83,927,930
854,708	Oakmark International Fund, Class I Shares	18,239,470

	Total International Equity	102,167,400

	Money Market — 5.5%
43,750,577	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (s)	43,750,577

	U.S. Equity — 10.4%
2,986,295	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	82,272,417

	Total Investment Companies (Cost $311,325,037)	323,398,578

Preferred Stocks — 0.1%
	Consumer Discretionary — 0.1%
	Automobiles — 0.1%
2,850	Volkswagen AG, (Preference Shares), (Germany)	313,066

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
204,186	Telecom Italia S.p.A., (Italy)	209,415

	Total Preferred Stocks (Cost $794,356)	522,481

PRINCIPAL AMOUNT($)
Structured Notes — 4.8%
	Alternative Assets — 1.1%
9,900,000	Barclays Bank plc, Global Medium-Term Notes Series A, Linked to the Bloomberg Commodity Index Total Return 3 month Forward, 06/22/17 (a) (s)	8,712,298

	International Equity — 3.7%
34,000,000	Goldman Sachs Group, Inc., Linked to the Performance of the MSCI Europe Index, 10/23/15 (a)	28,959,621

	Total Structured Notes (Cost $43,900,000)	37,671,919

	Total Investments — 100.2% (Cost 786,539,715)	790,455,092
	Liabilities in Excess of Other Assets — (0.2)%	(1,904,337)

	NET ASSETS — 100.0%	$788,550,755

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY*
United States	84.5%
Ireland	3.8
United Kingdom	3.2
Japan	2.2
France	1.1
Switzerland	1.1
Others (each less than 1.0%)	4.1

*	Percentages indicated are based on total investments as of September 30, 2015.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

NOTES TO CONSOLIDATED SCHEDULES OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
FDR	—	Fiduciary Depositary Receipt
MSCI	—	Morgan Stanley Capital International
SDR	—	Swedish Depositary Receipt
SPDR	—	Standard & Poor’s Depositary Receipts
UCITS	—	Undertakings for Collective Investment in Transferable Securities

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(s)	—	All or a portion of the position is held by the Subsidiary.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments is $75,889,107 and 9.6% respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-411.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,222,731
Aggregate gross unrealized depreciation	(39,307,354)

Net unrealized appreciation/depreciation	$3,915,377

Federal income tax cost of investments	$786,539,715

Access Growth Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. As of September 30, 2015, net assets of the Fund were $788,550,755 of which $38,409,309, or approximately 5.0%, represented the Subsidiary’s net assets. The Consolidated Schedules of Portfolio Investments (“CSOIs”) include positions of the Fund and its Subsidiary. Subsequent references to the Fund within the Notes to CSOI includes positions of the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

The following tables represent each valuation input by sector as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$7,785,906	$10,607,378	$ —	(a)	$18,393,284
Consumer Staples	1,038,480	8,530,408	—		9,568,888
Energy	1,513,172	1,290,321	—		2,803,493
Financials	4,503,237	17,897,902	—		22,401,139
Health Care	4,561,633	11,640,173	—		16,201,806
Industrials	8,033,526	10,097,127	—		18,130,653
Information Technology	7,177,155	7,276,801	—		14,453,956
Materials	559,620	1,877,860	—		2,437,480
Telecommunication Services	1,746,084	3,404,447	—		5,150,531
Utilities	—	1,879,535	—		1,879,535

Total Common Stocks	36,918,813	74,501,952	—	(a)	111,420,765

Preferred Stocks
Consumer Discretionary	—	313,066	—		313,066
Telecommunication Services	—	209,415	—		209,415

Total Preferred Stocks	—	522,481	—		522,481
Exchange Traded Funds	280,784,200	—	—		280,784,200
Exchange Traded Note	8,258,672	—	—		8,258,672
Alternative Investment	—	28,398,477	—		28,398,477
Investment Companies	323,398,578	—	—		323,398,578
Structured Notes	—	37,671,919	—		37,671,919

Total Investments in Securities	$649,360,263	$141,094,829	$ —	(a)	$790,455,092

(a)	Amount rounds to less than $1.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2015.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.8%
Consumer Discretionary — 19.3%
	Auto Components — 1.8%
175	Delphi Automotive plc, (United Kingdom)	13,337
568	Lear Corp.	61,744
1,470	Magna International, Inc., (Canada)	70,551

		145,632

	Automobiles — 1.8%
2,776	Ford Motor Co.	37,666
3,558	General Motors Co.	106,817

		144,483

	Household Durables — 0.2%
593	D.R. Horton, Inc.	17,405

	Internet & Catalog Retail — 0.2%
26	Amazon.com, Inc. (a)	13,155

	Media — 9.3%
1,618	CBS Corp. (Non-Voting), Class B	64,550
45	Charter Communications, Inc., Class A (a)	7,931
3,645	Comcast Corp., Class A	207,322
2,208	DISH Network Corp., Class A (a)	128,826
2,314	Time Warner, Inc.	159,060
5,764	Twenty-First Century Fox, Inc., Class A	155,505
160	Viacom, Inc., Class B	6,882
72	Walt Disney Co. (The)	7,389

		737,465

	Multiline Retail — 0.4%
422	Dollar General Corp.	30,577

	Specialty Retail — 4.3%
2,173	AutoNation, Inc. (a)	126,414
176	Best Buy Co., Inc.	6,544
259	Home Depot, Inc. (The)	29,947
2,437	Lowe’s Cos., Inc.	167,965
250	Ross Stores, Inc.	12,122

		342,992

	Textiles, Apparel & Luxury Goods — 1.3%
511	PVH Corp.	52,132
757	V.F. Corp.	51,642

		103,774

	Total Consumer Discretionary	1,535,483

Consumer Staples — 5.8%
	Beverages — 1.7%
252	Coca-Cola Enterprises, Inc.	12,184
1,261	PepsiCo, Inc.	118,875

		131,059

	Food & Staples Retailing — 0.1%
148	Wal-Mart Stores, Inc.	9,616

	Food Products — 0.2%
897	Pilgrim’s Pride Corp.	18,644

	Household Products — 2.3%
458	Colgate-Palmolive Co.	29,046
116	Kimberly-Clark Corp.	12,681
1,938	Procter & Gamble Co. (The)	139,441

		181,168

	Tobacco — 1.5%
1,550	Philip Morris International, Inc.	122,929

	Total Consumer Staples	463,416

Energy — 5.9%
	Energy Equipment & Services — 0.6%
73	Baker Hughes, Inc.	3,804
1,168	National Oilwell Varco, Inc.	43,957

		47,761

	Oil, Gas & Consumable Fuels — 5.3%
1,262	Chevron Corp.	99,554
95	EQT Corp.	6,134
1,755	Exxon Mobil Corp.	130,507
1,497	Marathon Oil Corp.	23,055
1,019	Marathon Petroleum Corp.	47,224
228	Phillips 66	17,497
63	Tesoro Corp.	6,097
1,474	Valero Energy Corp.	88,581

		418,649

	Total Energy	466,410

Financials — 17.5%
	Banks — 4.8%
11,379	Bank of America Corp.	177,282
1,928	Citigroup, Inc.	95,653
63	Cullen/Frost Bankers, Inc.	4,018
257	Fifth Third Bancorp	4,858
333	Prosperity Bancshares, Inc.	16,334
1,589	Wells Fargo & Co.	81,575

		379,720

	Capital Markets — 5.9%
54	BlackRock, Inc.	16,182
911	Goldman Sachs Group, Inc. (The)	158,278
3,047	Invesco Ltd.	95,161
1,815	Janus Capital Group, Inc.	24,684
148	Legg Mason, Inc.	6,166

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
4,865	Morgan Stanley	153,251
285	T. Rowe Price Group, Inc.	19,780

		473,502

	Diversified Financial Services — 1.3%
788	Berkshire Hathaway, Inc., Class B (a)	102,716

	Insurance — 4.0%
315	ACE Ltd., (Switzerland)	32,613
1,031	American International Group, Inc.	58,570
203	Everest Re Group Ltd., (Bermuda)	35,153
3,162	MetLife, Inc.	149,107
611	Prudential Financial, Inc.	46,595

		322,038

	Real Estate Investment Trusts (REITs) — 1.5%
134	American Tower Corp.	11,789
154	AvalonBay Communities, Inc.	26,870
108	Highwoods Properties, Inc.	4,189
1,662	Host Hotels & Resorts, Inc.	26,271
598	LaSalle Hotel Properties	16,989
711	Prologis, Inc.	27,646
69	Regency Centers Corp.	4,282

		118,036

	Total Financials	1,396,012

Health Care — 15.9%
	Biotechnology — 5.5%
43	Alexion Pharmaceuticals, Inc. (a)	6,772
443	Biogen, Inc. (a)	129,126
1,207	Celgene Corp. (a)	130,507
1,753	Gilead Sciences, Inc.	172,088

		438,493

	Health Care Providers & Services — 5.0%
1,172	Aetna, Inc.	128,228
82	AmerisourceBergen Corp.	7,818
60	Cardinal Health, Inc.	4,578
122	Cigna Corp.	16,486
40	Humana, Inc.	7,214
604	McKesson Corp.	111,795
1,025	UnitedHealth Group, Inc.	118,922

		395,041

	Pharmaceuticals — 5.4%
197	Allergan plc (a)	53,465
1,250	Bristol-Myers Squibb Co.	73,970
706	Eli Lilly & Co.	59,077
967	Johnson & Johnson	90,232
84	Mylan N.V. (a)	3,378
3,480	Pfizer, Inc.	109,301
242	Valeant Pharmaceuticals International, Inc. (a)	43,221

		432,644

	Total Health Care	1,266,178

Industrials — 9.1%
	Aerospace & Defense — 3.2%
176	Curtiss-Wright Corp.	11,011
340	General Dynamics Corp.	46,917
940	Honeywell International, Inc.	88,989
1,224	United Technologies Corp.	108,915

		255,832

	Airlines — 1.0%
1,505	United Continental Holdings, Inc. (a)	79,835

	Construction & Engineering — 0.3%
610	Fluor Corp.	25,834

	Electrical Equipment — 0.2%
220	Eaton Corp. plc	11,296

	Machinery — 3.5%
1,001	Cummins, Inc.	108,700
2,318	PACCAR, Inc.	120,914
296	Parker-Hannifin Corp.	28,772
92	Snap-on, Inc.	13,917
40	Stanley Black & Decker, Inc.	3,908

		276,211

	Road & Rail — 0.9%
179	CSX Corp.	4,823
792	Union Pacific Corp.	70,056

		74,879

	Total Industrials	723,887

Information Technology — 20.0%
	Communications Equipment — 0.3%
74	F5 Networks, Inc. (a)	8,592
299	QUALCOMM, Inc.	16,055

		24,647

	Electronic Equipment, Instruments & Components — 1.6%
2,111	TE Connectivity Ltd., (Switzerland)	126,410

	Internet Software & Services — 3.3%
1,162	Facebook, Inc., Class A (a)	104,437
194	Google, Inc., Class A (a)	123,908
56	Google, Inc., Class C (a)	33,828

		262,173

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — 2.6%
1,219	Accenture plc, (Ireland), Class A	119,789
117	Automatic Data Processing, Inc.	9,402
1,079	Cognizant Technology Solutions Corp., Class A (a)	67,569
84	International Business Machines Corp.	12,177

		208,937

	Semiconductors & Semiconductor Equipment — 5.1%
2,921	Applied Materials, Inc.	42,912
1,205	Avago Technologies Ltd., (Singapore)	150,624
1,967	Lam Research Corp.	128,491
189	NXP Semiconductors N.V., (Netherlands) (a)	16,474
356	Skyworks Solutions, Inc.	29,979
688	Teradyne, Inc.	12,391
496	Texas Instruments, Inc.	24,567

		405,438

	Software — 2.1%
212	Adobe Systems, Inc. (a)	17,398
3,196	Microsoft Corp.	141,472
243	Oracle Corp.	8,763

		167,633

	Technology Hardware, Storage & Peripherals — 5.0%
3,513	Apple, Inc.	387,462
554	Hewlett-Packard Co.	14,190

		401,652

	Total Information Technology	1,596,890

Materials — 2.4%
	Chemicals — 1.7%
580	Dow Chemical Co. (The)	24,583
227	Eastman Chemical Co.	14,659
3,187	Mosaic Co. (The)	99,148

		138,390

	Containers & Packaging — 0.7%
1,139	Crown Holdings, Inc. (a)	52,119
84	Sealed Air Corp.	3,947

		56,066

	Total Materials	194,456

Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.1%
2,564	AT&T, Inc.	83,548
174	Verizon Communications, Inc.	7,562

	Total Telecommunication Services	91,110

Utilities — 1.8%
	Electric Utilities — 1.0%
140	Edison International	8,855
1,618	Exelon Corp.	48,058
241	NextEra Energy, Inc.	23,529

		80,442

	Gas Utilities — 0.2%
952	Questar Corp.	18,472

	Multi-Utilities — 0.6%
352	CenterPoint Energy, Inc.	6,343
908	Public Service Enterprise Group, Inc.	38,264

		44,607

	Total Utilities	143,521

	Total Common Stocks (Cost $8,056,749)	7,877,363

PRINCIPAL AMOUNT($)
Short-Term Investments — 2.1%
	U.S. Treasury Obligation — 0.2%
13,890	U.S. Treasury Bill, 0.225%, 04/28/16 (k) (n)	13,885

SHARES
	Investment Company — 1.9%
153,874	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l)	153,874

	Total Short-Term Investments (Cost $167,746)	167,759

	Total Investments — 100.9% (Cost $8,224,495)	8,045,122
	Liabilities in Excess of Other Assets — (0.9)%	(75,493)

	NET ASSETS — 100.0%	$7,969,629

Percentages indicated are based on net assets.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
833	E-mini S&P 500	12/18/15	USD	$79,497	$(85)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$370,916
Aggregate gross unrealized depreciation	(550,289)

Net unrealized appreciation/depreciation	$(179,373)

Federal income tax cost of investments	$8,224,495

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,031,237	$13,885	$—	$8,045,122

Depreciation in Other Financial Instruments
Futures Contracts	$(85)	$—	$—	$(85)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 51.9%
Consumer Discretionary — 8.3%
	Auto Components — 0.5%
1	American Axle & Manufacturing Holdings, Inc. (a)	24
76	Apollo Tyres Ltd., (India)	208
7	Ceat Ltd., (India)	142
7	Continental AG, (Germany)	1,575
13	Cooper Tire & Rubber Co.	527
4	Dana Holding Corp.	58
2	Delphi Automotive plc, (United Kingdom)	185
5	Goodyear Tire & Rubber Co. (The)	144
9	Hankook Tire Co., Ltd., (South Korea)	286
5	Hanon Systems Corp., (South Korea)	155
64	Hota Industrial Manufacturing Co. Ltd., (Taiwan)	206
3	Hyundai Mobis Co., Ltd., (South Korea)	657
8	Lear Corp.	878
26	Magna International, Inc., (Canada)	1,258
11	Stoneridge, Inc. (a)	134
4	Tower International, Inc. (a)	104
5	Valeo S.A., (France)	658

		7,199

	Automobiles — 0.9%
711	Astra International Tbk PT, (Indonesia)	255
10	Daimler AG, (Germany)	738
71	Ford Motor Co.	959
655	Geely Automobile Holdings Ltd., (China)	314
196	General Motors Co.	5,878
222	Great Wall Motor Co., Ltd., (China), Class H	248
31	Honda Motor Co., Ltd., (Japan)	934
10	Kia Motors Corp., (South Korea)	463
8	Renault S.A., (France)	565
4	Tesla Motors, Inc. (a)	974
32	Tofas Turk Otomobil Fabrikasi A.S., (Turkey)	188
21	Toyota Motor Corp., (Japan)	1,200

		12,716

	Distributors — 0.1%
31	Dogus Otomotiv Servis ve Ticaret AS, (Turkey)	100
12	Genuine Parts Co.	965
4	VOXX International Corp. (a)	27

		1,092

	Diversified Consumer Services — 0.1%
1	Graham Holdings Co., Class B	300
4	H&R Block, Inc.	159
7	Houghton Mifflin Harcourt Co. (a)	150
3	K12, Inc. (a)	37
24	Regis Corp. (a)	312
2	ServiceMaster Global Holdings, Inc. (a)	70
1	Steiner Leisure Ltd., (Bahamas) (a)	61
6	Strayer Education, Inc. (a)	352

		1,441

	Hotels, Restaurants & Leisure — 0.6%
15	Accor S.A., (France)	703
3	Bloomin’ Brands, Inc.	50
2	Bob Evans Farms, Inc.	101
1	Boyd Gaming Corp. (a)	19
3	Bravo Brio Restaurant Group, Inc. (a)	30
6	Carnival Corp.	318
462	China Travel International Investment Hong Kong Ltd., (Hong Kong)	169
13	ClubCorp Holdings, Inc.	278
6	Darden Restaurants, Inc.	411
2	Dave & Buster’s Entertainment, Inc. (a)	68
– (h)	DineEquity, Inc.	27
1	Hana Tour Service, Inc., (South Korea)	149
51	Hilton Worldwide Holdings, Inc.	1,167
14	InterContinental Hotels Group plc, (United Kingdom)	476
20	Isle of Capri Casinos, Inc. (a)	350
4	Jack in the Box, Inc.	312
10	Kangwon Land, Inc., (South Korea)	354
22	La Quinta Holdings, Inc. (a)	346
10	Restaurant Brands International, Inc., (Canada)	342
1,875	REXLot Holdings Ltd., (Hong Kong)	65
12	Royal Caribbean Cruises Ltd.	1,067
9	Ruby Tuesday, Inc. (a)	54
130	Sands China Ltd., (Hong Kong)	395
12	Sonic Corp.	277
3	Speedway Motorsports, Inc.	49
22	Starbucks Corp.	1,264
136	Wynn Macau Ltd., (China)	156

		8,997

	Household Durables — 0.6%
45	Arcelik A.S., (Turkey)	221
5	Coway Co., Ltd., (South Korea)	367
2	CSS Industries, Inc.	49
32	D.R. Horton, Inc.	938
32	Electrolux AB, (Sweden), Series B	911
13	Harman International Industries, Inc.	1,294

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Household Durables — continued
3	Leggett & Platt, Inc.	111
9	Mohawk Industries, Inc. (a)	1,667
68	MRV Engenharia e Participacoes S.A., (Brazil)	106
2	NACCO Industries, Inc., Class A	93
12	PulteGroup, Inc.	229
276	Skyworth Digital Holdings Ltd., (Hong Kong)	188
79	Steinhoff International Holdings Ltd., (South Africa)	487
39	Toll Brothers, Inc. (a)	1,350
2	Whirlpool Corp.	353

		8,364

	Internet & Catalog Retail — 0.7%
10	Amazon.com, Inc. (a)	5,062
8	Expedia, Inc.	971
1	GS Home Shopping, Inc., (South Korea)	163
11	Netflix, Inc. (a)	1,175
1	Priceline Group, Inc. (The) (a)	1,427
12	Vipshop Holdings Ltd., (China), ADR (a)	195
17	Wayfair, Inc., Class A (a)	586

		9,579

	Leisure Products — 0.0% (g)
2	MCBC Holdings, Inc. (a)	21
5	Nautilus, Inc. (a)	72

		93

	Media — 2.2%
1	Cable One, Inc. (a)	218
45	CBS Corp. (Non-Voting), Class B	1,806
11	Charter Communications, Inc., Class A (a)	1,950
32	Clear Channel Outdoor Holdings, Inc., Class A (a)	230
80	Comcast Corp., Class A	4,535
21	Dentsu, Inc., (Japan)	1,057
64	DISH Network Corp., Class A (a)	3,751
13	Entercom Communications Corp., Class A (a)	134
24	Media General, Inc. (a)	340
4	Naspers Ltd., (South Africa), Class N	494
2	Nexstar Broadcasting Group, Inc., Class A	114
5	Omnicom Group, Inc.	303
9	Sinclair Broadcast Group, Inc., Class A	225
14	Smiles S.A., (Brazil)	108
12	TEGNA, Inc.	278
104	Time Warner, Inc.	7,165
19	Time, Inc.	353
176	Twenty-First Century Fox, Inc., Class A	4,736
15	Twenty-First Century Fox, Inc., Class B	414
63	UBM plc, (United Kingdom)	462
2	Viacom, Inc., Class B	94
1	Walt Disney Co. (The)	127
50	WPP plc, (United Kingdom)	1,047

		29,941

	Multiline Retail — 0.4%
4	Big Lots, Inc.	206
3	Dillard’s, Inc., Class A	293
24	Dollar General Corp.	1,746
24	Kohl’s Corp.	1,093
1	Ollie’s Bargain Outlet Holdings, Inc. (a)	11
21	Target Corp.	1,683

		5,032

	Specialty Retail — 1.7%
4	Abercrombie & Fitch Co., Class A	91
1	Ascena Retail Group, Inc. (a)	8
31	AutoNation, Inc. (a)	1,775
1	AutoZone, Inc. (a)	709
14	Bed Bath & Beyond, Inc. (a)	815
56	Best Buy Co., Inc.	2,097
8	Children’s Place, Inc. (The)	483
74	Dixons Carphone plc, (United Kingdom)	474
21	GameStop Corp., Class A	851
21	Gap, Inc. (The)	587
605	GOME Electrical Appliances Holding Ltd., (China)	92
2	Guess?, Inc.	50
25	Home Depot, Inc. (The)	2,864
140	Kingfisher plc, (United Kingdom)	763
3	Kirkland’s, Inc.	55
110	Lowe’s Cos., Inc.	7,557
13	Mr Price Group Ltd., (South Africa)	184
7	Outerwall, Inc.	394
4	Ross Stores, Inc.	170
12	Tiffany & Co.	922
19	TJX Cos., Inc. (The)	1,329
8	Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,280

		23,550

	Textiles, Apparel & Luxury Goods — 0.5%
86	ANTA Sports Products Ltd., (China)	223
373	Belle International Holdings Ltd., (China)	324
29	Burberry Group plc, (United Kingdom)	606
9	Cie Financiere Richemont S.A., (Switzerland)	693

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Textiles, Apparel & Luxury Goods — continued
38	Feng TAY Enterprise Co., Ltd., (Taiwan)	238
19	Hanesbrands, Inc.	541
3	Hansae Co., Ltd., (South Korea)	126
– (h)	Hermes International, (France)	63
9	Iconix Brand Group, Inc. (a)	122
3	Kering, (France)	416
5	LVMH Moet Hennessy Louis Vuitton SE, (France)	766
216	Pou Chen Corp., (Taiwan)	325
7	PVH Corp.	697
3	Ralph Lauren Corp.	335
67	Ruentex Industries Ltd., (Taiwan)	119
88	Taiwan Paiho Ltd., (Taiwan)	240
2	Unifi, Inc. (a)	74
15	V.F. Corp.	992
20	Wolverine World Wide, Inc.	443

		7,343

	Total Consumer Discretionary	115,347

Consumer Staples — 3.2%
	Beverages — 0.7%
10	Anheuser-Busch InBev S.A./N.V., (Belgium)	1,087
19	Coca-Cola Co. (The)	745
4	Coca-Cola Enterprises, Inc.	192
9	Dr. Pepper Snapple Group, Inc.	688
7	Molson Coors Brewing Co., Class B	616
6	Monster Beverage Corp. (a)	837
38	PepsiCo, Inc.	3,614
5	Pernod-Ricard S.A., (France)	530
18	SABMiller plc, (United Kingdom)	1,037
11	Suntory Beverage & Food Ltd., (Japan)	411

		9,757

	Food & Staples Retailing — 0.5%
7	Costco Wholesale Corp.	1,035
11	CVS Health Corp.	1,042
55	Distribuidora Internacional de Alimentacion S.A., (Spain) (a)	330
3	GS Retail Co., Ltd., (South Korea)	165
3	Ingles Markets, Inc., Class A	137
62	Kroger Co. (The)	2,226
20	Seven & i Holdings Co., Ltd., (Japan)	890
3	Smart & Final Stores, Inc. (a)	50
28	Sprouts Farmers Market, Inc. (a)	581
390	Sun Art Retail Group Ltd., (Hong Kong)	300
2	Wal-Mart Stores, Inc.	136

		6,892

	Food Products — 0.8%
3	Amplify Snack Brands, Inc. (a)	27
32	Archer-Daniels-Midland Co.	1,306
13	Associated British Foods plc, (United Kingdom)	670
2	B&G Foods, Inc.	86
1	Blue Buffalo Pet Products, Inc. (a)	24
8	Bunge Ltd.	564
6	Hershey Co. (The)	583
6	Ingredion, Inc.	550
80	JBS S.A., (Brazil)	338
20	Mondelez International, Inc., Class A	854
39	Nestle S.A., (Switzerland)	2,965
21	NH Foods Ltd., (Japan)	429
45	Pilgrim’s Pride Corp.	928
4	Pinnacle Foods, Inc.	160
10	Post Holdings, Inc. (a)	591
1	Sanderson Farms, Inc.	98
1	Seneca Foods Corp., Class A (a)	16
7	TreeHouse Foods, Inc. (a)	545
7	Tyson Foods, Inc., Class A	284

		11,018

	Household Products — 0.5%
14	Colgate-Palmolive Co.	893
20	Energizer Holdings, Inc.	778
2	Kimberly-Clark Corp.	178
58	Procter & Gamble Co. (The)	4,178
12	Reckitt Benckiser Group plc, (United Kingdom)	1,060

		7,087

	Personal Products — 0.1%
17	Chlitina Holding Ltd., (Cayman Islands)	125
54	Grape King Bio Ltd., (Taiwan)	269
8	Herbalife Ltd. (a)	433
– (h)	Medifast, Inc. (a)	12
11	Unilever N.V., (United Kingdom), CVA	428
2	USANA Health Sciences, Inc. (a)	231

		1,498

	Tobacco — 0.6%
38	British American Tobacco plc, (United Kingdom)	2,081
15	Imperial Tobacco Group plc, (United Kingdom)	765
32	Japan Tobacco, Inc., (Japan)	977
5	KT&G Corp., (South Korea)	504
30	Philip Morris International, Inc.	2,386
18	Reynolds American, Inc.	810

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Tobacco — continued
2	Universal Corp.	81

		7,604

	Total Consumer Staples	43,856

Energy — 2.8%
	Energy Equipment & Services — 0.3%
2	Baker Hughes, Inc.	91
4	Basic Energy Services, Inc. (a)	14
9	Cameron International Corp. (a)	558
1	Dril-Quip, Inc. (a)	32
35	Ensco plc, (United Kingdom), Class A	493
1	Exterran Holdings, Inc.	17
12	Gulfmark Offshore, Inc., Class A	76
28	Key Energy Services, Inc. (a)	13
32	National Oilwell Varco, Inc.	1,206
8	Pioneer Energy Services Corp. (a)	17
16	Schlumberger Ltd.	1,119
3	SEACOR Holdings, Inc. (a)	203
8	Technip S.A., (France)	375
4	Unit Corp. (a)	43

		4,257

	Oil, Gas & Consumable Fuels — 2.5%
1	Adams Resources & Energy, Inc.	23
3	Alon USA Energy, Inc.	48
13	Anadarko Petroleum Corp.	802
126	BG Group plc, (United Kingdom)	1,812
21	Bharat Petroleum Corp., Ltd., (India)	274
34	Bill Barrett Corp. (a)	111
24	Cabot Oil & Gas Corp.	515
26	Chevron Corp.	2,034
831	CNOOC Ltd., (China)	856
43	Columbia Pipeline Group, Inc.	793
14	Concho Resources, Inc. (a)	1,369
25	CONSOL Energy, Inc.	243
14	Denbury Resources, Inc.	33
11	Devon Energy Corp.	415
4	Energen Corp.	196
13	EOG Resources, Inc.	955
11	EQT Corp.	716
48	Exxon Mobil Corp.	3,541
21	Hindustan Petroleum Corp., Ltd., (India)	249
14	HollyFrontier Corp.	684
42	Inpex Corp., (Japan)	372
– (h)	Isramco, Inc. (a)	12
24	Kinder Morgan, Inc.	659
10	Lukoil PJSC, (Russia), ADR	348
30	Marathon Oil Corp.	460
40	Marathon Petroleum Corp.	1,866
22	Oasis Petroleum, Inc. (a)	192
72	Occidental Petroleum Corp.	4,786
74	Oil Search Ltd., (Australia)	375
18	PBF Energy, Inc., Class A	511
9	Penn Virginia Corp. (a)	5
29	Petroleo Brasileiro S.A., (Brazil), ADR (a)	108
17	Phillips 66	1,331
1	Pioneer Natural Resources Co.	174
21	Polski Koncern Naftowy Orlen S.A., (Poland)	373
139	Polskie Gornictwo Naftowe i Gazownictwo S.A., (Poland)	239
16	Range Resources Corp.	528
2	Renewable Energy Group, Inc. (a)	15
8	REX American Resources Corp. (a)	418
13	Rex Energy Corp. (a)	26
36	Royal Dutch Shell plc, (Netherlands), Class A	842
33	Southwestern Energy Co. (a)	421
6	Stone Energy Corp. (a)	30
63	Surgutneftegas OAO, (Russia), ADR	322
9	Tatneft PAO, (Russia), ADR	256
5	Tesoro Corp.	460
21	Tullow Oil plc, (United Kingdom) (a)	55
53	Valero Energy Corp.	3,177
1	Western Refining, Inc.	54
10	WPX Energy, Inc. (a)	66

		34,150

	Total Energy	38,407

Financials — 11.2%
	Banks — 4.5%
2	1st Source Corp.	55
48	Australia & New Zealand Banking Group Ltd., (Australia)	908
3	BancFirst Corp.	166
52	Banco Bradesco S.A., (Brazil), ADR	281
68	Banco do Brasil S.A., (Brazil)	258
7	BancorpSouth, Inc.	164
926	Bank Negara Indonesia Persero Tbk PT, (Indonesia)	262
449	Bank of America Corp.	7,001
1,187	Bank of China Ltd., (China), Class H	512
2	Banner Corp.	78
293	Barclays plc, (United Kingdom)	1,085

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
2	BBCN Bancorp, Inc.	34
16	BNK Financial Group, Inc., (South Korea)	191
32	BNP Paribas S.A., (France)	1,862
7	Capital Bank Financial Corp., Class A (a)	215
3	Cathay General Bancorp	81
14	Central Pacific Financial Corp.	299
1	Chemical Financial Corp.	34
725	China CITIC Bank Corp., Ltd., (China), Class H (a)	422
947	China Construction Bank Corp., (China), Class H	632
677	China Everbright Bank Co., Ltd., (China), Class H	296
239	China Merchants Bank Co., Ltd., (China), Class H	583
395	China Minsheng Banking Corp., Ltd., (China), Class H	366
10	CIT Group, Inc.	416
116	Citigroup, Inc.	5,734
1	Citizens & Northern Corp.	14
29	Citizens Financial Group, Inc.	680
2	City Holding Co.	84
2	CoBiz Financial, Inc.	24
34	Commercial International Bank Egypt SAE, (Egypt), GDR	210
1	Cullen/Frost Bankers, Inc.	63
12	CVB Financial Corp.	195
14	DGB Financial Group, Inc., (South Korea)	124
78	Dubai Islamic Bank PJSC, (United Arab Emirates)	143
368	E.Sun Financial Holding Co., Ltd., (Taiwan)	217
15	East West Bancorp, Inc.	568
49	Fifth Third Bancorp	922
17	First Commonwealth Financial Corp.	153
– (h)	First Financial Bancorp	5
1	First Interstate BancSystem, Inc., Class A	29
9	First Republic Bank	577
3	Flushing Financial Corp.	51
4	FNB Corp.	55
3	Fulton Financial Corp.	35
1	Guaranty Bancorp	19
21	HDFC Bank Ltd., (India), ADR	1,297
356	HSBC Holdings plc, (United Kingdom)	2,675
1,051	Industrial & Commercial Bank of China Ltd., (China), Class H	607
30	Industrial Bank of Korea, (South Korea)	345
136	ING Groep N.V., (Netherlands), CVA	1,919
287	Intesa Sanpaolo S.p.A., (Italy)	1,013
47	Itau Unibanco Holding S.A. (Preference Shares), (Brazil), ADR	309
14	KB Financial Group, Inc., (South Korea)	428
3	KeyCorp	44
727	Krung Thai Bank PCL, (Thailand)	343
1,788	Lloyds Banking Group plc, (United Kingdom)	2,036
5	M&T Bank Corp.	646
1	MainSource Financial Group, Inc.	19
559	Mega Financial Holding Co., Ltd., (Taiwan)	388
195	Mitsubishi UFJ Financial Group, Inc., (Japan)	1,176
14	National Bank Holdings Corp., Class A	285
2	National Penn Bancshares, Inc.	22
7	OFG Bancorp, (Puerto Rico)	65
2	PacWest Bancorp	79
16	PNC Financial Services Group, Inc. (The)	1,445
5	Prosperity Bancshares, Inc.	233
83	Sberbank of Russia, (Russia), ADR	410
1	Sierra Bancorp	12
7	Signature Bank (a)	1,007
1	Simmons First National Corp., Class A	52
– (h)	Southside Bancshares, Inc.	13
2	Southwest Bancorp, Inc.	28
67	Standard Chartered plc, (United Kingdom)	651
4	Suffolk Bancorp	98
53	Sumitomo Mitsui Financial Group, Inc., (Japan)	1,998
23	SunTrust Banks, Inc.	868
3	SVB Financial Group (a)	332
7	TCF Financial Corp.	105
112	Turkiye Halk Bankasi A.S., (Turkey)	375
242	Turkiye Is Bankasi, (Turkey), Class C	377
24	U.S. Bancorp	1,001
1	UMB Financial Corp.	53
10	Union Bankshares Corp.	242
1	Webster Financial Corp.	22
239	Wells Fargo & Co.	12,290
3	West Bancorporation, Inc.	53
10	Westamerica Bancorporation	443
6	Wilshire Bancorp, Inc.	62

		61,969

	Capital Markets — 1.9%
6	Affiliated Managers Group, Inc. (a)	944
19	Ameriprise Financial, Inc.	2,052

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
2	Arlington Asset Investment Corp., Class A	23
4	BGC Partners, Inc., Class A	33
6	BlackRock, Inc.	1,841
55	Charles Schwab Corp. (The)	1,583
14	Cowen Group, Inc., Class A (a)	63
38	Credit Suisse Group AG, (Switzerland) (a)	922
1	Federated Investors, Inc., Class B	28
27	Goldman Sachs Group, Inc. (The)	4,662
– (h)	INTL. FCStone, Inc. (a)	9
70	Invesco Ltd.	2,193
8	Investment Technology Group, Inc.	102
25	Janus Capital Group, Inc.	345
19	Lazard Ltd., (Bermuda), Class A	839
19	Legg Mason, Inc.	811
38	Meritz Securities Co., Ltd., (South Korea)	145
152	Morgan Stanley	4,802
6	Northern Trust Corp.	436
1	Stifel Financial Corp. (a)	47
17	T. Rowe Price Group, Inc.	1,186
5	TD Ameritrade Holding Corp.	149
123	UBS Group AG, (Switzerland)	2,266

		25,481

	Consumer Finance — 0.3%
36	Ally Financial, Inc. (a)	736
23	Capital One Financial Corp.	1,670
2	Cash America International, Inc.	48
– (h)	Credit Acceptance Corp. (a)	59
40	Discover Financial Services	2,063
3	Nelnet, Inc., Class A	100

		4,676

	Diversified Financial Services — 0.5%
11	Berkshire Hathaway, Inc., Class B (a)	1,444
242	Fubon Financial Holding Co., Ltd., (Taiwan)	379
7	Intercontinental Exchange, Inc.	1,552
2	MarketAxess Holdings, Inc.	179
14	McGraw Hill Financial, Inc.	1,168
1	MSCI, Inc.	71
65	ORIX Corp., (Japan)	841
54	Power Finance Corp., Ltd., (India)	189
47	Rural Electrification Corp., Ltd., (India)	197
5	Voya Financial, Inc.	201

		6,221

	Insurance — 2.4%
46	ACE Ltd., (Switzerland)	4,799
1	Alleghany Corp. (a)	336
6	Allianz SE, (Germany)	958
10	Allied World Assurance Co. Holdings AG, (Switzerland)	397
4	Allstate Corp. (The)	233
1	Ambac Financial Group, Inc. (a)	7
7	American Equity Investment Life Holding Co.	157
39	American International Group, Inc.	2,205
6	AmTrust Financial Services, Inc.	396
4	Arthur J. Gallagher & Co.	151
7	Aspen Insurance Holdings Ltd., (Bermuda)	330
100	Aviva plc, (United Kingdom)	685
59	AXA S.A., (France)	1,436
296	Cathay Financial Holding Co., Ltd., (Taiwan)	405
6	Chubb Corp. (The)	675
40	CNO Financial Group, Inc.	749
6	Everest Re Group Ltd., (Bermuda)	1,111
1	First American Financial Corp.	35
1	Global Indemnity plc, (Ireland) (a)	16
33	Hartford Financial Services Group, Inc. (The)	1,497
3	Kemper Corp.	119
7	Lincoln National Corp.	309
43	Loews Corp.	1,540
46	Marsh & McLennan Cos., Inc.	2,423
78	MetLife, Inc.	3,668
2	Navigators Group, Inc. (The) (a)	117
6	Old Republic International Corp.	98
2	PartnerRe Ltd., (Bermuda)	292
218	PICC Property & Casualty Co., Ltd., (China), Class H	427
94	Ping An Insurance Group Co. of China Ltd., (China), Class H	470
2	Primerica, Inc.	73
2	ProAssurance Corp.	115
23	Prudential Financial, Inc.	1,774
99	Prudential plc, (United Kingdom)	2,088
– (h)	RenaissanceRe Holdings Ltd., (Bermuda)	3
21	Sompo Japan Nipponkoa Holdings, Inc., (Japan)	601
– (h)	Stewart Information Services Corp.	17
14	Travelers Cos., Inc. (The)	1,403
21	Unum Group	667
3	W.R. Berkley Corp.	179
1	XL Group plc, (Ireland)	31

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
3	Zurich Insurance Group AG, (Switzerland) (a)	726

		33,718

	Real Estate Investment Trusts (REITs) — 0.9%
3	American Assets Trust, Inc.	122
28	American Homes 4 Rent, Class A	444
17	American Residential Properties, Inc.	300
9	American Tower Corp.	808
9	Annaly Capital Management, Inc.	90
8	Anworth Mortgage Asset Corp.	42
– (h)	Armada Hoffler Properties, Inc.	4
– (h)	Ashford Hospitality Prime, Inc.	5
1	Ashford Hospitality Trust, Inc.	8
2	AvalonBay Communities, Inc.	357
2	BioMed Realty Trust, Inc.	32
1	Boston Properties, Inc.	161
28	Brixmor Property Group, Inc.	655
24	Capstead Mortgage Corp.	234
3	CBL & Associates Properties, Inc.	45
4	Chambers Street Properties	26
10	CoreSite Realty Corp.	501
1	Cousins Properties, Inc.	7
46	CYS Investments, Inc.	331
2	DCT Industrial Trust, Inc.	52
3	DiamondRock Hospitality Co.	35
8	EastGroup Properties, Inc.	454
2	EPR Properties	98
3	Equity Commonwealth (a)	90
1	Equity LifeStyle Properties, Inc.	67
3	FelCor Lodging Trust, Inc.	21
2	First Industrial Realty Trust, Inc.	33
3	Franklin Street Properties Corp.	30
1	Gladstone Commercial Corp.	9
139	Goodman Group, (Australia)	573
10	HCP, Inc.	361
2	Highwoods Properties, Inc.	59
2	Home Properties, Inc.	133
3	Hospitality Properties Trust	83
24	Host Hotels & Resorts, Inc.	374
20	Kimco Realty Corp.	476
16	Klepierre, (France)	736
8	LaSalle Hotel Properties	236
5	LTC Properties, Inc.	219
1	National Retail Properties, Inc.	43
14	Outfront Media, Inc.	291
3	Pennsylvania Real Estate Investment Trust	63
2	Post Properties, Inc.	99
6	Potlatch Corp.	169
18	Prologis, Inc.	714
1	PS Business Parks, Inc.	46
2	RAIT Financial Trust	7
6	Ramco-Gershenson Properties Trust	88
24	Rayonier, Inc.	530
1	Regency Centers Corp.	57
6	RLJ Lodging Trust	139
2	Saul Centers, Inc.	80
15	Strategic Hotels & Resorts, Inc. (a)	209
1	Summit Hotel Properties, Inc.	12
1	Taubman Centers, Inc.	72
5	Vornado Realty Trust	432
80	Westfield Corp., (Australia)	565
21	Weyerhaeuser Co.	574

		12,501

	Real Estate Management & Development — 0.6%
4	Alexander & Baldwin, Inc.	142
16	Brookfield Asset Management, Inc., (Canada), Class A	490
56	CBRE Group, Inc., Class A (a)	1,795
87	Cheung Kong Property Holdings Ltd., (Hong Kong)	634
444	China Overseas Land & Investment Ltd., (Hong Kong)	1,350
126	China Resources Land Ltd., (Hong Kong)	298
37	Daiwa House Industry Co., Ltd., (Japan)	912
12	Forestar Group, Inc. (a)	152
116	Hang Lung Properties Ltd., (Hong Kong)	261
135	Highwealth Construction Corp., (Taiwan)	191
4	Jones Lang LaSalle, Inc.	518
52	Mitsui Fudosan Co., Ltd., (Japan)	1,425
1	St. Joe Co. (The) (a)	12

		8,180

	Thrifts & Mortgage Finance — 0.1%
1	Astoria Financial Corp.	12
1	BankFinancial Corp.	7
3	Beneficial Bancorp, Inc. (a)	37
1	Capitol Federal Financial, Inc.	7
3	Charter Financial Corp.	38
22	Housing Development Finance Corp., Ltd., (India)	403
28	Hudson City Bancorp, Inc.	288
7	Meridian Bancorp, Inc.	97

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Thrifts & Mortgage Finance — continued
7	MGIC Investment Corp. (a)	66
7	NMI Holdings, Inc., Class A (a)	52
25	Northfield Bancorp, Inc.	376
2	OceanFirst Financial Corp.	37
5	Oritani Financial Corp.	77
5	Walker & Dunlop, Inc. (a)	129

		1,626

	Total Financials	154,372

Health Care — 7.4%
	Biotechnology — 1.8%
5	ACADIA Pharmaceuticals, Inc. (a)	157
2	Adamas Pharmaceuticals, Inc. (a)	29
1	Aduro Biotech, Inc. (a)	12
6	Alexion Pharmaceuticals, Inc. (a)	911
10	Amgen, Inc.	1,376
2	Anacor Pharmaceuticals, Inc. (a)	206
– (h)	Applied Genetic Technologies Corp. (a)	4
1	Ardelyx, Inc. (a)	21
13	Arrowhead Research Corp. (a)	78
2	Atara Biotherapeutics, Inc. (a)	66
5	aTyr Pharma, Inc. (a)	50
2	Avalanche Biotechnologies, Inc. (a)	14
3	Bellicum Pharmaceuticals, Inc. (a)	48
12	Biogen, Inc. (a)	3,413
3	BioMarin Pharmaceutical, Inc. (a)	349
2	Blueprint Medicines Corp. (a)	36
2	Cara Therapeutics, Inc. (a)	22
50	Celgene Corp. (a)	5,418
3	ChemoCentryx, Inc. (a)	17
2	Chiasma, Inc. (a)	44
2	Chimerix, Inc. (a)	58
3	Coherus Biosciences, Inc. (a)	58
1	Dicerna Pharmaceuticals, Inc. (a)	7
3	FibroGen, Inc. (a)	74
70	Gilead Sciences, Inc.	6,916
3	Global Blood Therapeutics, Inc. (a)	145
3	Immune Design Corp. (a)	34
8	Infinity Pharmaceuticals, Inc. (a)	64
2	Karyopharm Therapeutics, Inc. (a)	21
7	Kite Pharma, Inc. (a)	414
3	MacroGenics, Inc. (a)	54
5	Merrimack Pharmaceuticals, Inc. (a)	45
3	Mirati Therapeutics, Inc. (a)	89
2	NantKwest, Inc. (a)	18
2	Natera, Inc. (a)	16
3	Neurocrine Biosciences, Inc. (a)	130
5	Nivalis Therapeutics, Inc. (a)	69
2	Ophthotech Corp. (a)	67
3	Prothena Corp. plc, (Ireland) (a)	137
2	PTC Therapeutics, Inc. (a)	65
4	Regeneron Pharmaceuticals, Inc. (a)	1,680
– (h)	Sage Therapeutics, Inc. (a)	7
2	Seres Therapeutics, Inc. (a)	52
1	Spark Therapeutics, Inc. (a)	58
26	Synergy Pharmaceuticals, Inc. (a)	136
3	Tokai Pharmaceuticals, Inc. (a)	34
7	Trius Therapeutics, Inc. (a)	—	(h)
– (h)	Ultragenyx Pharmaceutical, Inc. (a)	39
2	Versartis, Inc. (a)	24
19	Vertex Pharmaceuticals, Inc. (a)	1,967
3	Xencor, Inc. (a)	31
17	XOMA Corp. (a)	13
– (h)	Zafgen, Inc. (a)	14

		24,807

	Health Care Equipment & Supplies — 0.4%
11	Accuray, Inc. (a)	56
14	Boston Scientific Corp. (a)	234
2	ConforMIS, Inc. (a)	35
1	CONMED Corp.	34
2	Cyberonics, Inc. (a)	146
6	Essilor International S.A., (France)	703
1	Inogen, Inc. (a)	62
21	Medtronic plc, (Ireland)	1,372
33	Novadaq Technologies, Inc., (Canada) (a)	342
2	NuVasive, Inc. (a)	81
9	Orthofix International N.V., (Curacao) (a)	290
– (h)	Penumbra, Inc. (a)	12
12	Quidel Corp. (a)	217
46	Smith & Nephew plc, (United Kingdom)	804
3	Stryker Corp.	235
10	SurModics, Inc. (a)	224
1	Utah Medical Products, Inc.	28
8	Wright Medical Group, Inc. (a)	175

		5,050

	Health Care Providers & Services — 2.1%
14	Acadia Healthcare Co., Inc. (a)	959
2	Addus HomeCare Corp. (a)	67
44	Aetna, Inc.	4,788
4	Alliance HealthCare Services, Inc. (a)	34
1	AmerisourceBergen Corp.	108

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued
4	Anthem, Inc.	532
1	Cardinal Health, Inc.	67
6	Centene Corp. (a)	350
7	Cigna Corp.	895
18	Cross Country Healthcare, Inc. (a)	241
19	Envision Healthcare Holdings, Inc. (a)	694
8	Fresenius Medical Care AG & Co. KGaA, (Germany)	641
8	HCA Holdings, Inc. (a)	603
9	Health Net, Inc. (a)	560
16	Humana, Inc.	2,948
2	Landauer, Inc.	82
5	LifePoint Health, Inc. (a)	326
31	McKesson Corp.	5,819
5	Molina Healthcare, Inc. (a)	365
4	National HealthCare Corp.	250
141	Netcare Ltd., (South Africa)	369
5	Select Medical Holdings Corp.	50
96	Sinopharm Group Co., Ltd., (China), Class H	339
9	Surgical Care Affiliates, Inc. (a)	307
1	Teladoc, Inc. (a)	30
65	UnitedHealth Group, Inc.	7,529
164	Universal Health International Group Holding Ltd., (China)	54

		29,007

	Health Care Technology — 0.0% (g)
8	HMS Holdings Corp. (a)	68
11	MedAssets, Inc. (a)	224
7	Merge Healthcare, Inc. (a)	50
1	Quality Systems, Inc.	11
22	Veeva Systems, Inc., Class A (a)	523

		876

	Life Sciences Tools & Services — 0.2%
2	Affymetrix, Inc. (a)	17
4	Fluidigm Corp. (a)	36
13	Illumina, Inc. (a)	2,211
2	PAREXEL International Corp. (a)	135

		2,399

	Pharmaceuticals — 2.9%
10	Allergan plc (a)	2,658
3	Amphastar Pharmaceuticals, Inc. (a)	38
44	Astellas Pharma, Inc., (Japan)	566
17	AstraZeneca plc, (United Kingdom)	1,082
18	Bayer AG, (Germany)	2,260
10	BioDelivery Sciences International, Inc. (a)	55
47	Bristol-Myers Squibb Co.	2,792
39	Eli Lilly & Co.	3,282
2	Flex Pharma, Inc. (a)	23
52	GlaxoSmithKline plc, (United Kingdom)	991
36	Johnson & Johnson	3,351
24	Merck & Co., Inc.	1,161
1	Mylan N.V. (a)	47
31	Novartis AG, (Switzerland)	2,829
11	Novo Nordisk A/S, (Denmark), Class B	611
2	Pacira Pharmaceuticals, Inc. (a)	82
276	Pfizer, Inc.	8,665
1	Phibro Animal Health Corp., Class A	40
3	Prestige Brands Holdings, Inc. (a)	141
2	Relypsa, Inc. (a)	45
1	Revance Therapeutics, Inc. (a)	31
13	Roche Holding AG, (Switzerland)	3,345
13	Sanofi, (France)	1,232
14	Shire plc, (Ireland)	941
308	Sino Biopharmaceutical Ltd., (Hong Kong)	381
12	Teva Pharmaceutical Industries Ltd., (Israel), ADR	681
19	Valeant Pharmaceuticals International, Inc. (a)	3,418
– (h)	ZS Pharma, Inc. (a)	26

		40,774

	Total Health Care	102,913

Industrials — 5.1%
	Aerospace & Defense — 1.1%
15	AAR Corp.	283
12	Airbus Group SE, (France)	727
5	Curtiss-Wright Corp.	338
9	General Dynamics Corp.	1,261
54	Honeywell International, Inc.	5,147
2	Huntington Ingalls Industries, Inc.	236
2	L-3 Communications Holdings, Inc.	174
70	Meggitt plc, (United Kingdom)	502
2	Moog, Inc., Class A (a)	105
9	Northrop Grumman Corp.	1,543
3	Raytheon Co.	375
12	Spirit AeroSystems Holdings, Inc., Class A (a)	566
11	Thales S.A., (France)	792
41	United Technologies Corp.	3,621

		15,670

	Air Freight & Logistics — 0.1%
2	Atlas Air Worldwide Holdings, Inc. (a)	80

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Air Freight & Logistics — continued
243	Sinotrans Ltd., (China), Class H	115
36	Yamato Holdings Co., Ltd., (Japan)	685

		880

	Airlines — 0.7%
435	Air Arabia PJSC, (United Arab Emirates)	166
8	Alaska Air Group, Inc.	620
98	Delta Air Lines, Inc.	4,391
31	Japan Airlines Co., Ltd., (Japan)	1,086
13	Southwest Airlines Co.	483
119	Turk Hava Yollari AO, (Turkey) (a)	313
55	United Continental Holdings, Inc. (a)	2,919

		9,978

	Building Products — 0.3%
11	Advanced Drainage Systems, Inc.	312
193	China Lesso Group Holdings Ltd., (China)	156
7	Continental Building Products, Inc. (a)	134
19	Daikin Industries Ltd., (Japan)	1,071
20	Fortune Brands Home & Security, Inc.	959
5	Gibraltar Industries, Inc. (a)	100
9	Lennox International, Inc.	984
31	Masco Corp.	793
158	Trakya Cam Sanayii A.S., (Turkey)	98

		4,607

	Commercial Services & Supplies — 0.2%
40	ACCO Brands Corp. (a)	285
15	Aggreko plc, (United Kingdom)	211
3	Deluxe Corp.	187
7	Ennis, Inc.	129
10	Essendant, Inc.	325
2	KEPCO Plant Service & Engineering Co., Ltd., (South Korea)	209
21	Pitney Bowes, Inc.	413
6	R.R. Donnelley & Sons Co.	87
8	Stericycle, Inc. (a)	1,049
7	Waste Connections, Inc.	358
4	West Corp.	80

		3,333

	Construction & Engineering — 0.3%
18	AECOM (a)	486
5	Argan, Inc.	189
143	China Machinery Engineering Corp., (China), Class H	124
209	China Railway Construction Corp., Ltd., (China), Class H	308
7	EMCOR Group, Inc.	307
18	Fluor Corp.	772
4	Hyundai Development Co-Engineering & Construction, (South Korea)	196
189	Kajima Corp., (Japan)	1,003

		3,385

	Electrical Equipment — 0.3%
10	Acuity Brands, Inc.	1,755
3	Eaton Corp. plc	159
388	Jiangnan Group Ltd., (China)	80
7	Nidec Corp., (Japan)	495
14	Schneider Electric SE, (France)	781
172	Shanghai Electric Group Co., Ltd., (China), Class H	94
8	SolarCity Corp. (a)	356
11	Sunrun, Inc. (a)	118
53	Xinjiang Goldwind Science & Technology Co., Ltd., (China), Class H	92

		3,930

	Industrial Conglomerates — 0.4%
22	Carlisle Cos., Inc.	1,964
112	CK Hutchison Holdings Ltd., (Hong Kong)	1,456
– (h)	Danaher Corp.	7
52	General Electric Co.	1,321
103	KOC Holding A.S., (Turkey)	404
2	SK Holdings Co., Ltd., (South Korea)	359

		5,511

	Machinery — 0.9%
10	Allison Transmission Holdings, Inc.	275
1	Blount International, Inc.	8
10	Briggs & Stratton Corp.	198
14	Cummins, Inc.	1,545
34	DMG Mori Co., Ltd., (Japan)	435
12	Douglas Dynamics, Inc.	248
15	Dover Corp.	841
4	FANUC Corp., (Japan)	569
2	Hurco Cos., Inc.	45
1	Hyster-Yale Materials Handling, Inc.	41
2	Hyundai Elevator Co. Ltd., (South Korea) (a)	84
18	Illinois Tool Works, Inc.	1,506
4	Kadant, Inc.	149
25	Komatsu Ltd., (Japan)	360
55	Kubota Corp., (Japan)	757
13	Makita Corp., (Japan)	670
56	PACCAR, Inc.	2,933
4	Parker-Hannifin Corp.	413
46	Shin Zu Shing Co. Ltd., (Taiwan) (a)	139

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — continued
4	SMC Corp., (Japan)	788
1	Snap-on, Inc.	195
6	SPX Corp.	68
6	SPX FLOW, Inc. (a)	197
1	Stanley Black & Decker, Inc.	57
– (h)	Watts Water Technologies, Inc., Class A	16
190	Weichai Power Co., Ltd., (China), Class H	178

		12,715

	Marine — 0.1%
4	Kirby Corp. (a)	217
10	Matson, Inc.	383
107	MISC Bhd, (Malaysia)	214
222	Wan Hai Lines Ltd., (Taiwan)	140

		954

	Professional Services — 0.0% (g)
4	Barrett Business Services, Inc.	177
2	CRA International, Inc. (a)	39
3	Equifax, Inc.	272
2	VSE Corp.	97

		585

	Road & Rail — 0.3%
4	ArcBest Corp.	93
– (h)	Canadian Pacific Railway Ltd., (Canada)	50
3	CSX Corp.	68
6	East Japan Railway Co., (Japan)	506
8	Old Dominion Freight Line, Inc. (a)	481
1	PAM Transportation Services, Inc. (a)	25
4	Swift Transportation Co. (a)	57
33	Union Pacific Corp.	2,924
7	USA Truck, Inc. (a)	118

		4,322

	Trading Companies & Distributors — 0.3%
2	Applied Industrial Technologies, Inc.	90
2	DXP Enterprises, Inc. (a)	62
28	HD Supply Holdings, Inc. (a)	806
4	W.W. Grainger, Inc.	839
6	Watsco, Inc.	746
17	Wolseley plc, (Switzerland)	1,006

		3,549

	Transportation Infrastructure — 0.1%
176	Shenzhen Expressway Co., Ltd., (China), Class H	115
114	Shenzhen International Holdings Ltd., (Hong Kong)	157
22	TAV Havalimanlari Holding A.S., (Turkey)	173
302	Zhejiang Expressway Co., Ltd., (China), Class H	330

		775

	Total Industrials	70,194

Information Technology — 10.0%
	Communications Equipment — 0.6%
14	Arista Networks, Inc. (a)	880
17	Brocade Communications Systems, Inc.	175
170	BYD Electronic International Co., Ltd., (China) (a)	106
34	Cisco Systems, Inc.	882
1	F5 Networks, Inc. (a)	118
23	Harmonic, Inc. (a)	135
15	Harris Corp.	1,119
11	InterDigital, Inc.	555
1	NETGEAR, Inc. (a)	39
118	Nokia OYJ, (Finland)	804
5	Palo Alto Networks, Inc. (a)	829
4	Plantronics, Inc.	184
27	Polycom, Inc. (a)	288
18	QUALCOMM, Inc.	941
6	Ubiquiti Networks, Inc.	216

		7,271

	Electronic Equipment, Instruments & Components — 0.6%
42	AAC Technologies Holdings, Inc., (China)	260
16	Amphenol Corp., Class A	825
16	Arrow Electronics, Inc. (a)	901
1	Benchmark Electronics, Inc. (a)	15
3	Coherent, Inc. (a)	163
227	Compeq Manufacturing Co., Ltd., (Taiwan)	164
56	Elite Material Co., Ltd., (Taiwan)	123
171	Hon Hai Precision Industry Co., Ltd., (Taiwan)	448
– (h)	Hon Hai Precision Industry Co., Ltd., (Taiwan), Reg. S, GDR	—	(h)
717	Innolux Corp., (Taiwan)	225
3	Insight Enterprises, Inc. (a)	86
3	Keyence Corp., (Japan)	1,295
6	KH Vatec Co., Ltd., (South Korea)	74
2	Largan Precision Co., Ltd., (Taiwan)	156
9	Partron Co., Ltd., (South Korea)	75
8	Sanmina Corp. (a)	171
119	Sunny Optical Technology Group Co., Ltd., (China)	238
53	TE Connectivity Ltd., (Switzerland)	3,164
3	Vishay Intertechnology, Inc.	29

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electronic Equipment, Instruments & Components — continued
57	Zhen Ding Technology Holding Ltd., (Taiwan)	163

		8,575

	Internet Software & Services — 1.6%
53	Bazaarvoice, Inc. (a)	241
11	Blucora, Inc. (a)	150
4	CoStar Group, Inc. (a)	716
24	EarthLink Holdings Corp.	185
59	eBay, Inc. (a)	1,439
85	Facebook, Inc., Class A (a)	7,664
5	Google, Inc., Class A (a)	3,212
11	Google, Inc., Class C (a)	6,894
16	Marchex, Inc., Class B	66
4	NetEase, Inc., (China), ADR	432
26	Tencent Holdings Ltd., (China)	437
8	VeriSign, Inc. (a)	586
4	WebMD Health Corp. (a)	172
8	Xactly Corp. (a)	60

		22,254

	IT Services — 1.4%
36	Accenture plc, (Ireland), Class A	3,542
6	Amdocs Ltd.	324
2	Automatic Data Processing, Inc.	133
23	Cognizant Technology Solutions Corp., Class A (a)	1,437
15	Convergys Corp.	348
3	CSG Systems International, Inc.	106
1	EVERTEC, Inc., (Puerto Rico)	19
18	Fidelity National Information Services, Inc.	1,199
9	Gartner, Inc. (a)	744
32	HCL Technologies Ltd., (India)	476
2	Heartland Payment Systems, Inc.	120
30	Hexaware Technologies Ltd., (India)	112
1	International Business Machines Corp.	170
12	Leidos Holdings, Inc.	479
34	MasterCard, Inc., Class A	3,035
17	ModusLink Global Solutions, Inc. (a)	48
4	MoneyGram International, Inc. (a)	29
30	PayPal Holdings, Inc. (a)	918
5	QIWI plc, (Cyprus), ADR	79
6	Science Applications International Corp.	230
14	Unisys Corp. (a)	164
2	Vantiv, Inc., Class A (a)	67
29	VeriFone Systems, Inc. (a)	812
69	Visa, Inc., Class A	4,784
11	Western Union Co. (The)	206

		19,581

	Semiconductors & Semiconductor Equipment — 2.3%
6	Advanced Energy Industries, Inc. (a)	164
380	Advanced Semiconductor Engineering, Inc., (Taiwan)	414
5	Analog Devices, Inc.	288
41	Applied Materials, Inc.	604
52	ARM Holdings plc, (United Kingdom)	742
16	ASML Holding N.V., (Netherlands)	1,421
55	Avago Technologies Ltd., (Singapore)	6,932
34	Broadcom Corp., Class A	1,726
8	Brooks Automation, Inc.	88
81	Chipbond Technology Corp., (Taiwan)	118
16	Cohu, Inc.	156
24	Fairchild Semiconductor International, Inc. (a)	330
2	First Solar, Inc. (a)	101
64	Infineon Technologies AG, (Germany)	723
283	Inotera Memories, Inc., (Taiwan) (a)	178
10	Integrated Device Technology, Inc. (a)	205
9	Intersil Corp., Class A	108
46	KLA-Tencor Corp.	2,321
79	Lam Research Corp.	5,131
13	NVIDIA Corp.	328
33	NXP Semiconductors N.V., (Netherlands) (a)	2,860
10	PMC-Sierra, Inc. (a)	68
42	Radiant Opto-Electronics Corp., (Taiwan)	130
13	SK Hynix, Inc., (South Korea)	363
5	Skyworks Solutions, Inc.	418
55	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	1,148
32	Teradyne, Inc.	571
57	Texas Instruments, Inc.	2,820
10	Tokyo Electron Ltd., (Japan)	491
168	Vanguard International Semiconductor Corp., (Taiwan)	191
118	Win Semiconductors Corp., (Taiwan)	131
334	Xinyi Solar Holdings Ltd., (China)	115

		31,384

	Software — 1.7%
6	ACI Worldwide, Inc. (a)	124
20	Activision Blizzard, Inc.	608
27	Adobe Systems, Inc. (a)	2,254
15	Aspen Technology, Inc. (a)	564

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
6	AVG Technologies N.V., (Netherlands) (a)	132
2	Com2uSCorp, (South Korea) (a)	186
21	Electronic Arts, Inc. (a)	1,439
9	EnerNOC, Inc. (a)	71
3	Fair Isaac Corp.	211
15	Guidewire Software, Inc. (a)	812
239	Microsoft Corp.	10,581
16	Mobileye N.V., (Israel) (a)	708
2	NCSoft Corp., (South Korea)	348
41	Oracle Corp.	1,484
1	Progress Software Corp. (a)	28
2	Rapid7, Inc. (a)	50
23	Rovi Corp. (a)	239
29	SAP SE, (Germany)	1,848
10	ServiceNow, Inc. (a)	684
19	Take-Two Interactive Software, Inc. (a)	539
8	Workday, Inc., Class A (a)	559
7	Zix Corp. (a)	28

		23,497

	Technology Hardware, Storage & Peripherals — 1.8%
174	Apple, Inc.	19,153
39	Asustek Computer, Inc., (Taiwan)	335
46	Casetek Holdings Ltd., (Taiwan)	197
42	Catcher Technology Co., Ltd., (Taiwan)	449
69	Chicony Electronics Co., Ltd., (Taiwan)	160
62	Hewlett-Packard Co.	1,590
432	Lenovo Group Ltd., (China)	365
9	NetApp, Inc.	269
17	Nimble Storage, Inc. (a)	411
158	Pegatron Corp., (Taiwan)	387
2	Samsung Electronics Co., Ltd., (South Korea)	1,465
5	SanDisk Corp.	283
79	TCL Communication Technology Holdings Ltd., (China)	57

		25,121

	Total Information Technology	137,683

Materials — 1.9%
	Chemicals — 0.8%
9	Air Liquide S.A., (France)	1,013
9	Air Products & Chemicals, Inc.	1,124
13	Akzo Nobel N.V., (Netherlands)	833
6	Axiall Corp.	93
10	Chr Hansen Holding A/S, (Denmark)	568
19	Dow Chemical Co. (The)	789
3	Eastman Chemical Co.	205
70	Huabao International Holdings Ltd., (Hong Kong)	22
3	Hyosung Corp., (South Korea)	275
14	Intrepid Potash, Inc. (a)	75
1	Lotte Chemical Corp., (South Korea)	332
13	LyondellBasell Industries N.V., Class A	1,109
2	Minerals Technologies, Inc.	103
76	Mosaic Co. (The)	2,379
3	Nitto Denko Corp., (Japan)	192
3	OM Group, Inc.	110
10	PPG Industries, Inc.	879
4	Sherwin-Williams Co. (The)	939
7	Shin-Etsu Chemical Co., Ltd., (Japan)	349

		11,389

	Construction Materials — 0.2%
10	Eagle Materials, Inc.	666
6	Imerys S.A., (France)	367
14	LafargeHolcim Ltd., (Switzerland) (a)	735
7	Martin Marietta Materials, Inc.	1,079
3	Vulcan Materials Co.	310

		3,157

	Containers & Packaging — 0.3%
12	Ball Corp.	743
44	Crown Holdings, Inc. (a)	2,001
27	Graphic Packaging Holding Co.	340
1	Myers Industries, Inc.	13
13	Sealed Air Corp.	632
14	WestRock Co.	708

		4,437

	Metals & Mining — 0.5%
45	BHP Billiton Ltd., (Australia)	707
5	Century Aluminum Co. (a)	24
228	Eregli Demir ve Celik Fabrikalari TAS, (Turkey)	281
176	Glencore plc, (Switzerland) (a)	244
– (h)	Korea Zinc Co., Ltd., (South Korea)	189
42	Magnitogorsk Iron & Steel Works OJSC, (Russia), Reg. S, GDR	169
29	MMC Norilsk Nickel PJSC, (Russia), ADR	416
27	Nippon Steel & Sumitomo Metal Corp., (Japan)	499
195	Norsk Hydro ASA, (Norway)	650
14	Rio Tinto Ltd., (United Kingdom)	470
42	Rio Tinto plc, (United Kingdom)	1,425
4	Seah Besteel Corp., (South Korea)	112
23	Severstal PAO, (Russia), Reg. S, GDR	240

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Metals & Mining — continued
40	South32 Ltd., (Australia) (a)	39
6	Steel Dynamics, Inc.	98
4	SunCoke Energy, Inc.	31
75	United States Steel Corp.	782
5	Worthington Industries, Inc.	144
23	Yeong Guan Energy Technology Group Co., Ltd., (Taiwan)	121

		6,641

	Paper & Forest Products — 0.1%
1	Domtar Corp., (Canada)	46
11	International Paper Co.	423
22	KapStone Paper & Packaging Corp.	362
26	UPM-Kymmene OYJ, (Finland)	386

		1,217

	Total Materials	26,841

Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.5%
54	AT&T, Inc.	1,772
15	CenturyLink, Inc.	376
788	China Telecom Corp., Ltd., (China), Class H	382
62	Cincinnati Bell, Inc. (a)	194
23	Nippon Telegraph & Telephone Corp., (Japan)	817
10	Ooma, Inc. (a)	71
6	Premiere Global Services, Inc. (a)	81
50	Verizon Communications, Inc.	2,163
3	Vonage Holdings Corp. (a)	15
9	Windstream Holdings, Inc.	52

		5,923

	Wireless Telecommunication Services — 0.3%
36	China Mobile Ltd., (Hong Kong)	425
17	KDDI Corp., (Japan)	376
30	Mobile TeleSystems PJSC, (Russia), ADR	216
15	T-Mobile US, Inc. (a)	585
906	Vodafone Group plc, (United Kingdom)	2,859

		4,461

	Total Telecommunication Services	10,384

Utilities — 1.2%
	Electric Utilities — 0.8%
15	American Electric Power Co., Inc.	842
12	Duke Energy Corp.	870
26	Edison International	1,651
3	El Paso Electric Co.	120
185	Enel S.p.A., (Italy)	825
9	Entergy Corp.	573
13	Eversource Energy	678
32	Exelon Corp.	963
5	Korea Electric Power Corp., (South Korea)	216
17	NextEra Energy, Inc.	1,678
2	PNM Resources, Inc.	67
5	Portland General Electric Co.	178
12	PPL Corp.	394
1	Spark Energy, Inc., Class A	20
36	Xcel Energy, Inc.	1,288

		10,363

	Gas Utilities — 0.1%
1	AGL Resources, Inc.	91
106	ENN Energy Holdings Ltd., (China)	510
2	Laclede Group, Inc. (The)	103
3	New Jersey Resources Corp.	93
2	Piedmont Natural Gas Co., Inc.	74
14	Questar Corp.	276
2	Southwest Gas Corp.	95
18	UGI Corp.	610

		1,852

	Independent Power & Renewable Electricity Producers — 0.1%
49	Atlantic Power Corp.	91
322	Huadian Power International Corp., Ltd., (China), Class H	253
344	Huaneng Power International, Inc., (China), Class H	372
4	Ormat Technologies, Inc.	141

		857

	Multi-Utilities — 0.2%
5	CenterPoint Energy, Inc.	84
8	CMS Energy Corp.	269
47	E.ON SE, (Germany)	405
53	National Grid plc, (United Kingdom)	733
1	NorthWestern Corp.	47
26	Public Service Enterprise Group, Inc.	1,110
8	Sempra Energy	803

		3,451

	Water Utilities — 0.0% (g)
7	American States Water Co.	286
33	Pennon Group plc, (United Kingdom)	391

		677

	Total Utilities	17,200

	Total Common Stocks (Cost $643,172)	717,197

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stock — 0.1%
Consumer Staples — 0.1%
	Household Products — 0.1%
14	Henkel AG & Co. KGaA, (Germany) (Cost $980)	1,422

PRINCIPAL AMOUNT($)
Asset-Backed Securities — 3.9%
	ACE Securities Corp. Home Equity Loan Trust,
258	Series 2004-HE3, Class M3, VAR, 1.274%, 11/25/34	232
175	Series 2005-HE7, Class A1B2, VAR, 0.794%, 11/25/35	169
68	Series 2006-SD1, Class A1B, VAR, 0.544%, 02/25/36	68
	Ally Auto Receivables Trust,
20	Series 2013-1, Class A3, 0.630%, 05/15/17	20
82	Series 2013-2, Class A3, 0.790%, 01/15/18	82
132	Series 2015-1, Class A3, 1.390%, 09/16/19	132
76	Series 2015-SN1, Class A3, 1.210%, 12/20/17	76
257	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 01/15/20	258
	AmeriCredit Automobile Receivables Trust,
5	Series 2013-1, Class A3, 0.610%, 10/10/17	5
99	Series 2013-5, Class A3, 0.900%, 09/10/18	99
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
513	Series 2002-2, Class M3, VAR, 2.849%, 08/25/32	508
559	Series 2003-9, Class M2, VAR, 3.044%, 09/25/33	530
350	Series 2003-10, Class M1, VAR, 1.244%, 12/25/33	326
351	Series 2003-10, Class M2, VAR, 2.744%, 12/25/33	338
634	Series 2004-R1, Class M1, VAR, 0.989%, 02/25/34	580
309	Series 2004-R1, Class M6, VAR, 2.264%, 02/25/34	285
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
950	Series 2003-W9, Class M2, VAR, 2.774%, 01/25/34	911
129	Series 2004-W3, Class A3, VAR, 1.014%, 02/25/34	115
207	Series 2004-W3, Class M3, VAR, 2.894%, 02/25/34	171
418	Series 2004-W4, Class A, VAR, 0.714%, 03/25/34	386
227	Series 2004-W6, Class M4, VAR, 3.044%, 05/25/34	195
729	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1, VAR, 1.257%, 01/15/34	693
300	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	301
	Bear Stearns Asset Backed Securities Trust,
577	Series 2003-SD2, Class 3A, VAR, 4.576%, 06/25/43	581
380	Series 2004-2, Class M1, VAR, 1.394%, 08/25/34	346
209	BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.730%, 02/21/17	209
68	BMW Vehicle Owner Trust, Series 2013-A, Class A3, 0.670%, 11/27/17	68
62	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.250%, 07/17/23	62
130	Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.730%, 09/20/19	130
	CarMax Auto Owner Trust,
78	Series 2013-4, Class A3, 0.800%, 07/16/18	78
303	Series 2014-2, Class A3, 0.980%, 01/15/19	303
117	Series 2015-2, Class A3, 1.370%, 03/16/20	117
	CDC Mortgage Capital Trust,
508	Series 2003-HE1, Class M1, VAR, 1.544%, 08/25/33	482
14	Series 2003-HE3, Class M2, VAR, 2.819%, 11/25/33	13
345	Centex Home Equity Loan Trust, Series 2005-A, Class M1, VAR, 0.674%, 01/25/35	317
313	CHEC Loan Trust, Series 2004-2, Class M3, VAR, 1.444%, 04/25/34	254
259	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	259
	Citibank Credit Card Issuance Trust,
150	Series 2007-A8, Class A8, 5.650%, 09/20/19	163
200	Series 2014-A8, Class A8, 1.730%, 04/09/20	202

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	CNH Equipment Trust,
34	Series 2012-D, Class A3, 0.650%, 04/16/18	34
59	Series 2013-A, Class A3, 0.690%, 06/15/18	59
43	Series 2013-C, Class A3, 1.020%, 08/15/18	43
173	Series 2013-D, Class A3, 0.770%, 10/15/18	173
193	Series 2014-A, Class A3, 0.840%, 05/15/19	193
300	Series 2014-B, Class A3, 0.910%, 05/15/19	300
	CPS Auto Receivables Trust,
43	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	44
61	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	61
274	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	272
	Credit Suisse First Boston Mortgage Securities Corp.,
34	Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	36
12	Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	12
	Credit-Based Asset Servicing and Securitization LLC,
328	Series 2003-CB5, Class M2, VAR, 2.669%, 11/25/33	314
625	Series 2004-CB5, Class M1, VAR, 1.109%, 01/25/34	583
279	Series 2004-CB6, Class M3, VAR, 2.294%, 07/25/35	262
3	Series 2005-CB4, Class AF4, SUB, 5.028%, 07/25/35	3
	CWABS, Inc. Asset-Backed Certificates,
360	Series 2003-5, Class MF2, VAR, 5.530%, 11/25/33	315
448	Series 2003-BC1, Class A1, VAR, 0.994%, 03/25/33	413
698	Series 2003-BC4, Class M2, VAR, 1.544%, 06/25/33	678
652	Series 2003-BC6, Class M2, VAR, 1.919%, 10/25/33	588
992	Series 2004-1, Class M1, VAR, 0.944%, 03/25/34	947
531	Series 2004-5, Class M3, VAR, 1.919%, 07/25/34	489
261	Series 2004-6, Class 1A1, VAR, 0.734%, 12/25/34	247
459	Series 2004-6, Class M2, VAR, 1.169%, 10/25/34	431
445	Series 2004-BC1, Class M3, VAR, 2.294%, 10/25/33	358
736	Series 2004-SD2, Class M1, VAR, 0.814%, 06/25/33 (e)	712
250	Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.450%, 03/15/21	250
237	DT Auto Owner Trust, Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	237
1,014	Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1, VAR, 4.860%, 08/25/33	1,007
	Exeter Automobile Receivables Trust,
23	Series 2014-1A, Class A, 1.290%, 05/15/18 (e)	23
16	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	16
87	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	87
	Fifth Third Auto Trust,
68	Series 2013-1, Class A3, 0.880%, 10/16/17	68
53	Series 2013-A, Class A3, 0.610%, 09/15/17	53
	First Franklin Mortgage Loan Trust,
490	Series 2005-FF10, Class A4, VAR, 0.514%, 11/25/35	481
356	Series 2006-FF8, Class IIA3, VAR, 0.344%, 07/25/36	338
111	Flagship Credit Auto Trust, Series 2015-1, Class A, 1.630%, 06/15/20 (e)	110
	Ford Credit Auto Lease Trust,
16	Series 2013-B, Class A3, 0.760%, 09/15/16	16
139	Series 2014-B, Class A3, 0.890%, 09/15/17	139
	Ford Credit Auto Owner Trust,
24	Series 2013-B, Class A3, 0.570%, 10/15/17	24
49	Series 2013-C, Class A3, 0.820%, 12/15/17	49
113	Series 2013-D, Class A3, 0.670%, 04/15/18	113
178	Series 2014-B, Class A3, 0.900%, 10/15/18	178
79	Series 2015-A, Class A3, 1.280%, 09/15/19	79
158	Series 2015-B, Class A3, 1.160%, 11/15/19	158
167	Series 2015-C, Class A3, 1.410%, 02/15/20	168

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Fremont Home Loan Trust,
156	Series 2003-B, Class M2, VAR, 2.624%, 12/25/33	153
105	Series 2005-D, Class 2A3, VAR, 0.444%, 11/25/35	104
242	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	242
205	GLS Auto Receivables Trust, Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	205
107	GM Financial Automobile Leasing Trust, Series 2015-1, Class A3, 1.530%, 09/20/18	107
	GSAMP Trust,
950	Series 2004-AR1, Class M1, VAR, 1.169%, 06/25/34	904
284	Series 2005-SEA2, Class A1, VAR, 0.544%, 01/25/45 (e)	278
143	Harley-Davidson Motorcycle Trust, Series 2015-2, Class A3, 1.300%, 03/16/20	143
179	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T7, Class AT7, 1.981%, 11/15/46 (e)	178
	Home Equity Asset Trust,
120	Series 2003-1, Class M1, VAR, 1.694%, 06/25/33	116
91	Series 2004-6, Class M2, VAR, 1.094%, 12/25/34	77
456	Series 2004-7, Class M1, VAR, 1.124%, 01/25/35	431
417	Series 2005-7, Class 2A4, VAR, 0.574%, 01/25/36	415
	Home Equity Mortgage Loan Asset-Backed Trust,
351	Series 2004-B, Class M3, VAR, 1.394%, 11/25/34	327
952	Series 2004-C, Class M1, VAR, 1.034%, 03/25/35	865
	Honda Auto Receivables Owner Trust,
21	Series 2013-1, Class A3, 0.480%, 11/21/16	21
22	Series 2013-2, Class A3, 0.530%, 02/16/17	22
117	Series 2013-4, Class A3, 0.690%, 09/18/17	117
291	Series 2014-1, Class A3, 0.670%, 11/21/17	290
248	Series 2014-2, Class A3, 0.770%, 03/19/18	248
10	Huntington Auto Trust, Series 2012-2, Class A3, 0.510%, 04/17/17	10
	Hyundai Auto Receivables Trust,
47	Series 2013-A, Class A3, 0.560%, 07/17/17	47
45	Series 2013-B, Class A3, 0.710%, 09/15/17	45
112	Series 2014-A, Class A3, 0.790%, 07/16/18	112
253	Series 2014-B, Class A3, 0.900%, 12/17/18	253
103	Series 2015-C, Class A3, 1.460%, 02/18/20	103
	John Deere Owner Trust,
42	Series 2013-A, Class A3, 0.600%, 03/15/17	42
96	Series 2015-B, 1.440%, 10/15/19	96
	Long Beach Mortgage Loan Trust,
661	Series 2001-2, Class M1, VAR, 1.034%, 07/25/31	614
176	Series 2003-4, Class M2, VAR, 2.819%, 08/25/33	169
305	Series 2004-1, Class M3, VAR, 1.244%, 02/25/34	292
	MASTR Asset-Backed Securities Trust,
225	Series 2002-OPT1, Class M3, VAR, 3.719%, 11/25/32	226
92	Series 2004-OPT1, Class M2, VAR, 1.844%, 02/25/34	76
43	Mercedes-Benz Auto Receivables Trust, Series 2013-1, Class A3, 0.780%, 08/15/17	43
	Merrill Lynch Mortgage Investors Trust,
722	Series 2002-NC1, Class M1, VAR, 1.244%, 05/25/33	683
214	Series 2003-OPT1, Class M1, VAR, 1.169%, 07/25/34	195
560	Series 2005-FM1, Class M1, VAR, 0.674%, 05/25/36	507
775	Series 2005-NC1, Class M2, VAR, 1.274%, 10/25/35	693
	Morgan Stanley ABS Capital I, Inc. Trust,
1,500	Series 2004-HE6, Class M1, VAR, 1.019%, 08/25/34	1,431
348	Series 2004-NC2, Class M2, VAR, 1.994%, 12/25/33	316
535	Series 2005-HE1, Class M3, VAR, 0.974%, 12/25/34	447
219	Series 2005-HE1, Class M4, VAR, 1.274%, 12/25/34	178
539	Series 2005-WMC1, Class M2, VAR, 0.929%, 01/25/35	522

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,500	Morgan Stanley ABS Capital I, Inc., Trust, Series 2004-NC7, Class M2, VAR, 1.124%, 07/25/34	1,442
	Morgan Stanley Dean Witter Capital I, Inc. Trust,
486	Series 2002-AM3, Class A3, VAR, 1.174%, 02/25/33	458
283	Series 2002-AM3, Class M1, VAR, 1.619%, 02/25/33	254
	New Century Home Equity Loan Trust,
626	Series 2003-6, Class M1, VAR, 1.274%, 01/25/34	583
250	Series 2005-1, Class M1, VAR, 0.869%, 03/25/35	237
	Nissan Auto Lease Trust,
14	Series 2013-B, Class A3, 0.750%, 06/15/16	13
117	Series 2014-A, Class A3, 0.800%, 02/15/17	117
300	Series 2015-A, Class A3, 1.400%, 06/15/18	302
	Nissan Auto Receivables Owner Trust,
51	Series 2012-A, Class A4, 1.000%, 07/16/18	51
19	Series 2013-A, Class A3, 0.500%, 05/15/17	19
139	Series 2013-C, Class A3, 0.670%, 08/15/18	139
160	Series 2014-A, Class A3, 0.720%, 08/15/18	160
383	NovaStar Mortgage Funding Trust, Series 2003-2, Class M2, VAR, 2.956%, 09/25/33	351
215	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	214
123	Ocwen Master Advance Receivables Trus, Series 2015-1, Class AT1, 2.537%, 09/17/46 (e)	123
219	OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	219
	Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
417	Series 2003-2, Class M1, VAR, 1.169%, 04/25/33	371
198	Series 2003-4, Class M1, VAR, 1.214%, 07/25/33	174
511	Series 2003-5, Class A3, VAR, 1.094%, 08/25/33	489
	Option One Mortgage Loan Trust,
47	Series 2003-1, Class M2, VAR, 3.119%, 02/25/33	44
962	Series 2004-2, Class M2, VAR, 1.769%, 05/25/34	760
63	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.131%, 10/25/34	63
241	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	241
	RAMP Trust,
60	Series 2004-RS4, Class AI6, VAR, 5.072%, 04/25/34	62
564	Series 2004-RS9, Class MII1, VAR, 1.169%, 09/25/34	530
	RASC Trust,
1,054	Series 2001-KS3, Class AII, VAR, 0.654%, 09/25/31	983
116	Series 2003-KS4, Class AI6, VAR, 3.870%, 05/25/33	118
988	Series 2005-EMX1, Class M1, VAR, 0.839%, 03/25/35	922
512	Series 2005-KS2, Class M1, VAR, 0.839%, 03/25/35	468
	Renaissance Home Equity Loan Trust,
824	Series 2003-2, Class A, VAR, 1.074%, 08/25/33	773
1,853	Series 2003-2, Class M1, VAR, 1.437%, 08/25/33	1,705
847	Series 2003-3, Class A, VAR, 0.694%, 12/25/33	805
444	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	438
	Saxon Asset Securities Trust,
127	Series 2000-2, Class MF2, VAR, 7.910%, 07/25/30	124
29	Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	30
476	Series 2003-2, Class M2, VAR, 2.819%, 06/25/33	407
676	Series 2003-3, Class M1, VAR, 1.169%, 12/25/33	636
246	Series 2004-2, Class MV2, VAR, 1.994%, 08/25/35	233
540	Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1, VAR, 1.094%, 11/25/34	501
	Structured Asset Investment Loan Trust,
222	Series 2003-BC3, Class M1, VAR, 1.619%, 04/25/33	219
971	Series 2003-BC11, Class M1, VAR, 1.169%, 10/25/33	938

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,084	Series 2004-6, Class M2, VAR, 2.144%, 07/25/34	968
186	Series 2004-7, Class M1, VAR, 1.244%, 08/25/34	173
430	Series 2004-7, Class M2, VAR, 1.319%, 08/25/34	372
396	Series 2004-8, Class M2, VAR, 1.124%, 09/25/34	350
179	Structured Asset Securities Corp. Trust, Series 2005-SC1, Class 1A1, VAR, 0.464%, 05/25/31 (e)	108
	Toyota Auto Receivables Owner Trust,
9	Series 2013-A, Class A3, 0.550%, 01/17/17	9
249	Series 2014-A, Class A3, 0.670%, 12/15/17	249
134	USAA Auto Owner Trust, Series 2014-1, Class A3, 0.580%, 12/15/17	134
89	Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	89
	Volkswagen Auto Loan Enhanced Trust,
9	Series 2012-2, Class A3, 0.460%, 01/20/17	9
186	Series 2013-2, Class A3, 0.700%, 04/20/18	185
79	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	79
277	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	275
232	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	231
203	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	202
195	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class M8A, VAR, 3.194%, 10/25/34 (e)	182
52	World Omni Auto Receivables Trust, Series 2015-A, Class A3, 1.340%, 05/15/20	52
121	World Omni Automobile Lease Securitization Trust, Series 2015-A, Class A3, 1.540%, 10/15/18	121

	Total Asset-Backed Securities (Cost $52,994)	54,072

Collateralized Mortgage Obligations — 6.9%
	Agency CMO — 5.6%
77	Federal Home Loan Bank, Series TQ-2015, Class A, 5.065%, 10/20/15	77
172	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 31, Class Z, 8.000%, 04/25/24	199
	Federal Home Loan Mortgage Corp. REMIC,
3	Series 1087, Class I, 8.500%, 06/15/21	4
3	Series 1136, Class H, 6.000%, 09/15/21	3
67	Series 1617, Class PM, 6.500%, 11/15/23	76
62	Series 1710, Class GH, 8.000%, 04/15/24	70
44	Series 1732, Class K, 6.500%, 05/15/24	49
59	Series 1843, Class Z, 7.000%, 04/15/26	67
67	Series 2033, Class K, 6.050%, 08/15/23	74
1,592	Series 2097, Class PD, 8.000%, 11/15/28	1,840
151	Series 2378, Class BD, 5.500%, 11/15/31	168
4	Series 2391, Class QR, 5.500%, 12/15/16	4
14	Series 2394, Class MC, 6.000%, 12/15/16	15
20	Series 2405, Class JF, 6.000%, 01/15/17	21
13	Series 2425, Class OB, 6.000%, 03/15/17	13
123	Series 2455, Class GK, 6.500%, 05/15/32	142
31	Series 2457, Class PE, 6.500%, 06/15/32	36
84	Series 2473, Class JZ, 6.500%, 07/15/32	97
4	Series 2503, Class TG, 5.500%, 09/15/17	4
5	Series 2508, Class AQ, 5.500%, 10/15/17	5
31	Series 2527, Class BP, 5.000%, 11/15/17	32
18	Series 2531, Class HN, 5.000%, 12/15/17	18
15	Series 2538, Class CB, 5.000%, 12/15/17	15
86	Series 2564, Class NK, 5.000%, 02/15/18	89
136	Series 2575, Class PE, 5.500%, 02/15/33	152
329	Series 2586, Class WG, 4.000%, 03/15/33	348
49	Series 2594, Class OL, 5.000%, 04/15/18	51
56	Series 2595, Class HO, 4.500%, 03/15/23	59
62	Series 2627, Class KM, 4.500%, 06/15/18	64
88	Series 2636, Class Z, 4.500%, 06/15/18	91
53	Series 2651, Class VZ, 4.500%, 07/15/18	55
670	Series 2682, Class LD, 4.500%, 10/15/33	730
136	Series 2685, Class DT, 5.000%, 10/15/23	148
47	Series 2686, Class GC, 5.000%, 10/15/23	50
173	Series 2699, Class TC, 4.000%, 11/15/18	179
143	Series 2715, Class NG, 4.500%, 12/15/18	149
3	Series 2727, Class PE, 4.500%, 07/15/32	2
65	Series 2744, Class TU, 5.500%, 05/15/32	67
70	Series 2756, Class NA, 5.000%, 02/15/24	75
60	Series 2764, Class OE, 4.500%, 03/15/19	62
200	Series 2764, Class UG, 5.000%, 03/15/34	233
49	Series 2773, Class CD, 4.500%, 04/15/24	52
3	Series 2780, Class JA, 4.500%, 04/15/19	3
3	Series 2780, Class JG, 4.500%, 04/15/19	3
84	Series 2783, Class AT, 4.000%, 04/15/19	86

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
535	Series 2802, Class CD, 5.250%, 05/15/34	595
28	Series 2809, Class UC, 4.000%, 06/15/19	29
52	Series 2852, Class NY, 5.000%, 09/15/33	53
210	Series 2864, Class NB, 5.500%, 07/15/33	221
106	Series 2877, Class AD, 4.000%, 10/15/19	110
196	Series 2901, Class KB, 5.000%, 12/15/34	213
115	Series 2910, Class BE, 4.500%, 12/15/19	119
531	Series 2912, Class EH, 5.500%, 01/15/35	607
27	Series 2922, Class GA, 5.500%, 05/15/34	29
184	Series 2935, Class HJ, 5.000%, 02/15/35	204
160	Series 2950, Class KZ, 4.500%, 03/15/20	172
469	Series 2960, Class JH, 5.500%, 04/15/35	530
104	Series 2988, Class TY, 5.500%, 06/15/25	114
69	Series 2989, Class TG, 5.000%, 06/15/25	75
475	Series 3017, Class ML, 5.000%, 08/15/35	543
165	Series 3028, Class ME, 5.000%, 02/15/34	168
31	Series 3031, Class AG, 5.000%, 02/15/34	32
12	Series 3036, Class ND, 5.000%, 05/15/34	12
24	Series 3064, Class OG, 5.500%, 06/15/34	25
37	Series 3077, Class TO, PO, 04/15/35	36
12	Series 3078, Class PD, 5.500%, 07/15/34	12
178	Series 3102, Class CE, 5.500%, 01/15/26	195
40	Series 3116, Class PD, 5.000%, 10/15/34	41
51	Series 3121, Class JD, 5.500%, 03/15/26	57
92	Series 3151, Class UC, 5.500%, 08/15/35	98
16	Series 3200, Class PO, PO, 08/15/36	15
54	Series 3212, Class BK, 5.500%, 09/15/36	61
124	Series 3213, Class PE, 6.000%, 09/15/36	142
63	Series 3279, Class PE, 5.500%, 02/15/37	70
118	Series 3349, Class DP, 6.000%, 09/15/36	125
226	Series 3405, Class PE, 5.000%, 01/15/38	251
290	Series 3413, Class B, 5.500%, 04/15/37	323
100	Series 3523, Class EX, 5.000%, 04/15/39	113
246	Series 3532, Class EB, 4.000%, 05/15/24	262
100	Series 3534, Class MB, 4.000%, 05/15/24	110
225	Series 3553, Class PG, 5.500%, 07/15/39	253
187	Series 3564, Class NB, 5.000%, 08/15/39	215
129	Series 3622, Class TA, 5.500%, 10/15/26	131
94	Series 3622, Class WA, 5.500%, 09/15/39	109
508	Series 3626, Class ME, 5.000%, 01/15/40	581
224	Series 3647, Class GA, 5.000%, 11/15/28	234
135	Series 3653, Class HJ, 5.000%, 04/15/40	148
287	Series 3662, Class PJ, 5.000%, 04/15/40	319
352	Series 3662, Class QB, 5.000%, 03/15/38	389
200	Series 3677, Class KB, 4.500%, 05/15/40	222
190	Series 3680, Class LC, 4.500%, 06/15/40	201
94	Series 3688, Class GT, VAR, 7.230%, 11/15/46	111
250	Series 3710, Class GB, 4.000%, 08/15/25	266
600	Series 3747, Class CY, 4.500%, 10/15/40	683
76	Series 3747, Class HI, IO, 4.500%, 07/15/37	3
1,208	Series 3747, Class HX, 4.500%, 11/15/39	1,338
250	Series 3748, Class D, 4.000%, 11/15/39	268
114	Series 3755, Class MU, 4.000%, 11/15/30	121
220	Series 3768, Class MB, 4.000%, 12/15/39	240
400	Series 3787, Class AY, 3.500%, 01/15/26	427
150	Series 3795, Class PD, 4.500%, 01/15/40	168
391	Series 3816, Class HA, 3.500%, 11/15/25	417
563	Series 3827, Class BM, 5.500%, 08/15/39	617
691	Series 3828, Class EM, 4.500%, 06/15/39	769
56	Series 3842, Class PH, 4.000%, 04/15/41	60
400	Series 3845, Class QY, 4.000%, 04/15/26	447
123	Series 3852, Class TP, IF, 5.500%, 05/15/41	138
350	Series 3859, Class JB, 5.000%, 05/15/41	390
186	Series 3873, Class MJ, 4.000%, 06/15/41	192
300	Series 3874, Class DW, 3.500%, 06/15/21	323
958	Series 3893, Class PU, 4.000%, 07/15/41	1,038
329	Series 3898, Class KH, 3.500%, 06/15/26	350
77	Series 3902, Class MA, 4.500%, 07/15/39	81
110	Series 3910, Class CT, 4.000%, 12/15/39	119
350	Series 3911, Class B, 3.500%, 08/15/26	378
1,000	Series 3951, Class ME, 4.000%, 11/15/41	1,103
269	Series 3959, Class PB, 3.000%, 11/15/26	275
175	Series 3962, Class KD, 3.000%, 10/15/26	180
800	Series 3963, Class JB, 4.500%, 11/15/41	920
800	Series 3989, Class JW, 3.500%, 01/15/42	824
141	Series 4026, Class HB, 3.500%, 04/15/42	148
472	Series 4026, Class MQ, 4.000%, 04/15/42	514
400	Series 4048, Class CE, 4.000%, 05/15/42	424
320	Series 4068, Class PE, 3.000%, 06/15/42	319
111	Series 4119, Class KE, 1.750%, 10/15/32	106
114	Series 4180, Class ME, 2.500%, 10/15/42	115
1,000	Series 4185, Class PB, 3.000%, 03/15/43	998
342	Series 4203, Class BN, 3.000%, 04/15/33	346
513	Series 4217, Class F, VAR, 0.557%, 06/15/43	513
288	Series 4219, Class JA, 3.500%, 08/15/39	302

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
550	Series 4238, Class UY, 3.000%, 08/15/33	557
192	Series 4243, Class AE, 4.000%, 08/15/43	202
793	Series 4259, Class LA, 3.000%, 02/15/40	789
336	Series 4337, Class VJ, 3.500%, 06/15/27	359
350	Series 4384, Class LB, 3.500%, 08/15/43	372
2	Series 50, Class I, 8.000%, 06/15/20	3
403	Federal Home Loan Mortgage Corp. STRIPS, Series 284, Class 300, 3.000%, 10/15/42	410
115	Federal Home Loan Mortgage Corp., Structured Pass-Through Securities, Series T-54, Class 2A, 6.500%, 02/25/43	137
	Federal National Mortgage Association - ACES,
260	Series 2011-M2, Class A2, 3.645%, 04/25/21	281
400	Series 2011-M4, Class A2, 3.726%, 06/25/21	437
188	Series 2013-M7, Class A2, 2.280%, 12/27/22	189
412	Series 2013-M13, Class A2, VAR, 2.624%, 04/25/23	421
500	Series 2014-M1, Class A2, VAR, 3.430%, 07/25/23	531
355	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	383
400	Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	433
550	Series 2014-M4, Class A2, VAR, 3.346%, 03/25/24	584
24	Series 2014-M5, Class FA, VAR, 0.559%, 01/25/17	24
410	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	428
800	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	825
255	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	264
556	Series 2015-M1, Class A2, 2.532%, 09/25/24	554
800	Series 2015-M3, Class A2, 2.723%, 10/25/24	807
574	Series 2015-M7, Class A2, 2.590%, 12/25/24	577
467	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	480
	Federal National Mortgage Association REMIC,
4	Series 1990-7, Class B, 8.500%, 01/25/20	4
1	Series 1990-35, Class E, 9.500%, 04/25/20	1
4	Series 1990-76, Class G, 7.000%, 07/25/20	4
15	Series 1990-106, Class J, 8.500%, 09/25/20	16
2	Series 1991-73, Class A, 8.000%, 07/25/21	3
40	Series 1992-112, Class GB, 7.000%, 07/25/22	45
17	Series 1992-195, Class C, 7.500%, 10/25/22	19
67	Series 1998-37, Class VZ, 6.000%, 06/17/28	76
141	Series 1998-66, Class B, 6.500%, 12/25/28	153
28	Series 2002-16, Class XU, 5.500%, 04/25/17	28
12	Series 2002-19, Class PE, 6.000%, 04/25/17	12
40	Series 2002-24, Class AJ, 6.000%, 04/25/17	41
116	Series 2002-55, Class PG, 5.500%, 09/25/32	131
134	Series 2002-55, Class QE, 5.500%, 09/25/17	137
9	Series 2002-63, Class KC, 5.000%, 10/25/17	9
23	Series 2002-63, Class LB, 5.500%, 10/25/17	24
113	Series 2002-82, Class PE, 6.000%, 12/25/32	127
27	Series 2003-21, Class OU, 5.500%, 03/25/33	30
246	Series 2003-29, Class BY, 5.500%, 04/25/33	280
12	Series 2003-33, Class AC, 4.250%, 03/25/33	12
326	Series 2003-48, Class GH, 5.500%, 06/25/33	370
29	Series 2003-58, Class AD, 3.250%, 07/25/33	30
15	Series 2003-63, Class PE, 3.500%, 07/25/33	16
150	Series 2003-67, Class KE, 5.000%, 07/25/33	165
99	Series 2003-78, Class B, 5.000%, 08/25/23	106
117	Series 2003-81, Class LC, 4.500%, 09/25/18	121
90	Series 2003-83, Class PG, 5.000%, 06/25/23	95

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
52	Series 2003-110, Class WA, 4.000%, 08/25/33	54
709	Series 2003-131, Class CH, 5.500%, 01/25/34	803
174	Series 2004-36, Class PC, 5.500%, 02/25/34	183
100	Series 2004-92, Class TB, 5.500%, 12/25/34	115
92	Series 2005-5, Class CK, 5.000%, 01/25/35	99
41	Series 2005-18, Class EG, 5.000%, 03/25/25	45
10	Series 2005-23, Class TG, 5.000%, 04/25/35	11
74	Series 2005-29, Class WC, 4.750%, 04/25/35	82
238	Series 2005-38, Class TB, 6.000%, 11/25/34	254
93	Series 2005-58, Class EP, 5.500%, 07/25/35	102
96	Series 2005-68, Class BC, 5.250%, 06/25/35	103
665	Series 2005-70, Class KP, 5.000%, 06/25/35	738
631	Series 2005-104, Class UE, 5.500%, 12/25/35	687
6	Series 2006-45, Class NW, 5.500%, 01/25/35	6
68	Series 2007-13, Class H, 5.500%, 03/25/37	76
400	Series 2007-61, Class PE, 5.500%, 07/25/37	447
48	Series 2007-65, Class KI, IF, IO, 6.426%, 07/25/37	8
225	Series 2008-61, Class GB, 5.500%, 07/25/38	249
183	Series 2008-65, Class CD, 4.500%, 08/25/23	192
127	Series 2009-15, Class AC, 5.500%, 03/25/29	142
143	Series 2009-19, Class TD, 5.000%, 08/25/36	156
44	Series 2009-22, Class EG, 5.000%, 07/25/35	49
31	Series 2009-37, Class KI, IF, IO, 5.806%, 06/25/39	5
74	Series 2009-50, Class PT, VAR, 6.115%, 05/25/37	81
145	Series 2009-60, Class DE, 5.000%, 08/25/29	160
446	Series 2009-73, Class HJ, 6.000%, 09/25/39	512
31	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	5
79	Series 2009-86, Class OT, PO, 10/25/37	72
124	Series 2009-112, Class ST, IF, IO, 6.056%, 01/25/40	21
642	Series 2010-9, Class MB, 5.000%, 05/25/32	651
756	Series 2010-9, Class ME, 5.000%, 02/25/40	886
404	Series 2010-9, Class PE, 4.500%, 10/25/39	434
70	Series 2010-35, Class SB, IF, IO, 6.226%, 04/25/40	14
600	Series 2010-38, Class KC, 4.500%, 04/25/40	662
400	Series 2010-45, Class BL, 4.500%, 05/25/40	444
213	Series 2010-64, Class DM, 5.000%, 06/25/40	236
23	Series 2010-64, Class EH, 5.000%, 10/25/35	23
475	Series 2010-85, Class NJ, 4.500%, 08/25/40	507
200	Series 2010-103, Class PJ, 4.500%, 09/25/40	228
103	Series 2010-111, Class AE, 5.500%, 04/25/38	108
979	Series 2010-123, Class BP, 4.500%, 11/25/40	1,068
234	Series 2010-141, Class AL, 4.000%, 12/25/40	254
816	Series 2010-141, Class DL, 4.000%, 12/25/40	895
133	Series 2011-22, Class MA, 6.500%, 04/25/38	149
350	Series 2011-33, Class GD, 3.500%, 04/25/31	377
148	Series 2011-40, Class KA, 3.500%, 03/25/26	156
450	Series 2011-41, Class KL, 4.000%, 05/25/41	483
686	Series 2011-50, Class LP, 4.000%, 06/25/41	738
400	Series 2011-51, Class B, 3.500%, 06/25/31	427
650	Series 2011-52, Class KB, 5.500%, 06/25/41	751
530	Series 2011-52, Class LB, 5.500%, 06/25/41	626

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
203	Series 2011-85, Class KP, 7.000%, 09/25/51	230
106	Series 2011-99, Class CV, 4.500%, 03/25/26	118
558	Series 2011-104, Class KY, 4.000%, 03/25/39	587
83	Series 2011-111, Class EA, 5.000%, 12/25/38	88
325	Series 2011-112, Class PB, 4.000%, 11/25/41	351
300	Series 2011-114, Class B, 3.500%, 11/25/41	320
704	Series 2011-130, Class KB, 4.000%, 12/25/41	768
450	Series 2011-132, Class PE, 4.500%, 12/25/41	497
301	Series 2012-20, Class TD, 4.500%, 02/25/42	323
237	Series 2012-50, Class HB, 4.000%, 03/25/42	253
244	Series 2012-83, Class TN, 5.000%, 08/25/42	272
200	Series 2012-136, Class DL, 3.500%, 12/25/42	208
139	Series 2012-137, Class CF, VAR, 0.494%, 08/25/41	139
371	Series 2012-147, Class WN, 4.500%, 01/25/33	411
600	Series 2013-27, Class PE, 3.000%, 04/25/43	601
215	Series 2013-31, Class NC, 3.000%, 04/25/43	218
369	Series 2013-74, Class HP, 3.000%, 10/25/37	377
343	Series 2013-83, Class CA, 3.500%, 10/25/37	365
370	Series 2013-94, Class CV, 3.500%, 07/25/33	389
250	Series 2013-101, Class E, 3.000%, 10/25/33	255
328	Series 2013-104, Class CY, 5.000%, 10/25/43	382
200	Series 2014-1, Class DU, 2.500%, 02/25/29	197
200	Series 2014-2, Class PX, 4.500%, 01/25/41	225
200	Series 2014-56, Class VH, 3.500%, 09/25/34	215
250	Series 2014-58, Class VM, 4.000%, 08/25/33	278
35	Series G92-35, Class E, 7.500%, 07/25/22	39
28	Federal National Mortgage Association STRIPS, Series 293, Class 1, PO, 1.895%, 12/25/24 (n) (n)	28
	Government National Mortgage Association,
90	Series 2002-22, Class CD, 6.500%, 05/17/31	104
112	Series 2003-62, Class BG, 5.000%, 07/20/33	123
358	Series 2003-65, Class AL, 5.500%, 08/20/33	413
186	Series 2003-66, Class HD, 5.500%, 08/20/33	208
580	Series 2004-16, Class AE, 5.500%, 02/20/34	659
145	Series 2004-16, Class EC, 5.500%, 02/20/34	174
743	Series 2004-37, Class PE, 5.500%, 05/20/34	861
413	Series 2005-3, Class QB, 5.000%, 01/16/35	469
283	Series 2005-11, Class PL, 5.000%, 02/20/35	316
104	Series 2005-13, Class AE, 5.000%, 09/20/34	112
176	Series 2005-13, Class BG, 5.000%, 02/20/35	201
279	Series 2005-48, Class CY, 5.000%, 06/20/35	309
311	Series 2005-54, Class JE, 5.000%, 07/20/35	355
100	Series 2006-1, Class LE, 5.500%, 06/20/35	116
459	Series 2006-7, Class ND, 5.500%, 08/20/35	531
260	Series 2006-50, Class JD, 5.000%, 09/20/36	309
269	Series 2006-69, Class MB, 5.500%, 12/20/36	294
125	Series 2007-33, Class LE, 5.500%, 06/20/37	145
130	Series 2007-35, Class NE, 6.000%, 06/16/37	157
209	Series 2007-79, Class BL, 5.750%, 08/20/37	239
161	Series 2008-20, Class HC, 5.750%, 06/16/37	178
54	Series 2008-23, Class YA, 5.250%, 03/20/38	60

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
113	Series 2008-26, Class JP, 5.250%, 03/20/38	128
288	Series 2008-33, Class PB, 5.500%, 04/20/38	320
688	Series 2008-47, Class P, 5.500%, 06/16/38	812
97	Series 2008-58, Class ZT, 6.500%, 07/20/38	122
41	Series 2008-62, Class SA, IF, IO, 5.934%, 07/20/38	7
267	Series 2008-63, Class PE, 5.500%, 07/20/38	309
80	Series 2008-68, Class PQ, 5.500%, 04/20/38	84
168	Series 2008-76, Class PD, 5.750%, 09/20/38	194
79	Series 2008-76, Class US, IF, IO, 5.684%, 09/20/38	12
266	Series 2008-89, Class JA, 5.750%, 08/20/38	284
122	Series 2008-95, Class DS, IF, IO, 7.084%, 12/20/38	25
301	Series 2009-42, Class CD, 5.000%, 06/20/39	346
438	Series 2009-47, Class LT, 5.000%, 06/20/39	505
77	Series 2009-72, Class SM, IF, IO, 6.041%, 08/16/39	13
200	Series 2009-106, Class ST, IF, IO, 5.784%, 02/20/38	34
48	Series 2010-14, Class QP, 6.000%, 12/20/39	51
2	Series 2010-61, Class EA, 5.000%, 09/20/31	2
154	Series 2010-157, Class OP, PO, 12/20/40	139
205	Series 2010-158, Class EP, 4.500%, 12/16/40	233
84	Series 2011-97, Class WA, VAR, 6.102%, 11/20/38	96
234	Series 2015-H20, Class FA, VAR, 0.662%, 08/20/65	234
544	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.000%, 05/15/33	624

		77,089

	Non-Agency CMO — 1.3%
	Alternative Loan Trust,
555	Series 2004-27CB, Class A1, 6.000%, 12/25/34	554
562	Series 2004-28CB, Class 3A1, 6.000%, 01/25/35	549
130	Series 2004-30CB, Class 3A1, 5.000%, 02/25/20	134
68	Series 2005-3CB, Class 1A4, 5.250%, 03/25/35	68
240	Series 2005-20CB, Class 4A1, 5.250%, 07/25/20	236
691	Series 2005-21CB, Class A17, 6.000%, 06/25/35	706
200	Series 2005-46CB, Class A1, 5.750%, 10/25/35	194
	Banc of America Alternative Loan Trust,
176	Series 2003-3, Class A5, 5.750%, 05/25/33	181
193	Series 2004-6, Class 4A1, 5.000%, 07/25/19	199
176	Series 2004-9, Class 4A1, 5.500%, 10/25/19	178
378	Series 2006-5, Class 3A1, 6.000%, 06/25/46	372
62	Banc of America Mortgage Trust, Series 2003-3, Class 1A7, 5.500%, 05/25/33	64
	Bear Stearns ALT-A Trust,
87	Series 2004-6, Class 1A, VAR, 0.834%, 07/25/34	84
378	Series 2005-4, Class 23A2, VAR, 2.581%, 05/25/35	373
257	Series 2005-7, Class 12A3, VAR, 0.874%, 08/25/35	236
	CHL Mortgage Pass-Through Trust,
159	Series 2005-21, Class A2, 5.500%, 10/25/35	158
165	Series 2006-21, Class A14, 6.000%, 02/25/37	158
515	Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, VAR, 2.730%, 10/25/35	510
24	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.250%, 09/25/33	25
37	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	37
321	First Horizon Mortgage Pass-Through Trust, Series 2006-3, Class 1A13, 6.250%, 11/25/36	313
	GSR Mortgage Loan Trust,
32	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	34
17	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	17
489	Series 2004-12, Class 3A6, VAR, 2.749%, 12/25/34	484

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Impac CMB Trust,
452	Series 2004-5, Class 1A1, VAR, 0.914%, 10/25/34	435
944	Series 2004-9, Class 1A1, VAR, 0.954%, 01/25/35	859
649	Series 2005-5, Class A4, VAR, 0.954%, 08/25/35	529
1,046	IndyMac INDX Mortgage Loan Trust, Series 2004-AR12, Class A1, VAR, 0.974%, 12/25/34	888
	JP Morgan Mortgage Trust,
95	Series 2006-A2, Class 5A3, VAR, 2.521%, 11/25/33	96
53	Series 2007-A1, Class 5A5, VAR, 2.620%, 07/25/35	53
564	Lehman XS Trust, Series 2005-5N, Class 3A1A, VAR, 0.494%, 11/25/35	505
519	MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A2, VAR, 2.249%, 04/25/34	497
	MASTR Alternative Loan Trust,
16	Series 2004-5, Class 5A1, 4.750%, 06/25/19	16
481	Series 2004-6, Class 7A1, 6.000%, 07/25/34	490
590	Series 2004-6, Class 8A1, 5.500%, 07/25/34	611
665	Series 2005-6, Class 1A2, 5.500%, 12/25/35	591
	MASTR Asset Securitization Trust,
4	Series 2003-11, Class 3A1, 4.500%, 12/25/18	4
29	Series 2003-11, Class 8A1, 5.500%, 12/25/33	30
	Merrill Lynch Mortgage Investors Trust,
38	Series 2003-F, Class A1, VAR, 0.834%, 10/25/28	37
46	Series 2004-B, Class A1, VAR, 0.694%, 05/25/29	45
305	Series 2005-A5, Class A9, VAR, 2.571%, 06/25/35	298
	Morgan Stanley Mortgage Loan Trust,
74	Series 2004-3, Class 4A, VAR, 5.682%, 04/25/34	78
162	Series 2004-4, Class 2A, VAR, 6.387%, 09/25/34	169
28	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-3, Class APT, VAR, 0.484%, 07/25/35	27
17	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	18
16	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	16
154	Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, VAR, 2.552%, 10/25/35	154
	RALI Trust,
773	Series 2004-QA3, Class CB2, VAR, 3.662%, 08/25/34	789
9	Series 2004-QS3, Class CB, 5.000%, 03/25/19	9
	Residential Asset Securitization Trust,
92	Series 2004-A3, Class A1, 4.500%, 06/25/34	93
45	Series 2004-A6, Class A1, 5.000%, 08/25/19	46
876	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	843
27	RFMSI Trust, Series 2007-S9, Class 2A1, 5.500%, 09/25/22	27
58	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	59
	Sequoia Mortgage Trust,
98	Series 2004-11, Class A1, VAR, 0.516%, 12/20/34	95
679	Series 2007-3, Class 1A1, VAR, 0.416%, 07/20/36	632
69	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	69
	Structured Asset Mortgage Investments II Trust,
39	Series 2003-AR4, Class A1, VAR, 0.916%, 01/19/34	38
188	Series 2005-AR2, Class 2A1, VAR, 0.424%, 05/25/45	165
16	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 3.863%, 12/25/33	16
463	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-3, Class 2A1, 4.500%, 03/25/19	469
65	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, VAR, 2.000%, 12/25/44	64
	WaMu Mortgage Pass-Through Certificates Trust,
32	Series 2003-AR9, Class 1A6, VAR, 2.520%, 09/25/33	32
8	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	8

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
741	Series 2005-AR10, Class 14A, VAR, 2.499%, 09/25/35	737
43	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	42
	Wells Fargo Mortgage-Backed Securities Trust,
16	Series 2004-EE, Class 3A1, VAR, 2.662%, 12/25/34	16
607	Series 2004-N, Class A6, VAR, 2.733%, 08/25/34	608
152	Series 2004-P, Class 2A1, VAR, 2.735%, 09/25/34	153
138	Series 2004-V, Class 2A1, VAR, 2.750%, 10/25/34	140
479	Series 2006-AR2, Class 2A1, VAR, 2.651%, 03/25/36	476
132	Series 2006-AR2, Class 2A3, VAR, 2.651%, 03/25/36	130
42	Series 2006-AR10, Class 5A2, VAR, 2.739%, 07/25/36	40

		18,106

	Total Collateralized Mortgage Obligations (Cost $91,910)	95,195

Commercial Mortgage-Backed Securities — 0.7%
	Banc of America Commercial Mortgage Trust,
273	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	277
129	Series 2006-4, Class A4, 5.634%, 07/10/46	131
99	Series 2006-5, Class A4, 5.414%, 09/10/47	101
19	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	19
100	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	102
	Bear Stearns Commercial Mortgage Securities Trust,
59	Series 2006-PW11, Class A4, VAR, 5.603%, 03/11/39	59
750	Series 2006-PW13, Class AJ, VAR, 5.611%, 09/11/41	757
200	CD Commercial Mortgage Trust, Series 2005-CD1, Class E, VAR, 5.289%, 07/15/44	200
271	CD Mortgage Trust, Series 2007-CD5, Class B, VAR, 6.325%, 11/15/44	283
114	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	117
	COMM Mortgage Trust,
250	Series 2006-C8, Class AJ, 5.377%, 12/10/46	249
250	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	254
617	Commercial Mortgage Trust, Series 2007-GG11, Class AJ, VAR, 6.252%, 12/10/49	633
	DBRR Trust,
2	Series 2013-EZ2, Class A, VAR, 0.853%, 02/25/45 (e)	2
67	Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	67
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
153	Series K029, Class A2, 3.320%, 02/25/23	162
800	Series K037, Class A2, 3.490%, 01/25/24	855
129	Series K038, Class A2, 3.389%, 03/25/24	137
695	Series K046, Class A2, 3.205%, 03/25/25	723
600	Series K048, Class A2, VAR, 3.284%, 06/25/25	628
500	Series KPLB, Class A, 2.770%, 05/25/25	500
600	Series KSMC, Class A2, 2.615%, 01/25/23	610
122	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	124
55	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB11, Class AJ, VAR, 5.588%, 08/12/37	55
	LB-UBS Commercial Mortgage Trust,
163	Series 2007-C2, Class A3, 5.430%, 02/15/40	169
250	Series 2007-C6, Class AJ, VAR, 6.324%, 07/15/40	258
100	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.865%, 05/12/39	101
2,687	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, VAR, 0.800%, 12/12/49 (e)	15
250	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	264
	Morgan Stanley Capital I Trust,
124	Series 2006-HQ9, Class A4, VAR, 5.731%, 07/12/44	126
6,319	Series 2007-HQ11, Class X, IO, VAR, 0.381%, 02/12/44 (e)	15

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
276	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 1.656%, 07/14/34 (e)	276
114	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.244%, 04/10/46	117
250	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	268
	Wachovia Bank Commercial Mortgage Trust,
250	Series 2006-C24, Class AJ, VAR, 5.658%, 03/15/45	251
351	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	358
	WFRBS Commercial Mortgage Trust,
500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	548
200	Series 2012-C6, Class A4, 3.440%, 04/15/45	210

	Total Commercial Mortgage-Backed Securities (Cost $9,920)	10,021

Corporate Bonds — 8.0%
Consumer Discretionary — 0.6%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
160	4.250%, 03/01/21	169
125	5.000%, 03/30/20	137

		306

	Automobiles — 0.1%
	Daimler Finance North America LLC,
150	2.375%, 08/01/18 (e)	150
210	2.450%, 05/18/20 (e)	205
300	3.500%, 08/03/25 (e)	286
102	8.500%, 01/18/31	145
30	Ford Motor Co., 4.750%, 01/15/43	28
	General Motors Co.,
65	5.200%, 04/01/45	61
25	6.250%, 10/02/43	27

		902

	Distributors — 0.0% (g)
200	Samsung Electronics America, Inc., 1.750%, 04/10/17 (e)	200

	Hotels, Restaurants & Leisure — 0.0% (g)
150	McDonald’s Corp., 3.375%, 05/26/25	150
65	Starbucks Corp., 2.700%, 06/15/22	66

		216

	Internet & Catalog Retail — 0.0% (g)
	Amazon.com, Inc.,
380	3.800%, 12/05/24	389
40	4.950%, 12/05/44	41

		430

	Media — 0.3%
	21st Century Fox America, Inc.,
115	4.750%, 09/15/44	113
250	6.750%, 01/09/38	308
208	CBS Corp., 4.000%, 01/15/26	205
	CCO Safari II LLC,
65	3.579%, 07/23/20 (e)	65
307	4.464%, 07/23/22 (e)	307
125	4.908%, 07/23/25 (e)	124
90	6.484%, 10/23/45 (e)	91
	Comcast Corp.,
50	3.125%, 07/15/22	51
133	3.375%, 08/15/25	134
105	4.600%, 08/15/45	107
115	4.650%, 07/15/42	118
40	4.750%, 03/01/44	42
100	6.450%, 03/15/37	127
25	Cox Communications, Inc., 8.375%, 03/01/39 (e)	30
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
40	4.450%, 04/01/24	41
135	5.150%, 03/15/42	127
150	6.000%, 08/15/40	154
	Discovery Communications LLC,
47	4.375%, 06/15/21	49
35	4.875%, 04/01/43	30
	NBCUniversal Media LLC,
200	2.875%, 01/15/23	198
30	4.375%, 04/01/21	33
140	4.450%, 01/15/43	139
	Thomson Reuters Corp., (Canada),
88	4.500%, 05/23/43	82
150	5.850%, 04/15/40	164
	Time Warner Cable, Inc.,
165	5.500%, 09/01/41	148
125	7.300%, 07/01/38	131
150	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	174
	Time Warner, Inc.,
80	3.600%, 07/15/25	78
70	4.650%, 06/01/44	67

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
250	4.750%, 03/29/21	272
150	4.850%, 07/15/45	147
250	7.625%, 04/15/31	319
	Viacom, Inc.,
33	3.250%, 03/15/23	30
17	3.875%, 12/15/21	17
215	4.375%, 03/15/43	159
225	4.850%, 12/15/34	194
90	Walt Disney Co. (The), 1.850%, 05/30/19	91

		4,666

	Multiline Retail — 0.1%
55	Kohl’s Corp., 5.550%, 07/17/45	54
	Macy’s Retail Holdings, Inc.,
100	3.875%, 01/15/22	102
55	4.300%, 02/15/43	46
150	7.450%, 07/15/17	165
150	Target Corp., 6.350%, 11/01/32	189

		556

	Specialty Retail — 0.1%
55	Advance Auto Parts, Inc., 4.500%, 12/01/23	58
37	Bed Bath & Beyond, Inc., 3.749%, 08/01/24	37
	Home Depot, Inc. (The),
94	2.000%, 06/15/19	95
45	3.350%, 09/15/25	46
245	3.750%, 02/15/24	260
60	4.250%, 04/01/46	60
	Lowe’s Cos., Inc.,
90	3.375%, 09/15/25	91
55	4.375%, 09/15/45	56
150	5.125%, 11/15/41	166

		869

	Total Consumer Discretionary	8,145

Consumer Staples — 0.5%
	Beverages — 0.1%
100	Anheuser-Busch Cos. LLC, 7.550%, 10/01/30	136
	Anheuser-Busch InBev Finance, Inc.,
35	2.625%, 01/17/23	33
100	3.700%, 02/01/24	102
	Anheuser-Busch InBev Worldwide, Inc.,
57	2.500%, 07/15/22	55
285	5.375%, 01/15/20	318
94	Brown-Forman Corp., 4.500%, 07/15/45	99
179	Coca-Cola Co. (The), 1.150%, 04/01/18	179
125	Constellation Brands, Inc., 4.250%, 05/01/23	124
	PepsiCo, Inc.,
250	2.750%, 04/30/25	242
130	4.600%, 07/17/45	136
200	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	205

		1,629

	Food & Staples Retailing — 0.2%
	CVS Health Corp.,
100	2.750%, 12/01/22	98
156	3.500%, 07/20/22	161
85	3.875%, 07/20/25	88
150	4.000%, 12/05/23	159
110	4.875%, 07/20/35	116
70	5.125%, 07/20/45	75
	CVS Pass-Through Trust,
53	4.704%, 01/10/36 (e)	57
48	6.943%, 01/10/30	57
	Kroger Co. (The),
25	2.300%, 01/15/19	25
135	3.850%, 08/01/23	139
25	5.400%, 07/15/40	27
150	6.400%, 08/15/17	163
250	Series B, 7.700%, 06/01/29	340
56	Sysco Corp., 3.750%, 10/01/25	56
240	Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	239
	Wal-Mart Stores, Inc.,
150	2.550%, 04/11/23	148
100	3.300%, 04/22/24	103
305	4.000%, 04/11/43	297
135	5.250%, 09/01/35	156

		2,504

	Food Products — 0.1%
200	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	239
100	Cargill, Inc., 3.300%, 03/01/22 (e)	102
	ConAgra Foods, Inc.,
145	3.200%, 01/25/23	139
36	4.650%, 01/25/43	33
130	JM Smucker Co. (The), 3.500%, 03/15/25 (e)	129
	Kellogg Co.,
66	3.250%, 05/21/18	69
100	Series B, 7.450%, 04/01/31	129
	Kraft Foods Group, Inc.,
195	3.500%, 06/06/22	199

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — continued
60	5.000%, 06/04/42	62
100	6.875%, 01/26/39	124
163	Kraft Heinz Foods Co., 5.200%, 07/15/45 (e)	172
150	Mead Johnson Nutrition Co., 5.900%, 11/01/39	169
200	Mondelez International, Inc., 4.000%, 02/01/24	207

		1,773

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
100	2.400%, 06/01/23	97
100	6.625%, 08/01/37	132

		229

	Tobacco — 0.1%
	Altria Group, Inc.,
185	2.625%, 01/14/20	187
219	2.850%, 08/09/22	214
120	4.250%, 08/09/42	111
	B.A.T. International Finance plc, (United Kingdom),
80	2.750%, 06/15/20 (e)	81
56	3.250%, 06/07/22 (e)	57
70	3.500%, 06/15/22 (e)	72
215	Imperial Tobacco Finance plc, (United Kingdom), 3.750%, 07/21/22 (e)	217
	Philip Morris International, Inc.,
90	4.125%, 03/04/43	85
55	4.375%, 11/15/41	54
	Reynolds American, Inc.,
55	4.000%, 06/12/22	58
65	4.450%, 06/12/25	68
40	5.700%, 08/15/35	43
200	5.850%, 08/15/45	223

		1,470

	Total Consumer Staples	7,605

Energy — 0.8%
	Energy Equipment & Services — 0.1%
70	Ensco plc, (United Kingdom), 4.700%, 03/15/21	59
	Halliburton Co.,
100	3.500%, 08/01/23	100
125	8.750%, 02/15/21	158
50	Nabors Industries, Inc., 4.625%, 09/15/21	45
	Noble Holding International Ltd., (Cayman Islands),
18	4.000%, 03/16/18	17
100	5.250%, 03/15/42	64
82	Schlumberger Investment S.A., (Luxembourg), 3.650%, 12/01/23	85
	Transocean, Inc., (Cayman Islands),
150	4.300%, 10/15/22	93
198	6.500%, 11/15/20	152
152	6.875%, 12/15/21	113

		886

	Oil, Gas & Consumable Fuels — 0.7%
50	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	50
	Anadarko Petroleum Corp.,
70	4.500%, 07/15/44	62
85	6.375%, 09/15/17	92
150	ANR Pipeline Co., 9.625%, 11/01/21	200
	Apache Corp.,
282	3.250%, 04/15/22	274
55	4.750%, 04/15/43	50
	BP Capital Markets plc, (United Kingdom),
300	2.241%, 09/26/18	304
141	2.750%, 05/10/23	136
155	3.245%, 05/06/22	156
60	3.814%, 02/10/24	61
44	Buckeye Partners LP, 4.150%, 07/01/23	40
150	Canadian Natural Resources Ltd., (Canada), 6.250%, 03/15/38	149
31	Canadian Oil Sands Ltd., (Canada), 6.000%, 04/01/42 (e)	23
	Cenovus Energy, Inc., (Canada),
50	3.800%, 09/15/23	47
45	4.450%, 09/15/42	35
100	6.750%, 11/15/39	104
71	Chevron Corp., 3.191%, 06/24/23	72
200	CNOOC Nexen Finance ULC, (Canada), 4.250%, 04/30/24	202
145	Columbia Pipeline Group, Inc., 4.500%, 06/01/25 (e)	141
100	ConocoPhillips, 6.500%, 02/01/39	121
123	ConocoPhillips Co., 2.200%, 05/15/20	123
	Devon Energy Corp.,
70	5.000%, 06/15/45	63
150	6.300%, 01/15/19	168
100	7.950%, 04/15/32	123
116	Ecopetrol S.A., (Colombia), 5.375%, 06/26/26	101
120	Enable Midstream Partners LP, 3.900%, 05/15/24 (e)	106

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Encana Corp., (Canada),
145	5.150%, 11/15/41	114
50	6.625%, 08/15/37	45
	Energy Transfer Partners LP,
70	3.600%, 02/01/23	63
100	4.050%, 03/15/25	88
180	4.750%, 01/15/26	166
85	5.150%, 03/15/45	66
150	EnLink Midstream Partners LP, 4.150%, 06/01/25	138
	Enterprise Products Operating LLC,
51	3.700%, 02/15/26	48
75	3.750%, 02/15/25	72
143	3.900%, 02/15/24	140
105	4.050%, 02/15/22	107
60	4.850%, 08/15/42	53
100	4.850%, 03/15/44	89
150	5.200%, 09/01/20	165
149	Exxon Mobil Corp., 3.567%, 03/06/45	141
200	Kerr-McGee Corp., 7.875%, 09/15/31	248
	Kinder Morgan Energy Partners LP,
70	3.500%, 03/01/21	67
65	3.500%, 09/01/23	57
85	3.950%, 09/01/22	80
50	5.000%, 08/15/42	40
90	5.000%, 03/01/43	70
45	5.400%, 09/01/44	37
63	Kinder Morgan, Inc., 5.550%, 06/01/45	52
	Magellan Midstream Partners LP,
150	4.250%, 02/01/21	156
125	5.150%, 10/15/43	119
	Marathon Oil Corp.,
47	3.850%, 06/01/25	42
135	6.600%, 10/01/37	135
45	MPLX LP, 4.000%, 02/15/25	41
	Noble Energy, Inc.,
165	5.250%, 11/15/43	147
57	5.625%, 05/01/21	57
43	5.875%, 06/01/22	43
136	Occidental Petroleum Corp., 3.500%, 06/15/25	136
425	ONEOK Partners LP, 4.900%, 03/15/25	396
	Petrobras Global Finance B.V., (Netherlands),
42	4.375%, 05/20/23	27
118	6.250%, 03/17/24	85
	Petroleos Mexicanos, (Mexico),
117	4.500%, 01/23/26 (e)	107
29	4.875%, 01/18/24	28
155	Phillips 66, 4.875%, 11/15/44	148
	Plains All American Pipeline LP/PAA Finance Corp.,
20	3.650%, 06/01/22	19
132	3.850%, 10/15/23	128
300	4.650%, 10/15/25	301
190	5.750%, 01/15/20	209
	Spectra Energy Capital LLC,
289	3.300%, 03/15/23	259
100	8.000%, 10/01/19	117
15	Spectra Energy Partners LP, 2.950%, 09/25/18	15
	Statoil ASA, (Norway),
63	2.750%, 11/10/21	63
150	3.950%, 05/15/43	140
170	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	188
	Sunoco Logistics Partners Operations LP,
95	5.300%, 04/01/44	77
90	5.350%, 05/15/45	73
240	5.500%, 02/15/20	261
	Talisman Energy, Inc., (Canada),
75	5.850%, 02/01/37	62
75	6.250%, 02/01/38	64
105	Texas Gas Transmission LLC, 4.500%, 02/01/21 (e)	105
171	Total Capital Canada Ltd., (Canada), 2.750%, 07/15/23	164
	Total Capital International S.A., (France),
120	2.700%, 01/25/23	117
100	2.750%, 06/19/21	101
25	2.875%, 02/17/22	25
28	3.750%, 04/10/24	29
145	TransCanada PipeLines Ltd., (Canada), 3.750%, 10/16/23	145
85	Transcanada Trust, (Canada), VAR, 5.625%, 05/20/75	81
	Western Gas Partners LP,
50	3.950%, 06/01/25	47
70	4.000%, 07/01/22	68
	Williams Partners LP,
50	3.600%, 03/15/22	46
115	4.000%, 09/15/25	99
48	4.900%, 01/15/45	36

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
77	5.100%, 09/15/45	59
110	Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/23	102

		10,016

	Total Energy	10,902

Financials — 2.9%
	Banks — 1.2%
200	ABN AMRO Bank N.V., (Netherlands), 2.500%, 10/30/18 (e)	203
	Bank of America Corp.,
167	Series L, 1.950%, 05/12/18	167
65	Series L, 2.250%, 04/21/20	64
190	Series L, 2.600%, 01/15/19	192
375	3.300%, 01/11/23	372
280	3.875%, 03/22/17	289
270	Series L, 3.950%, 04/21/25	263
63	4.100%, 07/24/23	65
150	4.250%, 10/22/26	148
50	5.000%, 01/21/44	53
130	5.625%, 07/01/20	147
80	Series L, 5.650%, 05/01/18	87
200	6.875%, 04/25/18	224
500	7.625%, 06/01/19	589
250	Bank of America N.A., 1.750%, 06/05/18	249
	Bank of Montreal, (Canada),
118	1.800%, 07/31/18	118
40	2.375%, 01/25/19	41
100	2.550%, 11/06/22	98
	Bank of Nova Scotia (The), (Canada),
200	1.700%, 06/11/18	200
150	2.800%, 07/21/21	151
240	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 09/08/19 (e)	240
	Barclays Bank plc, (United Kingdom),
227	3.750%, 05/15/24	230
200	VAR, 7.750%, 04/10/23	214
265	Barclays plc, (United Kingdom), 2.000%, 03/16/18	265
	BB&T Corp.,
83	2.050%, 06/19/18	84
350	2.625%, 06/29/20	355
270	Branch Banking & Trust Co., 3.625%, 09/16/25	270
550	Capital One Bank USA N.A., 3.375%, 02/15/23	535
375	Capital One N.A., 2.350%, 08/17/18	376
	Citigroup, Inc.,
340	1.550%, 08/14/17	340
335	1.750%, 05/01/18	333
110	2.150%, 07/30/18	111
175	2.500%, 09/26/18	177
600	3.300%, 04/27/25	584
97	3.750%, 06/16/24	99
110	4.300%, 11/20/26	109
70	4.400%, 06/10/25	70
125	4.450%, 09/29/27	124
65	4.950%, 11/07/43	68
107	6.675%, 09/13/43	131
200	8.500%, 05/22/19	242
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands),
35	2.125%, 10/13/15	35
120	3.875%, 02/08/22	127
275	4.375%, 08/04/25	275
200	Credit Agricole S.A., (France), VAR, 8.125%, 09/19/33 (e)	218
	Discover Bank,
250	2.000%, 02/21/18	249
250	4.200%, 08/08/23	257
200	DNB Boligkreditt A.S., (Norway), 2.100%, 10/14/15 (e)	200
	Fifth Third Bancorp,
40	2.300%, 03/01/19	40
115	8.250%, 03/01/38	167
	HSBC Bank plc, (United Kingdom),
205	4.125%, 08/12/20 (e)	222
300	4.750%, 01/19/21 (e)	333
800	HSBC Holdings plc, (United Kingdom), 4.250%, 03/14/24	794
267	KeyCorp, 5.100%, 03/24/21	295
200	Lloyds Bank plc, (United Kingdom), 1.750%, 03/16/18	200
200	Lloyds Banking Group plc, (United Kingdom), 4.500%, 11/04/24	201
95	MUFG Americas Holdings Corp., 3.000%, 02/10/25	91
182	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	184
	Royal Bank of Canada, (Canada),
119	2.000%, 10/01/18	121
200	2.200%, 07/27/18	203
33	Royal Bank of Scotland plc (The), (United Kingdom), 6.125%, 01/11/21	38

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
200	Santander UK Group Holdings plc, (United Kingdom), 4.750%, 09/15/25 (e)	198
200	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	200
200	Standard Chartered plc, (United Kingdom), 5.200%, 01/26/24 (e)	200
97	SunTrust Banks, Inc., 2.350%, 11/01/18	98
300	Svenska Handelsbanken AB, (Sweden), 2.400%, 10/01/20	300
400	Swedbank AB, (Sweden), 2.125%, 09/29/17 (e)	404
44	Toronto-Dominion Bank (The), (Canada), 1.625%, 03/13/18	44
	U.S. Bancorp,
200	2.200%, 04/25/19	203
67	4.125%, 05/24/21	73
200	Wachovia Corp., 5.750%, 02/01/18	219
	Wells Fargo & Co.,
145	2.125%, 04/22/19	146
285	2.150%, 01/15/19	287
150	Series N, 2.150%, 01/30/20	150
261	2.600%, 07/22/20	264
75	3.000%, 02/19/25	72
470	3.550%, 09/29/25	470
115	4.300%, 07/22/27	117
55	4.650%, 11/04/44	54
145	5.375%, 11/02/43	160

		16,586

	Capital Markets — 0.6%
	Ameriprise Financial, Inc.,
150	4.000%, 10/15/23	157
50	5.300%, 03/15/20	56
	Bank of New York Mellon Corp. (The),
92	2.100%, 01/15/19	93
151	2.600%, 08/17/20	153
100	4.150%, 02/01/21	109
100	BlackRock, Inc., 6.250%, 09/15/17	110
44	Blackstone Holdings Finance Co. LLC, 4.450%, 07/15/45 (e)	42
250	Credit Suisse, (Switzerland), 1.750%, 01/29/18	250
200	Credit Suisse AG, (Switzerland), 6.500%, 08/08/23 (e)	215
100	Credit Suisse USA, Inc., 7.125%, 07/15/32	132
	Deutsche Bank AG, (Germany),
165	1.875%, 02/13/18	165
300	2.950%, 08/20/20	301
85	6.000%, 09/01/17	92
	Goldman Sachs Group, Inc. (The),
170	2.375%, 01/22/18	172
70	2.550%, 10/23/19	71
273	2.625%, 01/31/19	276
183	2.750%, 09/15/20	184
284	Series 10YR, 3.500%, 01/23/25	280
150	3.625%, 01/22/23	152
121	3.850%, 07/08/24	123
185	4.000%, 03/03/24	190
90	4.800%, 07/08/44	91
70	5.150%, 05/22/45	69
100	7.500%, 02/15/19	117
262	Jefferies Group LLC, 6.875%, 04/15/21	294
150	Macquarie Bank Ltd., (Australia), 4.000%, 07/29/25 (e)	151
80	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	91
	Morgan Stanley,
120	2.375%, 07/23/19	120
70	2.650%, 01/27/20	70
503	2.800%, 06/16/20	506
82	3.750%, 02/25/23	84
320	Series F, 3.875%, 04/29/24	327
166	3.950%, 04/23/27	160
110	4.000%, 07/23/25	113
75	4.300%, 01/27/45	71
700	4.750%, 03/22/17	733
186	5.000%, 11/24/25	198
100	5.550%, 04/27/17	106
500	5.750%, 10/18/16	523
47	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	55
	State Street Corp.,
26	2.550%, 08/18/20	26
36	3.100%, 05/15/23	36
154	3.700%, 11/20/23	161
149	TD Ameritrade Holding Corp., 2.950%, 04/01/22	150
	UBS AG, (Switzerland),
330	2.375%, 08/14/19	331
150	5.750%, 04/25/18	165

		8,071

	Consumer Finance — 0.3%
350	American Express Co., 7.000%, 03/19/18	393

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	American Honda Finance Corp.,
100	2.125%, 10/10/18	101
40	2.250%, 08/15/19	40
150	7.625%, 10/01/18 (e)	175
	Caterpillar Financial Services Corp.,
100	2.850%, 06/01/22	100
121	3.750%, 11/24/23	124
	Ford Motor Credit Co. LLC,
200	Series FXD, 2.145%, 01/09/18	199
248	2.240%, 06/15/18	247
400	2.375%, 01/16/18	401
200	2.375%, 03/12/19	199
200	3.664%, 09/08/24	194
205	4.134%, 08/04/25	204
	General Motors Financial Co., Inc.,
65	2.750%, 05/15/16	66
20	3.250%, 05/15/18	20
165	4.000%, 01/15/25	156
	HSBC USA, Inc.,
125	2.350%, 03/05/20	123
405	2.375%, 11/13/19	404
155	2.750%, 08/07/20	156
	John Deere Capital Corp.,
181	Series FIX, 1.050%, 10/11/16	182
105	2.375%, 07/14/20	106
50	Series 0014, 2.450%, 09/11/20	50
106	5.750%, 09/10/18	118
97	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	97
49	PACCAR Financial Corp., 1.400%, 05/18/18	49
	Synchrony Financial,
215	3.750%, 08/15/21	217
80	4.250%, 08/15/24	80
	Toyota Motor Credit Corp.,
174	2.100%, 01/17/19	176
200	2.625%, 01/10/23	197

		4,574

	Diversified Financial Services — 0.2%
60	Berkshire Hathaway, Inc., 4.500%, 02/11/43	60
	CME Group, Inc.,
100	3.000%, 09/15/22	101
100	3.000%, 03/15/25	98
49	5.300%, 09/15/43	56
	General Electric Capital Corp.,
255	4.375%, 09/16/20	281
200	4.625%, 01/07/21	223
45	5.500%, 01/08/20	52
105	5.625%, 05/01/18	116
150	5.875%, 01/14/38	187
210	6.750%, 03/15/32	285
94	Intercontinental Exchange, Inc., 4.000%, 10/15/23	98
250	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	261
200	Nationwide Building Society, (United Kingdom), 3.900%, 07/21/25 (e)	204
	Shell International Finance B.V., (Netherlands),
290	3.400%, 08/12/23	296
155	4.550%, 08/12/43	156

		2,474

	Insurance — 0.3%
	ACE INA Holdings, Inc.,
200	2.700%, 03/13/23	194
88	3.150%, 03/15/25	86
	Allstate Corp. (The),
61	3.150%, 06/15/23	62
120	5.550%, 05/09/35	140
	American International Group, Inc.,
70	3.875%, 01/15/35	64
256	4.125%, 02/15/24	269
70	4.500%, 07/16/44	69
150	4.800%, 07/10/45	153
	Aon Corp.,
53	3.125%, 05/27/16	54
28	6.250%, 09/30/40	33
115	Berkshire Hathaway Finance Corp., 4.300%, 05/15/43	111
	CNA Financial Corp.,
30	3.950%, 05/15/24	30
100	6.500%, 08/15/16	105
100	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	110
	Lincoln National Corp.,
250	4.200%, 03/15/22	260
25	4.850%, 06/24/21	27
118	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	119
105	MassMutual Global Funding II, 2.100%, 08/02/18 (e)	106
	MetLife, Inc.,
60	4.050%, 03/01/45	56

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
70	4.125%, 08/13/42	67
35	4.721%, 12/15/44	36
350	4.875%, 11/13/43	369
45	6.400%, 12/15/36	49
100	Metropolitan Life Global Funding I, 3.125%, 01/11/16 (e)	101
	New York Life Global Funding,
130	2.100%, 01/02/19 (e)	131
146	2.150%, 06/18/19 (e)	147
50	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	75
300	Pricoa Global Funding I, 2.200%, 05/16/19 (e)	302
100	Progressive Corp. (The), 4.350%, 04/25/44	100
	Prudential Financial, Inc.,
110	5.100%, 08/15/43	117
175	VAR, 5.200%, 03/15/44	172
250	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	333
55	Swiss Re Treasury U.S. Corp., 4.250%, 12/06/42 (e)	52
75	Travelers Property Casualty Corp., 7.750%, 04/15/26	100

		4,199

	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
165	3.450%, 09/15/21	166
40	3.500%, 01/31/23	38
75	4.000%, 06/01/25	73
	Boston Properties LP,
85	3.800%, 02/01/24	86
320	3.850%, 02/01/23	328
125	Brixmor Operating Partnership LP, 3.875%, 08/15/22	126
170	DDR Corp., 3.500%, 01/15/21	173
159	Duke Realty LP, 3.875%, 02/15/21	165
60	Equity Commonwealth, 6.650%, 01/15/18	64
263	ERP Operating LP, 4.625%, 12/15/21	287
	HCP, Inc.,
244	2.625%, 02/01/20	243
30	3.150%, 08/01/22	29
50	3.875%, 08/15/24	49
65	4.200%, 03/01/24	65
58	4.250%, 11/15/23	59
	Health Care REIT, Inc.,
55	3.750%, 03/15/23	55
130	4.000%, 06/01/25	130
91	4.500%, 01/15/24	95
115	Kimco Realty Corp., 3.200%, 05/01/21	116
	Liberty Property LP,
45	3.375%, 06/15/23	44
55	4.400%, 02/15/24	57
113	Prologis LP, 4.250%, 08/15/23	117
	Realty Income Corp.,
100	3.875%, 07/15/24	100
135	4.125%, 10/15/26	138
	Simon Property Group LP,
105	3.500%, 09/01/25	105
17	4.375%, 03/01/21	18
100	6.125%, 05/30/18	111
35	UDR, Inc., 4.000%, 10/01/25	36
	Ventas Realty LP,
59	3.750%, 05/01/24	59
23	4.125%, 01/15/26	23
2	4.375%, 02/01/45	2
	Ventas Realty LP/Ventas Capital Corp.,
80	2.700%, 04/01/20	80
195	4.250%, 03/01/22	203
	Weingarten Realty Investors,
55	3.850%, 06/01/25	55
60	4.450%, 01/15/24	62

		3,557

	Thrifts & Mortgage Finance — 0.0% (g)
335	Abbey National Treasury Services plc, (United Kingdom), 1.650%, 09/29/17	336

	Total Financials	39,797

Health Care — 0.6%
	Biotechnology — 0.1%
	Amgen, Inc.,
120	3.625%, 05/22/24	121
150	3.875%, 11/15/21	158
150	4.100%, 06/15/21	159
	Baxalta, Inc.,
78	3.600%, 06/23/22 (e)	79
100	4.000%, 06/23/25 (e)	100
45	5.250%, 06/23/45 (e)	45
	Biogen, Inc.,
207	3.625%, 09/15/22	209
90	5.200%, 09/15/45	91
	Celgene Corp.,
45	2.875%, 08/15/20	45
55	3.550%, 08/15/22	56

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Biotechnology — continued
132	3.625%, 05/15/24	131
120	3.875%, 08/15/25	120
100	3.950%, 10/15/20	107
	Gilead Sciences, Inc.,
29	3.250%, 09/01/22	29
110	3.650%, 03/01/26	111
185	3.700%, 04/01/24	189
55	4.500%, 02/01/45	53
20	4.600%, 09/01/35	20
65	4.750%, 03/01/46	65
30	4.800%, 04/01/44	30

		1,918

	Health Care Equipment & Supplies — 0.0% (g)
170	Becton, Dickinson and Co., 2.675%, 12/15/19	172
450	Medtronic, Inc., 3.150%, 03/15/22	456

		628

	Health Care Providers & Services — 0.2%
	Aetna, Inc.,
100	3.500%, 11/15/24	99
123	4.750%, 03/15/44	125
	Anthem, Inc.,
60	2.300%, 07/15/18	60
50	4.625%, 05/15/42	50
200	5.850%, 01/15/36	219
94	Cardinal Health, Inc., 3.750%, 09/15/25	95
245	Cigna Corp., 4.000%, 02/15/22	254
	Express Scripts Holding Co.,
110	2.250%, 06/15/19	110
90	3.500%, 06/15/24	89
80	3.900%, 02/15/22	82
175	4.750%, 11/15/21	189
	McKesson Corp.,
72	2.700%, 12/15/22	70
40	2.850%, 03/15/23	39
60	4.883%, 03/15/44	61
100	Medco Health Solutions, Inc., 7.125%, 03/15/18	112
	UnitedHealth Group, Inc.,
50	2.700%, 07/15/20	51
30	2.750%, 02/15/23	30
200	2.875%, 03/15/23	199
42	3.350%, 07/15/22	43
105	3.950%, 10/15/42	99

		2,076

	Life Sciences Tools & Services — 0.0% (g)
227	Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	235

	Pharmaceuticals — 0.3%
	AbbVie, Inc.,
105	1.750%, 11/06/17	105
140	2.900%, 11/06/22	137
152	3.200%, 11/06/22	152
145	3.600%, 05/14/25	143
	Actavis Funding SCS, (Luxembourg),
145	3.000%, 03/12/20	145
277	3.450%, 03/15/22	274
140	3.850%, 06/15/24	137
30	4.750%, 03/15/45	27
40	4.850%, 06/15/44	37
190	Actavis, Inc., 1.875%, 10/01/17	189
200	Allergan, Inc., 2.800%, 03/15/23	186
265	Bristol-Myers Squibb Co., 2.000%, 08/01/22	254
	Forest Laboratories LLC,
100	4.875%, 02/15/21 (e)	108
69	5.000%, 12/15/21 (e)	75
405	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	404
104	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	103
95	Johnson & Johnson, 3.375%, 12/05/23	100
	Merck & Co., Inc.,
315	2.350%, 02/10/22	311
263	2.800%, 05/18/23	261
265	Mylan, Inc., 2.600%, 06/24/18	265
132	Novartis Capital Corp., 3.400%, 05/06/24	137
200	Perrigo Finance plc, (Ireland), 3.500%, 12/15/21	197
200	Pfizer, Inc., 6.200%, 03/15/19	228
26	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.950%, 12/18/22	25
130	Teva Pharmaceutical Finance IV LLC, 2.250%, 03/18/20	127
19	Zoetis, Inc., 1.875%, 02/01/18	19

		4,146

	Total Health Care	9,003

Industrials — 0.6%
	Aerospace & Defense — 0.1%
50	Boeing Co. (The), 6.625%, 02/15/38	67
	Honeywell International, Inc.,
139	3.350%, 12/01/23	145

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Aerospace & Defense — continued
100	4.250%, 03/01/21	111
	Lockheed Martin Corp.,
55	3.800%, 03/01/45	50
200	4.250%, 11/15/19	218
95	Northrop Grumman Corp., 3.850%, 04/15/45	85
150	Precision Castparts Corp., 4.200%, 06/15/35	151
40	Textron, Inc., 3.875%, 03/01/25	40
	United Technologies Corp.,
130	4.150%, 05/15/45	126
180	5.400%, 05/01/35	203

		1,196

	Airlines — 0.1%
32	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	33
85	Air Canada 2015-1 Class A Pass-Through Trust, (Canada), 3.600%, 03/15/27 (e)	82
16	American Airlines 2011-1 Class A Pass-Through Trust, Series A, 5.250%, 01/31/21	17
347	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	371
81	Continental Airlines 2007-1 Class A Pass-Through Trust, Series 071A, 5.983%, 04/19/22	89
87	Delta Air Lines 2007-1 Class A Pass-Through Trust, Series 071A, 6.821%, 08/10/22	101
13	Delta Air Lines 2010-2 Class A Pass-Through Trust, Series 2A, 4.950%, 05/23/19	13
11	Delta Air Lines 2011-1 Class A Pass-Through Trust, Series A, 5.300%, 04/15/19	12
38	Northwest Airlines 2007-1 Class A Pass-Through Trust, Series 07-1, 7.027%, 11/01/19	42
61	U.S. Airways 2013-1 Class A Pass-Through Trust, 3.950%, 11/15/25	61

		821

	Commercial Services & Supplies — 0.0% (g)
	Republic Services, Inc.,
150	5.500%, 09/15/19	168
100	6.086%, 03/15/35	116
	Waste Management, Inc.,
37	4.600%, 03/01/21	41
100	4.750%, 06/30/20	111

		436

	Electrical Equipment — 0.0% (g)
160	Eaton Corp., 4.000%, 11/02/32	154

	Industrial Conglomerates — 0.1%
	Danaher Corp.,
61	3.900%, 06/23/21	65
100	5.400%, 03/01/19	112
	General Electric Co.,
400	2.700%, 10/09/22	401
175	3.375%, 03/11/24	181
35	4.125%, 10/09/42	35
205	4.500%, 03/11/44	212
	Koninklijke Philips N.V., (Netherlands),
120	3.750%, 03/15/22	122
40	5.750%, 03/11/18	44

		1,172

	Machinery — 0.0% (g)
115	Caterpillar, Inc., 4.300%, 05/15/44	112
240	Illinois Tool Works, Inc., 3.500%, 03/01/24	245

		357

	Road & Rail — 0.3%
	Burlington Northern Santa Fe LLC,
100	3.050%, 09/01/22	100
605	4.100%, 06/01/21	647
85	4.150%, 04/01/45	79
45	4.700%, 09/01/45	45
50	4.900%, 04/01/44	52
200	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	263
	Canadian Pacific Railway Co., (Canada),
150	4.800%, 09/15/35	153
63	7.125%, 10/15/31	79
125	7.250%, 05/15/19	147
150	CSX Corp., 7.375%, 02/01/19	175
	ERAC USA Finance LLC,
40	2.800%, 11/01/18 (e)	41
350	3.850%, 11/15/24 (e)	355
35	4.500%, 08/16/21 (e)	38
150	JB Hunt Transport Services, Inc., 3.300%, 08/15/22	151
391	Norfolk Southern Corp., 4.837%, 10/01/41	394
35	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.500%, 06/15/19 (e)	35
	Ryder System, Inc.,
83	2.450%, 09/03/19	83
113	2.500%, 05/11/20	112
43	3.500%, 06/01/17	45

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
20	3.600%, 03/01/16	20
	Union Pacific Corp.,
150	3.750%, 03/15/24	158
300	4.750%, 12/15/43	322

		3,494

	Trading Companies & Distributors — 0.0% (g)
272	International Lease Finance Corp., 3.875%, 04/15/18	271
113	WW Grainger, Inc., 4.600%, 06/15/45	119

		390

	Total Industrials	8,020

Information Technology — 0.4%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
272	2.900%, 03/04/21	279
150	3.500%, 06/15/25	155
	Harris Corp.,
30	2.700%, 04/27/20	30
40	3.832%, 04/27/25	39
75	5.054%, 04/27/45	72
213	QUALCOMM, Inc., 4.800%, 05/20/45	187

		762

	Electronic Equipment, Instruments & Components — 0.0% (g)
	Arrow Electronics, Inc.,
100	4.500%, 03/01/23	102
150	6.000%, 04/01/20	166

		268

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
131	2.600%, 07/15/22	121
311	2.875%, 08/01/21	303

		424

	IT Services — 0.1%
	International Business Machines Corp.,
240	3.375%, 08/01/23	244
100	3.625%, 02/12/24	103
130	7.000%, 10/30/25	167
	Xerox Corp.,
150	5.625%, 12/15/19	166
100	6.350%, 05/15/18	111

		791

	Semiconductors & Semiconductor Equipment — 0.0% (g)
	Intel Corp.,
98	2.450%, 07/29/20	99
120	4.900%, 07/29/45	124
	Texas Instruments, Inc.,
92	2.375%, 05/16/16	93
197	2.750%, 03/12/21	201

		517

	Software — 0.1%
	Microsoft Corp.,
125	2.375%, 02/12/22	125
100	2.375%, 05/01/23	98
75	3.500%, 11/15/42	67
133	3.625%, 12/15/23	141
160	3.750%, 05/01/43	147
125	3.750%, 02/12/45	115
	Oracle Corp.,
145	2.500%, 05/15/22	143
70	2.800%, 07/08/21	71
56	3.625%, 07/15/23	58
185	4.500%, 07/08/44	187
200	5.750%, 04/15/18	221

		1,373

	Technology Hardware, Storage & Peripherals — 0.1%
	Apple, Inc.,
126	2.850%, 05/06/21	129
256	3.200%, 05/13/25	257
230	3.450%, 02/09/45	195
95	3.850%, 05/04/43	87
182	EMC Corp., 3.375%, 06/01/23	181

		849

	Total Information Technology	4,984

Materials — 0.2%
	Chemicals — 0.1%
	Agrium, Inc., (Canada),
22	3.375%, 03/15/25	21
120	4.125%, 03/15/35	106
100	6.125%, 01/15/41	113
80	CF Industries, Inc., 4.950%, 06/01/43	73
38	Dow Chemical Co. (The), 4.125%, 11/15/21	40
89	E.I. du Pont de Nemours & Co., 4.150%, 02/15/43	84
125	LYB International Finance B.V., (Netherlands), 4.875%, 03/15/44	118
	Mosaic Co. (The),
100	4.250%, 11/15/23	101
166	5.625%, 11/15/43	175

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
250	Potash Corp. of Saskatchewan, Inc., (Canada), 3.625%, 03/15/24	248
300	Praxair, Inc., 2.200%, 08/15/22	287
150	Union Carbide Corp., 7.750%, 10/01/96	185

		1,551

	Construction Materials — 0.0% (g)
200	CRH America, Inc., 3.875%, 05/18/25 (e)	200

	Metals & Mining — 0.1%
50	Barrick Gold Corp., (Canada), 5.250%, 04/01/42	39
104	BHP Billiton Finance USA Ltd., (Australia), 5.000%, 09/30/43	105
	Freeport-McMoRan, Inc.,
250	3.550%, 03/01/22	188
171	3.875%, 03/15/23	127
465	4.550%, 11/14/24	347
12	5.450%, 03/15/43	8
	Glencore Finance Canada Ltd., (Canada),
86	4.250%, 10/25/22 (e)	68
60	5.550%, 10/25/42 (e)	44
	Glencore Funding LLC,
50	4.000%, 04/16/25 (e)	39
75	4.625%, 04/29/24 (e)	56
	Nucor Corp.,
127	4.000%, 08/01/23	129
80	5.200%, 08/01/43	82
	Rio Tinto Finance USA Ltd., (Australia),
100	3.750%, 06/15/25	97
100	4.125%, 05/20/21	105
85	Teck Resources Ltd., (Canada), 3.750%, 02/01/23	52
105	Vale S.A., (Brazil), 5.625%, 09/11/42	73

		1,559

	Paper & Forest Products — 0.0% (g)
150	International Paper Co., 3.800%, 01/15/26	148

	Total Materials	3,458

Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.4%
	AT&T, Inc.,
800	3.000%, 02/15/22	785
294	3.000%, 06/30/22	287
145	3.400%, 05/15/25	138
410	4.300%, 12/15/42	352
105	4.450%, 05/15/21	112
85	4.800%, 06/15/44	79
	British Telecommunications plc, (United Kingdom),
250	1.250%, 02/14/17	250
100	9.625%, 12/15/30	149
100	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	113
55	Orange S.A., (France), 5.500%, 02/06/44	60
40	SES GLOBAL Americas Holdings GP, 2.500%, 03/25/19 (e)	40
102	Telefonica Emisiones S.A.U., (Spain), 5.134%, 04/27/20	113
	Verizon Communications, Inc.,
155	2.450%, 11/01/22	146
300	3.500%, 11/01/24	295
79	3.850%, 11/01/42	65
209	4.150%, 03/15/24	216
130	4.500%, 09/15/20	141
238	4.522%, 09/15/48	209
93	4.672%, 03/15/55	80
706	4.862%, 08/21/46	662
100	5.050%, 03/15/34	100
350	5.150%, 09/15/23	387
12	6.400%, 09/15/33	14

		4,793

	Wireless Telecommunication Services — 0.0% (g)
100	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20	111
	Vodafone Group plc, (United Kingdom),
125	5.625%, 02/27/17	132
50	6.150%, 02/27/37	54

		297

	Total Telecommunication Services	5,090

Utilities — 1.0%
	Electric Utilities — 0.7%
	Alabama Power Co.,
61	Series 13-A, 3.550%, 12/01/23	63
200	3.850%, 12/01/42	183
50	4.150%, 08/15/44	48
100	Appalachian Power Co., 4.600%, 03/30/21	109
150	Arizona Public Service Co., 4.500%, 04/01/42	156
	Baltimore Gas & Electric Co.,
65	2.800%, 08/15/22	64
170	3.350%, 07/01/23	173
	DTE Electric Co.,
140	3.375%, 03/01/25	144
250	Series G, 5.600%, 06/15/18	276

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
80	Duke Energy Carolinas LLC, 4.300%, 06/15/20	88
	Duke Energy Corp.,
177	3.050%, 08/15/22	176
150	3.550%, 09/15/21	156
30	3.750%, 04/15/24	31
310	5.050%, 09/15/19	342
	Duke Energy Progress LLC,
150	4.100%, 03/15/43	148
55	4.150%, 12/01/44	55
85	4.200%, 08/15/45	86
	Electricite de France S.A., (France),
80	2.150%, 01/22/19 (e)	81
35	4.875%, 01/22/44 (e)	37
100	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	110
140	Entergy Arkansas, Inc., 3.750%, 02/15/21	149
105	Entergy Corp., 4.000%, 07/15/22	108
80	FirstEnergy Solutions Corp., 6.800%, 08/15/39	80
100	Florida Power & Light Co., 4.050%, 10/01/44	100
35	Great Plains Energy, Inc., 4.850%, 06/01/21	38
300	Indiana Michigan Power Co., 7.000%, 03/15/19	347
	ITC Holdings Corp.,
135	3.650%, 06/15/24	135
114	6.050%, 01/31/18 (e)	125
115	Jersey Central Power & Light Co., 4.300%, 01/15/26 (e)	115
200	Kansas City Power & Light Co., 5.300%, 10/01/41	218
55	Kansas City, Gas & Electric Co., 4.300%, 07/15/44 (e)	56
	Kentucky Utilities Co.,
50	3.300%, 10/01/25	51
40	4.375%, 10/01/45	41
	Louisville Gas & Electric Co.,
24	Series 25, 3.300%, 10/01/25	24
20	4.375%, 10/01/45	21
42	Mississippi Power Co., Series 12-A, 4.250%, 03/15/42	36
	Nevada Power Co.,
34	5.450%, 05/15/41	39
50	6.500%, 08/01/18	57
253	NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	255
60	Oklahoma Gas & Electric Co., 4.550%, 03/15/44	62
	Oncor Electric Delivery Co. LLC,
115	2.150%, 06/01/19	115
12	2.950%, 04/01/25 (e)	11
	Pacific Gas & Electric Co.,
75	3.250%, 06/15/23	75
195	3.400%, 08/15/24	196
94	3.500%, 06/15/25	95
80	3.850%, 11/15/23	84
70	4.300%, 03/15/45	69
80	4.750%, 02/15/44	84
250	6.050%, 03/01/34	302
245	PacifiCorp, 2.950%, 02/01/22	246
400	PECO Energy Co., 4.800%, 10/15/43	440
200	Pennsylvania Electric Co., 6.050%, 09/01/17	217
	PPL Capital Funding, Inc.,
55	3.500%, 12/01/22	56
60	4.200%, 06/15/22	63
75	4.700%, 06/01/43	75
180	Series A, VAR, 6.700%, 03/30/67	153
	PPL Electric Utilities Corp.,
104	4.125%, 06/15/44	103
42	4.750%, 07/15/43	46
15	PPL WEM Ltd./Western Power Distribution Ltd., (United Kingdom), 5.375%, 05/01/21 (e)	17
	Progress Energy, Inc.,
130	3.150%, 04/01/22	130
117	4.400%, 01/15/21	126
150	Public Service Co. of Colorado, 2.500%, 03/15/23	146
30	Public Service Co. of New Hampshire, 3.500%, 11/01/23	31
83	Public Service Electric & Gas Co., 3.000%, 05/15/25	83
41	Sierra Pacific Power Co., Series T, 3.375%, 08/15/23	42
6	South Carolina Electric & Gas Co., 4.500%, 06/01/64	6
	Southern California Edison Co.,
55	Series 14-B, 1.125%, 05/01/17	55
160	Series B, 2.400%, 02/01/22	158
80	Series C, 3.600%, 02/01/45	74
40	4.500%, 09/01/40	42
66	4.650%, 10/01/43	71

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
100	6.650%, 04/01/29	128
294	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	261
200	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	241
180	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/25 (e)	181
	Virginia Electric & Power Co.,
150	2.750%, 03/15/23	149
150	2.950%, 01/15/22	151
21	3.450%, 02/15/24	21
75	4.000%, 01/15/43	74
	Wisconsin Electric Power Co.,
150	1.700%, 06/15/18	150
165	3.100%, 06/01/25	166
	Xcel Energy, Inc.,
95	3.300%, 06/01/25	94
95	4.700%, 05/15/20	103

		9,713

	Gas Utilities — 0.0% (g)
86	CenterPoint Energy Resources Corp., 4.500%, 01/15/21	92
	DCP Midstream Operating LP,
50	2.700%, 04/01/19	45
6	3.875%, 03/15/23	5
	Dominion Gas Holdings LLC,
70	2.500%, 12/15/19	70
44	3.600%, 12/15/24	44
200	Southern California Gas Co., 3.200%, 06/15/25	204

		460

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
100	2.950%, 01/15/20	101
94	5.750%, 10/01/41	96
90	Oglethorpe Power Corp., 4.550%, 06/01/44	89
	PSEG Power LLC,
25	4.300%, 11/15/23	25
188	5.125%, 04/15/20	208
	Southern Power Co.,
55	5.150%, 09/15/41	55
35	5.250%, 07/15/43	36
70	Tri-State Generation & Transmission Association, Inc., 4.700%, 11/01/44	72

		682

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
200	5.250%, 08/15/19	219
18	5.875%, 03/15/41	21
	Berkshire Hathaway Energy Co.,
75	3.500%, 02/01/25	75
95	4.500%, 02/01/45	94
100	5.750%, 04/01/18	110
	Consolidated Edison Co. of New York, Inc.,
85	4.625%, 12/01/54	85
100	Series 08-B, 6.750%, 04/01/38	133
165	Dominion Resources, Inc., 4.700%, 12/01/44	164
195	Dominion Resources, Inc./VA, 3.900%, 10/01/25	197
61	DTE Energy Co., Series F, 3.850%, 12/01/23	64
	NiSource Finance Corp.,
150	4.800%, 02/15/44	155
5	5.650%, 02/01/45	5
55	5.800%, 02/01/42	64
120	6.125%, 03/01/22	140
215	Puget Sound Energy, Inc., Series A, VAR, 6.974%, 06/01/67	184
	Sempra Energy,
80	2.400%, 03/15/20	80
144	4.050%, 12/01/23	150
100	9.800%, 02/15/19	124

		2,064

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
240	3.850%, 03/01/24	253
100	6.593%, 10/15/37	131

		384

	Total Utilities	13,303

	Total Corporate Bonds (Cost $110,123)	110,307

Foreign Government Securities — 0.1%
20	Republic of Peru, (Peru), 5.625%, 11/18/50	21
50	Republic of Poland, (Poland), 4.000%, 01/22/24	53
200	Republic of Turkey, (Turkey), 5.750%, 03/22/24	207
	United Mexican States, (Mexico),
86	4.000%, 10/02/23	88
143	5.550%, 01/21/45	146

	Total Foreign Government Securities (Cost $498)	515

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 19.6% (b)
3,642	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	28,004
693	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	13,077
1,693	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	12,460
9,792	JPMorgan High Yield Fund, Class R6 Shares	69,425
3,504	JPMorgan Intrepid International Fund, Institutional Class Shares	65,560
941	JPMorgan Mid Cap Equity Fund, Class R6 Shares	40,815
3,117	JPMorgan Realty Income Fund, Institutional Class Shares	41,704

	Total Investment Companies (Cost $268,816)	271,045

PRINCIPAL AMOUNT($)
Mortgage Pass-Through Securities — 1.4%
36	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.500%, 02/01/24	39
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
254	4.500%, 05/01/41	277
155	5.500%, 02/01/39	174
184	6.000%, 08/01/36 - 12/01/36	210
3	7.000%, 02/01/26	3
8	7.500%, 05/01/26 - 08/01/27	9
4	8.000%, 04/01/25 - 05/01/25	5
6	8.500%, 07/01/26	7
– (h)	Federal Home Loan Mortgage Corp. Gold Pools, Other, 7.000%, 03/01/16	—	(h)
	Federal National Mortgage Association, 15 Year, Single Family,
9	4.500%, 05/01/19	10
12	5.000%, 10/01/19	12
90	6.000%, 10/01/19 - 01/01/24	97
125	Federal National Mortgage Association, 20 Year, Single Family, 5.500%, 02/01/28	139
	Federal National Mortgage Association, 30 Year, Single Family,
197	6.000%, 12/01/32 - 04/01/35	225
225	6.500%, 02/01/26 - 10/01/38	259
126	7.000%, 03/01/26 - 11/01/38	146
4	7.500%, 11/01/26	4
25	8.000%, 11/01/22 - 06/01/24	27
3	8.500%, 11/01/18	3
12	9.000%, 08/01/24	13
	Federal National Mortgage Association, Other,
142	VAR, 0.542%, 01/01/23	142
228	VAR, 0.562%, 05/01/24	228
200	1.735%, 05/01/20	202
400	2.010%, 06/01/20	407
191	2.350%, 05/01/23	193
360	2.395%, 01/01/22	369
341	2.400%, 12/01/22 - 07/01/23	345
239	2.410%, 01/01/23	242
400	2.450%, 11/01/22	406
136	2.490%, 10/01/17	139
250	2.520%, 05/01/23	254
191	2.530%, 03/01/23	195
700	2.590%, 11/01/21	725
1,027	2.680%, 05/01/23 - 05/01/25	1,043
192	2.703%, 04/01/23	197
600	2.810%, 04/01/25	603
236	2.840%, 06/01/22	246
94	2.900%, 06/01/22	99
1,193	3.030%, 12/01/21 - 04/01/30	1,204
146	3.050%, 10/01/20	155
600	3.100%, 09/01/25	615
98	3.110%, 10/01/21	104
400	3.180%, 09/01/30	426
600	3.320%, 05/01/24	641
200	3.370%, 11/01/20	214
700	3.380%, 01/01/18 - 12/01/23	739
296	3.450%, 11/01/23	317
200	3.480%, 12/01/20	215
581	3.500%, 05/01/43 - 06/01/43	608
294	3.540%, 11/01/21	319
146	3.590%, 10/01/20	157
500	3.690%, 11/01/23	542
138	3.700%, 12/01/20	149
939	3.743%, 06/01/18	995
389	3.760%, 08/01/23	423
185	3.804%, 05/01/22	200
232	3.810%, 01/01/19	249
400	3.860%, 11/01/23	439
488	3.940%, 12/01/25	538
322	4.000%, 07/01/42	348
400	4.040%, 10/01/20	439
485	4.295%, 06/01/21	538
282	4.330%, 04/01/21	314
232	4.369%, 02/01/20	256

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
284	4.640%, 01/01/21	318
173	4.770%, 06/01/19	191
	Government National Mortgage Association II, 30 Year, Single Family,
2	8.000%, 07/20/28	2
24	8.500%, 09/20/25	28
	Government National Mortgage Association, 30 Year, Single Family,
34	6.500%, 01/15/24 - 03/15/28	39
91	7.000%, 04/15/24 - 05/15/26	95
16	7.500%, 06/15/25 - 05/15/26	17
14	8.000%, 04/15/24 - 09/15/27	16
23	8.500%, 06/15/22 - 12/15/22	24
1	10.000%, 07/15/18	1

	Total Mortgage Pass-Through Securities (Cost $18,961)	19,569

Municipal Bonds — 0.0% (t) (g)
	New York — 0.0% (g)
35	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	43
150	Port Authority of New York & New Jersey, Consolidated, Series 164, Rev., 5.647%, 11/01/40	178

		221

	Ohio — 0.0% (g)
210	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	279

	Total Municipal Bonds (Cost $395)	500

Preferred Securities — 0.2% (x)
Financials — 0.2%
	Banks — 0.1%
200	Intesa Sanpaolo S.p.A., (Italy), VAR, 7.700%, 09/17/25 (e)	195
200	Lloyds Banking Group plc, (United Kingdom), VAR, 7.500%, 06/27/24	204
200	Societe Generale S.A., (France), VAR, 8.000%, 09/29/25 (e)	197
	Bank of America Corp.,
115	Series AA, VAR, 6.100%, 03/17/25	112
180	Series V, VAR, 5.125%, 06/17/19	176
	Citigroup, Inc.,
202	Series M, VAR, 6.300%, 05/15/24	195
100	Series P, VAR, 5.950%, 05/15/25	94
75	PNC Financial Services Group, Inc. (The), Series R, VAR, 4.850%, 06/01/23	70
124	Wells Fargo & Co., Series U, VAR, 5.875%, 06/15/25	127

		1,370

	Capital Markets — 0.1%
245	Bank of New York Mellon Corp. (The), Series E, VAR, 4.950%, 06/20/20	241
185	State Street Corp., Series F, VAR, 5.250%, 09/15/20	185
	Morgan Stanley,
130	Series H, VAR, 5.450%, 07/15/19	128
150	Series J, VAR, 5.550%, 07/15/20	148
	Goldman Sachs Group, Inc. (The),
165	Series L, VAR, 5.700%, 05/10/19	164
170	Series M, VAR, 5.375%, 05/10/20	166

		1,032

	Diversified Financial Services — 0.0% (g)
100	General Electric Capital Corp., Series B, VAR, 6.250%, 12/15/22	108

	Insurance — 0.0% (g)
240	MetLife, Inc., Series C, VAR, 5.250%, 06/15/20	238

	Total Preferred Securities (Cost $2,792)	2,748

Supranational — 0.0% (g)
64	Corp. Andina de Fomento, 3.750%, 01/15/16 (Cost $64)	65

U.S. Government Agency Securities — 0.0% (g)
	Tennessee Valley Authority,
74	1.750%, 10/15/18	75
44	4.625%, 09/15/60	48
65	5.250%, 09/15/39	81

	Total U.S. Government Agency Securities (Cost $182)	204

U.S. Treasury Obligations — 4.4%
	U.S. Treasury Bonds,
60	3.000%, 05/15/45	61
3,000	5.375%, 02/15/31	4,164
3,000	U.S. Treasury Coupon STRIPS, 7.082%, 08/15/16 (n)	2,991
1,250	U.S. Treasury Inflation Indexed Notes, 0.250%, 01/15/25	1,207
	U.S. Treasury Notes,
6,000	0.250%, 05/15/16	6,000

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
7,862	0.375%, 01/31/16 (k)	7,869
5,000	0.625%, 11/30/17	4,991
3,000	0.875%, 07/31/19	2,967
4,000	1.000%, 11/30/19	3,960
2,000	1.125%, 12/31/19	1,988
6,000	1.375%, 11/30/15	6,013
4,000	1.625%, 04/30/19	4,073
4,000	2.000%, 08/31/21	4,089
4,000	2.000%, 02/15/22	4,080
2,000	3.000%, 02/28/17	2,071
600	3.125%, 10/31/16	618
3,000	3.250%, 03/31/17	3,123

	Total U.S. Treasury Obligations (Cost $59,247)	60,265

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
– (h)	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $–)	—

PRINCIPAL AMOUNT($)
Short-Term Investments— 2.4%
	U.S. Treasury Obligations— 0.00%
	U.S. Treasury Bills,
70	0.062%, 11/12/15 (n)	70
50	0.101%, 01/21/16 (n)	50
85	0.204%, 04/28/16 (k) (n)	85

	Total U.S. Treasury Obligations	205

SHARES
	Investment Company — 2.4%
33,283	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l)	33,283

	Total Short-Term Investments (Cost $33,488)	33,488

	Total Investments — 99.6% (Cost $1,293,542)	1,376,613
	Other Assets in Excess of Liabilities — 0.4% (c)	5,444

	NET ASSETS — 100.0%	$1,382,057

Percentages indicated are based on net assets.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	82.1%
United Kingdom	2.7
Japan	1.9
Switzerland	1.8
France	1.1
Others (each less than 1.0%)	8.0
Short-Term Investments	2.4

*	Percentages indicated are based on total investments as of September 30, 2015.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
137	TOPIX Index	12/10/15	JPY	$16,119	$(544)
142	10 Year Australian Government Bond	12/15/15	AUD	12,899	58
502	Dow Jones Euro STOXX 50 Index	12/18/15	EUR	17,338	(450)
30	E-mini Russell 2000	12/18/15	USD	3,288	(36)
28	E-mini S&P 500	12/18/15	USD	2,672	(50)
160	10 Year U.S. Treasury Note	12/21/15	USD	20,598	173
29	U.S. Treasury Long Bond	12/21/15	USD	4,563	16
14	2 Year U.S. Treasury Note	12/31/15	USD	3,066	1
22	5 Year U.S. Treasury Note	12/31/15	USD	2,651	9

	Short Futures Outstanding
(52)	S&P/Toronto Stock Exchange 60 Index	12/17/15	CAD	(6,079)	33
(189)	10 Year Canadian Government Bond	12/18/15	CAD	(20,081)	297
(106)	E-mini S&P 500	12/18/15	USD	(10,116)	219
(102)	FTSE 100 Index	12/18/15	GBP	(9,287)	111
(47)	10 Year U.S. Treasury Note	12/21/15	USD	(6,050)	(42)
(20)	U.S. Ultra Bond	12/21/15	USD	(3,208)	8

					$(197)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
240	GBP
328	for EUR	Societe Generale	11/27/15	$367	#	$362	$(5)

2,538	AUD	BNP Paribas	11/27/15	$1,825		$1,776	$(49)

572	CHF	Barclays Bank plc	11/27/15	596		588	(8)
827	CHF	Morgan Stanley	11/27/15	845		850	5

4,968	DKK	Deutsche Bank AG	11/27/15	768		745	(23)

285	EUR	Deutsche Bank AG	11/27/15	321		318	(3)
1,295	EUR	Goldman Sachs International	11/27/15	1,459		1,449	(10)
2,152	EUR	Standard Chartered Bank	11/27/15	2,480		2,407	(73)
165	EUR	Union Bank of Switzerland AG	11/27/15	185		185	— (h)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
305	GBP	Merrill Lynch International	11/27/15	$467		$461	$(6)

123,328	JPY	Goldman Sachs International	11/27/15	1,030		1,029	(1)
21,100	JPY	HSBC Bank, N.A.	11/27/15	176		176	— (h)
78,608	JPY	Morgan Stanley	11/27/15	653		656	3

8,336	SEK	Deutsche Bank AG	11/27/15	1,004		997	(7)

1,040	SGD	BNP Paribas	11/27/15	741		729	(12)

				$12,917		$12,728	$(189)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
198	AUD	Goldman Sachs International	11/27/15	$138	$138	$—	(h)

1,074	CHF	Deutsche Bank AG	11/27/15	1,145	1,104	41
431	CHF	Goldman Sachs International	11/27/15	449	443	6

214	EUR	Goldman Sachs International	11/27/15	240	240	—	(h)
943	EUR	HSBC Bank, N.A.	11/27/15	1,065	1,054	11
304	EUR	Morgan Stanley	11/27/15	344	340	4

2,927	GBP	BNP Paribas	11/27/15	4,613	4,426	187
892	GBP	Goldman Sachs International	11/27/15	1,362	1,349	13
555	GBP	Societe Generale	11/27/15	843	840	3
140	GBP	Westpac Banking Corp.	11/27/15	219	211	8

124,718	JPY	Morgan Stanley	11/27/15	1,042	1,041	1
12,326	JPY	Standard Chartered Bank	11/27/15	103	103	—	(h)

1,697	NOK	Deutsche Bank AG	11/27/15	207	199	8

				$11,770	$11,488	$282

#

For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at September 30, 2015 of the currency being sold, and the value at September 30, 2015 is the U.S. dollar market value of the currency being purchased.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2015. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2015.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2015.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares, number of rights, number of warrants or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded data, next put date or final maturity date.
(x)	—	Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of September 30, 2015.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $157,761,000 and 11.5%, respectively.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,084
Aggregate gross unrealized depreciation	(60,013)

Net unrealized appreciation/depreciation	$83,071

Federal income tax cost of investments	$1,293,542

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at September 30, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$92,939	$22,343	$65		$115,347
Consumer Staples	29,337	14,519	—		43,856
Energy	32,296	6,111	—		38,407
Financials	113,727	40,645	—		154,372
Health Care	85,765	17,148	—	(a)	102,913
Industrials	52,259	17,935	—		70,194
Information Technology	121,713	15,970	—		137,683
Materials	17,164	9,677	—		26,841
Telecommunication Services	5,525	4,859	—		10,384
Utilities	13,495	3,705	—		17,200

Total Common Stocks	564,220	152,912	65		717,197

Preferred Stock
Consumer Staples	—	1,422	—		1,422
Debt Securities
Asset-Backed Securities	—	12,386	41,686		54,072
Collateralized Mortgage Obligations
Agency CMO	—	77,089	—		77,089
Non-Agency CMO	—	18,064	42		18,106

Total Collateralized Mortgage Obligations	—	95,153	42		95,195

Commercial Mortgage-Backed Securities	—	9,441	580		10,021
Corporate Bonds
Consumer Discretionary	—	8,145	—		8,145
Consumer Staples	—	7,605	—		7,605
Energy	—	10,902	—		10,902
Financials	—	39,797	—		39,797
Health Care	—	9,003	—		9,003
Industrials	—	8,020	—		8,020
Information Technology	—	4,984	—		4,984
Materials	—	3,458	—		3,458
Telecommunication Services	—	5,090	—		5,090
Utilities	—	13,303	—		13,303

Total Corporate Bonds	—	110,307	—		110,307

Foreign Government Securities	—	515	—		515
Mortgage Pass-Through Securities	—	19,569	—		19,569
Municipal Bonds	—	500	—		500

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Securities
Financials	$—	$2,748	$—		$2,748
Supranational	—	65	—		65
U.S. Government Agency Securities	—	204	—		204
U.S. Treasury Obligations	—	60,265	—		60,265
Warrant
Financials	—	—	—	(a)	— (a)
Short-Term Investments
U.S. Treasury Obligations	—	205	—		205
Investment Company	33,283	—	—		33,283

Total Short-Term Investments	33,283	205	—		33,488

Investment Companies	271,045	—	—		271,045

Total Investments in Securities	$868,548	$465,692	$42,373		$1,376,613

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$290	$—		$290
Futures Contracts	925	—	—		925

Total Appreciation in Other Financial Instruments	$925	$290	—		$1,215

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	(197)	$—		$(197)
Futures Contracts	(1,122)	—	—		(1,122)

Total Depreciation in Other Financial Instruments	$(1,122)	$(197)	$—		$(1,319)

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of June 30, 2015		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2015
Investments in Securities
Asset-Backed Securities	$40,519		$—	$(111)	$45	$4,804	$(2,052)	$—	$(1,519)	$41,686
Collateralized Mortgage Obligations - Non-Agency CMO	54		—	— (a)	—	—	(12)	—	—	42
Commercial Mortgage-Backed Securities	611		—	4	(17)	—	(18)	—	—	580
Common Stocks - Consumer Discretionary	304		—	(41)	—	—	—	106	(304)	65
Common Stocks - Health Care	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrant - Financials	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$41,488		$—	$(148)	$28	$4,804	$(2,082)	$106	$(1,823)	$42,373

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(140,300).

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in thousands)

	Fair Value at September 30, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$65		Market Approach	Discount for lack of marketability (a)	20% (N/A)
	—	(b)	Mergers and Acquisitions	Discount for potential outcome	100% (N/A)

Common Stocks	65
	41,686		Discounted Cash Flow	Constant Prepayment Rate	0% – 10.00% (3.57%)
				Constant Default Rate	2.00% – 36.00% (6.29%)
				Yield (Discount Rate of Cash Flows)	1.49% – 8.50% (4.44%)

Asset-Backed Securities	41,686
	513		Discounted Cash Flow	Constant Prepayment Rate	0.00 – 100.00% (5.67%)
				Yield (Discount Rate of Cash Flows)	(8.86)% – 5.06% (4.04%)

Commercial Mortgage-Backed Securities	513

Total	$42,264

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At September 30, 2015, the value of these investments was approximately $109,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Value is zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used instruments including futures and forward foreign currency exchange contracts in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives are also used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund, tailor lettering for notes used.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

(1). Futures Contracts — The Fund used treasury, index or other financial futures contracts to gain or reduce exposure to the stock and bond markets, maintain liquidity and minimize transactions costs. The Fund also bought futures contracts to immediately invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

As of September 30, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.8%
	Consumer Discretionary — 24.2%
	Automobiles — 1.7%
23	Tesla Motors, Inc. (a)	5,707

	Hotels, Restaurants & Leisure — 4.2%
250	Starbucks Corp.	14,217

	Household Durables — 1.6%
57	Harman International Industries, Inc.	5,457

	Internet & Catalog Retail — 10.8%
34	Amazon.com, Inc. (a)	17,450
81	Netflix, Inc. (a)	8,364
9	Priceline Group, Inc. (The) (a)	11,089

		36,903

	Specialty Retail — 4.2%
126	Home Depot, Inc. (The)	14,528

	Textiles, Apparel & Luxury Goods — 1.7%
114	lululemon athletica, Inc., (Canada) (a)	5,754

	Total Consumer Discretionary	82,566

	Consumer Staples — 2.6%
	Food & Staples Retailing — 2.6%
90	CVS Health Corp.	8,729

	Energy — 3.7%
	Energy Equipment & Services — 1.3%
65	Schlumberger Ltd.	4,469

	Oil, Gas & Consumable Fuels — 2.4%
67	Pioneer Natural Resources Co.	8,153

	Total Energy	12,622

	Financials — 4.1%
	Capital Markets — 4.1%
489	Charles Schwab Corp. (The)	13,978

	Health Care — 20.5%
	Biotechnology — 18.6%
62	BioMarin Pharmaceutical, Inc. (a)	6,543
120	Celgene Corp. (a)	12,986
158	Gilead Sciences, Inc.	15,538
53	Incyte Corp. (a)	5,881
34	Regeneron Pharmaceuticals, Inc. (a)	15,780
64	Vertex Pharmaceuticals, Inc. (a)	6,707

		63,435

	Life Sciences Tools & Services — 1.9%
36	Illumina, Inc. (a)	6,382

	Total Health Care	69,817

	Industrials — 6.6%
	Aerospace & Defense — 3.1%
49	TransDigm Group, Inc. (a)	10,495

	Road & Rail — 3.5%
134	Kansas City Southern	12,160

	Total Industrials	22,655

	Information Technology — 32.1%
	Internet Software & Services — 12.8%
206	Facebook, Inc., Class A (a)	18,526
31	Google, Inc., Class A (a)	19,716
29	LinkedIn Corp., Class A (a)	5,438

		43,680

	IT Services — 5.7%
215	MasterCard, Inc., Class A	19,353

	Semiconductors & Semiconductor Equipment — 7.5%
187	ARM Holdings plc, (United Kingdom), ADR	8,093
73	Avago Technologies Ltd., (Singapore)	9,141
164	Broadcom Corp., Class A	8,413

		25,647

	Software — 3.7%
185	salesforce.com, Inc. (a)	12,853

	Technology Hardware, Storage & Peripherals — 2.4%
74	Apple, Inc.	8,138

	Total Information Technology	109,671

	Materials — 3.0%
	Chemicals — 3.0%
81	Air Products & Chemicals, Inc.	10,347

	Total Common Stocks (Cost $280,807)	330,385

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 6.3%
	Investment Company — 6.3%
21,458	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060%, (b) (l) (Cost $21,458)	21,458

	Total Investments — 103.1% (Cost $302,265)	351,843
	Liabilities in Excess of Other Assets — (3.1)%	(10,738)

	NET ASSETS — 100.0%	$341,105

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,722
Aggregate gross unrealized depreciation	(13,144)

Net unrealized appreciation/depreciation	$49,578

Federal income tax cost of investments	$302,265

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$351,843	$—	$—	$351,843

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.7%
	Consumer Discretionary — 14.8%
	Distributors — 1.7%
98	Pool Corp.	7,115

	Diversified Consumer Services — 1.6%
179	2U, Inc. (a)	6,411

	Hotels, Restaurants & Leisure — 2.1%
216	Boyd Gaming Corp. (a)	3,528
95	La Quinta Holdings, Inc. (a)	1,491
34	Vail Resorts, Inc.	3,604

		8,623

	Household Durables — 0.6%
191	TRI Pointe Group, Inc. (a)	2,501

	Internet & Catalog Retail — 1.9%
64	HomeAway, Inc. (a)	1,707
169	Wayfair, Inc., Class A (a)	5,928

		7,635

	Multiline Retail — 0.6%
156	Ollie’s Bargain Outlet Holdings, Inc. (a)	2,516

	Specialty Retail — 4.8%
192	Container Store Group, Inc. (The) (a)	2,701
63	Lithia Motors, Inc., Class A	6,799
100	Men’s Wearhouse, Inc. (The)	4,270
72	Penske Automotive Group, Inc.	3,507
81	Vitamin Shoppe, Inc. (a)	2,657

		19,934

	Textiles, Apparel & Luxury Goods — 1.5%
137	Kate Spade & Co. (a)	2,622
158	Wolverine World Wide, Inc.	3,415

		6,037

	Total Consumer Discretionary	60,772

	Consumer Staples — 1.7%
	Food Products — 1.7%
143	Diamond Foods, Inc. (a)	4,409
262	Freshpet, Inc. (a)	2,753

	Total Consumer Staples	7,162

	Energy — 1.7%
	Energy Equipment & Services — 0.5%
5	Dril-Quip, Inc. (a)	307
133	Forum Energy Technologies, Inc. (a)	1,628

		1,935

	Oil, Gas & Consumable Fuels — 1.2%
108	Delek U.S. Holdings, Inc.	3,003
208	Laredo Petroleum, Inc. (a)	1,965

		4,968

	Total Energy	6,903

	Financials — 9.4%
	Banks — 2.7%
103	PrivateBancorp, Inc.	3,964
28	Signature Bank (a)	3,827
66	Texas Capital Bancshares, Inc. (a)	3,439

		11,230

	Capital Markets — 2.4%
52	Evercore Partners, Inc., Class A	2,599
166	Financial Engines, Inc.	4,896
341	PennantPark Investment Corp.	2,207

		9,702

	Insurance — 0.9%
62	AmTrust Financial Services, Inc.	3,906

	Real Estate Investment Trusts (REITs) — 1.1%
84	CubeSmart	2,287
53	Highwoods Properties, Inc.	2,066

		4,353

	Real Estate Management & Development — 1.0%
109	RE/MAX Holdings, Inc., Class A	3,928

	Thrifts & Mortgage Finance — 1.3%
43	BofI Holding, Inc. (a)	5,477

	Total Financials	38,596

	Health Care — 24.7%
	Biotechnology — 10.5%
98	ACADIA Pharmaceuticals, Inc. (a)	3,246
70	Acceleron Pharma, Inc. (a)	1,737
16	Anacor Pharmaceuticals, Inc. (a)	1,873
205	Arrowhead Research Corp. (a)	1,183
91	Axovant Sciences Ltd., (Bermuda) (a)	1,175
67	Bellicum Pharmaceuticals, Inc. (a)	974
77	Chimerix, Inc. (a)	2,939
106	Coherus Biosciences, Inc. (a)	2,128
13	Esperion Therapeutics, Inc. (a)	312
90	Exact Sciences Corp. (a)	1,620
100	FibroGen, Inc. (a)	2,183
176	Halozyme Therapeutics, Inc. (a)	2,359
174	Ignyta, Inc. (a)	1,525
161	Insmed, Inc. (a)	2,988
46	Intrexon Corp. (a)	1,468

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
113	Invitae Corp. (a)	818
131	Keryx Biopharmaceuticals, Inc. (a)	462
58	Kite Pharma, Inc. (a)	3,230
28	NantKwest, Inc. (a)	321
94	Portola Pharmaceuticals, Inc. (a)	3,986
18	Puma Biotechnology, Inc. (a)	1,355
38	REGENXBIO, Inc. (a)	832
53	Sage Therapeutics, Inc. (a)	2,256
12	Ultragenyx Pharmaceutical, Inc. (a)	1,136
103	Versartis, Inc. (a)	1,191

		43,297

	Health Care Equipment & Supplies — 5.2%
381	GenMark Diagnostics, Inc. (a)	2,995
146	Insulet Corp. (a)	3,782
175	K2M Group Holdings, Inc. (a)	3,247
58	Nevro Corp. (a)	2,706
455	Novadaq Technologies, Inc., (Canada) (a)	4,745
329	Syneron Medical Ltd., (Israel) (a)	2,352
1,496	Unilife Corp. (a)	1,466

		21,293

	Health Care Providers & Services — 4.1%
89	Acadia Healthcare Co., Inc. (a)	5,914
124	Surgical Care Affiliates, Inc. (a)	4,060
22	Teladoc, Inc. (a)	484
75	WellCare Health Plans, Inc. (a)	6,423

		16,881

	Health Care Technology — 2.0%
158	Evolent Health, Inc., Class A (a)	2,527
232	Veeva Systems, Inc., Class A (a)	5,426

		7,953

	Life Sciences Tools & Services — 0.3%
164	Fluidigm Corp. (a)	1,329

	Pharmaceuticals — 2.6%
138	Horizon Pharma plc (a)	2,730
162	Nektar Therapeutics (a)	1,780
88	Revance Therapeutics, Inc. (a)	2,616
118	Sagent Pharmaceuticals, Inc. (a)	1,816
298	TherapeuticsMD, Inc. (a)	1,747

		10,689

	Total Health Care	101,442

	Industrials — 17.1%
	Aerospace & Defense — 2.0%
81	HEICO Corp.	3,979
98	Hexcel Corp.	4,374

		8,353

	Air Freight & Logistics — 0.4%
68	XPO Logistics, Inc. (a)	1,625

	Airlines — 0.6%
49	Spirit Airlines, Inc. (a)	2,301

	Building Products — 4.9%
106	Advanced Drainage Systems, Inc.	3,061
68	Caesarstone Sdot-Yam Ltd., (Israel)	2,082
52	Fortune Brands Home & Security, Inc.	2,461
53	Lennox International, Inc.	6,023
50	Masonite International Corp. (a)	3,054
104	Trex Co., Inc. (a)	3,466

		20,147

	Electrical Equipment — 2.6%
42	Acuity Brands, Inc.	7,462
32	SolarCity Corp. (a)	1,382
185	Sunrun, Inc. (a)	1,915

		10,759

	Industrial Conglomerates — 1.1%
54	Carlisle Cos., Inc.	4,713

	Machinery — 2.2%
49	Graco, Inc.	3,268
56	Middleby Corp. (The) (a)	5,864

		9,132

	Road & Rail — 0.7%
50	Old Dominion Freight Line, Inc. (a)	3,032

	Trading Companies & Distributors — 2.6%
146	Rush Enterprises, Inc., Class A (a)	3,534
59	Watsco, Inc.	6,946

		10,480

	Total Industrials	70,542

	Information Technology — 26.6%
	Communications Equipment — 1.7%
213	Ciena Corp. (a)	4,418
235	Ruckus Wireless, Inc. (a)	2,789

		7,207

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet Software & Services — 8.5%
77	Benefitfocus, Inc. (a)	2,410
112	Cornerstone OnDemand, Inc. (a)	3,706
33	CoStar Group, Inc. (a)	5,627
83	Demandware, Inc. (a)	4,299
156	Envestnet, Inc. (a)	4,672
143	GoDaddy, Inc., Class A (a)	3,598
131	GrubHub, Inc. (a)	3,180
120	Marketo, Inc. (a)	3,418
118	Shopify, Inc., (Canada), Class A (a)	4,147

		35,057

	Semiconductors & Semiconductor Equipment — 5.5%
66	Cavium, Inc. (a)	4,074
222	Inphi Corp. (a)	5,348
150	M/A-COM Technology Solutions Holdings, Inc. (a)	4,360
101	MKS Instruments, Inc.	3,395
107	Monolithic Power Systems, Inc.	5,503

		22,680

	Software — 9.8%
148	Barracuda Networks, Inc. (a)	2,303
108	Fleetmatics Group plc, (Ireland) (a)	5,282
56	Fortinet, Inc. (a)	2,398
130	Guidewire Software, Inc. (a)	6,847
58	HubSpot, Inc. (a)	2,710
78	Imperva, Inc. (a)	5,121
104	Proofpoint, Inc. (a)	6,247
240	RingCentral, Inc., Class A (a)	4,359
29	Tableau Software, Inc., Class A (a)	2,277
138	Zendesk, Inc. (a)	2,711

		40,255

	Technology Hardware, Storage & Peripherals — 1.1%
184	Nimble Storage, Inc. (a)	4,434

	Total Information Technology	109,633

	Materials — 1.2%
	Construction Materials — 1.2%
72	Eagle Materials, Inc.	4,927

	Telecommunication Services — 0.5%
	Wireless Telecommunication Services — 0.5%
228	Boingo Wireless, Inc. (a)	1,888

	Total Common Stocks (Cost $330,937)	401,865

Short-Term Investment — 2.5%
	Investment Company — 2.5%
10,445	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $10,445)	10,445

	Total Investments — 100.2% (Cost $341,382)	412,310
	Liabilities in Excess of Other Assets — (0.2)%	(850)

	NET ASSETS — 100.0%	$411,460

Percentages indicated are based on net assets.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,693
Aggregate gross unrealized depreciation	(36,765)

Net unrealized appreciation/depreciation	$70,928

Federal income tax cost of investments	$341,382

JPMorganDynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$412,310	$—	$—	$412,310

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.7%
	Consumer Discretionary — 19.9%
	Distributors — 2.3%
22	Genuine Parts Co.	1,849

	Hotels, Restaurants & Leisure — 3.6%
50	Starbucks Corp.	2,862

	Internet & Catalog Retail — 8.6%
7	Amazon.com, Inc. (a)	3,680
3	Priceline Group, Inc. (The) (a)	3,210

		6,890

	Multiline Retail — 2.3%
40	Kohl’s Corp.	1,867

	Specialty Retail — 3.1%
68	Best Buy Co., Inc.	2,531

	Total Consumer Discretionary	15,999

	Consumer Staples — 1.0%
	Beverages — 1.0%
10	Dr. Pepper Snapple Group, Inc.	801

	Energy — 5.4%
	Oil, Gas & Consumable Fuels — 5.4%
21	Exxon Mobil Corp.	1,592
40	Kinder Morgan, Inc.	1,102
14	Pioneer Natural Resources Co.	1,658

	Total Energy	4,352

	Financials — 21.9%
	Banks — 3.4%
54	Wells Fargo & Co.	2,757

	Capital Markets — 2.9%
33	T. Rowe Price Group, Inc.	2,317

	Consumer Finance — 6.3%
114	Ally Financial, Inc. (a)	2,313
38	Capital One Financial Corp.	2,734

		5,047

	Insurance — 7.6%
58	American International Group, Inc.	3,312
79	Loews Corp.	2,850

		6,162

	Real Estate Investment Trusts (REITs) — 1.7%
62	Rayonier, Inc.	1,364

	Total Financials	17,647

	Health Care — 15.4%
	Biotechnology — 14.3%
27	Celgene Corp. (a)	2,885
41	Gilead Sciences, Inc.	4,004
8	Regeneron Pharmaceuticals, Inc. (a)	3,558
10	Vertex Pharmaceuticals, Inc. (a)	1,036

		11,483

	Pharmaceuticals — 1.1%
9	Johnson & Johnson	879

	Total Health Care	12,362

	Industrials — 7.4%
	Airlines — 2.3%
42	Delta Air Lines, Inc.	1,877

	Machinery — 2.1%
30	Dover Corp.	1,708

	Road & Rail — 3.0%
27	Kansas City Southern	2,410

	Total Industrials	5,995

	Information Technology — 23.6%
	Electronic Equipment, Instruments & Components — 2.4%
35	Arrow Electronics, Inc. (a)	1,918

	Internet Software & Services — 11.7%
53	Facebook, Inc., Class A (a)	4,809
8	Google, Inc., Class C (a)	4,654

		9,463

	IT Services — 4.7%
42	MasterCard, Inc., Class A	3,795

	Semiconductors & Semiconductor Equipment — 2.0%
37	ARM Holdings plc, (UnitedKingdom), ADR	1,581

	Software — 2.8%
33	salesforce.com, Inc. (a)	2,281

	Total Information Technology	19,038

	Materials — 3.0%
	Construction Materials — 0.9%
5	Martin Marietta Materials, Inc.	759

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Containers & Packaging — 2.1%
33	WestRock Co.	1,682

	Total Materials	2,441

	Utilities — 2.1%
	Electric Utilities — 2.1%
27	Edison International	1,672

	Total Common Stocks (Cost $76,285)	80,307

Short-Term Investment — 1.8%
	Investment Company — 1.8%
1,485	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $1,485)	1,485

	Total Investments — 101.5% (Cost $77,770)	81,792
	Liabilities in Excess of Other Assets — (1.5)%	(1,209)

	NET ASSETS — 100.0%	$80,583

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,522
Aggregate gross unrealized depreciation	(4,500)

Net unrealized appreciation/depreciation	$4,022

Federal income tax cost of investments	$77,770

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$81,792	$—	$—	$81,792

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.4%
Consumer Discretionary — 10.9%
	Hotels, Restaurants & Leisure — 0.7%
47	Marriott International, Inc., Class A	3,171

	Media — 3.2%
43	Comcast Corp., Class A	2,417
62	DISH Network Corp., Class A (a)	3,594
69	Time Warner, Inc.	4,751
37	Walt Disney Co. (The)	3,771

		14,533

	Specialty Retail — 7.0%
8	AutoZone, Inc. (a)	5,653
204	Best Buy Co., Inc.	7,569
88	Gap, Inc. (The)	2,508
65	Home Depot, Inc. (The)	7,553
64	Lowe’s Cos., Inc.	4,376
54	Tiffany & Co.	4,170

		31,829

	Total Consumer Discretionary	49,533

Consumer Staples — 8.5%
	Beverages — 2.7%
55	Dr. Pepper Snapple Group, Inc.	4,356
95	Molson Coors Brewing Co., Class B	7,862

		12,218

	Food & Staples Retailing — 1.6%
75	CVS Health Corp.	7,236

	Food Products — 2.0%
28	Hershey Co. (The)	2,536
45	Kraft Heinz Co. (The)	3,183
48	Mead Johnson Nutrition Co.	3,344

		9,063

	Household Products — 1.2%
22	Kimberly-Clark Corp.	2,355
45	Procter & Gamble Co. (The)	3,255

		5,610

	Tobacco — 1.0%
82	Altria Group, Inc.	4,483

	Total Consumer Staples	38,610

Energy — 7.1%
	Oil, Gas & Consumable Fuels — 7.1%
70	ConocoPhillips	3,361
42	Devon Energy Corp.	1,543
129	Exxon Mobil Corp.	9,575
66	Kinder Morgan, Inc.	1,838
49	Marathon Petroleum Corp.	2,279
128	Occidental Petroleum Corp.	8,434
47	Phillips 66	3,604
31	Valero Energy Corp.	1,887

	Total Energy	32,521

Financials — 33.6%
	Banks — 12.3%
640	Bank of America Corp.	9,965
125	BB&T Corp.	4,439
125	Citigroup, Inc.	6,219
55	Cullen/Frost Bankers, Inc.	3,484
34	M&T Bank Corp.	4,159
54	PNC Financial Services Group, Inc. (The)	4,772
128	SunTrust Banks, Inc.	4,906
107	U.S. Bancorp	4,404
268	Wells Fargo & Co.	13,762

		56,110

	Capital Markets — 8.6%
24	Affiliated Managers Group, Inc. (a)	4,172
38	Ameriprise Financial, Inc.	4,191
21	BlackRock, Inc.	6,336
151	Charles Schwab Corp. (The)	4,321
20	Goldman Sachs Group, Inc. (The)	3,389
232	Invesco Ltd.	7,242
105	Morgan Stanley	3,295
88	T. Rowe Price Group, Inc.	6,081

		39,027

	Consumer Finance — 1.2%
41	Capital One Financial Corp.	2,937
52	Discover Financial Services	2,683

		5,620

	Diversified Financial Services — 2.8%
73	Berkshire Hathaway, Inc., Class B (a)	9,506
14	Intercontinental Exchange, Inc.	3,196

		12,702

	Insurance — 5.1%
33	Chubb Corp. (The)	3,986
202	Hartford Financial Services Group, Inc. (The)	9,252
90	Loews Corp.	3,235
70	MetLife, Inc.	3,319
46	Prudential Financial, Inc.	3,475

		23,267

	Real Estate Investment Trusts (REITs) — 3.6%
15	AvalonBay Communities, Inc.	2,640

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Investment Trusts (REITs) — continued
91	HCP, Inc.	3,375
55	Macerich Co. (The)	4,187
70	Prologis, Inc.	2,711
36	Vornado Realty Trust	3,255

		16,168

	Total Financials	152,894

Health Care — 12.2%
	Biotechnology — 0.7%
33	Gilead Sciences, Inc.	3,230

	Health Care Equipment & Supplies — 0.7%
24	Becton, Dickinson and Co.	3,184

	Health Care Providers & Services — 4.3%
26	Aetna, Inc.	2,823
41	Humana, Inc.	7,339
15	McKesson Corp.	2,849
55	UnitedHealth Group, Inc.	6,323

		19,334

	Pharmaceuticals — 6.5%
116	Bristol-Myers Squibb Co.	6,855
39	Eli Lilly & Co.	3,231
86	Johnson & Johnson	8,028
140	Merck & Co., Inc.	6,899
145	Pfizer, Inc.	4,548

		29,561

	Total Health Care	55,309

Industrials — 9.1%
	Aerospace & Defense — 2.6%
75	Honeywell International, Inc.	7,073
51	United Technologies Corp.	4,539

		11,612

	Airlines — 0.8%
73	United Continental Holdings, Inc. (a)	3,857

	Building Products — 0.5%
89	Masco Corp.	2,238

	Construction & Engineering — 0.4%
42	Fluor Corp.	1,783

	Industrial Conglomerates — 3.3%
39	3M Co.	5,586
372	General Electric Co.	9,384

		14,970

	Machinery — 0.6%
56	PACCAR, Inc.	2,932

	Trading Companies & Distributors — 0.9%
8	W.W. Grainger, Inc.	1,784
19	Watsco, Inc.	2,192

		3,976

	Total Industrials	41,368

Information Technology — 10.1%
	Communications Equipment — 1.4%
90	Cisco Systems, Inc.	2,360
74	QUALCOMM, Inc.	3,965

		6,325

	Electronic Equipment, Instruments & Components — 0.5%
36	TE Connectivity Ltd., (Switzerland)	2,174

	Internet Software & Services — 1.0%
7	Google, Inc., Class C (a)	4,514

	IT Services — 0.4%
21	MasterCard, Inc., Class A	1,892

	Semiconductors & Semiconductor Equipment — 1.8%
223	Applied Materials, Inc.	3,270
49	KLA-Tencor Corp.	2,435
54	Texas Instruments, Inc.	2,689

		8,394

	Software — 2.6%
271	Microsoft Corp.	12,003

	Technology Hardware, Storage & Peripherals — 2.4%
99	Apple, Inc.	10,865

	Total Information Technology	46,167

Materials — 0.8%
	Chemicals — 0.8%
79	E.I. du Pont de Nemours & Co.	3,784

Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 2.1%
221	Verizon Communications, Inc.	9,595

Utilities — 4.0%
	Electric Utilities — 2.8%
74	Edison International	4,636
87	Exelon Corp.	2,596
32	NextEra Energy, Inc.	3,141
68	Xcel Energy, Inc.	2,418

		12,791

	Multi-Utilities — 1.2%
112	CMS Energy Corp.	3,942

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — continued
16	Sempra Energy	1,509

		5,451

	Total Utilities	18,242

	Total Common Stocks (Cost $336,280)	448,023

Short-Term Investment — 1.6%
	Investment Company — 1.6%
7,164	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $7,164)	7,164

	Total Investments — 100.0% (Cost $343,444)	455,187
	Liabilities in Excess of Other Assets — 0.0% (g)	(149)

	NET ASSETS — 100.0%	$455,038

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,247
Aggregate gross unrealized depreciation	(12,504)

Net unrealized appreciation/depreciation	$111,743

Federal income tax cost of investments	$343,444

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$455,187	$—	$—	$455,187

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.4%
Consumer Discretionary — 10.9%
	Auto Components — 0.2%
239	Goodyear Tire & Rubber Co. (The)	7,001

	Automobiles — 0.6%
1,530	Ford Motor Co.	20,766

	Diversified Consumer Services — 0.7%
23	Graham Holdings Co., Class B	13,271
214	H&R Block, Inc.	7,750
107	ServiceMaster Global Holdings, Inc. (a)	3,573

		24,594

	Hotels, Restaurants & Leisure — 1.0%
294	Darden Restaurants, Inc.	20,130
462	Restaurant Brands International, Inc., (Canada)	16,595

		36,725

	Household Durables — 1.1%
626	Toll Brothers, Inc. (a)	21,445
119	Whirlpool Corp.	17,553

		38,998

	Media — 2.2%
23	Cable One, Inc. (a)	9,647
151	Comcast Corp., Class A	8,612
868	Time Warner, Inc.	59,661

		77,920

	Multiline Retail — 2.3%
1,041	Target Corp.	81,901

	Specialty Retail — 2.8%
542	Best Buy Co., Inc.	20,104
1,127	Lowe’s Cos., Inc.	77,694

		97,798

	Total Consumer Discretionary	385,703

Consumer Staples — 9.6%
	Food & Staples Retailing — 2.7%
173	CVS Health Corp.	16,642
2,161	Kroger Co. (The)	77,933

		94,575

	Food Products — 4.5%
1,534	Archer-Daniels-Midland Co.	63,576
378	Bunge Ltd.	27,671
307	Ingredion, Inc.	26,778
1,313	Pilgrim’s Pride Corp.	27,288
323	Tyson Foods, Inc., Class A	13,930

		159,243

	Household Products — 0.7%
641	Energizer Holdings, Inc.	24,794

	Personal Products — 0.6%
359	Herbalife Ltd. (a)	19,587

	Tobacco — 1.1%
892	Reynolds American, Inc.	39,509

	Total Consumer Staples	337,708

Energy — 7.0%
	Energy Equipment & Services — 2.5%
442	Cameron International Corp. (a)	27,097
1,709	Ensco plc, (United Kingdom), Class A	24,056
758	National Oilwell Varco, Inc.	28,524
116	Schlumberger Ltd.	7,993

		87,670

	Oil, Gas & Consumable Fuels — 4.5%
663	Denbury Resources, Inc.	1,618
348	Marathon Oil Corp.	5,359
474	Marathon Petroleum Corp.	21,974
1,076	Oasis Petroleum, Inc. (a)	9,342
435	Occidental Petroleum Corp.	28,782
197	Tesoro Corp.	19,108
1,169	Valero Energy Corp.	70,251
486	WPX Energy, Inc. (a)	3,217

		159,651

	Total Energy	247,321

Financials — 14.1%
	Banks — 5.6%
1,209	Bank of America Corp.	18,838
781	Citigroup, Inc.	38,741
509	Fifth Third Bancorp	9,621
166	KeyCorp	2,165
148	PNC Financial Services Group, Inc. (The)	13,237
2,274	Wells Fargo & Co.	116,752

		199,354

	Capital Markets — 0.8%
241	Ameriprise Financial, Inc.	26,311

	Consumer Finance — 1.2%
807	Discover Financial Services	41,930

	Diversified Financial Services — 0.4%
59	MSCI, Inc.	3,514
253	Voya Financial, Inc.	9,809

		13,323

	Insurance — 4.1%
194	Allstate Corp. (The)	11,310

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
303	Aspen Insurance Holdings Ltd., (Bermuda)	14,073
166	Everest Re Group Ltd., (Bermuda)	28,740
481	Hartford Financial Services Group, Inc. (The)	22,011
318	Lincoln National Corp.	15,107
103	PartnerRe Ltd., (Bermuda)	14,249
202	Prudential Financial, Inc.	15,417
250	Travelers Cos., Inc. (The)	24,863

		145,770

	Real Estate Investment Trusts (REITs) — 0.8%
442	Annaly Capital Management, Inc.	4,363
157	Equity Commonwealth (a)	4,278
266	RLJ Lodging Trust	6,709
155	Vornado Realty Trust	13,988

		29,338

	Real Estate Management & Development — 1.2%
547	CBRE Group, Inc., Class A	17,488
176	Jones Lang LaSalle, Inc.	25,332

		42,820

	Total Financials	498,846

Health Care — 14.9%
	Biotechnology — 3.8%
486	Amgen, Inc.	67,168
666	Gilead Sciences, Inc.	65,365

		132,533

	Health Care Equipment & Supplies — 2.2%
997	Medtronic plc, (Ireland)	66,759
123	Stryker Corp.	11,593

		78,352

	Health Care Providers & Services — 6.0%
73	Aetna, Inc.	8,009
183	Anthem, Inc.	25,578
97	Centene Corp. (a)	5,260
267	Cigna Corp.	36,050
454	Health Net, Inc. (a)	27,364
226	Humana, Inc.	40,454
225	LifePoint Health, Inc. (a)	15,967
242	McKesson Corp.	44,722
137	Molina Healthcare, Inc. (a)	9,419

		212,823

	Pharmaceuticals — 2.9%
3,221	Pfizer, Inc.	101,161

	Total Health Care	524,869

Industrials — 9.8%
	Aerospace & Defense — 4.3%
139	Curtiss-Wright Corp.	8,658
208	General Dynamics Corp.	28,749
107	Huntington Ingalls Industries, Inc.	11,497
451	Northrop Grumman Corp.	74,794
570	Spirit AeroSystems Holdings, Inc., Class A (a)	27,534

		151,232

	Airlines — 2.6%
176	Alaska Air Group, Inc.	13,943
1,246	Delta Air Lines, Inc.	55,922
617	Southwest Airlines Co.	23,478

		93,343

	Commercial Services & Supplies — 0.7%
1,006	Pitney Bowes, Inc.	19,959
294	R.R. Donnelley & Sons Co.	4,287

		24,246

	Construction & Engineering — 0.7%
862	AECOM	23,715

	Industrial Conglomerates — 0.0% (g)
4	Danaher Corp.	365

	Machinery — 1.5%
500	Allison Transmission Holdings, Inc.	13,356
470	Illinois Tool Works, Inc.	38,669

		52,025

	Total Industrials	344,926

Information Technology — 22.9%
	Communications Equipment — 0.5%
825	Brocade Communications Systems, Inc.	8,567
42	Palo Alto Networks, Inc. (a)	7,207

		15,774

	Internet Software & Services — 2.8%
2,869	eBay, Inc. (a)	70,128
406	VeriSign, Inc.	28,640

		98,768

	IT Services — 3.7%
278	Amdocs Ltd.	15,813
565	Leidos Holdings, Inc.	23,336
119	MasterCard, Inc., Class A	10,679
1,034	Visa, Inc., Class A	72,036
544	Western Union Co. (The)	9,995

		131,859

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — 3.2%
570	Broadcom Corp., Class A	29,320
556	KLA-Tencor Corp.	27,785
296	Lam Research Corp.	19,312
647	NVIDIA Corp.	15,941
1,085	Teradyne, Inc.	19,548

		111,906

	Software — 6.4%
960	Activision Blizzard, Inc.	29,645
385	Electronic Arts, Inc. (a)	26,050
2,391	Microsoft Corp.	105,835
1,829	Oracle Corp.	66,063

		227,593

	Technology Hardware, Storage & Peripherals — 6.3%
1,784	Apple, Inc.	196,720
441	NetApp, Inc.	13,062
256	SanDisk Corp.	13,887

		223,669

	Total Information Technology	809,569

Materials — 3.0%
	Chemicals — 1.5%
651	LyondellBasell Industries N.V., Class A	54,251

	Containers & Packaging — 0.8%
599	Sealed Air Corp.	28,095

	Metals & Mining — 0.1%
276	Steel Dynamics, Inc.	4,743

	Paper & Forest Products — 0.6%
544	International Paper Co.	20,558

	Total Materials	107,647

Telecommunication Services — 2.7%
	Diversified Telecommunication Services — 2.7%
888	AT&T, Inc.	28,925
730	CenturyLink, Inc.	18,333
1,114	Verizon Communications, Inc.	48,457

	Total Telecommunication Services	95,715

Utilities — 2.5%
	Electric Utilities — 0.8%
430	Entergy Corp.	27,993

	Gas Utilities — 0.8%
856	UGI Corp.	29,792

	Multi-Utilities — 0.9%
755	Public Service Enterprise Group, Inc.	31,818

	Total Utilities	89,603

	Total Common Stocks (Cost $3,066,795)	3,441,907

Short-Term Investment — 2.2%
	Investment Company — 2.2%
79,157	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $79,157)	79,157

	Total Investments — 99.6% (Cost $3,145,952)	3,521,064
	Other Assets in Excess of Liabilities — 0.4% (c)	14,417

	NET ASSETS — 100.0%	$3,535,481

Percentages indicated are based on net assets.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
948	E-mini S&P 500	12/18/15	USD	$90,472	$(927)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$541,709
Aggregate gross unrealized depreciation	(166,597)

Net unrealized appreciation/depreciation	$375,112

Federal income tax cost of investments	$3,145,952

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,521,064	$—	$—	$3,521,064

Depreciation in Other Financial Instruments
Futures Contracts	$(927)	$—	$—	$(927)

(a)	All portfolio holdings designated as Level 1 are disclosed on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.9%
Consumer Discretionary — 18.8%
	Auto Components — 0.4%
57	Delphi Automotive plc, (United Kingdom)	4,365

	Diversified Consumer Services — 1.6%
8	Graham Holdings Co., Class B	4,732
116	H&R Block, Inc.	4,188
231	ServiceMaster Global Holdings, Inc. (a)	7,750

		16,670

	Hotels, Restaurants & Leisure — 1.6%
118	Darden Restaurants, Inc.	8,081
220	Restaurant Brands International, Inc., (Canada)	7,916

		15,997

	Household Durables — 0.8%
11	Harman International Industries, Inc.	1,037
205	Toll Brothers, Inc. (a)	7,012

		8,049

	Internet & Catalog Retail — 0.8%
66	Expedia, Inc.	7,720

	Media — 4.4%
8	Cable One, Inc. (a)	3,439
11	CBS Corp. (Non-Voting), Class B	419
113	DISH Network Corp., Class A (a)	6,563
217	Interpublic Group of Cos., Inc. (The)	4,150
2,103	Sirius XM Holdings, Inc. (a)	7,864
244	Time Warner, Inc.	16,775
196	Twenty-First Century Fox, Inc., Class A	5,280

		44,490

	Multiline Retail — 2.0%
255	Target Corp.	20,074

	Specialty Retail — 6.1%
127	Foot Locker, Inc.	9,111
264	Home Depot, Inc. (The)	30,524
303	Lowe’s Cos., Inc.	20,876
130	Staples, Inc.	1,521

		62,032

	Textiles, Apparel & Luxury Goods — 1.1%
77	Carter’s, Inc.	6,943
65	Columbia Sportswear Co.	3,839

		10,782

	Total Consumer Discretionary	190,179

Consumer Staples — 10.3%
	Beverages — 1.4%
20	Monster Beverage Corp. (a)	2,635
122	PepsiCo, Inc.	11,467

		14,102

	Food & Staples Retailing — 1.9%
540	Kroger Co. (The)	19,482

	Food Products — 4.0%
417	Archer-Daniels-Midland Co.	17,285
89	Bunge Ltd.	6,487
100	Ingredion, Inc.	8,713
381	Pilgrim’s Pride Corp.	7,909

		40,394

	Household Products — 0.2%
40	Energizer Holdings, Inc.	1,560

	Personal Products — 0.8%
23	Edgewell Personal Care Co.	1,869
112	Herbalife Ltd. (a)	6,082

		7,951

	Tobacco — 2.0%
150	Altria Group, Inc.	8,149
283	Reynolds American, Inc.	12,524

		20,673

	Total Consumer Staples	104,162

Energy — 1.0%
	Energy Equipment & Services — 0.7%
104	Cameron International Corp. (a)	6,353
44	Ensco plc, (United Kingdom), Class A	612

		6,965

	Oil, Gas & Consumable Fuels — 0.3%
39	Marathon Oil Corp.	599
229	Oasis Petroleum, Inc. (a)	1,991

		2,590

	Total Energy	9,555

Financials — 3.4%
	Diversified Financial Services — 1.3%
31	MarketAxess Holdings, Inc.	2,879
85	Moody’s Corp.	8,328
45	Voya Financial, Inc.	1,725

		12,932

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — 0.4%
8	Assurant, Inc.	616
24	Prudential Financial, Inc.	1,791
33	Validus Holdings Ltd., (Bermuda)	1,474

		3,881

	Real Estate Investment Trusts (REITs) — 1.3%
150	American Tower Corp.	13,171

	Real Estate Management & Development — 0.4%
151	CBRE Group, Inc., Class A (a)	4,822

	Total Financials	34,806

Health Care — 16.7%
	Biotechnology — 7.8%
205	Amgen, Inc.	28,286
34	Celgene Corp. (a)	3,721
338	Gilead Sciences, Inc.	33,198
35	United Therapeutics Corp. (a)	4,607
89	Vertex Pharmaceuticals, Inc. (a)	9,237

		79,049

	Health Care Equipment & Supplies — 0.8%
206	Hologic, Inc. (a)	8,053

	Health Care Providers & Services — 7.1%
31	AmerisourceBergen Corp.	2,954
199	Cardinal Health, Inc.	15,287
119	Centene Corp. (a)	6,442
72	Cigna Corp.	9,721
113	Health Net, Inc. (a)	6,829
88	Humana, Inc.	15,788
38	McKesson Corp.	7,013
107	Molina Healthcare, Inc. (a)	7,388

		71,422

	Pharmaceuticals — 1.0%
328	Pfizer, Inc.	10,303

	Total Health Care	168,827

Industrials — 11.0%
	Aerospace & Defense — 5.4%
116	Curtiss-Wright Corp.	7,253
136	General Dynamics Corp.	18,816
66	Huntington Ingalls Industries, Inc.	7,029
38	Northrop Grumman Corp.	6,373
160	Spirit AeroSystems Holdings, Inc., Class A (a)	7,730
37	TransDigm Group, Inc. (a)	7,944

		55,145

	Airlines — 3.9%
84	Alaska Air Group, Inc.	6,689
467	Delta Air Lines, Inc.	20,959
316	Southwest Airlines Co.	12,013

		39,661

	Commercial Services & Supplies — 0.9%
53	Cintas Corp.	4,545
181	Pitney Bowes, Inc.	3,601
66	R. R. Donnelley & Sons Co.	958

		9,104

	Machinery — 0.7%
256	Allison Transmission Holdings, Inc.	6,838

	Professional Services — 0.1%
10	ManpowerGroup, Inc.	794

	Total Industrials	111,542

Information Technology — 30.4%
	Internet Software & Services — 3.3%
518	eBay, Inc. (a)	12,662
10	Google, Inc., Class A (a)	6,575
89	IAC/InterActiveCorp	5,829
120	VeriSign, Inc. (a)	8,453

		33,519

	IT Services — 4.7%
86	Amdocs Ltd.	4,892
30	Computer Sciences Corp.	1,823
106	Leidos Holdings, Inc.	4,379
231	PayPal Holdings, Inc. (a)	7,161
425	Visa, Inc., Class A	29,605

		47,860

	Semiconductors & Semiconductor Equipment — 3.7%
288	Broadcom Corp., Class A	14,801
117	KLA-Tencor Corp.	5,840
98	Lam Research Corp.	6,409
399	NVIDIA Corp.	9,828

		36,878

	Software — 10.8%
267	Activision Blizzard, Inc.	8,254
191	Aspen Technology, Inc. (a)	7,226
83	Citrix Systems, Inc. (a)	5,750
121	Electronic Arts, Inc. (a)	8,184
55	Fortinet, Inc. (a)	2,336
891	Microsoft Corp.	39,434
737	Oracle Corp.	26,617
37	Red Hat, Inc. (a)	2,645
31	Tableau Software, Inc., Class A (a)	2,481
81	VMware, Inc., Class A (a)	6,351

		109,278

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — 7.9%
682	Apple, Inc.	75,274
75	SanDisk Corp.	4,091

		79,365

	Total Information Technology	306,900

Materials — 3.7%
	Chemicals — 1.4%
166	LyondellBasell Industries N.V., Class A	13,838

	Containers & Packaging — 1.4%
150	Crown Holdings, Inc. (a)	6,876
162	Sealed Air Corp.	7,585

		14,461

	Metals & Mining — 0.7%
391	Steel Dynamics, Inc.	6,724

	Paper & Forest Products — 0.2%
52	International Paper Co.	1,950

	Total Materials	36,973

Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 1.8%
564	AT&T, Inc.	18,366

	Wireless Telecommunication Services — 0.4%
97	T-Mobile US, Inc. (a)	3,846

	Total Telecommunication Services	22,212

Utilities — 0.4%
	Electric Utilities — 0.4%
59	Entergy Corp.	3,847

	Total Common Stocks (Cost $848,777)	989,003

Short-Term Investment — 4.5%
	Investment Company — 4.5%
45,088	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $45,088)	45,088

	Total Investments — 102.4% (Cost $893,865)	1,034,091

	Liabilities in Excess of Other Assets — (2.4)% (c)	(23,761)

	NET ASSETS — 100.0%	$1,010,330

Percentages indicated are based on net assets.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
209	E-mini S&P 500	12/18/15	USD	$19,946	$122

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$178,778
Aggregate gross unrealized depreciation	(38,552)

Net unrealized appreciation/depreciation	$140,226

Federal income tax cost of investments	$893,865

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,034,091	$—	$—	$1,034,091

Appreciation in Other Financial Instruments
Futures Contracts	$122	$—	$—	$122

(a)	All portfolio holdings designated as Level 1 are disclosed on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.7%
Consumer Discretionary — 12.0%
	Auto Components — 0.8%
2	Delphi Automotive plc, (United Kingdom)	152

	Hotels, Restaurants & Leisure — 1.2%
1	McDonald’s Corp.	145
9	Wendy’s Co. (The)	82

		227

	Household Durables — 0.6%
1	Harman International Industries, Inc.	127

	Internet & Catalog Retail — 1.2%
2	Expedia, Inc.	244

	Media — 2.4%
5	Comcast Corp., Class A	259
3	Time Warner, Inc.	208

		467

	Multiline Retail — 0.9%
2	Target Corp.	169

	Specialty Retail — 4.5%
6	Best Buy Co., Inc.	215
4	Home Depot, Inc. (The)	430
2	Lowe’s Cos., Inc.	162
7	Staples, Inc.	79

		886

	Textiles, Apparel & Luxury Goods — 0.4%
3	Coach, Inc.	88

	Total Consumer Discretionary	2,360

Consumer Staples — 11.9%
	Beverages — 3.1%
5	Coca-Cola Co. (The)	193
3	Molson Coors Brewing Co., Class B	228
2	PepsiCo, Inc.	193

		614

	Food & Staples Retailing — 2.9%
3	Walgreens Boots Alliance, Inc.	270
5	Wal-Mart Stores, Inc.	297

		567

	Food Products — 4.2%
2	Archer-Daniels-Midland Co.	81
1	Ingredion, Inc.	107
2	Kraft Heinz Co. (The)	150
4	Mondelez International, Inc., Class A	187
7	Tyson Foods, Inc., Class A	306

		831

	Household Products — 0.3%
1	Energizer Holdings, Inc.	50

	Tobacco — 1.4%
2	Philip Morris International, Inc.	195
2	Reynolds American, Inc.	85

		280

	Total Consumer Staples	2,342

Energy — 7.4%
	Energy Equipment & Services — 0.6%
2	Baker Hughes, Inc.	117

	Oil, Gas & Consumable Fuels — 6.8%
1	Anadarko Petroleum Corp.	60
1	Chevron Corp.	97
2	ConocoPhillips	105
3	Devon Energy Corp.	110
3	Exxon Mobil Corp.	253
2	Hess Corp.	79
5	Marathon Petroleum Corp.	246
3	Occidental Petroleum Corp.	167
4	Valero Energy Corp.	227

		1,344

	Total Energy	1,461

Financials — 16.1%
	Banks — 7.1%
10	Bank of America Corp.	150
9	Citigroup, Inc.	464
5	Fifth Third Bancorp	88
4	SunTrust Banks, Inc.	160
10	Wells Fargo & Co.	528

		1,390

	Capital Markets — 1.5%
1	Ameriprise Financial, Inc.	60
2	Bank of New York Mellon Corp. (The)	78
5	Morgan Stanley	149

		287

	Consumer Finance — 1.8%
3	Capital One Financial Corp.	212
3	Discover Financial Services	154

		366

	Diversified Financial Services — 1.2%
6	Voya Financial, Inc.	238

	Insurance — 3.0%
2	Allstate Corp. (The)	115
4	American International Group, Inc.	237

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Insurance — continued
5		Hartford Financial Services Group, Inc. (The)	243

			595

		Real Estate Investment Trusts (REITs) — 1.0%
1		AvalonBay Communities, Inc.	118
7		NorthStar Realty Finance Corp.	84

			202

		Real Estate Management & Development — 0.5%
3		CBRE Group, Inc., Class A (a)	94

		Total Financials	3,172

Health Care — 17.4%
		Biotechnology — 4.6%
2		Amgen, Inc.	214
2		Celgene Corp. (a)	162
4		Gilead Sciences, Inc.	432
1		Vertex Pharmaceuticals, Inc. (a)	102

			910

		Health Care Equipment & Supplies — 3.5%
1		Becton, Dickinson and Co.	124
11		Boston Scientific Corp. (a)	184
3		Medtronic plc, (Ireland)	170
2		Stryker Corp.	221

			699

		Health Care Providers & Services — 6.7%
1		Aetna, Inc.	57
1		Anthem, Inc.	192
3		Cardinal Health, Inc.	192
3		Cigna Corp.	456
2		Humana, Inc.	269
1		McKesson Corp.	146

			1,312

		Pharmaceuticals — 2.6%
2		Bristol-Myers Squibb Co.	145
11		Pfizer, Inc.	358

			503

		Total Health Care	3,424

Industrials — 7.3%
		Aerospace & Defense — 4.6%
2		General Dynamics Corp.	207
1		Lockheed Martin Corp.	228
3		Northrop Grumman Corp.	469

			904

		Airlines — 1.5%
2		Delta Air Lines, Inc.	99
4		Southwest Airlines Co.	144
1		United Continental Holdings, Inc. (a)	62

			305

		Construction & Engineering — 0.8%
6		AECOM (a)	160

		Machinery — 0.4%
3		Allison Transmission Holdings, Inc.	74

		Total Industrials	1,443

Information Technology — 23.0%
		Communications Equipment — 2.6%
14		Cisco Systems, Inc.	359
3		QUALCOMM, Inc.	162

			521

		Internet Software & Services — 3.8%
–	(h)	Google, Inc., Class A (a)	202
–	(h)	Google, Inc., Class C (a)	239
2		VeriSign, Inc. (a)	120
6		Yahoo!, Inc. (a)	187

			748

		IT Services — 1.5%
2		MasterCard, Inc., Class A	155
2		Visa, Inc., Class A	141

			296

		Semiconductors & Semiconductor Equipment — 2.1%
3		Broadcom Corp., Class A	172
3		KLA-Tencor Corp.	138
2		Lam Research Corp.	108

			418

		Software — 5.8%
18		Microsoft Corp.	792
5		Oracle Corp.	191
8		Rovi Corp. (a)	84
4		Symantec Corp.	78

			1,145

		Technology Hardware, Storage & Peripherals — 7.2%
10		Apple, Inc.	1,066
10		Hewlett-Packard Co.	264
1		SanDisk Corp.	80

			1,410

		Total Information Technology	4,538

Materials — 0.6%
		Containers & Packaging — 0.6%
3		Crown Holdings, Inc. (a)	118

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 1.0%
7	CenturyLink, Inc.	187

Utilities — 2.0%
	Electric Utilities — 0.4%
1	Entergy Corp.	78

	Gas Utilities — 1.1%
6	UGI Corp.	220

	Independent Power & Renewable Electricity Producers — 0.5%
10	AES Corp.	93

	Total Utilities	391

	Total Common Stocks (Cost $16,628)	19,436

Short-Term Investment — 1.1%
	Investment Company — 1.1%
222	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $222)	222

	Total Investments — 99.8% (Cost $16,850)	19,658
	Other Assets in Excess of Liabilities — 0.2%	36

	NET ASSETS — 100.0%	$19,694

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,745
Aggregate gross unrealized depreciation	(937)

Net unrealized appreciation/depreciation	$2,808

Federal income tax cost of investments	$16,850

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV as of the report date.

JPMorgan Intrepid Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$19,658	$—	$—	$19,658

(a)	All portfolio holdings designated as Level 1 are disclosed on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.4%
Consumer Discretionary — 5.2%
	Automobiles — 1.0%
1,257	Ford Motor Co.	17,060

	Hotels, Restaurants & Leisure — 0.9%
218	Darden Restaurants, Inc.	14,928

	Household Durables — 0.5%
451	PulteGroup, Inc.	8,501

	Media — 1.4%
3,561	Sirius XM Holdings, Inc. (a)	13,319
146	Time Warner, Inc.	10,003

		23,322

	Multiline Retail — 0.9%
102	Macy’s, Inc.	5,245
132	Target Corp.	10,344

		15,589

	Specialty Retail — 0.5%
667	Staples, Inc.	7,820

	Total Consumer Discretionary	87,220

Consumer Staples — 7.1%
	Food & Staples Retailing — 2.7%
111	CVS Health Corp.	10,748
937	Kroger Co. (The)	33,787

		44,535

	Food Products — 2.7%
764	Archer-Daniels-Midland Co.	31,676
101	Bunge Ltd.	7,432
293	Pilgrim’s Pride Corp.	6,095

		45,203

	Household Products — 0.4%
187	Energizer Holdings, Inc.	7,239

	Personal Products — 1.3%
57	Edgewell Personal Care Co.	4,659
194	Herbalife Ltd. (a)	10,546
147	Nu Skin Enterprises, Inc., Class A	6,052

		21,257

	Total Consumer Staples	118,234

	Energy — 12.2%
	Energy Equipment & Services — 4.1%
75	Baker Hughes, Inc.	3,892
200	Cameron International Corp. (a)	12,276
685	Ensco plc, (United Kingdom), Class A	9,638
175	FMC Technologies, Inc. (a)	5,419
145	Frank’s International N.V., (Netherlands)	2,226
335	National Oilwell Varco, Inc.	12,609
969	Noble Corp. plc, (United Kingdom)	10,572
106	Schlumberger Ltd.	7,290
920	Seadrill Ltd., (Bermuda) (a)	5,425

		69,347

	Oil, Gas & Consumable Fuels — 8.1%
162	Chevron Corp.	12,814
346	ConocoPhillips	16,599
148	Devon Energy Corp.	5,500
45	Exxon Mobil Corp.	3,353
407	Marathon Oil Corp.	6,266
396	Marathon Petroleum Corp.	18,342
513	Oasis Petroleum, Inc. (a)	4,454
420	Occidental Petroleum Corp.	27,757
651	Valero Energy Corp.	39,095
232	WPX Energy, Inc. (a)	1,533

		135,713

	Total Energy	205,060

Financials — 28.4%
	Banks — 11.4%
2,826	Bank of America Corp.	44,034
1,069	Citigroup, Inc.	53,027
855	KeyCorp	11,129
86	PNC Financial Services Group, Inc. (The)	7,696
116	Popular, Inc., (Puerto Rico)	3,516
42	U.S. Bancorp	1,722
1,366	Wells Fargo & Co.	70,142

		191,266

	Capital Markets — 2.4%
111	Ameriprise Financial, Inc.	12,146
100	Goldman Sachs Group, Inc. (The)	17,419
112	Legg Mason, Inc.	4,673
184	Morgan Stanley	5,796

		40,034

	Consumer Finance — 1.3%
406	Discover Financial Services	21,118

	Diversified Financial Services — 1.3%
114	MSCI, Inc.	6,802
376	Voya Financial, Inc.	14,570

		21,372

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Insurance — 8.1%
398	Allstate Corp. (The)	23,197
211	Aspen Insurance Holdings Ltd., (Bermuda)	9,796
266	Axis Capital Holdings Ltd., (Bermuda)	14,268
85	Everest Re Group Ltd., (Bermuda)	14,769
329	Hartford Financial Services Group, Inc. (The)	15,039
279	Lincoln National Corp.	13,232
29	PartnerRe Ltd., (Bermuda)	4,079
314	Prudential Financial, Inc.	23,960
32	Travelers Cos., Inc. (The)	3,215
315	Validus Holdings Ltd., (Bermuda)	14,183

		135,738

	Real Estate Investment Trusts (REITs) — 2.4%
295	American Capital Agency Corp.	5,515
319	Annaly Capital Management, Inc.	3,147
128	Equity Commonwealth (a)	3,488
212	Hospitality Properties Trust	5,413
233	NorthStar Realty Finance Corp.	2,882
406	Piedmont Office Realty Trust, Inc., Class A	7,270
399	RLJ Lodging Trust	10,085
38	Vornado Realty Trust	3,400

		41,200

	Real Estate Management & Development — 1.5%
388	CBRE Group, Inc., Class A (a)	12,407
86	Jones Lang LaSalle, Inc.	12,321

		24,728

	Total Financials	475,456

Health Care — 12.0%
	Biotechnology — 2.3%
32	Amgen, Inc.	4,468
271	Gilead Sciences, Inc.	26,600
63	United Therapeutics Corp. (a)	8,268

		39,336

	Health Care Equipment & Supplies — 1.0%
254	Alere, Inc. (a)	12,225
96	Hologic, Inc. (a)	3,737

		15,962

	Health Care Providers & Services — 4.7%
92	Anthem, Inc.	12,838
72	Cardinal Health, Inc.	5,531
23	Centene Corp. (a)	1,226
106	Cigna Corp.	14,285
136	Express Scripts Holding Co. (a)	10,978
218	Health Net, Inc. (a)	13,098
95	Humana, Inc.	16,951
66	Molina Healthcare, Inc. (a)	4,544

		79,451

	Pharmaceuticals — 4.0%
2,121	Pfizer, Inc.	66,615

	Total Health Care	201,364

Industrials — 10.4%
	Aerospace & Defense — 5.5%
170	Curtiss-Wright Corp.	10,624
264	General Dynamics Corp.	36,378
195	Northrop Grumman Corp.	32,277
275	Spirit AeroSystems Holdings, Inc., Class A (a)	13,303

		92,582

	Airlines — 1.6%
40	Alaska Air Group, Inc.	3,138
533	Delta Air Lines, Inc.	23,907

		27,045

	Commercial Services & Supplies — 1.0%
565	Pitney Bowes, Inc.	11,205
359	R.R. Donnelley & Sons Co.	5,233

		16,438

	Construction & Engineering — 0.5%
338	AECOM (a)	9,290

	Machinery — 1.8%
59	Deere & Co.	4,366
305	Illinois Tool Works, Inc.	25,138

		29,504

	Total Industrials	174,859

Information Technology — 11.4%
	Communications Equipment — 2.3%
591	Cisco Systems, Inc.	15,514
523	Juniper Networks, Inc.	13,436
181	QUALCOMM, Inc.	9,725

		38,675

	Internet Software & Services — 0.4%
104	VeriSign, Inc. (a)	7,331

	IT Services — 3.1%
137	Amdocs Ltd.	7,781
218	Computer Sciences Corp.	13,381
399	CoreLogic, Inc. (a)	14,862

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — continued
84	International Business Machines Corp.	12,177
47	Leidos Holdings, Inc.	1,950
90	Western Union Co. (The)	1,660

		51,811

	Semiconductors & Semiconductor Equipment — 1.5%
146	Intel Corp.	4,404
132	Lam Research Corp.	8,643
793	Micron Technology, Inc. (a)	11,882

		24,929

	Software — 1.4%
544	Oracle Corp.	19,642
355	Rovi Corp. (a)	3,728

		23,370

	Technology Hardware, Storage & Peripherals — 2.7%
301	Apple, Inc.	33,167
214	SanDisk Corp.	11,643

		44,810

	Total Information Technology	190,926

Materials — 3.3%
	Chemicals — 1.8%
348	LyondellBasell Industries N.V., Class A	29,001

	Containers & Packaging — 0.8%
295	Sealed Air Corp.	13,820

	Paper & Forest Products — 0.7%
89	Domtar Corp., (Canada)	3,178
224	International Paper Co.	8,477

		11,655

	Total Materials	54,476

Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.6%
496	AT&T, Inc.	16,147
407	CenturyLink, Inc.	10,219

	Total Telecommunication Services	26,366

Utilities — 5.8%
	Electric Utilities — 3.4%
490	American Electric Power Co., Inc.	27,838
210	Entergy Corp.	13,671
161	NextEra Energy, Inc.	15,696

		57,205

	Gas Utilities — 0.9%
445	UGI Corp.	15,511

	Independent Power & Renewable Electricity Producers — 0.6%
930	AES Corp.	9,107

	Multi-Utilities — 0.9%
361	Public Service Enterprise Group, Inc.	15,232

	Total Utilities	97,055

	Total Common Stocks (Cost $1,493,032)	1,631,016

Short-Term Investment — 4.5%
	Investment Company — 4.5%
75,131	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $75,131)	75,131

	Total Investments — 101.9% (Cost $1,568,163)	1,706,147
	Liabilities in Excess of Other Assets — (1.9)% (c)	(32,535)

	NET ASSETS — 100.0%	$1,673,612

Percentages indicated are based on net assets.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
428	E-mini S&P 500	12/18/15	USD	$40,846	$(775)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P.Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$253,317
Aggregate gross unrealized depreciation	(115,333)

Net unrealized appreciation/depreciation	$137,984

Federal income tax cost of investments	$1,568,163

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,706,147	$—	$—	$1,706,147

Depreciation in Other Financial Instruments
Futures Contracts	$(775)	$—	$—	$(775)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.5%
Consumer Discretionary — 19.3%
	Automobiles — 0.5%
58	Tesla Motors, Inc. (a)	14,432

	Distributors — 0.5%
170	Genuine Parts Co.	14,092

	Hotels, Restaurants & Leisure — 2.3%
1,066	Hilton Worldwide Holdings, Inc.	24,447
165	Marriott International, Inc., Class A	11,265
432	Norwegian Cruise Line Holdings Ltd. (a)	24,764
127	Starwood Hotels & Resorts Worldwide, Inc.	8,417

		68,893

	Household Durables — 2.9%
335	Jarden Corp. (a)	16,394
324	Mohawk Industries, Inc. (a)	58,986
395	Toll Brothers, Inc. (a)	13,531

		88,911

	Internet & Catalog Retail — 1.4%
188	Expedia, Inc.	22,177
132	Netflix, Inc. (a)	13,610
109	TripAdvisor, Inc. (a)	6,850

		42,637

	Media — 1.3%
196	CBS Corp. (Non-Voting), Class B	7,827
264	DISH Network Corp., Class A (a)	15,382
472	TEGNA, Inc.	10,578
357	Time, Inc.	6,802

		40,589

	Multiline Retail — 2.5%
275	Big Lots, Inc.	13,192
415	Dollar General Corp.	30,084
450	Kohl’s Corp.	20,839
185	Nordstrom, Inc.	13,249

		77,364

	Specialty Retail — 6.8%
28	AutoZone, Inc. (a)	20,529
274	Bed Bath & Beyond, Inc. (a)	15,621
522	Best Buy Co., Inc.	19,366
378	GameStop Corp., Class A	15,577
520	Gap, Inc. (The)	14,823
316	GNC Holdings, Inc., Class A	12,789
87	O’Reilly Automotive, Inc. (a)	21,725
208	Tiffany & Co.	16,082
183	Tractor Supply Co.	15,388
171	Ulta Salon Cosmetics & Fragrance, Inc. (a)	27,966
468	Urban Outfitters, Inc. (a)	13,762
167	Williams-Sonoma, Inc.	12,779

		206,407

	Textiles, Apparel & Luxury Goods — 1.1%
401	Gildan Activewear, Inc., (Canada)	12,084
132	PVH Corp.	13,469
106	V.F. Corp.	7,245

		32,798

	Total Consumer Discretionary	586,123

Consumer Staples — 4.4%
	Beverages — 1.9%
110	Constellation Brands, Inc., Class A	13,800
188	Dr. Pepper Snapple Group, Inc.	14,874
210	Monster Beverage Corp. (a)	28,420

		57,094

	Food & Staples Retailing — 1.5%
593	Kroger Co. (The)	21,400
1,993	Rite Aid Corp. (a)	12,097
585	Sprouts Farmers Market, Inc. (a)	12,337

		45,834

	Food Products — 0.5%
152	Hershey Co. (The)	13,924

	Household Products — 0.2%
161	Energizer Holdings, Inc.	6,229

	Personal Products — 0.3%
132	Edgewell Personal Care Co.	10,734

	Total Consumer Staples	133,815

Energy — 3.5%
	Oil, Gas & Consumable Fuels — 3.5%
818	Columbia Pipeline Group, Inc.	14,967
202	Concho Resources, Inc. (a)	19,896
508	Energen Corp.	25,323
335	EQT Corp.	21,717
263	PBF Energy, Inc., Class A	7,432
283	Range Resources Corp.	9,074
736	Southwestern Energy Co. (a)	9,335

	Total Energy	107,744

Financials — 20.8%
	Banks — 4.5%
507	Citizens Financial Group, Inc.	12,086
126	City National Corp.	11,085
392	East West Bancorp, Inc.	15,061

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
1,083	Fifth Third Bancorp	20,486
175	First Republic Bank	10,988
556	Huntington Bancshares, Inc.	5,890
136	M&T Bank Corp.	16,619
157	Signature Bank (a)	21,556
515	SunTrust Banks, Inc.	19,693
170	Zions Bancorporation	4,690

		138,154

	Capital Markets — 3.9%
123	Affiliated Managers Group, Inc. (a)	21,066
164	Ameriprise Financial, Inc.	17,845
381	Invesco Ltd.	11,906
422	Lazard Ltd., (Bermuda), Class A	18,286
169	Legg Mason, Inc.	7,047
153	Northern Trust Corp.	10,454
225	T. Rowe Price Group, Inc.	15,628
488	TD Ameritrade Holding Corp.	15,525

		117,757

	Consumer Finance — 0.4%
534	Ally Financial, Inc. (a)	10,878

	Diversified Financial Services — 1.4%
284	McGraw Hill Financial, Inc.	24,600
172	Moody’s Corp.	16,871

		41,471

	Insurance — 4.5%
23	Alleghany Corp. (a)	10,539
125	Chubb Corp. (The)	15,321
425	Hartford Financial Services Group, Inc. (The)	19,447
641	Loews Corp.	23,158
395	Marsh & McLennan Cos., Inc.	20,606
311	Old Republic International Corp.	4,864
215	Progressive Corp. (The)	6,602
433	Unum Group	13,904
120	W.R. Berkley Corp.	6,533
462	XL Group plc, (Ireland)	16,792

		137,766

	Real Estate Investment Trusts (REITs) — 4.8%
275	American Campus Communities, Inc.	9,978
275	American Homes 4 Rent, Class A	4,430
106	AvalonBay Communities, Inc.	18,447
85	Boston Properties, Inc.	10,030
553	Brixmor Property Group, Inc.	12,989
539	General Growth Properties, Inc.	13,997
208	HCP, Inc.	7,763
701	Kimco Realty Corp.	17,114
338	Outfront Media, Inc.	7,039
393	Rayonier, Inc.	8,665
160	Regency Centers Corp.	9,951
178	Vornado Realty Trust	16,101
413	Weyerhaeuser Co.	11,301

		147,805

	Real Estate Management & Development — 1.1%
1,005	CBRE Group, Inc., Class A (a)	32,144

	Thrifts & Mortgage Finance — 0.2%
602	Hudson City Bancorp, Inc.	6,124

	Total Financials	632,099

Health Care — 10.0%
	Biotechnology — 1.3%
169	BioMarin Pharmaceutical, Inc. (a)	17,757
35	Incyte Corp. (a)	3,862
42	Intercept Pharmaceuticals, Inc. (a)	6,966
99	Vertex Pharmaceuticals, Inc. (a)	10,310

		38,895

	Health Care Equipment & Supplies — 0.7%
18	Insulet Corp. (a)	456
222	Sirona Dental Systems, Inc. (a)	20,731

		21,187

	Health Care Providers & Services — 5.6%
291	Acadia Healthcare Co., Inc. (a)	19,258
170	AmerisourceBergen Corp.	16,165
722	Brookdale Senior Living, Inc. (a)	16,577
146	Cigna Corp.	19,666
644	Envision Healthcare Holdings, Inc. (a)	23,696
79	Henry Schein, Inc. (a)	10,427
242	Humana, Inc.	43,337
360	Premier, Inc., Class A (a)	12,384
68	Universal Health Services, Inc., Class B	8,493

		170,003

	Health Care Technology — 0.5%
347	Inovalon Holdings, Inc., Class A (a)	7,232
432	Veeva Systems, Inc., Class A (a)	10,109

		17,341

	Life Sciences Tools & Services — 0.7%
117	Illumina, Inc. (a)	20,497

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — 1.2%
368	Horizon Pharma plc (a)	7,284
104	Jazz Pharmaceuticals plc, (Ireland) (a)	13,865
45	Perrigo Co. plc, (Ireland)	7,077
52	Valeant Pharmaceuticals International, Inc. (a)	9,240

		37,466

	Total Health Care	305,389

Industrials — 12.4%
	Airlines — 1.0%
685	Delta Air Lines, Inc.	30,722

	Building Products — 2.2%
226	A.O. Smith Corp.	14,752
669	Fortune Brands Home & Security, Inc.	31,766
180	Lennox International, Inc.	20,354

		66,872

	Commercial Services & Supplies — 1.3%
160	Stericycle, Inc. (a)	22,269
373	Waste Connections, Inc.	18,140

		40,409

	Electrical Equipment — 2.6%
184	Acuity Brands, Inc.	32,272
275	AMETEK, Inc.	14,370
180	Hubbell, Inc., Class B	15,260
168	Regal Beloit Corp.	9,479
174	SolarCity Corp. (a)	7,444

		78,825

	Industrial Conglomerates — 1.4%
478	Carlisle Cos., Inc.	41,735

	Machinery — 1.7%
228	IDEX Corp.	16,243
162	Middleby Corp. (The) (a)	17,072
360	Rexnord Corp. (a)	6,114
91	Snap-on, Inc.	13,704

		53,133

	Professional Services — 0.5%
168	Equifax, Inc.	16,343

	Trading Companies & Distributors — 1.7%
549	HD Supply Holdings, Inc. (a)	15,710
254	MSC Industrial Direct Co., Inc., Class A	15,513
160	Watsco, Inc.	18,986

		50,209

	Total Industrials	378,248

Information Technology — 17.2%
	Communications Equipment — 2.6%
251	Arista Networks, Inc. (a)	15,359
640	Ciena Corp. (a)	13,267
278	CommScope Holding Co., Inc. (a)	8,356
307	Harris Corp.	22,464
107	Palo Alto Networks, Inc. (a)	18,318

		77,764

	Electronic Equipment, Instruments & Components — 2.6%
763	Amphenol Corp., Class A	38,880
436	Arrow Electronics, Inc. (a)	24,116
172	Fitbit, Inc., Class A (a)	6,471
110	Zebra Technologies Corp., Class A (a)	8,451

		77,918

	Internet Software & Services — 0.8%
110	CoStar Group, Inc. (a)	19,019
258	Pandora Media, Inc. (a)	5,514

		24,533

	IT Services — 2.9%
94	Alliance Data Systems Corp. (a)	24,396
214	Gartner, Inc. (a)	17,919
401	Jack Henry & Associates, Inc.	27,926
594	VeriFone Systems, Inc. (a)	16,458

		86,699

	Semiconductors & Semiconductor Equipment — 4.1%
244	Analog Devices, Inc.	13,784
960	Applied Materials, Inc.	14,100
99	Avago Technologies Ltd., (Singapore)	12,339
146	KLA-Tencor Corp.	7,279
208	Lam Research Corp.	13,569
363	NXP Semiconductors N.V., (Netherlands) (a)	31,589
176	Skyworks Solutions, Inc.	14,821
436	Xilinx, Inc.	18,486

		125,967

	Software — 4.2%
395	Electronic Arts, Inc. (a)	26,775
332	Guidewire Software, Inc. (a)	17,457
296	Mobileye N.V., (Israel) (a)	13,444

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — continued
242	ServiceNow, Inc. (a)	16,772
183	Splunk, Inc. (a)	10,118
508	Synopsys, Inc. (a)	23,469
103	Tableau Software, Inc., Class A (a)	8,241
186	Workday, Inc., Class A (a)	12,815

		129,091

	Total Information Technology	521,972

Materials — 4.3%
	Chemicals — 1.9%
189	Airgas, Inc.	16,876
174	Albemarle Corp.	7,673
151	Sherwin-Williams Co. (The)	33,720

		58,269

	Construction Materials — 0.9%
246	Eagle Materials, Inc.	16,838
119	Vulcan Materials Co.	10,633

		27,471

	Containers & Packaging — 1.5%
192	Ball Corp.	11,972
358	Silgan Holdings, Inc.	18,646
306	WestRock Co.	15,758

		46,376

	Total Materials	132,116

Utilities — 4.6%
	Electric Utilities — 1.6%
231	Edison International	14,588
451	Westar Energy, Inc.	17,325
499	Xcel Energy, Inc.	17,663

		49,576

	Gas Utilities — 1.0%
197	National Fuel Gas Co.	9,835
1,039	Questar Corp.	20,158

		29,993

	Multi-Utilities — 2.0%
1,081	CenterPoint Energy, Inc.	19,507
484	CMS Energy Corp.	17,094
102	Sempra Energy	9,894
285	WEC Energy Group, Inc.	14,897

		61,392

	Total Utilities	140,961

	Total Common Stocks (Cost $2,436,034)	2,938,467

Short-Term Investment — 3.1%
	Investment Company — 3.1%
93,936	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $93,936)	93,936

	Total Investments — 99.6% (Cost $2,529,970)	3,032,403
	Other Assets in Excess of Liabilities — 0.4%	11,349

	NET ASSETS — 100.0%	$3,043,752

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$635,357
Aggregate gross unrealized depreciation	(132,924)

Net unrealized appreciation/depreciation	$502,433

Federal income tax cost of investments	$2,529,970

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,032,403	$—	$—	$3,032,403

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no significant transfers among any levels during the period ended September 30, 2015.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.2%
Consumer Discretionary — 12.6%
	Auto Components — 1.8%
203	Cooper Tire & Rubber Co.	8,021
18	Horizon Global Corp. (a)	160
55	Stoneridge, Inc. (a)	675
188	Tower International, Inc. (a)	4,464

		13,320

	Diversified Consumer Services — 0.3%
9	Capella Education Co.	451
105	K12, Inc. (a)	1,306

		1,757

	Hotels, Restaurants & Leisure — 1.8%
75	Bloomin’ Brands, Inc.	1,365
5	Bojangles’, Inc. (a)	86
93	Carrols Restaurant Group, Inc. (a)	1,107
15	Dave & Buster’s Entertainment, Inc. (a)	579
8	Fogo De Chao, Inc. (a)	117
92	Isle of Capri Casinos, Inc. (a)	1,611
59	Jack in the Box, Inc.	4,561
201	Ruth’s Hospitality Group, Inc.	3,264
35	Sonic Corp.	808

		13,498

	Household Durables — 1.8%
92	Helen of Troy Ltd., (Bermuda) (a)	8,242
24	Jarden Corp. (a)	1,180
67	KB Home	905
14	Libbey, Inc.	440
26	Lifetime Brands, Inc.	367
10	NACCO Industries, Inc., Class A	452
124	Skullcandy, Inc. (a)	684
25	Universal Electronics, Inc. (a)	1,055

		13,325

	Leisure Products — 0.2%
42	MCBC Holdings, Inc. (a)	543
66	Nautilus, Inc. (a)	992

		1,535

	Media — 1.8%
281	E.W. Scripps Co. (The), Class A	4,972
296	Gray Television, Inc. (a)	3,774
23	Journal Media Group, Inc.	174
45	Nexstar Broadcasting Group, Inc., Class A	2,121
77	Sinclair Broadcast Group, Inc., Class A	1,955

		12,996

	Multiline Retail — 0.0% (g)
13	Ollie’s Bargain Outlet Holdings, Inc. (a)	205

	Specialty Retail — 4.4%
46	Barnes & Noble Education, Inc. (a)	582
73	Barnes & Noble, Inc.	878
104	Caleres, Inc.	3,178
67	Cato Corp. (The), Class A	2,287
87	Children’s Place, Inc. (The)	5,040
45	Citi Trends, Inc.	1,052
201	Express, Inc. (a)	3,594
50	Kirkland’s, Inc.	1,075
53	Lithia Motors, Inc., Class A	5,741
743	Office Depot, Inc. (a)	4,771
50	Outerwall, Inc.	2,852
21	Party City Holdco, Inc. (a)	327
97	Tilly’s, Inc., Class A (a)	715

		32,092

	Textiles, Apparel & Luxury Goods — 0.5%
58	G-III Apparel Group Ltd. (a)	3,546

	Total Consumer Discretionary	92,274

Consumer Staples — 3.6%
	Food & Staples Retailing — 1.8%
49	Andersons, Inc. (The)	1,679
711	Rite Aid Corp. (a)	4,318
15	Smart & Final Stores, Inc. (a)	234
200	SpartanNash Co.	5,176
191	SUPERVALU, Inc. (a)	1,368
15	Village Super Market, Inc., Class A	359

		13,134

	Food Products — 1.3%
51	Amplify Snack Brands, Inc. (a)	544
36	Blue Buffalo Pet Products, Inc. (a)	648
124	Dean Foods Co.	2,047
137	Pilgrim’s Pride Corp.	2,855
51	Pinnacle Foods, Inc.	2,153
17	Sanderson Farms, Inc.	1,132

		9,379

	Personal Products — 0.5%
27	Revlon, Inc., Class A (a)	795
21	USANA Health Sciences, Inc. (a)	2,828

		3,623

	Total Consumer Staples	26,136

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Energy — 2.9%
	Energy Equipment & Services — 0.8%
106	Atwood Oceanics, Inc.	1,573
313	Helix Energy Solutions Group, Inc. (a)	1,498
67	Matrix Service Co. (a)	1,505
33	PHI, Inc. (a)	615
16	Pioneer Energy Services Corp. (a)	34
64	Superior Energy Services, Inc.	812

		6,037

	Oil, Gas & Consumable Fuels — 2.1%
193	Abraxas Petroleum Corp. (a)	247
72	Callon Petroleum Co. (a)	524
69	Carrizo Oil & Gas, Inc. (a)	2,107
63	Delek U.S. Holdings, Inc.	1,751
29	Energy XXI Ltd.	31
155	Green Plains, Inc.	3,011
47	Jones Energy, Inc., Class A (a)	223
216	Pacific Ethanol, Inc. (a)	1,402
196	Renewable Energy Group, Inc. (a)	1,626
6	REX American Resources Corp. (a)	299
90	Stone Energy Corp. (a)	446
49	TransAtlantic Petroleum Ltd. (a)	125
668	Triangle Petroleum Corp. (a)	949
50	Western Refining, Inc.	2,197
15	World Fuel Services Corp.	526

		15,464

	Total Energy	21,501

Financials — 24.2%
	Banks — 9.0%
75	Banc of California, Inc.	920
67	BBCN Bancorp, Inc.	1,003
15	BNC Bancorp	338
39	Cathay General Bancorp	1,177
9	Community Trust Bancorp, Inc.	306
8	ConnectOne Bancorp, Inc.	155
92	Customers Bancorp, Inc. (a)	2,368
145	East West Bancorp, Inc.	5,578
88	Fidelity Southern Corp.	1,866
24	Financial Institutions, Inc.	592
24	First Business Financial Services, Inc.	555
113	First Commonwealth Financial Corp.	1,031
29	First Community Bancshares, Inc.	517
24	First Financial Bancorp	462
22	First Merchants Corp.	582
46	First NBC Bank Holding Co. (a)	1,601
170	FirstMerit Corp.	2,997
249	Fulton Financial Corp.	3,014
165	Hanmi Financial Corp.	4,157
67	Hilltop Holdings, Inc. (a)	1,329
658	Huntington Bancshares, Inc.	6,974
6	IBERIABANK Corp.	326
21	MainSource Financial Group, Inc.	426
5	National Bankshares, Inc.	143
15	NBT Bancorp, Inc.	407
122	PacWest Bancorp	5,206
49	Pinnacle Financial Partners, Inc.	2,401
198	Popular, Inc., (Puerto Rico)	5,980
52	Preferred Bank	1,643
25	PrivateBancorp, Inc.	954
8	Prosperity Bancshares, Inc.	373
28	Sierra Bancorp	447
65	Southwest Bancorp, Inc.	1,072
11	Stonegate Bank	337
7	SVB Financial Group (a)	820
77	TriCo Bancshares	1,894
74	TriState Capital Holdings, Inc. (a)	923
30	Triumph Bancorp, Inc. (a)	504
13	WesBanco, Inc.	418
21	West Bancorporation, Inc.	398
325	Wilshire Bancorp, Inc.	3,413
10	Yadkin Financial Corp.	208

		65,815

	Capital Markets — 0.9%
17	Arlington Asset Investment Corp., Class A	240
327	BGC Partners, Inc., Class A	2,684
113	Cowen Group, Inc., Class A (a)	514
16	Evercore Partners, Inc., Class A	794
7	INTL. FCStone, Inc. (a)	173
42	Investment Technology Group, Inc.	560
6	Oppenheimer Holdings, Inc., Class A	112
20	Piper Jaffray Cos. (a)	727
23	Stifel Financial Corp. (a)	964

		6,768

	Consumer Finance — 0.6%
86	Cash America International, Inc.	2,406
48	Encore Capital Group, Inc. (a)	1,761

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — continued
17	Nelnet, Inc., Class A	578

		4,745

	Diversified Financial Services — 0.1%
9	MarketAxess Holdings, Inc.	799

	Insurance — 2.9%
145	American Equity Investment Life Holding Co.	3,373
37	Aspen Insurance Holdings Ltd., (Bermuda)	1,706
56	Atlas Financial Holdings, Inc. (a)	1,036
250	CNO Financial Group, Inc.	4,704
13	Crawford & Co., Class B	72
31	HCI Group, Inc.	1,194
9	Horace Mann Educators Corp.	289
139	Maiden Holdings Ltd., (Bermuda)	1,922
17	National General Holdings Corp.	336
18	Selective Insurance Group, Inc.	562
59	Stewart Information Services Corp.	2,418
41	Symetra Financial Corp.	1,307
20	United Fire Group, Inc.	701
45	Universal Insurance Holdings, Inc.	1,341
6	Validus Holdings Ltd., (Bermuda)	273

		21,234

	Real Estate Investment Trusts (REITs) — 8.7%
5	Agree Realty Corp.	149
59	American Assets Trust, Inc.	2,390
22	American Campus Communities, Inc.	804
429	Anworth Mortgage Asset Corp.	2,120
48	Armada Hoffler Properties, Inc.	471
80	Ashford Hospitality Prime, Inc.	1,128
495	Ashford Hospitality Trust, Inc.	3,018
98	Bluerock Residential Growth REIT, Inc.	1,172
347	Capstead Mortgage Corp.	3,433
143	Chambers Street Properties	926
45	Chatham Lodging Trust	967
39	Chesapeake Lodging Trust	1,019
58	CoreSite Realty Corp.	2,999
114	Cousins Properties, Inc.	1,048
40	CyrusOne, Inc.	1,300
36	DCT Industrial Trust, Inc.	1,225
48	DDR Corp.	735
81	DiamondRock Hospitality Co.	895
39	Education Realty Trust, Inc.	1,297
227	First Industrial Realty Trust, Inc.	4,764
16	Franklin Street Properties Corp.	172
100	GEO Group, Inc. (The)	2,968
27	Government Properties Income Trust	427
8	Home Properties, Inc.	583
29	Hudson Pacific Properties, Inc.	835
31	LaSalle Hotel Properties	883
6	Mid-America Apartment Communities, Inc.	494
16	Parkway Properties, Inc.	254
39	Pebblebrook Hotel Trust	1,386
30	Pennsylvania Real Estate Investment Trust	595
107	Potlatch Corp.	3,078
20	PS Business Parks, Inc.	1,619
82	RAIT Financial Trust	407
14	Ramco-Gershenson Properties Trust	216
101	Redwood Trust, Inc.	1,403
193	Retail Opportunity Investments Corp.	3,197
105	RLJ Lodging Trust	2,656
45	Silver Bay Realty Trust Corp.	714
156	Strategic Hotels & Resorts, Inc. (a)	2,153
371	Summit Hotel Properties, Inc.	4,332
7	Sun Communities, Inc.	481
181	Sunstone Hotel Investors, Inc.	2,397
30	UMH Properties, Inc.	276
8	WP GLIMCHER, Inc.	99

		63,485

	Real Estate Management & Development — 0.2%
43	Alexander & Baldwin, Inc.	1,483

	Thrifts & Mortgage Finance — 1.8%
12	BofI Holding, Inc. (a)	1,533
200	Flagstar Bancorp, Inc. (a)	4,106
203	HomeStreet, Inc. (a)	4,692
12	Meta Financial Group, Inc.	505
43	PennyMac Financial Services, Inc., Class A (a)	683
43	Walker & Dunlop, Inc. (a)	1,108
9	Washington Federal, Inc.	205

		12,832

	Total Financials	177,161

Health Care — 14.9%
	Biotechnology — 6.4%
16	Acceleron Pharma, Inc. (a)	391

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
216	Achillion Pharmaceuticals, Inc. (a)	1,490
61	Acorda Therapeutics, Inc. (a)	1,617
3	Adamas Pharmaceuticals, Inc. (a)	57
33	Aduro Biotech, Inc. (a)	637
2	Agios Pharmaceuticals, Inc. (a)	120
86	Applied Genetic Technologies Corp. (a)	1,130
185	ARIAD Pharmaceuticals, Inc. (a)	1,080
35	Atara Biotherapeutics, Inc. (a)	1,113
105	aTyr Pharma, Inc. (a)	1,075
6	Avalanche Biotechnologies, Inc. (a)	46
55	Bellicum Pharmaceuticals, Inc. (a)	804
28	BioCryst Pharmaceuticals, Inc. (a)	314
26	Bluebird Bio, Inc. (a)	2,199
19	Blueprint Medicines Corp. (a)	408
118	Cara Therapeutics, Inc. (a)	1,692
358	Catalyst Pharmaceuticals, Inc. (a)	1,075
112	Celldex Therapeutics, Inc. (a)	1,179
42	Chiasma, Inc. (a)	841
28	Clovis Oncology, Inc. (a)	2,602
57	Coherus Biosciences, Inc. (a)	1,136
30	Dicerna Pharmaceuticals, Inc. (a)	245
35	Dyax Corp. (a)	662
40	Dynavax Technologies Corp. (a)	974
65	Esperion Therapeutics, Inc. (a)	1,531
284	Exelixis, Inc. (a)	1,592
21	FibroGen, Inc. (a)	463
54	Global Blood Therapeutics, Inc. (a)	2,285
11	Immune Design Corp. (a)	131
170	Infinity Pharmaceuticals, Inc. (a)	1,433
91	Insmed, Inc. (a)	1,682
4	Karyopharm Therapeutics, Inc. (a)	42
48	Kite Pharma, Inc. (a)	2,673
39	MacroGenics, Inc. (a)	844
31	NantKwest, Inc. (a)	352
28	Natera, Inc. (a)	308
85	Nivalis Therapeutics, Inc. (a)	1,106
288	Oncothyreon, Inc. (a)	790
4	Ophthotech Corp. (a)	162
21	Puma Biotechnology, Inc. (a)	1,545
4	Sage Therapeutics, Inc. (a)	161
7	Seres Therapeutics, Inc. (a)	216
174	Synergy Pharmaceuticals, Inc. (a)	922
228	Threshold Pharmaceuticals, Inc. (a)	930
40	Tokai Pharmaceuticals, Inc. (a)	415
25	Ultragenyx Pharmaceutical, Inc. (a)	2,360
121	Vitae Pharmaceuticals, Inc. (a)	1,332
38	Xencor, Inc. (a)	462
9	Zafgen, Inc. (a)	281

		46,905

	Health Care Equipment & Supplies — 3.1%
38	ConforMIS, Inc. (a)	679
107	Cynosure, Inc., Class A (a)	3,205
139	Greatbatch, Inc. (a)	7,865
16	ICU Medical, Inc. (a)	1,785
75	Inogen, Inc. (a)	3,641
69	Insulet Corp. (a)	1,777
58	NuVasive, Inc. (a)	2,817
6	Penumbra, Inc. (a)	229
40	Sientra, Inc. (a)	408

		22,406

	Health Care Providers & Services — 3.5%
68	Amsurg Corp. (a)	5,248
346	Cross Country Healthcare, Inc. (a)	4,705
137	Kindred Healthcare, Inc.	2,150
103	Molina Healthcare, Inc. (a)	7,119
50	Owens & Minor, Inc.	1,604
72	PharMerica Corp. (a)	2,056
60	Surgical Care Affiliates, Inc. (a)	1,971
26	Teladoc, Inc. (a)	586
6	WellCare Health Plans, Inc. (a)	534

		25,973

	Health Care Technology — 0.2%
242	Merge Healthcare, Inc. (a)	1,720

	Life Sciences Tools & Services — 0.8%
154	Cambrex Corp. (a)	6,127

	Pharmaceuticals — 0.9%
54	Amphastar Pharmaceuticals, Inc. (a)	626
38	Flex Pharma, Inc. (a)	460
57	Medicines Co. (The) (a)	2,156
48	Pacira Pharmaceuticals, Inc. (a)	1,981
28	Revance Therapeutics, Inc. (a)	821
5	ZS Pharma, Inc. (a)	348

		6,392

	Total Health Care	109,523

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Industrials — 16.0%
	Aerospace & Defense — 1.8%
81	AAR Corp.	1,529
86	Cubic Corp.	3,590
7	Curtiss-Wright Corp.	412
64	Engility Holdings, Inc.	1,640
275	Vectrus, Inc. (a)	6,053

		13,224

	Air Freight & Logistics — 0.3%
56	Atlas Air Worldwide Holdings, Inc. (a)	1,946
19	Park-Ohio Holdings Corp.	537

		2,483

	Airlines — 1.8%
68	Alaska Air Group, Inc.	5,410
317	Hawaiian Holdings, Inc. (a)	7,832

		13,242

	Building Products — 1.1%
108	American Woodmark Corp. (a)	7,032
46	Gibraltar Industries, Inc. (a)	846

		7,878

	Commercial Services & Supplies — 2.7%
167	ABM Industries, Inc.	4,569
712	ACCO Brands Corp. (a)	5,031
83	ARC Document Solutions, Inc. (a)	494
20	Essendant, Inc.	662
13	Herman Miller, Inc.	372
59	Kimball International, Inc., Class B	554
234	Quad/Graphics, Inc.	2,828
146	Steelcase, Inc., Class A	2,695
19	Viad Corp.	548
76	West Corp.	1,705

		19,458

	Construction & Engineering — 0.9%
74	Argan, Inc.	2,552
72	EMCOR Group, Inc.	3,168
64	Tutor Perini Corp. (a)	1,054

		6,774

	Electrical Equipment — 1.2%
36	EnerSys	1,918
273	General Cable Corp.	3,247
17	Regal Beloit Corp.	937
221	Sunrun, Inc. (a)	2,288

		8,390

	Machinery — 2.4%
29	Barnes Group, Inc.	1,038
24	Columbus McKinnon Corp.	436
78	Federal Signal Corp.	1,066
201	Global Brass & Copper Holdings, Inc.	4,124
26	Greenbrier Cos., Inc. (The)	822
10	Hurco Cos., Inc.	268
19	Hyster-Yale Materials Handling, Inc.	1,110
37	Kadant, Inc.	1,432
517	Meritor, Inc. (a)	5,497
5	Standex International Corp.	362
48	TriMas Corp. (a)	780
91	Wabash National Corp. (a)	966

		17,901

	Marine — 0.6%
117	Matson, Inc.	4,488

	Professional Services — 2.4%
199	Barrett Business Services, Inc.	8,530
23	CRA International, Inc. (a)	499
18	Heidrick & Struggles International, Inc.	340
98	Insperity, Inc.	4,288
10	Kelly Services, Inc., Class A	136
60	RPX Corp. (a)	820
126	TrueBlue, Inc. (a)	2,838
11	VSE Corp.	457

		17,908

	Road & Rail — 0.8%
3	AMERCO	1,102
127	ArcBest Corp.	3,260
58	Swift Transportation Co. (a)	874
13	Universal Truckload Services, Inc.	199
27	YRC Worldwide, Inc. (a)	351

		5,786

	Total Industrials	117,532

Information Technology — 16.5%
	Communications Equipment — 0.9%
180	Aerohive Networks, Inc. (a)	1,078
79	Alliance Fiber Optic Products, Inc.	1,345
473	EMCORE Corp. (a)	3,218
304	Extreme Networks, Inc. (a)	1,021

		6,662

	Electronic Equipment, Instruments & Components — 2.9%
168	Benchmark Electronics, Inc. (a)	3,645

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electronic Equipment, Instruments & Components — continued
37	Fabrinet, (Thailand) (a)	678
216	Insight Enterprises, Inc. (a)	5,573
141	Kimball Electronics, Inc. (a)	1,678
13	Littelfuse, Inc.	1,139
41	Methode Electronics, Inc.	1,321
56	Newport Corp. (a)	764
316	Sanmina Corp. (a)	6,749

		21,547

	Internet Software & Services — 2.2%
87	Apigee Corp. (a)	914
210	Blucora, Inc. (a)	2,893
46	Carbonite, Inc. (a)	510
92	Cornerstone OnDemand, Inc. (a)	3,019
170	EarthLink Holdings Corp.	1,321
155	Five9, Inc. (a)	573
9	LogMeIn, Inc. (a)	627
15	Q2 Holdings, Inc. (a)	381
110	WebMD Health Corp. (a)	4,387
149	Xactly Corp. (a)	1,158

		15,783

	IT Services — 2.5%
9	Blackhawk Network Holdings, Inc. (a)	390
44	Euronet Worldwide, Inc. (a)	3,282
450	Everi Holdings, Inc. (a)	2,311
12	EVERTEC, Inc., (Puerto Rico)	215
34	Heartland Payment Systems, Inc.	2,142
148	Science Applications International Corp.	5,951
35	Sykes Enterprises, Inc. (a)	882
228	Unisys Corp. (a)	2,711

		17,884

	Semiconductors & Semiconductor Equipment — 3.3%
59	Advanced Energy Industries, Inc. (a)	1,549
38	Alpha & Omega Semiconductor Ltd. (a)	297
196	Amkor Technology, Inc. (a)	879
34	Brooks Automation, Inc.	399
484	Cypress Semiconductor Corp. (a)	4,122
71	First Solar, Inc. (a)	3,044
75	Integrated Silicon Solution, Inc.	1,608
61	IXYS Corp.	675
23	Nanometrics, Inc. (a)	273
81	OmniVision Technologies, Inc. (a)	2,132
21	Qorvo, Inc. (a)	942
106	SunEdison, Inc. (a)	764
36	Synaptics, Inc. (a)	2,993
395	Ultra Clean Holdings, Inc. (a)	2,264
388	Xcerra Corp. (a)	2,437

		24,378

	Software — 4.7%
312	AVG Technologies N.V., (Netherlands) (a)	6,781
24	Fair Isaac Corp.	2,003
183	Pegasystems, Inc.	4,513
78	Progress Software Corp. (a)	2,015
44	PTC, Inc. (a)	1,403
97	Qlik Technologies, Inc. (a)	3,550
43	Rapid7, Inc. (a)	976
127	RingCentral, Inc., Class A (a)	2,312
8	Rovi Corp. (a)	82
305	Take-Two Interactive Software, Inc. (a)	8,760
313	TeleCommunication Systems, Inc., Class A (a)	1,077
46	Zendesk, Inc. (a)	907

		34,379

	Total Information Technology	120,633

Materials — 3.0%
	Chemicals — 1.2%
69	A Schulman, Inc.	2,241
100	FutureFuel Corp.	987
6	Innospec, Inc.	265
62	Minerals Technologies, Inc.	3,005
71	OMNOVA Solutions, Inc. (a)	391
79	Trinseo S.A. (a)	1,997

		8,886

	Containers & Packaging — 0.9%
238	Graphic Packaging Holding Co.	3,044
68	WestRock Co.	3,513

		6,557

	Metals & Mining — 0.7%
152	Commercial Metals Co.	2,054
84	Schnitzer Steel Industries, Inc., Class A	1,138
75	Worthington Industries, Inc.	1,986

		5,178

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Paper & Forest Products — 0.2%
66	Boise Cascade Co. (a)	1,670

	Total Materials	22,291

Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.2%
144	8x8, Inc. (a)	1,187
36	IDT Corp., Class B	516
228	Inteliquent, Inc.	5,098
198	Ooma, Inc. (a)	1,372
52	Premiere Global Services, Inc. (a)	709

	Total Telecommunication Services	8,882

Utilities — 3.3%
	Electric Utilities — 1.5%
7	El Paso Electric Co.	258
20	Empire District Electric Co. (The)	445
33	IDACORP, Inc.	2,110
17	MGE Energy, Inc.	704
159	Portland General Electric Co.	5,893
53	Spark Energy, Inc., Class A	880
3	UIL Holdings Corp.	151
12	Westar Energy, Inc.	446

		10,887

	Gas Utilities — 0.8%
2	AGL Resources, Inc.	151
8	Chesapeake Utilities Corp.	438
19	Laclede Group, Inc. (The)	1,042
97	New Jersey Resources Corp.	2,919
16	Southwest Gas Corp.	939
10	WGL Holdings, Inc.	577

		6,066

	Independent Power & Renewable Electricity Producers — 0.9%
443	Atlantic Power Corp.	824
274	Dynegy, Inc. (a)	5,663

		6,487

	Water Utilities — 0.1%
22	American States Water Co.	915

	Total Utilities	24,355

	Total Common Stocks (Cost $647,023)	720,288

NUMBER OF RIGHTS
Rights — 0.0% (g)
Health Care — 0.0% (g)
	Life Sciences Tools & Services — 0.0% (g)
17	Furiex Pharmaceuticals, Inc., (a) (Cost $—)	168

NUMBER OF WARRANTS
Warrant — 0.0%
Financials — 0.0%
	Consumer Finance — 0.0%
2	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $—)	—

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
12,374	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $12,374)	12,374

	Total Investments — 99.9% (Cost $659,397)	732,830
	Other Assets in Excess of Liabilities — 0.1% (c)	1,060

	NET ASSETS — 100.0%	$733,890

Percentages indicated are based on net assets.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
116	E-mini Russell 2000	12/18/15	USD	$12,712	$(676)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$156,403
Aggregate gross unrealized depreciation	(82,970)

Net unrealized appreciation/depreciation	$73,433

Federal income tax cost of investments	$659,397

Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$92,274	$—	$—		$92,274
Consumer Staples	26,136	—	—		26,136
Energy	21,501	—	—		21,501
Financials	177,161	—	—		177,161
Health Care	109,523	—	—		109,523
Industrials	117,532	—	—		117,532
Information Technology	120,633	—	—		120,633
Materials	22,291	—	—		22,291
Telecommunication Services	8,882	—	—		8,882
Utilities	24,355	—	—		24,355

Total Common Stocks	720,288	—	—		720,288

Rights
Health Care	—	—	168		168
Warrant
Financials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	12,374	—	—		12,374

Total Investments in Securities	$732,662	$—	$168		$732,830

Depreciation in Other Financial Instruments
Futures Contracts	$(676)	$—	$—		$(676)

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2015.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.9%
	Consumer Discretionary — 19.4%
	Auto Components — 1.6%
1,552	Dana Holding Corp.	24,640
412	Drew Industries, Inc.	22,491

		47,131

	Distributors — 2.3%
945	Pool Corp.	68,288

	Diversified Consumer Services — 1.5%
609	Ascent Capital Group, Inc., Class A (a)	16,674
849	ServiceMaster Global Holdings, Inc. (a)	28,475

		45,149

	Hotels, Restaurants & Leisure — 3.8%
1,196	Brinker International, Inc.	62,996
725	Monarch Casino & Resort, Inc. (a)	13,020
438	Papa John’s International, Inc.	29,965
200	Zoe’s Kitchen, Inc. (a)	7,906

		113,887

	Household Durables — 2.2%
1,353	Jarden Corp. (a)	66,149

	Leisure Products — 1.4%
527	Brunswick Corp.	25,228
1,218	Malibu Boats, Inc., Class A (a)	17,021

		42,249

	Media — 3.3%
1,005	Cinemark Holdings, Inc.	32,641
1,596	E.W. Scripps Co. (The), Class A	28,208
498	Morningstar, Inc.	39,969

		100,818

	Specialty Retail — 1.7%
1,379	American Eagle Outfitters, Inc.	21,553
2,004	Chico’s FAS, Inc.	31,526

		53,079

	Textiles, Apparel & Luxury Goods — 1.6%
3,004	Crocs, Inc. (a)	38,821
721	Iconix Brand Group, Inc. (a)	9,753

		48,574

	Total Consumer Discretionary	585,324

	Consumer Staples — 3.5%
	Food Products — 1.4%
376	J&J Snack Foods Corp.	42,709

	Household Products — 2.1%
677	Spectrum Brands Holdings, Inc.	61,977

	Total Consumer Staples	104,686

	Energy — 3.1%
	Energy Equipment & Services — 1.6%
311	Dril-Quip, Inc. (a)	18,100
2,320	Patterson-UTI Energy, Inc.	30,487

		48,587

	Oil, Gas & Consumable Fuels — 1.5%
261	Cimarex Energy Co.	26,768
1,962	Laredo Petroleum, Inc. (a)	18,505

		45,273

	Total Energy	93,860

	Financials — 21.8%
	Banks — 10.1%
2,669	Associated Banc-Corp.	47,955
1,203	BankUnited, Inc.	43,005
1,513	First Financial Bancorp	28,869
1,543	First Horizon National Corp.	21,876
392	First Republic Bank	24,576
797	Glacier Bancorp, Inc.	21,030
1,317	Great Western Bancorp, Inc.	33,425
397	IBERIABANK Corp.	23,084
1,889	Umpqua Holdings Corp.	30,798
977	Western Alliance Bancorp (a)	29,993

		304,611

	Capital Markets — 4.1%
792	Eaton Vance Corp.	26,461
604	Greenhill & Co., Inc.	17,201
1,077	HFF, Inc., Class A	36,361
1,590	Janus Capital Group, Inc.	21,630
861	Moelis & Co., Class A	22,614

		124,267

	Insurance — 1.4%
878	ProAssurance Corp.	43,103

	Real Estate Investment Trusts (REITs) — 5.4%
608	EastGroup Properties, Inc.	32,915
481	Mid-America Apartment Communities, Inc.	39,341
1,214	National Retail Properties, Inc.	44,021
1,931	RLJ Lodging Trust	48,791

		165,068

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate Management & Development — 0.8%
633	Realogy Holdings Corp. (a)	23,809

	Total Financials	660,858

	Health Care — 10.1%
	Health Care Equipment & Supplies — 3.6%
837	IDEXX Laboratories, Inc. (a)	62,133
877	West Pharmaceutical Services, Inc.	47,439

		109,572

	Health Care Providers & Services — 4.9%
676	Centene Corp. (a)	36,685
1,010	Hanger, Inc. (a)	13,781
284	HealthEquity, Inc. (a)	8,384
1,000	HealthSouth Corp.	38,366
406	Magellan Health, Inc. (a)	22,528
330	WellCare Health Plans, Inc. (a)	28,411

		148,155

	Health Care Technology — 0.3%
236	Omnicell, Inc. (a)	7,325

	Pharmaceuticals — 1.3%
1,608	Catalent, Inc. (a)	39,069

	Total Health Care	304,121

	Industrials — 19.3%
	Air Freight & Logistics — 0.6%
459	Forward Air Corp.	19,028

	Commercial Services & Supplies — 6.7%
921	Brady Corp., Class A	18,116
1,293	Herman Miller, Inc.	37,283
1,043	KAR Auction Services, Inc.	37,039
311	US Ecology, Inc.	13,563
1,976	Waste Connections, Inc.	95,982

		201,983

	Electrical Equipment — 1.7%
1,010	Generac Holdings, Inc. (a)	30,388
385	Regal Beloit Corp.	21,737

		52,125

	Machinery — 7.1%
1,074	Allison Transmission Holdings, Inc.	28,667
1,092	Altra Industrial Motion Corp.	25,247
1,159	Douglas Dynamics, Inc.	23,022
729	RBC Bearings, Inc. (a)	43,518
1,454	Rexnord Corp. (a)	24,684
983	Toro Co. (The)	69,360

		214,498

	Road & Rail — 1.6%
1,167	Knight Transportation, Inc.	28,015
326	Landstar System, Inc.	20,704

		48,719

	Trading Companies & Distributors — 1.6%
579	Applied Industrial Technologies, Inc.	22,081
224	Watsco, Inc.	26,586

		48,667

	Total Industrials	585,020

	Information Technology — 10.4%
	Electronic Equipment, Instruments & Components — 1.2%
170	Anixter International, Inc. (a)	9,803
382	FEI Co.	27,910

		37,713

	Internet Software & Services — 2.0%
892	GrubHub, Inc. (a)	21,720
1,189	Q2 Holdings, Inc. (a)	29,390
354	Shutterstock, Inc. (a)	10,699

		61,809

	IT Services — 1.2%
946	CoreLogic, Inc. (a)	35,219

	Software — 6.0%
145	FactSet Research Systems, Inc.	23,204
478	Guidewire Software, Inc. (a)	25,114
364	Imperva, Inc. (a)	23,865
1,839	Monotype Imaging Holdings, Inc.	40,118
259	NetSuite, Inc. (a)	21,753
1,865	Rovi Corp. (a)	19,566
211	Splunk, Inc. (a)	11,690
106	Tyler Technologies, Inc. (a)	15,752

		181,062

	Total Information Technology	315,803

	Materials — 5.9%
	Containers & Packaging — 5.9%
992	AptarGroup, Inc.	65,455
1,216	Crown Holdings, Inc. (a)	55,638
1,088	Silgan Holdings, Inc.	56,611

	Total Materials	177,704

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Utilities — 3.4%
	Electric Utilities — 1.9%
1,551	Portland General Electric Co.	57,325

	Multi-Utilities — 1.5%
859	NorthWestern Corp.	46,244

	Total Utilities	103,569

	Total Common Stocks (Cost $2,081,698)	2,930,945

Short-Term Investment — 2.9%
	Investment Company — 2.9%
87,765	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $87,765)	87,765

	Total Investments — 99.8% (Cost $2,169,463)	3,018,710
	Other Assets in Excess of Liabilities — 0.2%	5,925

	NET ASSETS — 100.0%	$3,024,635

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,024,084
Aggregate gross unrealized depreciation	(174,837)

Net unrealized appreciation/depreciation	$849,247

Federal income tax cost of investments	$2,169,463

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,018,710	$—	$—	$3,018,710

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 45.6%
	International Equity — 15.1%
263,729	iShares MSCI EAFE ETF	15,116,946
171,190	iShares MSCI Emerging Markets ETF	5,611,608

	Total International Equity	20,728,554

	U.S. Equity — 30.5%
31,202	iShares Russell 2000 ETF	3,407,259
31,707	iShares Russell Mid-Cap ETF	4,932,341
191,085	Vanguard S&P 500 ETF	33,575,545

	Total U.S. Equity	41,915,145

	Total Exchange Traded Funds (Cost $65,915,715)	62,643,699

Investment Companies — 53.6% (b)
	Alternative Assets — 6.1%
627,149	JPMorgan Realty Income Fund, Class R5 Shares	8,397,523

	International Equity — 17.4%
409,502	JPMorgan Emerging Economies Fund, Class R5 Shares	4,320,244
235,441	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	4,442,771
368,638	JPMorgan International Equity Fund, Class R6 Shares	5,131,445
348,790	JPMorgan International Opportunities Fund, Class R6 Shares	4,855,150
273,505	JPMorgan Intrepid International Fund, Institutional Class Shares	5,117,273

	Total International Equity	23,866,883

	Money Market — 0.4%
554,163	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	554,163

	U.S. Equity — 29.7%
565,607	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	8,512,390
238,786	JPMorgan Intrepid America Fund, Class R5 Shares	8,515,100
48,031	JPMorgan Mid Cap Equity Fund, Class R6 Shares	2,083,089
855,123	JPMorgan U.S. Equity Fund, Class R6 Shares	11,638,222
132,796	JPMorgan U.S. Small Company Fund, Class R6 Shares	2,026,474
288,065	JPMorgan Value Advantage Fund, Institutional Class Shares	8,005,321

	Total U.S. Equity	40,780,596

	Total Investment Companies (Cost $77,776,744)	73,599,165

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
692,000	U.S. Treasury Note, 0.250%, 12/31/15 (Cost $692,340) (k)	692,226

	Total Investments — 99.7% (Cost $144,384,799)	136,935,090
	Other Assets in Excess of Liabilities — 0.3%	349,539

	NET ASSETS — 100.0%	$137,284,629

Percentages indicated are based on net assets.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
15	TOPIX Index	12/10/15	JPY	$1,764,890	$(59,585)
40	Dow Jones Euro STOXX 50 Index	12/18/15	EUR	1,381,553	(37,198)
2	E-mini S&P 500	12/18/15	USD	190,870	166
	Short Futures Outstanding
(3)	Hang Seng Index	10/29/15	HKD	(402,423)	3,397
(3)	S&P/Toronto 60 Index	12/17/15	CAD	(350,693)	2,366
(9)	FTSE 100 Index	12/18/15	GBP	(819,404)	8,739

					$(82,115)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$232,910
Aggregate gross unrealized depreciation	(7,682,619)

Net unrealized appreciation/depreciation	$(7,449,709)

Federal income tax cost of investments	$144,384,799

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$136,242,864	$692,226	$—	$136,935,090

Appreciation in Other Financial Instruments
Futures Contracts	$14,668	$—	$—	$14,668
Depreciation in Other Financial Instruments
Futures Contracts	$(96,783)	$—	$—	$(96,783)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 2.3%
	Fixed Income — 2.3%
527,756	iShares Barclays TIPS Bond ETF, (Cost $58,913,885)	58,417,312

Investment Companies — 97.2% (b)
	Alternative Assets — 3.0%
495,539	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	4,519,312
5,517,537	JPMorgan Realty Income Fund, Class R5 Shares	73,879,824

	Total Alternative Assets	78,399,136

	Fixed Income — 50.3%
63,280,174	JPMorgan Core Bond Fund, Class R6 Shares	743,542,049
16,765,110	JPMorgan Corporate Bond Fund, Class R6 Shares	163,124,525
7,775,311	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	59,792,138
1,440,686	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	10,603,448
6,409,295	JPMorgan Floating Rate Income Fund, Class R6 Shares	60,567,838
21,971,030	JPMorgan High Yield Fund, Class R6 Shares	155,774,606
11,877,801	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	120,203,349

	Total Fixed Income	1,313,607,953

	International Equity — 9.5%
1,712,297	JPMorgan Emerging Economies Fund, Class R5 Shares	18,064,729
1,508,935	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	28,473,595
5,263,471	JPMorgan International Equity Fund, Class R6 Shares	73,267,510
4,223,320	JPMorgan International Opportunities Fund, Class R6 Shares	58,788,607
3,799,995	JPMorgan Intrepid International Fund, Institutional Class Shares	71,097,910

	Total International Equity	249,692,351

	Money Market — 7.6%
198,403,262	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	198,403,262

	U.S. Equity — 26.8%
14,905,571	JPMorgan Disciplined Equity Fund, Class R6 Shares	324,047,116
5,942,817	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	89,439,389
2,100,192	JPMorgan Intrepid America Fund, Class R5 Shares	74,892,856
977,764	JPMorgan Mid Cap Equity Fund, Class R6 Shares	42,405,638
221,352	JPMorgan Small Cap Equity Fund, Class R5 Shares	10,182,187
876,803	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	11,889,442
453,917	JPMorgan Small Cap Value Fund, Class R6 Shares	11,334,316
3,817,057	JPMorgan U.S. Equity Fund, Class R6 Shares	51,950,141
3,075,672	JPMorgan Value Advantage Fund, Institutional Class Shares	85,472,934

	Total U.S. Equity	701,614,019

	Total Investment Companies (Cost $2,440,687,386)	2,541,716,721

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
13,398,000	U.S. Treasury Note, 0.375%, 01/31/16 (Cost $13,407,119) (k)	13,410,567

	Total Investments — 100.0% (Cost $2,513,008,390)	2,613,544,600
	Other Assets in Excess of Liabilities — 0.0% (g)	474,406

	NET ASSETS — 100.0%	$2,614,019,006

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
271	TOPIX Index	12/10/15	JPY	$31,885,675	$(1,075,797)
279	10 Year Australian Government Bond	12/15/15	AUD	25,342,896	114,798
791	Dow Jones Euro STOXX 50 Index	12/18/15	EUR	27,320,218	(857,055)
43	E-mini Russell 2000	12/18/15	USD	4,712,370	(249,916)
99	10 Year U.S. Treasury Note	12/21/15	USD	12,744,703	111,120

	Short Futures Outstanding
(102)	S&P/Toronto 60 Index	12/17/15	CAD	(11,923,567)	63,956
(361)	10 Year Canadian Government Bond	12/18/15	CAD	(38,356,081)	568,298
(230)	E-mini S&P 500	12/18/15	USD	(21,950,050)	476,043
(196)	FTSE 100 Index	12/18/15	GBP	(17,844,792)	213,234

					$(635,319)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ETF	—	Exchange Traded Fund
TIPS	—	Treasury Inflation Protected Security
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,656,272
Aggregate gross unrealized depreciation	(35,120,062)

Net unrealized appreciation/depreciation	$100,536,210

Federal income tax cost of investments	$2,513,008,390

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,600,134,033	$13,410,567	$—	$2,613,544,600

Appreciation in Other Financial Instruments
Futures Contracts	$1,547,449	$—	$—	$1,547,449
Depreciation in Other Financial Instruments
Futures Contracts	$(2,182,768)	$—	$—	$(2,182,768)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 0.8%
	Fixed Income — 0.8%
434,022	iShares Barclays TIPS Bond ETF, (Cost $48,450,272)	48,041,895

Investment Companies — 98.9% (b)
	Alternative Assets — 4.4%
516,425	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	4,709,798
19,055,881	JPMorgan Realty Income Fund, Class R5 Shares	255,158,253

	Total Alternative Assets	259,868,051

	Fixed Income — 44.9%
142,682,072	JPMorgan Core Bond Fund, Class R6 Shares	1,676,514,351
38,628,250	JPMorgan Corporate Bond Fund, Class R6 Shares	375,852,877
16,329,851	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	125,576,555
2,316,973	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	17,052,920
6,002,936	JPMorgan Floating Rate Income Fund, Class R6 Shares	56,727,742
43,598,512	JPMorgan High Yield Fund, Class R6 Shares	309,113,453
10,174,912	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	102,970,112

	Total Fixed Income	2,663,808,010

	International Equity — 14.5%
7,193,060	JPMorgan Emerging Economies Fund, Class R5 Shares	75,886,779
5,436,860	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	102,593,553
16,620,351	JPMorgan International Equity Fund, Class R6 Shares	231,355,280
14,962,397	JPMorgan International Opportunities Fund, Class R6 Shares	208,276,570
12,720,775	JPMorgan Intrepid International Fund, Institutional Class Shares	238,005,694

	Total International Equity	856,117,876

	Money Market — 1.3%
78,457,711	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	78,457,711

	U.S. Equity — 33.8%
32,409,618	JPMorgan Disciplined Equity Fund, Class R6 Shares	704,585,098
17,553,893	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	264,186,093
7,880,643	JPMorgan Intrepid America Fund, Class R5 Shares	281,023,732
3,214,461	JPMorgan Mid Cap Equity Fund, Class R6 Shares	139,411,186
719,574	JPMorgan Small Cap Equity Fund, Class R5 Shares	33,100,405
2,649,635	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	35,929,054
1,177,846	JPMorgan Small Cap Value Fund, Class R6 Shares	29,410,825
18,854,718	JPMorgan U.S. Equity Fund, Class R6 Shares	256,612,716
9,431,910	JPMorgan Value Advantage Fund, Institutional Class Shares	262,112,775

	Total U.S. Equity	2,006,371,884

	Total Investment Companies (Cost $5,652,064,102)	5,864,623,532

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
29,400,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $29,418,609)	29,427,577

	Total Investments — 100.2% (Cost $5,729,932,983)	5,942,093,004
	Liabilities in Excess of Other Assets — (0.2)%	(11,948,277)

	NET ASSETS — 100.0%	$5,930,144,727

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
612	TOPIX Index	12/10/15	JPY	$72,007,502	$(2,429,232)
630	10 Year Australian Government Bond	12/15/15	AUD	57,225,894	259,222
1,771	Dow Jones Euro STOXX 50 Index	12/18/15	EUR	61,168,275	(1,919,028)
177	E-mini Russell 2000	12/18/15	USD	19,397,430	(1,028,724)
300	E-mini S&P 500	12/18/15	USD	28,630,500	(622,251)
219	10 Year U.S. Treasury Note	12/21/15	USD	28,192,828	198,986

	Short Futures Outstanding
(230)	S&P/Toronto 60 Index	12/17/15	CAD	(26,886,474)	144,223
(816)	10 Year Canadian Government Bond	12/18/15	CAD	(86,699,618)	1,284,575
(444)	FTSE 100 Index	12/18/15	GBP	(40,423,916)	483,346

					$(3,628,883)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
ETF	—	Exchange Traded Fund
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
TIPS	—	Treasury Inflation Protected Security
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. . Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$291,542,017
Aggregate gross unrealized depreciation	(79,381,996)

Net unrealized appreciation/depreciation	$212,160,021

Federal income tax cost of investments	$5,729,932,983

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,912,665,427	$29,427,577	$—	$5,942,093,004

Appreciation in Other Financial Instruments
Futures Contracts	$2,370,352	$—	$—	$2,370,352
Depreciation in Other Financial Instruments
Futures Contracts	$(5,999,235)	$—	$—	$(5,999,235)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOIs for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.8% (b)
	Alternative Assets — 4.8%
18,818,407	JPMorgan Realty Income Fund, Class R5 Shares	251,978,465

	Fixed Income — 35.8%
104,298,360	JPMorgan Core Bond Fund, Class R6 Shares	1,225,505,732
28,581,524	JPMorgan Corporate Bond Fund, Class R6 Shares	278,098,227
12,991,904	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	99,907,738
1,742,090	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	12,821,786
35,837,931	JPMorgan High Yield Fund, Class R6 Shares	254,090,928

	Total Fixed Income	1,870,424,411

	International Equity — 17.3%
8,430,723	JPMorgan Emerging Economies Fund, Class R5 Shares	88,944,129
6,167,818	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	116,386,728
17,084,844	JPMorgan International Equity Fund, Class R6 Shares	237,821,025
16,827,158	JPMorgan International Opportunities Fund, Class R6 Shares	234,234,035
12,185,963	JPMorgan Intrepid International Fund, Institutional Class Shares	227,999,360

	Total International Equity	905,385,277

	Money Market — 1.8%
92,137,795	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	92,137,795

	U.S. Equity — 40.1%
34,138,585	JPMorgan Disciplined Equity Fund, Class R6 Shares	742,172,830
18,612,422	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	280,116,948
7,714,900	JPMorgan Intrepid America Fund, Class R5 Shares	275,113,326
3,557,430	JPMorgan Mid Cap Equity Fund, Class R6 Shares	154,285,718
651,517	JPMorgan Small Cap Equity Fund, Class R5 Shares	29,969,789
2,707,721	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	36,716,703
1,541,796	JPMorgan Small Cap Value Fund, Class R6 Shares	38,498,654
19,838,196	JPMorgan U.S. Equity Fund, Class R6 Shares	269,997,842
9,801,148	JPMorgan Value Advantage Fund, Institutional Class Shares	272,373,903

	Total U.S. Equity	2,099,245,713

	Total Investment Companies (Cost $5,151,127,390)	5,219,171,661

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.7%
35,710,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $35,732,661)	35,743,496

	Total Investments — 100.5% (Cost $5,186,860,051)	5,254,915,157
	Liabilities in Excess of Other Assets — (0.5)%	(23,821,596)

	NET ASSETS — 100.0%	$5,231,093,561

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
536	TOPIX Index	12/10/15	JPY	$63,065,394	$(2,127,950)
542	10 Year Australian Government Bond	12/15/15	AUD	49,232,436	223,013
1,637	Dow Jones Euro STOXX 50 Index	12/18/15	EUR	56,540,071	(1,773,823)
103	E-mini Russell 2000	12/18/15	USD	11,287,770	(598,636)
392	E-mini S&P 500	12/18/15	USD	37,410,520	(813,071)
210	10 Year U.S. Treasury Note	12/21/15	USD	27,034,219	190,629

	Short Futures Outstanding
(198)	S&P/Toronto 60 Index	12/17/15	CAD	(23,145,747)	124,156
(702)	10 Year Canadian Government Bond	12/18/15	CAD	(74,587,171)	1,105,112
(388)	FTSE 100 Index	12/18/15	GBP	(35,325,405)	422,416

					$(3,248,154)

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$160,755,456
Aggregate gross unrealized depreciation	(92,700,350)

Net unrealized appreciation/depreciation	$68,055,106

Federal income tax cost of investments	$5,186,860,051

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,219,171,661	$35,743,496	$—	$5,254,915,157

Appreciation in Other Financial Instruments
Futures Contracts	$2,065,326	$—	$—	$2,065,326
Depreciation in Other Financial Instruments
Futures Contracts	$(5,313,480)	$—	$—	$(5,313,480)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.3% (b)
	Alternative Assets — 5.2%
23,158,297	JPMorgan Realty Income Fund, Class R5 Shares	310,089,597

	Fixed Income — 26.3%
76,075,898	JPMorgan Core Bond Fund, Class R6 Shares	893,891,807
22,816,163	JPMorgan Corporate Bond Fund, Class R6 Shares	222,001,262
12,756,191	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	98,095,105
1,943,255	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	14,302,360
45,245,026	JPMorgan High Yield Fund, Class R6 Shares	320,787,237

	Total Fixed Income	1,549,077,771

	International Equity — 18.2%
6,025,829	JPMorgan Emerging Economies Fund, Class R5 Shares	63,572,493
5,617,271	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	105,997,897
22,000,256	JPMorgan International Equity Fund, Class R6 Shares	306,243,562
20,543,943	JPMorgan International Opportunities Fund, Class R6 Shares	285,971,682
16,632,439	JPMorgan Intrepid International Fund, Institutional Class Shares	311,192,930

	Total International Equity	1,072,978,564

	Money Market — 1.1%
64,351,791	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	64,351,791

	U.S. Equity — 48.5%
48,859,947	JPMorgan Disciplined Equity Fund, Class R6 Shares	1,062,215,249
24,748,307	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	372,462,017
10,036,435	JPMorgan Intrepid America Fund, Class R5 Shares	357,899,264
4,596,053	JPMorgan Mid Cap Equity Fund, Class R6 Shares	199,330,835
1,025,173	JPMorgan Small Cap Equity Fund, Class R5 Shares	47,157,945
3,192,898	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	43,295,699
2,056,544	JPMorgan Small Cap Value Fund, Class R6 Shares	51,351,892
26,564,443	JPMorgan U.S. Equity Fund, Class R6 Shares	361,542,068
13,039,833	JPMorgan Value Advantage Fund, Institutional Class Shares	362,376,947

	Total U.S. Equity	2,857,631,916

	Total Investment Companies (Cost $5,632,015,352)	5,854,129,639

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
53,445,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $53,479,835)	53,495,131

	Total Investments — 100.2% (Cost $5,685,495,187)	5,907,624,770
	Liabilities in Excess of Other Assets — (0.2)%	(14,642,347)

	NET ASSETS — 100.0%	$5,892,982,423

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,214	TOPIX Index	12/10/15	JPY	$142,838,411	$(4,819,603)
1,250	10 Year Australian Government Bond	12/15/15	AUD	113,543,441	514,329
3,406	Dow Jones Euro STOXX 50 Index	12/18/15	EUR	117,639,269	(3,690,911)
98	E-mini Russell 2000	12/18/15	USD	10,739,820	(569,576)
640	10 Year U.S. Treasury Note	12/21/15	USD	82,390,000	657,101

	Short Futures Outstanding
(455)	S&P/Toronto 60 Index	12/17/15	CAD	(53,188,460)	285,794
(1,619)	10 Year Canadian Government Bond	12/18/15	CAD	(172,017,992)	2,548,684
(334)	E-mini S&P 500	12/18/15	USD	(31,875,290)	691,296
(891)	FTSE 100 Index	12/18/15	GBP	(81,120,968)	967,169

					$(3,415,717)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$293,580,293
Aggregate gross unrealized depreciation	(71,450,710)

Net unrealized appreciation/depreciation	$222,129,583

Federal income tax cost of investments	$5,685,495,187

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,854,129,639	$53,495,131	$—	$5,907,624,770

Appreciation in Other Financial Instruments
Futures Contracts	$5,664,373	$—	$—	$5,664,373
Depreciation in Other Financial Instruments
Futures Contracts	$(9,080,090)	$—	$—	$(9,080,090)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.6% (b)
	Alternative Assets — 5.5%
16,491,767	JPMorgan Realty Income Fund, Class R5 Shares	220,824,765

	Fixed Income — 19.5%
33,492,629	JPMorgan Core Bond Fund, Class R6 Shares	393,538,385
11,203,194	JPMorgan Corporate Bond Fund, Class R6 Shares	109,007,075
7,584,537	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	58,325,092
1,063,789	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	7,829,490
29,227,233	JPMorgan High Yield Fund, Class R6 Shares	207,221,082

	Total Fixed Income	775,921,124

	International Equity — 20.6%
5,514,897	JPMorgan Emerging Economies Fund, Class R5 Shares	58,182,166
4,601,885	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	86,837,568
16,132,082	JPMorgan International Equity Fund, Class R6 Shares	224,558,588
15,861,437	JPMorgan International Opportunities Fund, Class R6 Shares	220,791,201
12,406,348	JPMorgan Intrepid International Fund, Institutional Class Shares	232,122,776

	Total International Equity	822,492,299

	Money Market — 1.0%
38,735,850	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	38,735,850

	U.S. Equity — 52.0%
33,792,407	JPMorgan Disciplined Equity Fund, Class R6 Shares	734,646,936
18,175,492	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	273,541,152
7,656,827	JPMorgan Intrepid America Fund, Class R5 Shares	273,042,451
3,359,812	JPMorgan Mid Cap Equity Fund, Class R6 Shares	145,715,048
871,910	JPMorgan Small Cap Equity Fund, Class R5 Shares	40,107,872
2,220,538	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	30,110,493
1,554,205	JPMorgan Small Cap Value Fund, Class R6 Shares	38,808,492
19,300,175	JPMorgan U.S. Equity Fund, Class R6 Shares	262,675,382
9,740,003	JPMorgan Value Advantage Fund, Institutional Class Shares	270,674,678

	Total U.S. Equity	2,069,322,504

	Total Investment Companies (Cost $3,894,285,079)	3,927,296,542

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
36,006,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $36,029,551)	36,039,774

	Total Investments — 99.5% (Cost $3,930,314,630)	3,963,336,316
	Other Assets in Excess of Liabilities — 0.5%	19,615,557

	NET ASSETS — 100.0%	$3,982,951,873

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
820	TOPIX Index	12/10/15	JPY	$96,480,640	$(3,255,507)
834	10 Year Australian Government Bond	12/15/15	AUD	75,756,184	343,160
2,295	Dow Jones Euro STOXX 50 Index	12/18/15	EUR	79,266,624	(2,486,863)
109	E-mini Russell 2000	12/18/15	USD	11,945,310	(168,938)
380	10 Year U.S. Treasury Note	12/21/15	USD	48,919,062	499,249

	Short Futures Outstanding
(305)	S&P/Toronto 60 Index	12/17/15	CAD	(35,653,803)	191,733
(1,080)	10 Year Canadian Government Bond	12/18/15	CAD	(114,749,494)	1,700,172
(12)	E-mini S&P 500	12/18/15	USD	(1,145,220)	24,846
(601)	FTSE 100 Index	12/18/15	GBP	(54,717,959)	653,756

					$(2,498,392)

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	–	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,540,626
Aggregate gross unrealized depreciation	(85,518,940)

Net unrealized appreciation/depreciation	$33,021,686

Federal income tax cost of investments	$3,930,314,630

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,927,296,542	$36,039,774	$—	$3,963,336,316

Appreciation in Other Financial Instruments
Futures Contracts	$3,412,916	$—	$—	$3,412,916
Depreciation in Other Financial Instruments
Futures Contracts	$(5,911,308)	$—	$—	$(5,911,308)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 2 consists of U.S. Treasury Notes that are held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.1% (b)
	Alternative Assets — 5.9%
18,667,656	JPMorgan Realty Income Fund, Class R5 Shares	249,959,911

	Fixed Income — 14.2%
21,141,688	JPMorgan Core Bond Fund, Class R6 Shares	248,414,829
8,073,412	JPMorgan Corporate Bond Fund, Class R6 Shares	78,554,296
6,884,407	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	52,941,093
1,141,325	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	8,400,150
29,836,692	JPMorgan High Yield Fund, Class R6 Shares	211,542,149

	Total Fixed Income	599,852,517

	International Equity — 22.7%
6,853,101	JPMorgan Emerging Economies Fund, Class R5 Shares	72,300,218
5,592,014	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	105,521,300
19,201,963	JPMorgan International Equity Fund, Class R6 Shares	267,291,323
18,136,304	JPMorgan International Opportunities Fund, Class R6 Shares	252,457,350
13,795,518	JPMorgan Intrepid International Fund, Institutional Class Shares	258,114,133

	Total International Equity	955,684,324

	Money Market — 1.2%
49,138,716	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	49,138,716

	U.S. Equity — 55.1%
37,274,760	JPMorgan Disciplined Equity Fund, Class R6 Shares	810,353,287
20,815,626	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	313,275,174
8,700,132	JPMorgan Intrepid America Fund, Class R5 Shares	310,246,708
3,634,773	JPMorgan Mid Cap Equity Fund, Class R6 Shares	157,640,086
974,639	JPMorgan Small Cap Equity Fund, Class R5 Shares	44,833,376
3,215,819	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	43,606,506
1,335,719	JPMorgan Small Cap Value Fund, Class R6 Shares	33,352,904
22,396,244	JPMorgan U.S. Equity Fund, Class R6 Shares	304,812,876
10,810,324	JPMorgan Value Advantage Fund, Institutional Class Shares	300,418,912

	Total U.S. Equity	2,318,539,829

	Total Investment Companies (Cost $4,015,910,479)	4,173,175,297

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
38,037,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $38,061,345)	38,072,679

	Total Investments — 100.0% (Cost $4,053,971,824)	4,211,247,976
	Liabilities in Excess of Other Assets — 0.0% (g)	(1,209,739)

	NET ASSETS — 100.0%	$4,210,038,237

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
868	TOPIX Index	12/10/15	JPY	$102,128,287	$(3,446,000)
900	10 Year Australian Government Bond	12/15/15	AUD	81,751,277	370,317
2,368	Dow Jones Euro STOXX 50 Index	12/18/15	EUR	81,787,959	(2,566,082)
183	E-mini Russell 2000	12/18/15	USD	20,054,970	(624,666)
336	10 Year U.S. Treasury Note	12/21/15	USD	43,254,750	304,880

	Short Futures Outstanding
(326)	S&P/Toronto Stock Exchange 60 Index	12/17/15	CAD	(38,108,655)	204,419
(1,165)	10 Year Canadian Government Bond	12/18/15	CAD	(123,780,704)	1,833,982
(41)	E-mini S&P 500	12/18/15	USD	(3,912,835)	84,890
(636)	FTSE 100 Index	12/18/15	GBP	(57,904,529)	692,482

					$(3,145,778)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR GBP	— —	Euro Great British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$222,081,392
Aggregate gross unrealized depreciation	(64,805,240)

Net unrealized appreciation/depreciation	$157,276,152

Federal income tax cost of investments	$4,053,971,824

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,173,175,297	$38,072,679	$—	$4,211,247,976
Appreciation in Other Financial Instruments
Futures Contracts	$3,490,970	$—	$—	$3,490,970
Depreciation in Other Financial Instruments
Futures Contracts	$(6,636,748)	$—	$—	$(6,636,748)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOIs for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.7% (b)
	Alternative Assets — 5.9%
10,517,169	JPMorgan Realty Income Fund, Class R5 Shares	140,824,895

	Fixed Income — 14.1%
11,922,233	JPMorgan Core Bond Fund, Class R6 Shares	140,086,235
4,456,462	JPMorgan Corporate Bond Fund, Class R6 Shares	43,361,378
3,873,281	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	29,785,528
553,093	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	4,070,764
16,753,543	JPMorgan High Yield Fund, Class R6 Shares	118,782,622

	Total Fixed Income	336,086,527

	International Equity — 22.7%
3,837,037	JPMorgan Emerging Economies Fund, Class R5 Shares	40,480,736
3,297,655	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	62,226,747
10,628,251	JPMorgan International Equity Fund, Class R6 Shares	147,945,259
10,171,521	JPMorgan International Opportunities Fund, Class R6 Shares	141,587,569
7,806,110	JPMorgan Intrepid International Fund, Institutional Class Shares	146,052,317

	Total International Equity	538,292,628

	Money Market — 1.8%
41,694,298	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	41,694,298

	U.S. Equity — 55.2%
21,204,734	JPMorgan Disciplined Equity Fund, Class R6 Shares	460,990,917
11,696,627	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	176,034,244
4,943,968	JPMorgan Intrepid America Fund, Class R5 Shares	176,301,891
2,127,267	JPMorgan Mid Cap Equity Fund, Class R6 Shares	92,259,552
581,449	JPMorgan Small Cap Equity Fund, Class R5 Shares	26,746,651
1,644,492	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	22,299,311
825,733	JPMorgan Small Cap Value Fund, Class R6 Shares	20,618,565
12,188,210	JPMorgan U.S. Equity Fund, Class R6 Shares	165,881,543
6,062,452	JPMorgan Value Advantage Fund, Institutional Class Shares	168,475,540

	Total U.S. Equity	1,309,608,214

	Total Investment Companies (Cost $2,380,258,058)	2,366,506,562

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
21,546,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $21,560,069)	21,566,210

	Total Investments — 100.6% (Cost $2,401,818,127)	2,388,072,772
	Liabilities in Excess of Other Assets — (0.6)%	(14,703,783)

	NET ASSETS — 100.0%	$2,373,368,989

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
486	TOPIX Index	12/10/15	JPY	$57,182,428	$(1,929,501)
494	10 Year Australian Government Bond	12/15/15	AUD	44,872,368	203,263
1,420	Dow Jones Euro STOXX 50 Index	12/18/15	EUR	49,045,144	(1,538,774)
53	E-mini Russell 2000	12/18/15	USD	5,808,270	(308,036)
206	10 Year U.S. Treasury Note	12/21/15	USD	26,519,281	268,466
	Short Futures Outstanding
(180)	S&P/Toronto Stock Exchange 60 Index	12/17/15	CAD	(21,041,588)	112,870
(640)	10 Year Canadian Government Bond	12/18/15	CAD	(67,999,700)	1,007,510
(37)	E-mini S&P 500	12/18/15	USD	(3,531,095)	76,581
(357)	FTSE 100 Index	12/18/15	GBP	(32,503,014)	387,828

					$(1,719,793)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR GBP	— —	Euro Great British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,011,018
Aggregate gross unrealized depreciation	(68,756,373)

Net unrealized appreciation/depreciation	$(13,745,355)

Federal income tax cost of investments	$2,401,818,127

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,366,506,562	$21,566,210	$—	$2,388,072,772

Appreciation in Other Financial Instruments
Futures Contracts	$2,056,518	$—	$—	$2,056,518

Depreciation in Other Financial Instruments
Futures Contracts	$(3,776,311)	$—	$—	$(3,776,311)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.5% (b)
	Alternative Assets — 5.9%
8,588,580	JPMorgan Realty Income Fund, Class R5 Shares	115,001,088

	Fixed Income — 14.2%
9,811,887	JPMorgan Core Bond Fund, Class R6 Shares	115,289,673
3,518,309	JPMorgan Corporate Bond Fund, Class R6 Shares	34,233,143
3,216,288	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	24,733,257
438,701	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	3,228,843
13,654,339	JPMorgan High Yield Fund, Class R6 Shares	96,809,263

	Total Fixed Income	274,294,179

	International Equity — 22.8%
3,082,431	JPMorgan Emerging Economies Fund, Class R5 Shares	32,519,645
2,743,832	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	51,776,116
8,771,300	JPMorgan International Equity Fund, Class R6 Shares	122,096,496
8,129,638	JPMorgan International Opportunities Fund, Class R6 Shares	113,164,565
6,516,236	JPMorgan Intrepid International Fund, Institutional Class Shares	121,918,778

	Total International Equity	441,475,600

	Money Market — 1.3%
26,000,953	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	26,000,953

	U.S. Equity — 55.3%
17,354,497	JPMorgan Disciplined Equity Fund, Class R6 Shares	377,286,759
9,351,939	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	140,746,687
3,955,393	JPMorgan Intrepid America Fund, Class R5 Shares	141,049,305
1,670,451	JPMorgan Mid Cap Equity Fund, Class R6 Shares	72,447,473
463,799	JPMorgan Small Cap Equity Fund, Class R5 Shares	21,334,738
1,493,053	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	20,245,802
766,239	JPMorgan Small Cap Value Fund, Class R6 Shares	19,132,986
10,302,155	JPMorgan U.S. Equity Fund, Class R6 Shares	140,212,328
4,964,623	JPMorgan Value Advantage Fund, Institutional Class Shares	137,966,885

	Total U.S. Equity	1,070,422,963

	Total Investment Companies (Cost $1,930,440,713)	1,927,194,783

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.8%
16,594,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $16,604,781)	16,609,565

	Total Investments — 100.3% (Cost $1,947,045,494)	1,943,804,348
	Liabilities in Excess of Other Assets — (0.3)%	(6,146,969)

	NET ASSETS — 100.0%	$1,937,657,379

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
396	TOPIX Index	12/10/15	JPY	$46,593,090	$(1,572,193)
389	10 Year Australian Government Bond	12/15/15	AUD	35,334,719	160,059
1,065	Dow Jones Euro STOXX 50 Index	12/18/15	EUR	36,783,858	(1,153,984)
35	E-mini Russell 2000	12/18/15	USD	3,835,650	(1,280)
162	10 Year U.S. Treasury Note	12/21/15	USD	20,854,969	184,550

	Short Futures Outstanding
(142)	S&P/Toronto Stock Exchange 60 Index	12/17/15	CAD	(16,599,476)	89,042
(503)	10 Year Canadian Government Bond	12/18/15	CAD	(53,443,514)	791,839
(29)	E-mini S&P 500	12/18/15	USD	(2,767,615)	60,022
(282)	FTSE 100 Index	12/18/15	GBP	(25,674,650)	307,028

					$(1,134,917)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR GBP	— —	Euro Great British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,915,488
Aggregate gross unrealized depreciation	(51,156,634)

Net unrealized appreciation/depreciation	$(3,241,146)

Federal income tax cost of investments	$1,947,045,494

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,927,194,783	$16,609,565	$—	$1,943,804,348
Appreciation in Other Financial Instruments
Futures Contracts	$1,592,540	$—	$—	$1,592,540
Depreciation in Other Financial Instruments
Futures Contracts	$(2,727,457)	$—	$—	$(2,727,457)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 99.4% (b)
	Alternative Assets — 6.1%
1,735,316	JPMorgan Realty Income Fund, Class R5 Shares	23,235,884

	Fixed Income — 14.0%
1,893,902	JPMorgan Core Bond Fund, Class R6 Shares	22,253,346
685,347	JPMorgan Corporate Bond Fund, Class R6 Shares	6,668,422
598,301	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	4,600,937
87,982	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	647,548
2,644,322	JPMorgan High Yield Fund, Class R6 Shares	18,748,239

	Total Fixed Income	52,918,492

	International Equity — 22.8%
615,898	JPMorgan Emerging Economies Fund, Class R5 Shares	6,497,725
501,643	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	9,466,008
1,663,654	JPMorgan International Equity Fund, Class R6 Shares	23,158,061
1,699,420	JPMorgan International Opportunities Fund, Class R6 Shares	23,655,933
1,259,112	JPMorgan Intrepid International Fund, Institutional Class Shares	23,557,986

	Total International Equity	86,335,713

	Money Market — 1.8%
6,698,314	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	6,698,314

	U.S. Equity — 54.7%
3,334,841	JPMorgan Disciplined Equity Fund, Class R6 Shares	72,499,436
1,888,043	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	28,415,040
773,507	JPMorgan Intrepid America Fund, Class R5 Shares	27,583,243
323,915	JPMorgan Mid Cap Equity Fund, Class R6 Shares	14,048,191
100,775	JPMorgan Small Cap Equity Fund, Class R5 Shares	4,635,647
244,981	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	3,321,936
148,992	JPMorgan Small Cap Value Fund, Class R6 Shares	3,720,333
1,889,455	JPMorgan U.S. Equity Fund, Class R6 Shares	25,715,484
974,279	JPMorgan Value Advantage Fund, Institutional Class Shares	27,075,221

	Total U.S. Equity	207,014,531

	Total Investment Companies (Cost $396,246,995)	376,202,934

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.9%
3,590,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $3,592,285)	3,593,367

	Total Investments — 100.3% (Cost $399,839,280)	379,796,301
	Liabilities in Excess of Other Assets — (0.3)%	(1,249,773)

	NET ASSETS — 100.0%	$378,546,528

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
76	TOPIX Index	12/10/15	JPY	$8,942,108	$(301,788)
80	10 Year Australian Government Bond	12/15/15	AUD	7,266,780	32,917
203	Dow Jones Euro STOXX 50 Index	12/18/15	EUR	7,011,383	(219,866)
2	E-mini Russell 2000	12/18/15	USD	219,180	(11,624)
13	E-mini S&P 500	12/18/15	USD	1,240,655	(19,559)
34	10 Year U.S. Treasury Note	12/21/15	USD	4,376,969	43,046

	Short Futures Outstanding
(32)	S&P/Toronto Stock Exchange 60 Index	12/17/15	CAD	(3,740,727)	20,066
(103)	10 Year Canadian Government Bond	12/18/15	CAD	(10,943,702)	162,146
(54)	FTSE 100 Index	12/18/15	GBP	(4,916,422)	58,866

					$(235,796)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR GBP	— —	Euro Great British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$840,716
Aggregate gross unrealized depreciation	(20,883,695)

Net unrealized appreciation/depreciation	$(20,042,979)

Federal income tax cost of investments	$399,839,280

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$376,202,934	$3,593,367	$—	$379,796,301
Appreciation in Other Financial Instruments
Futures Contracts	$317,041	$—	$—	$317,041
Depreciation in Other Financial Instruments
Futures Contracts	$(552,837)	$—	$—	$(552,837)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that are held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 2.5%
	Fixed Income — 2.5%
455,925	iShares Barclays TIPS Bond ETF (Cost $50,895,328)	50,466,338

Investment Companies — 96.9% (b)
	Alternative Assets — 2.8%
475,304	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	4,334,773
3,762,963	JPMorgan Realty Income Fund, Class R5 Shares	50,386,071

	Total Alternative Assets	54,720,844

	Fixed Income — 51.0%
47,817,721	JPMorgan Core Bond Fund, Class R6 Shares	561,858,227
12,523,735	JPMorgan Corporate Bond Fund, Class R6 Shares	121,855,937
5,861,630	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	45,075,932
1,289,616	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	9,491,577
5,331,105	JPMorgan Floating Rate Income Fund, Class R6 Shares	50,378,945
17,363,109	JPMorgan High Yield Fund, Class R6 Shares	123,104,442
10,195,367	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	103,177,114

	Total Fixed Income	1,014,942,174

	International Equity — 8.5%
1,011,327	JPMorgan Emerging Economies Fund, Class R5 Shares	10,669,499
1,038,057	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	19,588,137
3,489,524	JPMorgan International Equity Fund, Class R6 Shares	48,574,169
3,033,255	JPMorgan International Opportunities Fund, Class R6 Shares	42,222,907
2,602,123	JPMorgan Intrepid International Fund, Institutional Class Shares	48,685,721

	Total International Equity	169,740,433

	Money Market — 9.8%
194,489,185	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	194,489,185

	U.S. Equity — 24.8%
11,513,242	JPMorgan Disciplined Equity Fund, Class R6 Shares	250,297,891
4,143,256	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	62,355,998
1,172,165	JPMorgan Intrepid America Fund, Class R5 Shares	41,799,397
808,753	JPMorgan Mid Cap Equity Fund, Class R6 Shares	35,075,625
154,962	JPMorgan Small Cap Equity Fund, Class R5 Shares	7,128,231
375,380	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	5,090,154
299,160	JPMorgan Small Cap Value Fund, Class R6 Shares	7,470,036
1,871,046	JPMorgan U.S. Equity Fund, Class R6 Shares	25,464,931
2,125,994	JPMorgan Value Advantage Fund, Institutional Class Shares	59,081,368

	Total U.S. Equity	493,763,631

	Total Investment Companies (Cost $1,842,564,465)	1,927,656,267

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
9,766,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $9,772,401)	9,775,161

	Total Investments — 99.9% (Cost $1,903,232,194)	1,987,897,766
	Other Assets in Excess of Liabilities — 0.1%	1,945,458

	NET ASSETS — 100.0%	$1,989,843,224

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
206	TOPIX Index	12/10/15	JPY	$24,237,819	$(817,822)
215	10 Year Australian Government Bond	12/15/15	AUD	19,529,472	88,465
599	Dow Jones Euro STOXX 50 Index	12/18/15	EUR	20,688,762	(648,994)
7	E-mini Russell 2000	12/18/15	USD	767,130	(40,684)
99	10 Year U.S. Treasury Note	12/21/15	USD	12,744,703	89,784

	Short Futures Outstanding
(78)	S&P/Toronto Stock Exchange 60 Index	12/17/15	CAD	(9,118,022)	48,913
(278)	10 Year Canadian Government Bond	12/18/15	CAD	(29,537,370)	437,637
(124)	E-mini S&P 500	12/18/15	USD	(11,833,940)	256,648
(148)	FTSE 100 Index	12/18/15	GBP	(13,474,639)	160,734

					$(425,319)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
ETF	—	Exchange Traded Fund
EUR GBP	— —	Euro Great British Pound
JPY	—	Japanese Yen
TIPS	—	Treasury Inflation Protected Security
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,434,034
Aggregate gross unrealized depreciation	(24,768,462)

Net unrealized appreciation/depreciation	$84,665,572

Federal income tax cost of investments	$1,903,232,194

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,978,122,605	$9,775,161	$—	$1,987,897,766

Appreciation in Other Financial Instruments
Futures Contracts	$1,082,181	$—	$—	$1,082,181

Depreciation in Other Financial Instruments
Futures Contracts	$(1,507,500)	$—	$—	$(1,507,500)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 54.2%
	Fixed Income — 18.7%
11,407	iShares Barclays TIPS Bond ETF	1,262,641
90,231	iShares Core U.S. Aggregate Bond ETF	9,887,513

	Total Fixed Income	11,150,154

	International Equity — 9.5%
92,708	iShares MSCI EAFE ETF	5,314,023
11,094	iShares MSCI Emerging Markets ETF	363,661

	Total International Equity	5,677,684

	U.S. Equity — 26.0%
9,415	iShares Russell 2000 ETF	1,028,118
10,242	iShares Russell Mid-Cap ETF	1,593,245
73,622	Vanguard S&P 500 ETF	12,936,122

	Total U.S. Equity	15,557,485

	Total Exchange Traded Funds (Cost $31,424,942)	32,385,323

Investment Companies — 46.2% (b)
	Alternative Assets — 3.1%
11,733	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	107,006
129,852	JPMorgan Realty Income Fund, Class R5 Shares	1,738,723

	Total Alternative Assets	1,845,729

	Fixed Income — 33.5%
761,247	JPMorgan Core Bond Fund, Class R6 Shares	8,944,654
193,905	JPMorgan Corporate Bond Fund, Class R6 Shares	1,886,694
171,299	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,317,291
37,468	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	275,761
138,945	JPMorgan Floating Rate Income Fund, Class R6 Shares	1,313,032
505,822	JPMorgan High Yield Fund, Class R6 Shares	3,586,276
264,609	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	2,677,844

	Total Fixed Income	20,001,552

	International Equity — 1.1%
32,874	JPMorgan Emerging Economies Fund, Class R5 Shares	346,825
18,302	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	345,363

	Total International Equity	692,188

	Money Market — 8.5%
5,088,975	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	5,088,975

	Total Investment Companies (Cost $28,395,657)	27,628,444

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
25,000	U.S. Treasury Note, 0.375%, 01/31/16 (Cost $25,011)	25,024

	Total Investments — 100.5% (Cost $59,845,610)	60,038,791
	Liabilities in Excess of Other Assets — (0.5)%	(287,802)

	NET ASSETS — 100.0%	$59,750,989

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
TIPS	—	Treasury Inflation Protected Security

(a) (b)	— —	Non-income producing security. Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,663,881
Aggregate gross unrealized depreciation	(1,470,700)

Net unrealized appreciation/depreciation	$193,181

Federal income tax cost of investments	$59,845,610

JPMorgan SmartRetirement Blend 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments - The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$60,013,767	$25,024	$—	$60,038,791

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 65.1%
	Fixed Income — 17.5%
9,175	iShares Barclays TIPS Bond ETF	1,015,581
224,788	iShares Core U.S. Aggregate Bond ETF	24,632,269

	Total Fixed Income	25,647,850

	International Equity — 13.4%
321,537	iShares MSCI EAFE ETF	18,430,501
39,125	iShares MSCI Emerging Markets ETF	1,282,517

	Total International Equity	19,713,018

	U.S. Equity — 34.2%
34,169	iShares Russell 2000 ETF	3,731,255
35,580	iShares Russell Mid-Cap ETF	5,534,825
233,260	Vanguard S&P 500 ETF	40,986,114

	Total U.S. Equity	50,252,194

	Total Exchange Traded Funds (Cost $94,850,932)	95,613,062

Investment Companies — 35.4% (b)
	Alternative Assets — 4.3%
11,517	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	105,036
461,394	JPMorgan Realty Income Fund, Class R5 Shares	6,178,065

	Total Alternative Assets	6,283,101

	Fixed Income — 28.1%
1,801,062	JPMorgan Core Bond Fund, Class R6 Shares	21,162,474
491,524	JPMorgan Corporate Bond Fund, Class R6 Shares	4,782,528
396,674	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	3,050,421
77,496	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	570,373
119,768	JPMorgan Floating Rate Income Fund, Class R6 Shares	1,131,810
1,119,108	JPMorgan High Yield Fund, Class R6 Shares	7,934,473
254,114	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	2,571,632

	Total Fixed Income	41,203,711

	International Equity — 2.0%
133,361	JPMorgan Emerging Economies Fund, Class R5 Shares	1,406,955
84,146	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	1,587,833

	Total International Equity	2,994,788

	Money Market — 1.0%
1,485,984	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	1,485,984

	Total Investment Companies (Cost $53,722,702)	51,967,584

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
175,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $175,079)	175,164

	Total Investments — 100.6% (Cost $148,748,713)	147,755,810
	Liabilities in Excess of Other Assets — (0.6)%	(828,275)

	NET ASSETS — 100.0%	$146,927,535

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
11	E-mini S&P 500	12/18/15	USD	$1,049,785	$(22,815)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
TIPS	—	Treasury Inflation Protected Security
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,224,953
Aggregate gross unrealized depreciation	(4,217,856)

Net unrealized appreciation/depreciation	$(992,903)

Federal income tax cost of investments	$148,748,713

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$147,580,646	$175,164	$—	$147,755,810
Depreciation in Other Financial Instruments
Futures Contracts	$(22,815)	$—	$—	$(22,815)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 69.9%
	Fixed Income — 14.0%
164,669	iShares Core U.S. Aggregate Bond ETF	18,044,429

	International Equity — 15.6%
325,945	iShares MSCI EAFE ETF	18,683,167
43,597	iShares MSCI Emerging Markets ETF	1,429,110

	Total International Equity	20,112,277

	U.S. Equity — 40.3%
37,011	iShares Russell 2000 ETF	4,041,601
35,757	iShares Russell Mid-Cap ETF	5,562,359
241,623	Vanguard S&P 500 ETF	42,455,577

	Total U.S. Equity	52,059,537

	Total Exchange Traded Funds (Cost $90,512,497)	90,216,243

Investment Companies — 30.3% (b)
	Alternative Assets — 4.7%
449,461	JPMorgan Realty Income Fund, Class R5 Shares	6,018,286

	Fixed Income — 21.4%
1,270,819	JPMorgan Core Bond Fund, Class R6 Shares	14,932,125
371,722	JPMorgan Corporate Bond Fund, Class R6 Shares	3,616,853
333,098	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	2,561,520
41,883	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	308,257
883,612	JPMorgan High Yield Fund, Class R6 Shares	6,264,807

	Total Fixed Income	27,683,562

	International Equity — 2.8%
163,858	JPMorgan Emerging Economies Fund, Class R5 Shares	1,728,704
101,612	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	1,917,423

	Total International Equity	3,646,127

	Money Market — 1.4%
1,800,443	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	1,800,443

	Total Investment Companies (Cost $40,663,522)	39,148,418

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
145,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $145,067)	145,136

	Total Investments — 100.3% (Cost $131,321,086)	129,509,797
	Liabilities in Excess of Other Assets — (0.3)%	(345,294)

	NET ASSETS — 100.0%	$129,164,503

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	E-mini Russell 2000	12/18/15	USD	$109,590	$(5,812)
11	E-mini S&P 500	12/18/15	USD	1,049,785	(22,815)

					$(28,627)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,250,645
Aggregate gross unrealized depreciation	(4,061,934)

Net unrealized appreciation/depreciation	$(1,811,289)

Federal income tax cost of investments	$131,321,086

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV as of the report date.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$129,364,661	$145,136	$—	$129,509,797
Depreciation in Other Financial Instruments
Futures Contracts	$(28,627)	$—	$—	$(28,627)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 73.7%
	Fixed Income — 9.6%
126,129	iShares Core U.S. Aggregate Bond ETF	13,821,216

	International Equity — 18.0%
410,927	iShares MSCI EAFE ETF	23,554,335
69,533	iShares MSCI Emerging Markets ETF	2,279,292

	Total International Equity	25,833,627

	U.S. Equity — 46.1%
42,728	iShares Russell 2000 ETF	4,665,898
47,203	iShares Russell Mid-Cap ETF	7,342,899
307,399	Vanguard S&P 500 ETF	54,013,078

	Total U.S. Equity	66,021,875

	Total Exchange Traded Funds (Cost $106,218,836)	105,676,718

Investment Companies — 26.4% (b)
	Alternative Assets — 5.1%
542,214	JPMorgan Realty Income Fund, Class R5 Shares	7,260,244

	Fixed Income — 16.5%
1,009,218	JPMorgan Core Bond Fund, Class R6 Shares	11,858,310
277,348	JPMorgan Corporate Bond Fund, Class R6 Shares	2,698,599
316,143	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	2,431,138
47,223	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	347,564
894,661	JPMorgan High Yield Fund, Class R6 Shares	6,343,149

	Total Fixed Income	23,678,760

	International Equity — 3.4%
205,627	JPMorgan Emerging Economies Fund, Class R5 Shares	2,169,363
141,160	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	2,663,683

	Total International Equity	4,833,046

	Money Market — 1.4%
2,020,409	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	2,020,409

	Total Investment Companies (Cost $39,292,725)	37,792,459

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
140,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $140,072)	140,131

	Total Investments — 100.2% (Cost $145,651,633)	143,609,308
	Liabilities in Excess of Other Assets — (0.2)%	(266,833)

	NET ASSETS — 100.0%	$143,342,475

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	E-mini Russell 2000	12/18/15	USD	$438,360	$(23,248)
14	E-mini S&P 500	12/18/15	USD	1,336,090	(29,041)

					$(52,289)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,930,804
Aggregate gross unrealized depreciation	(4,973,129)

Net unrealized appreciation/depreciation	$(2,042,325)

Federal income tax cost of investments	$145,651,633

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV as of the report date.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$143,469,177	$140,131	$—	$143,609,308
Depreciation in Other Financial Instruments
Futures Contracts	$(52,289)	$—	$—	$(52,289)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holding.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 76.8%
	Fixed Income — 6.5%
57,819	iShares Core U.S. Aggregate Bond ETF	6,335,806

	International Equity — 20.2%
307,539	iShares MSCI EAFE ETF	17,628,136
60,403	iShares MSCI Emerging Markets ETF	1,980,010

	Total International Equity	19,608,146

	U.S. Equity — 50.1%
34,495	iShares Russell 2000 ETF	3,766,854
34,495	iShares Russell Mid-Cap ETF	5,366,042
224,722	Vanguard S&P 500 ETF	39,485,903

	Total U.S. Equity	48,618,799

	Total Exchange Traded Funds (Cost $75,943,145)	74,562,751

Investment Companies — 23.4% (b)
	Alternative Assets — 5.6%
402,314	JPMorgan Realty Income Fund, Class R5 Shares	5,386,990

	Fixed Income — 12.7%
457,011	JPMorgan Core Bond Fund, Class R6 Shares	5,369,874
128,103	JPMorgan Corporate Bond Fund, Class R6 Shares	1,246,438
189,912	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,460,424
24,245	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	178,440
572,382	JPMorgan High Yield Fund, Class R6 Shares	4,058,190

	Total Fixed Income	12,313,366

	International Equity — 3.7%
155,550	JPMorgan Emerging Economies Fund, Class R5 Shares	1,641,049
102,973	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	1,943,105

	Total International Equity	3,584,154

	Money Market — 1.4%
1,373,727	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	1,373,727

	Total Investment Companies (Cost $23,650,555)	22,658,237

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
80,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $80,042)	80,075

	Total Investments — 100.3% (Cost $99,673,742)	97,301,063
	Liabilities in Excess of Other Assets — (0.3)%	(248,614)

	NET ASSETS — 100.0%	$97,052,449

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
11	E-mini S&P 500	12/18/15	USD	$1,049,785	$(19,827)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,240,697
Aggregate gross unrealized depreciation	(3,613,376)

Net unrealized appreciation/depreciation	$(2,372,679)

Federal income tax cost of investments	$99,673,742

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$97,220,988	$80,075	$—	$97,301,063
Depreciation in Other Financial Instruments
Futures Contracts	$(19,827)	$—	$—	$(19,827)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 78.9%
	Fixed Income — 3.7%
30,974	iShares Core U.S. Aggregate Bond ETF	3,394,131

	International Equity — 21.7%
312,300	iShares MSCI EAFE ETF	17,901,036
60,594	iShares MSCI Emerging Markets ETF	1,986,271

	Total International Equity	19,887,307

	U.S. Equity — 53.5%
33,168	iShares Russell 2000 ETF	3,621,946
35,705	iShares Russell Mid-Cap ETF	5,554,270
226,113	Vanguard S&P 500 ETF	39,730,315

	Total U.S. Equity	48,906,531

	Total Exchange Traded Funds (Cost $73,398,480)	72,187,969

Investment Companies — 21.1% (b)
	Alternative Assets — 5.9%
405,905	JPMorgan Realty Income Fund, Class R5 Shares	5,435,069

	Fixed Income — 10.0%
281,094	JPMorgan Core Bond Fund, Class R6 Shares	3,302,857
82,147	JPMorgan Corporate Bond Fund, Class R6 Shares	799,294
154,024	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,184,445
23,317	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	171,615
515,969	JPMorgan High Yield Fund, Class R6 Shares	3,658,222

	Total Fixed Income	9,116,433

	International Equity — 4.0%
159,895	JPMorgan Emerging Economies Fund, Class R5 Shares	1,686,894
107,163	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	2,022,159

	Total International Equity	3,709,053

	Money Market — 1.2%
1,065,490	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	1,065,490

	Total Investment Companies (Cost $20,304,251)	19,326,045

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
100,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $100,051)	100,094

	Total Investments — 100.1% (Cost $93,802,782)	91,614,108
	Liabilities in Excess of Other Assets — (0.1)%	(123,576)

	NET ASSETS — 100.0%	$91,490,532

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
9	E-mini S&P 500	12/18/15	USD	$858,915	$(18,663)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,446,047
Aggregate gross unrealized depreciation	(3,634,721)

Net unrealized appreciation/depreciation	$(2,188,674)

Federal income tax cost of investments	$93,802,782

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$91,514,014	$100,094	$—	$91,614,108
Depreciation in Other Financial Instruments
Futures Contracts	$(18,663)	$—	$—	$(18,663)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOIs for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 78.9%
	Fixed Income — 3.9%
18,655	iShares Core U.S. Aggregate Bond ETF	2,044,215

	International Equity — 21.6%
178,282	iShares MSCI EAFE ETF	10,219,124
33,177	iShares MSCI Emerging Markets ETF	1,087,542

	Total International Equity	11,306,666

	U.S. Equity — 53.4%
19,049	iShares Russell 2000 ETF	2,080,151
19,540	iShares Russell Mid-Cap ETF	3,039,642
129,650	Vanguard S&P 500 ETF	22,780,802

	Total U.S. Equity	27,900,595

	Total Exchange Traded Funds (Cost $42,464,904)	41,251,476

Investment Companies — 21.1% (b)
	Alternative Assets — 5.9%
231,886	JPMorgan Realty Income Fund, Class R5 Shares	3,104,947

	Fixed Income — 9.8%
153,221	JPMorgan Core Bond Fund, Class R6 Shares	1,800,351
48,094	JPMorgan Corporate Bond Fund, Class R6 Shares	467,950
88,861	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	683,341
10,473	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	77,079
292,873	JPMorgan High Yield Fund, Class R6 Shares	2,076,470

	Total Fixed Income	5,105,191

	International Equity — 4.2%
91,616	JPMorgan Emerging Economies Fund, Class R5 Shares	966,553
66,536	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	1,255,540

	Total International Equity	2,222,093

	Money Market — 1.2%
624,299	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	624,299

	Total Investment Companies (Cost $11,614,393)	11,056,530

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
50,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $50,026)	50,047

	Total Investments — 100.1% (Cost $54,129,323)	52,358,053
	Liabilities in Excess of Other Assets — (0.1)%	(28,101)

	NET ASSETS — 100.0%	$52,329,952

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	E-mini Russell 2000	12/18/15	USD	$109,590	$(5,812)
4	E-mini S&P 500	12/18/15	USD	381,740	(6,241)

					$(12,053)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$304,643
Aggregate gross unrealized depreciation	(2,075,913)

Net unrealized appreciation/depreciation	$(1,771,270)

Federal income tax cost of investments	$54,129,323

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV as of the report date.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$52,308,006	$50,047	$—	$52,358,053
Depreciation in Other Financial Instruments
Futures Contracts	$(12,053)	$—	$—	$(12,053)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOIs for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 79.4%
	Fixed Income — 3.9%
11,519	iShares Core U.S. Aggregate Bond ETF	1,262,252

	International Equity — 21.8%
109,551	iShares MSCI EAFE ETF	6,279,463
21,737	iShares MSCI Emerging Markets ETF	712,539

	Total International Equity	6,992,002

	U.S. Equity — 53.7%
11,439	iShares Russell 2000 ETF	1,249,139
12,634	iShares Russell Mid-Cap ETF	1,965,345
79,979	Vanguard S&P 500 ETF	14,053,110

	Total U.S. Equity	17,267,594

	Total Exchange Traded Funds (Cost $25,888,484)	25,521,848

Investment Companies — 20.5% (b)
	Alternative Assets — 5.9%
142,527	JPMorgan Realty Income Fund, Class R5 Shares	1,908,438

	Fixed Income — 9.8%
94,933	JPMorgan Core Bond Fund, Class R6 Shares	1,115,468
27,533	JPMorgan Corporate Bond Fund, Class R6 Shares	267,894
54,031	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	415,496
7,310	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	53,801
180,430	JPMorgan High Yield Fund, Class R6 Shares	1,279,252

	Total Fixed Income	3,131,911

	International Equity — 4.1%
57,191	JPMorgan Emerging Economies Fund, Class R5 Shares	603,369
38,036	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	717,737

	Total International Equity	1,321,106

	Money Market — 0.7%
223,187	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	223,187

	Total Investment Companies (Cost $6,953,960)	6,584,642

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
40,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $40,021)	40,037

	Total Investments — 100.0% (Cost $32,882,465)	32,146,527
	Other Assets in Excess of Liabilities — 0.0% (g)	13,661

	NET ASSETS — 100.0%	$32,160,188

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	E-mini S&P 500	12/18/15	USD	$190,870	$(4,149)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$531,674
Aggregate gross unrealized depreciation	(1,267,612)

Net unrealized appreciation/depreciation	$(735,938)

Federal income tax cost of investments	$32,882,465

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV as of the report date.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$32,106,490	$40,037	$—	$32,146,527
Depreciation in Other Financial Instruments
Futures Contracts	$(4,149)	$—	$—	$(4,149)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOIs. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOIs for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 79.2%
	Fixed Income — 4.1%
4,616	iShares Core U.S. Aggregate Bond ETF	505,821

	International Equity — 21.6%
42,391	iShares MSCI EAFE ETF	2,429,852
7,760	iShares MSCI Emerging Markets ETF	254,373

	Total International Equity	2,684,225

	U.S. Equity — 53.5%
4,615	iShares Russell 2000 ETF	503,958
4,765	iShares Russell Mid-Cap ETF	741,243
30,822	Vanguard S&P 500 ETF	5,415,734

	Total U.S. Equity	6,660,935

	Total Exchange Traded Funds (Cost $10,075,549)	9,850,981

Investment Companies — 20.8% (b)
	Alternative Assets — 5.9%
55,100	JPMorgan Realty Income Fund, Class R5 Shares	737,782

	Fixed Income — 9.6%
34,063	JPMorgan Core Bond Fund, Class R6 Shares	400,244
11,704	JPMorgan Corporate Bond Fund, Class R6 Shares	113,879
20,175	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	155,148
3,805	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	28,008
69,715	JPMorgan High Yield Fund, Class R6 Shares	494,278

	Total Fixed Income	1,191,557

	International Equity — 4.1%
21,964	JPMorgan Emerging Economies Fund, Class R5 Shares	231,721
15,258	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	287,926

	Total International Equity	519,647

	Money Market — 1.2%
144,813	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	144,813

	Total Investment Companies (Cost $2,735,681)	2,593,799

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
20,000	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $20,010)	20,019

	Total Investments — 100.2% (Cost $12,831,240)	12,464,799
	Liabilities in Excess of Other Assets — (0.2)%	(29,456)

	NET ASSETS — 100.0%	$12,435,343

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	E-mini S&P 500	12/18/15	USD	$95,435	$(2,075)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$103,632
Aggregate gross unrealized depreciation	(470,073)

Net unrealized appreciation/depreciation	$(366,441)

Federal income tax cost of investments	$12,831,240

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

Futures are generally valued on the basis of available market quotations.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$12,444,780	$20,019	$—	$12,464,799
Depreciation in Other Financial Instruments
Futures Contracts	$(2,075)	$—	$—	$(2,075)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the year ended September 30, 2015.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 52.0%
	Fixed Income — 18.8%
11,022	iShares Barclays TIPS Bond ETF	1,220,025
70,985	iShares Core U.S. Aggregate Bond ETF	7,778,536

	Total Fixed Income	8,998,561

	International Equity — 9.0%
67,680	iShares MSCI EAFE ETF	3,879,418
12,936	iShares MSCI Emerging Markets ETF	424,042

	Total International Equity	4,303,460

	U.S. Equity — 24.2%
6,997	iShares Russell 2000 ETF	764,072
7,512	iShares Russell Mid-Cap ETF	1,168,567
55,202	Vanguard S&P 500 ETF	9,699,544

	Total U.S. Equity	11,632,183

	Total Exchange Traded Funds (Cost $24,724,277)	24,934,204

Investment Companies — 47.8% (b)
	Alternative Assets — 2.7%
9,619	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	87,721
89,339	JPMorgan Realty Income Fund, Class R5 Shares	1,196,251

	Total Alternative Assets	1,283,972

	Fixed Income — 34.8%
612,624	JPMorgan Core Bond Fund, Class R6 Shares	7,198,332
158,140	JPMorgan Corporate Bond Fund, Class R6 Shares	1,538,698
144,859	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	1,113,966
28,976	JPMorgan Emerging Markets Local Currency Debt Fund, Class R6 Shares	213,262
121,664	JPMorgan Floating Rate Income Fund, Class R6 Shares	1,149,724
425,014	JPMorgan High Yield Fund, Class R6 Shares	3,013,351
241,297	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	2,441,930

	Total Fixed Income	16,669,263

	International Equity — 0.6%
11,198	JPMorgan Emerging Economies Fund, Class R5 Shares	118,140
10,168	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	191,872

	Total International Equity	310,012

	Money Market — 9.7%
4,651,006	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (l)	4,651,006

	Total Investment Companies (Cost $23,547,857)	22,914,253

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.1%
25,000	U.S. Treasury Note, 0.375%, 01/31/16 (Cost $25,011)	25,024

	Total Investments — 99.9% (Cost $48,297,145)	47,873,481
	Other Assets in Excess of Liabilities — 0.1%	45,414

	NET ASSETS — 100.0%	$47,918,895

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
MSCI	—	Morgan Stanley Capital International
TIPS	—	Treasury Inflation Protected Security

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2015.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$764,191
Aggregate gross unrealized depreciation	(1,187,855)

Net unrealized appreciation/depreciation	$(423,664)

Federal income tax cost of investments	$48,297,145

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$47,848,457	$25,024	$—	$47,873,481

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 127.0% (j)
Common Stocks — 123.9%
Consumer Discretionary — 17.0%
	Auto Components — 0.6%
25	Delphi Automotive plc, (United Kingdom)	1,916

	Diversified Consumer Services — 0.5%
42	ServiceMaster Global Holdings, Inc. (a)	1,402

	Hotels, Restaurants & Leisure — 1.8%
32	Darden Restaurants, Inc.	2,221
82	Restaurant Brands International, Inc., (Canada)	2,958

		5,179

	Household Durables — 1.7%
13	Harman International Industries, Inc.	1,219
109	Toll Brothers, Inc. (a)	3,722

		4,941

	Internet & Catalog Retail — 1.4%
35	Expedia, Inc.	4,083

	Media — 3.8%
3	Cable One, Inc. (a)	1,132
52	CBS Corp. (Non-Voting), Class B	2,091
73	Comcast Corp., Class A	4,138
26	DISH Network Corp., Class A (a)	1,517
31	Time Warner, Inc.	2,118

		10,996

	Multiline Retail — 2.1%
31	Kohl’s Corp.	1,450
60	Target Corp.	4,680

		6,130

	Specialty Retail — 3.8%
41	Best Buy Co., Inc.	1,526
59	Home Depot, Inc. (The)	6,840
21	Lowe’s Cos., Inc.	1,468
93	Staples, Inc.	1,091

		10,925

	Textiles, Apparel & Luxury Goods — 1.3%
21	Carter’s, Inc.	1,858
65	Coach, Inc.	1,889

		3,747

	Total Consumer Discretionary	49,319

Consumer Staples — 12.6%
	Beverages — 2.2%
31	Molson Coors Brewing Co., Class B	2,536
40	PepsiCo, Inc.	3,800

		6,336

	Food & Staples Retailing — 3.6%
19	CVS Health Corp.	1,812
154	Kroger Co. (The)	5,568
38	Walgreens Boots Alliance, Inc.	3,132

		10,512

	Food Products — 3.4%
75	Archer-Daniels-Midland Co.	3,125
14	Bunge Ltd.	1,041
16	Ingredion, Inc.	1,397
33	Pilgrim’s Pride Corp.	688
87	Tyson Foods, Inc., Class A	3,732

		9,983

	Household Products — 1.0%
48	Energizer Holdings, Inc.	1,867
15	Procter & Gamble Co. (The)	1,093

		2,960

	Personal Products — 1.0%
24	Edgewell Personal Care Co.	1,944
15	Herbalife Ltd. (a)	823

		2,767

	Tobacco — 1.4%
90	Reynolds American, Inc.	4,002

	Total Consumer Staples	36,560

Energy — 8.2%
	Energy Equipment & Services — 3.8%
25	Baker Hughes, Inc.	1,306
54	Cameron International Corp. (a)	3,330
89	Ensco plc, (United Kingdom), Class A	1,257
97	National Oilwell Varco, Inc.	3,656
16	Schlumberger Ltd.	1,110
32	Transocean Ltd., (Switzerland)	414

		11,073

	Oil, Gas & Consumable Fuels — 4.4%
39	Chevron Corp.	3,052
49	Devon Energy Corp.	1,799
13	Hess Corp.	646
34	Marathon Petroleum Corp.	1,594
5	Tesoro Corp.	457
85	Valero Energy Corp.	5,108

		12,656

	Total Energy	23,729

Financials — 14.7%
	Banks — 8.1%
365	Bank of America Corp.	5,687
151	Citigroup, Inc.	7,490
200	Wells Fargo & Co.	10,274

		23,451

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Consumer Finance — 2.5%
54	Capital One Financial Corp.	3,923
66	Discover Financial Services	3,424

		7,347

	Diversified Financial Services — 0.9%
65	Voya Financial, Inc.	2,528

	Insurance — 2.8%
41	Allstate Corp. (The)	2,367
67	Hartford Financial Services Group, Inc. (The)	3,063
26	Lincoln National Corp.	1,239
14	Travelers Cos., Inc. (The)	1,383

		8,052

	Real Estate Investment Trusts (REITs) — 0.4%
101	NorthStar Realty Finance Corp.	1,244

	Total Financials	42,622

Health Care — 21.8%
	Biotechnology — 6.5%
43	Amgen, Inc.	5,903
4	Biogen, Inc. (a)	1,109
93	Gilead Sciences, Inc.	9,121
27	Vertex Pharmaceuticals, Inc. (a)	2,836

		18,969

	Health Care Equipment & Supplies — 2.3%
9	Becton, Dickinson and Co.	1,181
43	Medtronic plc, (Ireland)	2,885
30	Stryker Corp.	2,795

		6,861

	Health Care Providers & Services — 9.4%
6	Aetna, Inc.	613
43	Anthem, Inc.	5,964
10	Cardinal Health, Inc.	791
47	Cigna Corp.	6,292
49	Express Scripts Holding Co. (a)	3,951
9	Health Net, Inc. (a)	566
20	Humana, Inc.	3,490
25	LifePoint Health, Inc. (a)	1,744
21	McKesson Corp.	3,867

		27,278

	Pharmaceuticals — 3.6%
28	Merck & Co., Inc.	1,398
286	Pfizer, Inc.	8,987

		10,385

	Total Health Care	63,493

Industrials — 12.4%
	Aerospace & Defense — 5.7%
20	Boeing Co. (The)	2,606
20	General Dynamics Corp.	2,800
6	Huntington Ingalls Industries, Inc.	589
42	Northrop Grumman Corp.	7,020
23	Raytheon Co.	2,534
23	Spirit AeroSystems Holdings, Inc., Class A (a)	1,097

		16,646

	Airlines — 2.7%
17	Alaska Air Group, Inc.	1,311
43	Delta Air Lines, Inc.	1,925
121	Southwest Airlines Co.	4,603

		7,839

	Commercial Services & Supplies — 0.5%
70	Pitney Bowes, Inc.	1,388

	Construction & Engineering — 1.0%
110	AECOM (a)	3,034

	Industrial Conglomerates — 0.9%
32	Danaher Corp.	2,721

	Machinery — 1.0%
28	Allison Transmission Holdings, Inc.	755
24	Illinois Tool Works, Inc.	1,992

		2,747

	Professional Services — 0.6%
20	ManpowerGroup, Inc.	1,630

	Total Industrials	36,005

Information Technology — 30.6%
	Communications Equipment — 3.9%
100	Brocade Communications Systems, Inc.	1,042
260	Cisco Systems, Inc.	6,822
56	Juniper Networks, Inc.	1,450
38	QUALCOMM, Inc.	2,053

		11,367

	Internet Software & Services — 2.8%
75	eBay, Inc. (a)	1,830
5	Google, Inc., Class C (a)	3,103
44	VeriSign, Inc. (a)	3,119

		8,052

	IT Services — 4.5%
88	Computer Sciences Corp.	5,401
74	Leidos Holdings, Inc.	3,053
18	MasterCard, Inc., Class A	1,649
42	Visa, Inc., Class A	2,947

		13,050

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — 2.8%
42	Broadcom Corp., Class A	2,140
66	Lam Research Corp.	4,331
107	Micron Technology, Inc. (a)	1,606

		8,077

	Software — 8.1%
72	Activision Blizzard, Inc.	2,224
270	Microsoft Corp.	11,952
157	Oracle Corp.	5,653
126	Rovi Corp. (a)	1,324
127	Symantec Corp.	2,480

		23,633

	Technology Hardware, Storage & Peripherals — 8.5%
144	Apple, Inc.	15,861
241	Hewlett-Packard Co.	6,172
21	SanDisk Corp.	1,130
19	Western Digital Corp.	1,494

		24,657

	Total Information Technology	88,836

Materials — 2.8%
	Chemicals — 0.9%
33	LyondellBasell Industries N.V., Class A	2,709

	Containers & Packaging — 1.6%
99	Sealed Air Corp.	4,651

	Paper & Forest Products — 0.3%
23	International Paper Co.	869

	Total Materials	8,229

Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
27	AT&T, Inc.	891
47	CenturyLink, Inc.	1,181
14	Verizon Communications, Inc.	607

	Total Telecommunication Services	2,679

Utilities — 2.9%
	Electric Utilities — 1.2%
53	Entergy Corp.	3,431

	Gas Utilities — 1.7%
147	UGI Corp.	5,108

	Total Utilities	8,539

	Total Common Stocks (Cost $315,222)	360,011

Short-Term Investment — 3.1%
	Investment Company — 3.1%
8,966	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $8,966)	8,966

	Total Investments — 127.0% (Cost $324,188)	368,977
	Liabilities in Excess of Other Assets — (27.0)% (c)	(78,419)

	NET ASSETS — 100.0%	$290,558

Short Positions — 27.1%
Common Stocks — 27.1%
Consumer Discretionary — 5.4%
	Hotels, Restaurants & Leisure — 1.1%
58	Aramark	1,719
20	Marriott International, Inc., Class A	1,391

		3,110

	Household Durables — 0.4%
25	Lennar Corp., Class A	1,208

	Internet & Catalog Retail — 0.2%
6	Netflix, Inc. (a)	620

	Leisure Products — 0.9%
28	Mattel, Inc.	590
16	Polaris Industries, Inc.	1,930

		2,520

	Specialty Retail — 2.2%
40	Cabela’s, Inc. (a)	1,810
23	CarMax, Inc. (a)	1,376
10	Restoration Hardware Holdings, Inc. (a)	943
7	Signet Jewelers Ltd., (Bermuda)	926
45	Urban Outfitters, Inc. (a)	1,316

		6,371

	Textiles, Apparel & Luxury Goods — 0.6%
90	Kate Spade & Co. (a)	1,712

	Total Consumer Discretionary	15,541

Consumer Staples — 2.2%
	Food & Staples Retailing — 0.2%
13	United Natural Foods, Inc. (a)	617

	Food Products — 1.2%
16	Hershey Co. (The)	1,470
25	McCormick & Co., Inc. (Non-Voting)	2,013

		3,483

	Personal Products — 0.8%
30	Estee Lauder Cos., Inc. (The), Class A	2,380

	Total Consumer Staples	6,480

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
Energy — 0.5%
	Oil, Gas & Consumable Fuels — 0.5%
37	Cabot Oil & Gas Corp.	813
11	CONSOL Energy, Inc.	108
14	Range Resources Corp.	459

	Total Energy	1,380

Financials — 0.5%
	Banks — 0.5%
95	Umpqua Holdings Corp.	1,547

Health Care — 3.1%
	Biotechnology — 0.1%
7	Cepheid, Inc. (a)	330

	Health Care Equipment & Supplies — 0.2%
4	Cooper Cos., Inc. (The)	566

	Health Care Providers & Services — 2.1%
29	Acadia Healthcare Co., Inc. (a)	1,935
17	Brookdale Senior Living, Inc. (a)	390
57	Team Health Holdings, Inc. (a)	3,058
22	Tenet Healthcare Corp. (a)	827

		6,210

	Health Care Technology — 0.7%
15	athenahealth, Inc. (a)	2,000

	Total Health Care	9,106

Industrials — 5.1%
	Aerospace & Defense — 0.7%
47	Hexcel Corp.	2,104

	Commercial Services & Supplies — 1.7%
21	Republic Services, Inc.	882
27	Stericycle, Inc. (a)	3,733
6	Waste Connections, Inc.	311

		4,926

	Construction & Engineering — 0.5%
64	Quanta Services, Inc. (a)	1,559

	Electrical Equipment — 0.4%
24	SolarCity Corp. (a)	1,034

	Machinery — 0.1%
7	Oshkosh Corp.	236

	Road & Rail — 0.4%
11	Genesee & Wyoming, Inc., Class A (a)	656
7	Kansas City Southern	600

		1,256

	Trading Companies & Distributors — 1.3%
52	Fastenal Co.	1,912
8	W.W. Grainger, Inc.	1,763

		3,675

	Total Industrials	14,790

Information Technology — 8.7%
	Communications Equipment — 0.8%
28	ViaSat, Inc. (a)	1,826
94	Viavi Solutions, Inc. (a)	503

		2,329

	Electronic Equipment, Instruments & Components — 3.3%
33	Amphenol Corp., Class A	1,687
45	Dolby Laboratories, Inc., Class A	1,480
57	FLIR Systems, Inc.	1,590
76	Knowles Corp. (a)	1,401
76	National Instruments Corp.	2,122
86	Trimble Navigation Ltd. (a)	1,405

		9,685

	Internet Software & Services — 0.9%
3	LinkedIn Corp., Class A (a)	647
34	Pandora Media, Inc. (a)	721
16	Zillow Group, Inc., Class A (a)	448
31	Zillow Group, Inc., Class C (a)	842

		2,658

	IT Services — 1.6%
29	Fidelity National Information Services, Inc.	1,952
56	Paychex, Inc.	2,682

		4,634

	Semiconductors & Semiconductor Equipment — 0.9%
51	Cree, Inc. (a)	1,226
36	Linear Technology Corp.	1,440

		2,666

	Software — 0.8%
13	NetSuite, Inc. (a)	1,107
7	Ultimate Software Group, Inc. (The) (a)	1,164

		2,271

	Technology Hardware, Storage & Peripherals — 0.4%
38	Stratasys Ltd. (a)	996

	Total Information Technology	25,239

Telecommunication Services — 0.5%
	Wireless Telecommunication Services — 0.5%
386	Sprint Corp. (a)	1,483

Utilities — 1.1%
	Electric Utilities — 0.4%
42	OGE Energy Corp.	1,160

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Multi-Utilities — 0.7%
17	Dominion Resources, Inc.	1,204
37	NiSource, Inc.	677

		1,881

	Total Utilities	3,041

	Total Securities Sold Short (Proceeds $83,944)	$78,607

Percentages indicated are based on net assets.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
94	E-mini S&P 500	12/18/15	USD	$8,971	$(131)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,653
Aggregate gross unrealized depreciation	(20,864)

Net unrealized appreciation/depreciation	$44,789

Federal income tax cost of investments	$324,188

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments. The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$368,977	$—	$—	$368,977

Total Liabilities for Securities Sold Short (a)	$(78,607)	$—	$—	$(78,607)

Depreciation in Other Financial Instruments
Futures Contracts	$(131)	$—	$—	$(131)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.0%
	Consumer Discretionary — 16.2%
	Auto Components — 0.2%
241	Delphi Automotive plc, (United Kingdom)	18,308
101	Magna International, Inc., (Canada)	4,865

		23,173

	Automobiles — 1.7%
4,423	Ford Motor Co.	60,021
4,668	General Motors Co.	140,124

		200,145

	Hotels, Restaurants & Leisure — 1.2%
359	Carnival Corp.	17,865
29	Chipotle Mexican Grill, Inc. (a)	20,974
661	Royal Caribbean Cruises Ltd.	58,855
766	Starbucks Corp.	43,557

		141,251

	Household Durables — 1.7%
1,412	D.R. Horton, Inc.	41,455
772	Harman International Industries, Inc.	74,132
56	Mohawk Industries, Inc. (a)	10,212
1,267	PulteGroup, Inc.	23,916
1,428	Toll Brothers, Inc. (a)	48,904

		198,619

	Internet & Catalog Retail — 1.5%
357	Amazon.com, Inc. (a)	182,927

	Media — 5.6%
1,306	CBS Corp. (Non-Voting), Class B	52,091
398	Charter Communications, Inc., Class A (a)	69,948
1,504	Comcast Corp., Class A	85,576
1,230	DISH Network Corp., Class A (a)	71,738
72	Time Warner Cable, Inc.	12,977
2,686	Time Warner, Inc.	184,652
249	Time, Inc.	4,746
4,725	Twenty-First Century Fox, Inc., Class A	127,475
743	Twenty-First Century Fox, Inc., Class B	20,102
415	Walt Disney Co. (The)	42,367

		671,672

	Specialty Retail — 3.8%
1,032	Best Buy Co., Inc.	38,292
323	Home Depot, Inc. (The)	37,343
3,612	Lowe’s Cos., Inc.	248,945
410	Tiffany & Co.	31,646
1,426	TJX Cos., Inc. (The)	101,872

		458,098

	Textiles, Apparel & Luxury Goods — 0.5%
213	lululemon athletica, Inc., (Canada) (a)	10,769
247	Ralph Lauren Corp.	29,133
360	V.F. Corp.	24,586

		64,488

	Total Consumer Discretionary	1,940,373

	Consumer Staples — 5.9%
	Beverages — 2.1%
1,506	Coca-Cola Co. (The)	60,409
125	Constellation Brands, Inc., Class A	15,710
726	Molson Coors Brewing Co., Class B	60,239
1,230	PepsiCo, Inc.	115,947

		252,305

	Food & Staples Retailing — 0.9%
645	Costco Wholesale Corp.	93,272
456	Kroger Co. (The)	16,462

		109,734

	Food Products — 1.1%
427	Hershey Co. (The)	39,261
2,122	Mondelez International, Inc., Class A	88,852

		128,113

	Household Products — 1.2%
228	Colgate-Palmolive Co.	14,451
1,859	Procter & Gamble Co. (The)	133,752

		148,203

	Personal Products — 0.1%
156	Estee Lauder Cos., Inc. (The), Class A	12,571

	Tobacco — 0.5%
760	Philip Morris International, Inc.	60,302

	Total Consumer Staples	711,228

	Energy — 6.4%
	Energy Equipment & Services — 0.4%
372	Baker Hughes, Inc.	19,362
498	Schlumberger Ltd.	34,326

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued

		53,688

	Oil, Gas & Consumable Fuels — 6.0%
941	Anadarko Petroleum Corp.	56,836
1,774	Cabot Oil & Gas Corp.	38,781
1,084	Chevron Corp.	85,521
2,709	Columbia Pipeline Group, Inc.	49,550
370	Concho Resources, Inc. (a)	36,346
270	Devon Energy Corp.	10,006
18	Diamondback Energy, Inc. (a)	1,132
125	Energen Corp.	6,217
815	EOG Resources, Inc.	59,328
837	EQT Corp.	54,230
519	Exxon Mobil Corp.	38,575
384	Marathon Petroleum Corp.	17,810
2,923	Occidental Petroleum Corp.	193,329
126	Phillips 66	9,706
137	Pioneer Natural Resources Co.	16,709
698	Valero Energy Corp.	41,959

		716,035

	Total Energy	769,723

	Financials — 16.8%
	Banks — 6.7%
11,116	Bank of America Corp.	173,192
511	BB&T Corp.	18,208
3,329	Citigroup, Inc.	165,142
189	Comerica, Inc.	7,760
296	East West Bancorp, Inc.	11,364
1,044	KeyCorp	13,582
308	SunTrust Banks, Inc.	11,770
391	SVB Financial Group (a)	45,208
6,792	Wells Fargo & Co.	348,746

		794,972

	Capital Markets — 4.2%
403	Ameriprise Financial, Inc.	44,007
180	BlackRock, Inc.	53,625
2,155	Charles Schwab Corp. (The)	61,538
512	Goldman Sachs Group, Inc. (The)	88,955
1,657	Invesco Ltd.	51,762
5,473	Morgan Stanley	172,402
375	State Street Corp.	25,203
141	TD Ameritrade Holding Corp.	4,480

		501,972

	Consumer Finance — 0.6%
19	Ally Financial, Inc. (a)	397
1,432	Discover Financial Services	74,465

		74,862

	Diversified Financial Services — 0.7%
365	Intercontinental Exchange, Inc.	85,782

	Insurance — 3.7%
1,829	ACE Ltd., (Switzerland)	189,155
886	American International Group, Inc.	50,330
503	Arthur J. Gallagher & Co.	20,778
1,236	Marsh & McLennan Cos., Inc.	64,549
2,505	MetLife, Inc.	118,117
85	XL Group plc, (Ireland)	3,076

		446,005

	Real Estate Investment Trusts (REITs) — 0.9%
408	American Tower Corp.	35,877
125	AvalonBay Communities, Inc.	21,811
41	Boston Properties, Inc.	4,862
1,051	Prologis, Inc.	40,895
48	Vornado Realty Trust	4,309

		107,754

	Total Financials	2,011,347

	Health Care — 16.0%
	Biotechnology — 4.5%
466	Alexion Pharmaceuticals, Inc. (a)	72,907
349	Biogen, Inc. (a)	101,752
271	BioMarin Pharmaceutical, Inc. (a)	28,497
1,442	Celgene Corp. (a)	155,992
700	Gilead Sciences, Inc.	68,759
92	Incyte Corp. (a)	10,144
8	Regeneron Pharmaceuticals, Inc. (a)	3,514
889	Vertex Pharmaceuticals, Inc. (a)	92,576

		534,141

	Health Care Equipment & Supplies — 0.6%
797	Abbott Laboratories	32,043
2,304	Boston Scientific Corp. (a)	37,807

		69,850

	Health Care Providers & Services — 4.4%
917	Aetna, Inc.	100,283
576	Humana, Inc.	103,078
851	McKesson Corp.	157,489
1,428	UnitedHealth Group, Inc.	165,706

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — continued

		526,556

	Life Sciences Tools & Services — 0.5%
356	Illumina, Inc. (a)	62,610

	Pharmaceuticals — 6.0%
576	Allergan plc (a)	156,622
2,188	Bristol-Myers Squibb Co.	129,553
2,073	Eli Lilly & Co.	173,507
201	Johnson & Johnson	18,787
10	Perrigo Co. plc, (Ireland)	1,497
5,703	Pfizer, Inc.	179,123
369	Valeant Pharmaceuticals International, Inc. (a)	65,906

		724,995

	Total Health Care	1,918,152

	Industrials — 9.0%
	Aerospace & Defense — 3.1%
17	General Dynamics Corp.	2,304
2,005	Honeywell International, Inc.	189,823
323	L-3 Communications Holdings, Inc.	33,756
107	Northrop Grumman Corp.	17,695
249	Raytheon Co.	27,168
1,195	United Technologies Corp.	106,343

		377,089

	Airlines — 1.3%
699	Delta Air Lines, Inc.	31,376
2,348	United Continental Holdings, Inc. (a)	124,537

		155,913

	Building Products — 0.7%
670	Fortune Brands Home & Security, Inc.	31,820
71	Lennox International, Inc.	8,099
1,799	Masco Corp.	45,296

		85,215

	Commercial Services & Supplies — 0.0% (g)
61	Tyco International plc	2,050

	Construction & Engineering — 0.3%
823	Fluor Corp.	34,863

	Electrical Equipment — 0.4%
795	Eaton Corp. plc	40,806
259	Sensata Technologies Holding N.V., (Netherlands) (a)	11,466

		52,272

	Industrial Conglomerates — 0.8%
3,689	General Electric Co.	93,027

	Machinery — 1.1%
136	Cummins, Inc.	14,774
145	Ingersoll-Rand plc	7,377
1,561	PACCAR, Inc.	81,415
318	SPX Corp.	3,792
318	SPX FLOW, Inc. (a)	10,953
35	Stanley Black & Decker, Inc.	3,436
81	WABCO Holdings, Inc. (a)	8,477

		130,224

	Road & Rail — 1.2%
135	Canadian Pacific Railway Ltd., (Canada)	19,419
28	Kansas City Southern	2,524
1,377	Union Pacific Corp.	121,761

		143,704

	Trading Companies & Distributors — 0.1%
139	AerCap Holdings N.V., (Netherlands) (a)	5,325

	Total Industrials	1,079,682

	Information Technology — 22.4%
	Electronic Equipment, Instruments & Components — 0.8%
130	Amphenol Corp., Class A	6,648
1,392	TE Connectivity Ltd., (Switzerland)	83,345

		89,993

	Internet Software & Services — 4.1%
2,246	Facebook, Inc., Class A (a)	201,937
143	Google, Inc., Class A (a)	91,097
328	Google, Inc., Class C (a)	199,405

		492,439

	IT Services — 4.0%
1,523	Accenture plc, (Ireland), Class A	149,637
1,042	Cognizant Technology Solutions Corp., Class A (a)	65,210
1,065	Fidelity National Information Services, Inc.	71,446
385	MasterCard, Inc., Class A	34,721

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — continued
64	PayPal Holdings, Inc. (a)	1,993
2,281	Visa, Inc., Class A	158,921

		481,928

	Semiconductors & Semiconductor Equipment — 5.7%
1,808	Avago Technologies Ltd., (Singapore)	226,074
2,055	Broadcom Corp., Class A	105,668
539	Freescale Semiconductor Ltd. (a)	19,728
1,241	KLA-Tencor Corp.	62,029
2,466	Lam Research Corp.	161,108
104	Marvell Technology Group Ltd., (Bermuda)	944
541	NXP Semiconductors N.V., (Netherlands) (a)	47,078
1,296	Texas Instruments, Inc.	64,185

		686,814

	Software — 3.6%
1,035	Adobe Systems, Inc. (a)	85,113
7,587	Microsoft Corp.	335,787
425	Oracle Corp.	15,359

		436,259

	Technology Hardware, Storage & Peripherals — 4.2%
4,226	Apple, Inc.	466,123
1,341	Hewlett-Packard Co.	34,355

		500,478

	Total Information Technology	2,687,911

	Materials — 2.2%
	Chemicals — 0.7%
419	Axiall Corp.	6,571
217	CF Industries Holdings, Inc.	9,736
68	Chemours Co. (The)	442
425	Dow Chemical Co. (The)	18,028
62	E.I. du Pont de Nemours & Co.	2,992
1,427	Mosaic Co. (The)	44,402
10	Sherwin-Williams Co. (The)	2,239

		84,410

	Construction Materials — 0.4%
172	Martin Marietta Materials, Inc.	26,098
243	Vulcan Materials Co.	21,719

		47,817

	Containers & Packaging — 0.6%
1,674	Crown Holdings, Inc. (a)	76,576

	Metals & Mining — 0.5%
1,735	Alcoa, Inc.	16,761
3,629	United States Steel Corp.	37,818

		54,579

	Total Materials	263,382

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.7%
2,428	AT&T, Inc.	79,114

	Wireless Telecommunication Services — 0.0% (g)
21	SBA Communications Corp., Class A (a)	2,248

	Total Telecommunication Services	81,362

	Utilities — 2.4%
	Electric Utilities — 1.9%
884	Edison International	55,749
818	Exelon Corp.	24,300
805	NextEra Energy, Inc.	78,553
42	Pinnacle West Capital Corp.	2,699
984	PPL Corp.	32,349
970	Xcel Energy, Inc.	34,365

		228,015

	Multi-Utilities — 0.4%
639	CenterPoint Energy, Inc.	11,525
1,088	CMS Energy Corp.	38,422
248	NiSource, Inc.	4,599

		54,546

	Water Utilities — 0.1%
144	American Water Works Co., Inc.	7,937

	Total Utilities	290,498

	Total Common Stocks (Cost $9,662,422)	11,753,658

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0%
24	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $–)	—

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.3%
	Investment Company — 1.3%
155,059	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $155,059)	155,059

	Total Investments — 99.3% (Cost $9,817,481)	11,908,717
	Other Assets in Excess of Liabilities — 0.7% (c)	87,097

	NET ASSETS — 100.0%	$11,995,814

Percentages indicated are based on net assets.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
712	E-mini S&P 500	12/18/15	USD	$67,950	$(229)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,522,327
Aggregate gross unrealized depreciation	(431,091)

Net unrealized appreciation/depreciation	$2,091,236

Federal income tax cost of investments	$9,817,481

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV as of the report date.

Futures are generally valued on the basis of available market quotations.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$1,940,373	$—	$—		$1,940,373
Consumer Staples	711,228	—	—		711,228
Energy	769,723	—	—		769,723
Financials	2,011,347	—	—		2,011,347
Health Care	1,918,152	—	—		1,918,152
Industrials	1,079,682	—	—		1,079,682
Information Technology	2,687,911	—	—		2,687,911
Materials	263,382	—	—		263,382
Telecommunication Services	81,362	—	—		81,362
Utilities	290,498	—	—		290,498

Total Common Stocks	11,753,658	—	—		11,753,658

Warrant
Financials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	155,059	—	—		155,059

Total Investments in Securities	$11,908,717	$—	—	(a)	$11,908,717

Depreciation in Other Financial Instruments
Futures Contracts	$(229)	$—	$—		$(229)

(a)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2015.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 126.4% (j)
Common Stocks — 125.1%
	Consumer Discretionary — 21.7%
	Auto Components — 0.6%
405	Delphi Automotive plc, (United Kingdom)	30,824
718	Magna International, Inc., (Canada)	34,473

		65,297

	Automobiles — 3.0%
821	Ford Motor Co.	11,137
10,290	General Motors Co.	308,914

		320,051

	Hotels, Restaurants & Leisure — 1.1%
605	Carnival Corp.	30,093
48	Hilton Worldwide Holdings, Inc.	1,108
993	Royal Caribbean Cruises Ltd.	88,433
50	Starbucks Corp.	2,821

		122,455

	Household Durables — 2.3%
1,970	D.R. Horton, Inc.	57,827
1,115	Harman International Industries, Inc.	107,070
22	Jarden Corp. (a)	1,085
817	PulteGroup, Inc.	15,423
1,820	Toll Brothers, Inc. (a)	62,307
20	TopBuild Corp.	631

		244,343

	Internet & Catalog Retail — 1.5%
326	Amazon.com, Inc. (a)	166,796

	Media — 7.5%
1,753	CBS Corp. (Non-Voting), Class B	69,930
421	Charter Communications, Inc., Class A (a)	73,950
1,577	Comcast Corp., Class A	89,710
1,108	DISH Network Corp., Class A (a)	64,652
4,045	Time Warner, Inc.	278,080
378	Time, Inc.	7,196
6,642	Twenty-First Century Fox, Inc., Class A	179,188
1,805	Twenty-First Century Fox, Inc., Class B	48,872

		811,578

	Multiline Retail — 0.2%
373	Dollar General Corp.	27,030

	Specialty Retail — 4.7%
951	Best Buy Co., Inc.	35,297
252	Home Depot, Inc. (The)	29,127
4,083	Lowe’s Cos., Inc.	281,396
413	Tiffany & Co.	31,900
1,736	TJX Cos., Inc. (The)	123,988

		501,708

	Textiles, Apparel & Luxury Goods — 0.8%
94	lululemon athletica, Inc., (Canada) (a)	4,775
371	Ralph Lauren Corp.	43,843
487	V.F. Corp.	33,194

		81,812

	Total Consumer Discretionary	2,341,070

	Consumer Staples — 6.0%
	Beverages — 2.5%
46	Boston Beer Co., Inc. (The), Class A (a)	9,709
1,331	Coca-Cola Co. (The)	53,381
29	Constellation Brands, Inc., Class A	3,675
717	Molson Coors Brewing Co., Class B	59,522
1,531	PepsiCo, Inc.	144,397

		270,684

	Food & Staples Retailing — 1.0%
735	Costco Wholesale Corp.	106,310
28	Walgreens Boots Alliance, Inc.	2,294

		108,604

	Food Products — 1.1%
25	Archer-Daniels-Midland Co.	1,028
148	Campbell Soup Co.	7,480
571	Hershey Co. (The)	52,444
1,382	Mondelez International, Inc., Class A	57,848

		118,800

	Household Products — 1.0%
444	Colgate-Palmolive Co.	28,178
1,155	Procter & Gamble Co. (The)	83,078

		111,256

	Tobacco — 0.4%
481	Philip Morris International, Inc.	38,139

	Total Consumer Staples	647,483

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Energy — 8.2%
	Energy Equipment & Services — 0.6%
889	Schlumberger Ltd.	61,324

	Oil, Gas & Consumable Fuels — 7.6%
927	Anadarko Petroleum Corp.	55,978
2,341	Cabot Oil & Gas Corp.	51,176
1,344	Chevron Corp.	106,034
4,283	Columbia Pipeline Group, Inc.	78,337
262	Concho Resources, Inc. (a)	25,746
60	Diamondback Energy, Inc.	3,876
236	Energen Corp.	11,747
898	EOG Resources, Inc.	65,392
1,149	EQT Corp.	74,419
398	Marathon Oil Corp.	6,131
412	Marathon Petroleum Corp.	19,109
3,538	Occidental Petroleum Corp.	234,032
217	Phillips 66	16,651
137	Pioneer Natural Resources Co.	16,675
948	TransCanada Corp., (Canada)	29,932
479	Valero Energy Corp.	28,761

		823,996

	Total Energy	885,320

	Financials — 24.7%
	Banks — 7.6%
12,439	Bank of America Corp.	193,798
3,674	Citigroup, Inc.	182,287
352	Comerica, Inc.	14,471
228	SVB Financial Group (a)	26,330
7,836	Wells Fargo & Co.	402,402

		819,288

	Capital Markets — 6.4%
601	Ameriprise Financial, Inc.	65,589
342	BlackRock, Inc.	101,672
2,160	Charles Schwab Corp. (The)	61,684
1,036	Goldman Sachs Group, Inc. (The)	180,009
2,507	Invesco Ltd.	78,282
6,176	Morgan Stanley	194,549
274	TD Ameritrade Holding Corp.	8,735

		690,520

	Consumer Finance — 1.1%
969	Ally Financial, Inc. (a)	19,747
1,966	Discover Financial Services	102,225

		121,972

	Diversified Financial Services — 1.2%
567	Intercontinental Exchange, Inc.	133,305

	Insurance — 6.3%
3,534	ACE Ltd., (Switzerland)	365,382
95	Allstate Corp. (The)	5,556
101	American International Group, Inc.	5,765
868	Arthur J. Gallagher & Co.	35,846
2,810	Marsh & McLennan Cos., Inc.	146,713
2,430	MetLife, Inc.	114,569
91	XL Group plc, (Ireland)	3,316

		677,147

	Real Estate Investment Trusts (REITs) — 2.1%
364	American Campus Communities, Inc.	13,191
538	American Tower Corp.	47,312
296	AvalonBay Communities, Inc.	51,833
105	Boston Properties, Inc.	12,484
435	Brixmor Property Group, Inc.	10,209
57	Equity One, Inc.	1,382
312	HCP, Inc.	11,611
255	Kimco Realty Corp.	6,217
359	Liberty Property Trust	11,296
769	Prologis, Inc.	29,902
195	SL Green Realty Corp.	21,113
135	Spirit Realty Capital, Inc.	1,236
93	Vornado Realty Trust	8,402

		226,188

	Total Financials	2,668,420

	Health Care — 18.7%
	Biotechnology — 5.3%
452	Alexion Pharmaceuticals, Inc. (a)	70,670
394	Biogen, Inc. (a)	114,865
347	BioMarin Pharmaceutical, Inc. (a)	36,590
1,466	Celgene Corp. (a)	158,568
663	Gilead Sciences, Inc.	65,129
221	Incyte Corp. (a)	24,405
7	Regeneron Pharmaceuticals, Inc. (a)	3,326
900	Vertex Pharmaceuticals, Inc. (a)	93,712

		567,265

	Health Care Equipment & Supplies — 0.3%
206	Abbott Laboratories	8,290
1,687	Boston Scientific Corp. (a)	27,691

		35,981

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Health Care — continued
	Health Care Providers & Services — 5.1%
793	Aetna, Inc.	86,815
67	Cigna Corp.	9,020
585	Humana, Inc.	104,785
1,023	McKesson Corp.	189,228
1,419	UnitedHealth Group, Inc.	164,666

		554,514

	Life Sciences Tools & Services — 0.8%
492	Illumina, Inc. (a)	86,545

	Pharmaceuticals — 7.2%
566	Allergan plc (a)	153,755
2,253	Bristol-Myers Squibb Co.	133,348
2,338	Eli Lilly & Co.	195,661
124	Johnson & Johnson	11,562
9	Perrigo Co. plc, (Ireland)	1,405
6,848	Pfizer, Inc.	215,101
360	Valeant Pharmaceuticals International, Inc. (a)	64,156

		774,988

	Total Health Care	2,019,293

	Industrials — 11.8%
	Aerospace & Defense — 4.5%
36	General Dynamics Corp.	5,021
2,982	Honeywell International, Inc.	282,399
257	L-3 Communications Holdings, Inc.	26,842
271	Northrop Grumman Corp.	44,943
458	Raytheon Co.	50,020
821	United Technologies Corp.	73,104

		482,329

	Airlines — 2.3%
1,869	Delta Air Lines, Inc.	83,847
3,061	United Continental Holdings, Inc. (a)	162,398

		246,245

	Building Products — 1.0%
750	Fortune Brands Home & Security, Inc.	35,597
95	Lennox International, Inc.	10,744
2,612	Masco Corp.	65,773

		112,114

	Commercial Services & Supplies — 0.3%
598	Republic Services, Inc.	24,617
119	Tyco International plc	3,985

		28,602

	Construction & Engineering — 0.3%
702	Fluor Corp.	29,750

	Industrial Conglomerates — 0.8%
3,586	General Electric Co.	90,434

	Machinery — 1.4%
173	Ingersoll-Rand plc	8,796
1,873	PACCAR, Inc.	97,706
491	SPX Corp.	5,856
491	SPX FLOW, Inc. (a)	16,913
71	Stanley Black & Decker, Inc.	6,895
95	WABCO Holdings, Inc. (a)	9,940

		146,106

	Professional Services — 0.0% (g)
12	Equifax, Inc.	1,205

	Road & Rail — 1.1%
21	Canadian Pacific Railway Ltd., (Canada)	2,953
26	Kansas City Southern	2,390
1,334	Union Pacific Corp.	117,918

		123,261

	Trading Companies & Distributors — 0.1%
392	AerCap Holdings N.V., (Netherlands) (a)	14,998

	Total Industrials	1,275,044

	Information Technology — 27.8%
	Electronic Equipment, Instruments & Components — 1.1%
122	Amphenol Corp., Class A	6,192
1,861	TE Connectivity Ltd., (Switzerland)	111,464

		117,656

	Internet Software & Services — 4.4%
2,090	Facebook, Inc., Class A (a)	187,880
157	Google, Inc., Class A (a)	100,424
308	Google, Inc., Class C (a)	187,414

		475,718

	IT Services — 4.7%
1,388	Accenture plc, (Ireland), Class A	136,342
476	Cognizant Technology Solutions Corp., Class A (a)	29,813
2,190	Fidelity National Information Services, Inc.	146,908

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Information Technology — continued
	IT Services — continued
675	MasterCard, Inc., Class A	60,807
61	PayPal Holdings, Inc. (a)	1,878
1,523	Visa, Inc., Class A	106,057
228	WEX, Inc. (a)	19,826

		501,631

	Semiconductors & Semiconductor Equipment — 9.0%
2,388	Avago Technologies Ltd., (Singapore)	298,469
2,177	Broadcom Corp., Class A	111,964
1,695	KLA-Tencor Corp.	84,774
3,853	Lam Research Corp.	251,710
2,795	Marvell Technology Group Ltd., (Bermuda)	25,296
1,150	NXP Semiconductors N.V., (Netherlands) (a)	100,115
1,980	Texas Instruments, Inc.	98,072

		970,400

	Software — 3.6%
819	Adobe Systems, Inc. (a)	67,375
7,082	Microsoft Corp.	313,428
88	Oracle Corp.	3,183

		383,986

	Technology Hardware, Storage & Peripherals — 5.0%
3,857	Apple, Inc.	425,443
4,620	Hewlett-Packard Co.	118,314

		543,757

	Total Information Technology	2,993,148

	Materials — 3.4%
	Chemicals — 1.2%
121	Albemarle Corp.	5,319
630	Axiall Corp.	9,888
1,194	Dow Chemical Co. (The)	50,633
58	E.I. du Pont de Nemours & Co.	2,811
350	Eastman Chemical Co.	22,620
1,256	Mosaic Co. (The)	39,064
14	Sherwin-Williams Co. (The)	3,164

		133,499

	Construction Materials — 0.6%
268	Martin Marietta Materials, Inc.	40,740
204	Vulcan Materials Co.	18,165

		58,905

	Containers & Packaging — 0.9%
2,021	Crown Holdings, Inc. (a)	92,460
114	WestRock Co.	5,844

		98,304

	Metals & Mining — 0.7%
246	Nucor Corp.	9,220
5,899	United States Steel Corp.	61,471

		70,691

	Total Materials	361,399

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.1%
260	AT&T, Inc.	8,461

	Wireless Telecommunication Services — 0.1%
73	SBA Communications Corp., Class A (a)	7,629

	Total Telecommunication Services	16,090

	Utilities — 2.6%
	Electric Utilities — 1.9%
909	Edison International	57,353
710	Exelon Corp.	21,073
485	NextEra Energy, Inc.	47,281
81	Pinnacle West Capital Corp.	5,216
1,209	PPL Corp.	39,780
809	Xcel Energy, Inc.	28,659

		199,362

	Gas Utilities — 0.1%
762	Questar Corp.	14,794

	Multi-Utilities — 0.5%
1,193	CMS Energy Corp.	42,133
329	NiSource, Inc.	6,100
28	Sempra Energy	2,699

		50,932

	Water Utilities — 0.1%
242	American Water Works Co., Inc.	13,341

	Total Utilities	278,429

	Total Common Stocks (Cost $11,333,003)	13,485,696

	Exchange Traded Fund — 0.1%
	U.S. Equity — 0.1%
190	Vanguard REIT ETF (Cost $15,649)	14,360

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.2%
	Investment Company — 1.2%
134,094	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $134,094)	134,094

	Total Investments — 126.4% (Cost $11,482,746)	13,634,150
	Liabilities in Excess of Other Assets — (26.4)% (c)	(2,848,991)

	NET ASSETS — 100.0%	$10,785,159

Short Positions — 27.1%
Common Stocks — 27.1%
	Consumer Discretionary — 3.6%
	Auto Components — 0.7%
294	Autoliv, Inc., (Sweden)	32,036
357	BorgWarner, Inc.	14,837
271	Lear Corp.	29,512

		76,385

	Hotels, Restaurants & Leisure — 0.5%
344	Darden Restaurants, Inc.	23,581
401	Marriott International, Inc., Class A	27,334

		50,915

	Leisure Products — 0.1%
138	Hasbro, Inc.	9,966
49	Mattel, Inc.	1,038

		11,004

	Media — 1.3%
92	AMC Networks, Inc., Class A (a)	6,718
870	Discovery Communications, Inc., Class A (a)	22,657
1,195	Interpublic Group of Cos., Inc. (The)	22,860
467	Omnicom Group, Inc.	30,768
653	Scripps Networks Interactive, Inc., Class A	32,106
272	Walt Disney Co. (The)	27,768

		142,877

	Multiline Retail — 0.2%
431	Kohl’s Corp.	19,970
22	Macy’s, Inc.	1,110
16	Nordstrom, Inc.	1,126

		22,206

	Specialty Retail — 0.3%
514	Bed Bath & Beyond, Inc. (a)	29,304

	Textiles, Apparel & Luxury Goods — 0.5%
301	NIKE, Inc., Class B	37,016
227	Under Armour, Inc., Class A (a)	22,015

		59,031

	Total Consumer Discretionary	391,722

	Consumer Staples — 1.9%
	Beverages — 0.2%
202	Brown-Forman Corp., Class B	19,584

	Food & Staples Retailing — 0.9%
572	Sysco Corp.	22,300
573	Wal-Mart Stores, Inc.	37,133
1,159	Whole Foods Market, Inc.	36,682

		96,115

	Food Products — 0.2%
223	General Mills, Inc.	12,531
148	Kellogg Co.	9,823
20	Mead Johnson Nutrition Co.	1,431

		23,785

	Household Products — 0.6%
755	Church & Dwight Co., Inc.	63,356

	Total Consumer Staples	202,840

	Energy — 1.5%
	Energy Equipment & Services — 0.5%
76	Ensco plc, (United Kingdom), Class A	1,067
780	FMC Technologies, Inc. (a)	24,189
296	Halliburton Co.	10,446
141	Helmerich & Payne, Inc.	6,656
273	Noble Corp. plc, (United Kingdom)	2,973
40	Patterson-UTI Energy, Inc.	521
338	Tenaris S.A., (Luxembourg), ADR	8,151

		54,003

	Oil, Gas & Consumable Fuels — 1.0%
649	Enbridge, Inc., (Canada)	24,105
246	Hess Corp.	12,335
293	Kinder Morgan, Inc.	8,113
2,209	QEP Resources, Inc.	27,680
1,222	Spectra Energy Corp.	32,098

		104,331

	Total Energy	158,334

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Financials — 5.6%
	Banks — 1.3%
534	Associated Banc-Corp.	9,589
632	Citizens Financial Group, Inc.	15,086
1,852	First Horizon National Corp.	26,267
1,936	People’s United Financial, Inc.	30,455
359	PNC Financial Services Group, Inc. (The)	32,005
645	U.S. Bancorp	26,456

		139,858

	Capital Markets — 0.6%
448	Franklin Resources, Inc.	16,705
285	Northern Trust Corp.	19,417
472	T. Rowe Price Group, Inc.	32,800

		68,922

	Consumer Finance — 0.1%
190	Capital One Financial Corp.	13,779

	Diversified Financial Services — 0.3%
536	Nasdaq, Inc.	28,569

	Insurance — 1.6%
123	Aon plc, (United Kingdom)	10,879
333	Arch Capital Group Ltd., (Bermuda) (a)	24,458
80	Assurant, Inc.	6,352
110	Hartford Financial Services Group, Inc. (The)	5,018
94	Principal Financial Group, Inc.	4,445
1,785	Progressive Corp. (The)	54,685
582	Torchmark Corp.	32,811
236	Travelers Cos., Inc. (The)	23,525
184	W.R. Berkley Corp.	10,017

		172,190

	Real Estate Investment Trusts (REITs) — 1.7%
575	BioMed Realty Trust, Inc.	11,494
227	Camden Property Trust	16,775
341	Digital Realty Trust, Inc.	22,268
189	Federal Realty Investment Trust	25,790
31	Realty Income Corp.	1,446
54	UDR, Inc.	1,868
1,158	Ventas, Inc.	64,902
567	Welltower, Inc.	38,405

		182,948

	Total Financials	606,266

	Health Care — 2.5%
	Biotechnology — 0.8%
325	Alkermes plc, (Ireland) (a)	19,070
317	Amgen, Inc.	43,895
725	Isis Pharmaceuticals, Inc. (a)	29,296

		92,261

	Health Care Equipment & Supplies — 0.8%
968	Baxter International, Inc.	31,790
311	Medtronic plc, (Ireland)	20,838
473	St. Jude Medical, Inc.	29,854

		82,482

	Health Care Providers & Services — 0.6%
256	AmerisourceBergen Corp.	24,280
87	Anthem, Inc.	12,141
340	Cardinal Health, Inc.	26,155

		62,576

	Pharmaceuticals — 0.3%
375	AbbVie, Inc.	20,388
239	Merck & Co., Inc.	11,794

		32,182

	Total Health Care	269,501

	Industrials — 4.4%
	Aerospace & Defense — 1.4%
394	Boeing Co. (The)	51,642
391	Lockheed Martin Corp.	81,144
393	Textron, Inc.	14,793

		147,579

	Air Freight & Logistics — 0.3%
419	C.H. Robinson Worldwide, Inc.	28,377

	Airlines — 0.6%
646	American Airlines Group, Inc.	25,081
1,078	Southwest Airlines Co.	41,008

		66,089

	Commercial Services & Supplies — 0.5%
924	ADT Corp. (The)	27,628
480	Waste Management, Inc.	23,914

		51,542

	Electrical Equipment — 0.6%
80	Emerson Electric Co.	3,529
632	Rockwell Automation, Inc.	64,083

		67,612

	Industrial Conglomerates — 0.5%
409	3M Co.	58,045

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Industrials — continued
	Machinery — 0.2%
481	Donaldson Co., Inc.	13,515
145	Illinois Tool Works, Inc.	11,910

		25,425

	Trading Companies & Distributors — 0.3%
523	Air Lease Corp.	16,183
327	Fastenal Co.	11,976
15	W.W. Grainger, Inc.	3,290

		31,449

	Total Industrials	476,118

	Information Technology — 3.9%
	Communications Equipment — 0.4%
979	Cisco Systems, Inc.	25,696
594	Juniper Networks, Inc.	15,264

		40,960

	IT Services — 1.1%
706	Fiserv, Inc. (a)	61,168
379	International Business Machines Corp.	54,871

		116,039

	Semiconductors & Semiconductor Equipment — 1.7%
174	Analog Devices, Inc.	9,821
1,500	Intel Corp.	45,219
1,096	Linear Technology Corp.	44,228
164	Maxim Integrated Products, Inc.	5,474
426	Micron Technology, Inc. (a)	6,381
932	NVIDIA Corp.	22,965
2,303	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	47,784

		181,872

	Software — 0.2%
396	Salesforce.com, Inc. (a)	27,513

	Technology Hardware, Storage & Peripherals — 0.5%
946	EMC Corp.	22,853
231	SanDisk Corp.	12,545
343	Seagate Technology plc	15,384

		50,782

	Total Information Technology	417,166

	Materials — 1.1%
	Chemicals — 0.9%
17	Agrium, Inc., (Canada)	1,557
298	Ecolab, Inc.	32,675
512	LyondellBasell Industries N.V., Class A	42,655
13	Monsanto Co.	1,118
113	Praxair, Inc.	11,459
186	Westlake Chemical Corp.	9,647

		99,111

	Containers & Packaging — 0.1%
72	AptarGroup, Inc.	4,769
98	Bemis Co., Inc.	3,866
124	Sonoco Products Co.	4,695

		13,330

	Metals & Mining — 0.1%
57	Compass Minerals International, Inc.	4,440
909	Freeport-McMoRan, Inc.	8,804

		13,244

	Total Materials	125,685

	Utilities — 2.6%
	Electric Utilities — 1.3%
1,137	Duke Energy Corp.	81,787
33	Entergy Corp.	2,166
1,222	Southern Co. (The)	54,616

		138,569

	Multi-Utilities — 1.2%
319	Ameren Corp.	13,493
769	Consolidated Edison, Inc.	51,393
1,157	SCANA Corp.	65,067

		129,953

	Water Utilities — 0.1%
475	Aqua America, Inc.	12,579

	Total Utilities	281,101

	Total Securities Sold Short (Proceeds $3,072,636)	$2,928,733

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,156	E-mini S&P 500	12/18/15	USD	$110,323	$(420)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
REIT	—	Real Estate Investment Trust
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(g)	—	Amount rounds to less than 0.1%.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,719,691
Aggregate gross unrealized depreciation	(568,287)

Net unrealized appreciation/depreciation	$2,151,404

Federal income tax cost of investments	$11,482,746

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,634,150	$—	$—	$13,634,150

Total Liabilities for Securities Sold Short (a)	$(2,928,733)	$—	$—	$(2,928,733)

Depreciation in Other Financial Instruments
Futures Contracts	$(420)	$—	$—	$(420)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 138.8% (j)
Common Stocks — 137.9%
Consumer Discretionary — 26.2%
		Auto Components — 2.8%
–	(h)	Delphi Automotive plc, (United Kingdom)	13
–	(h)	Lear Corp.	32
1		Magna International, Inc., (Canada)	37

			82

		Automobiles — 2.1%
1		Ford Motor Co.	20
1		General Motors Co.	41

			61

		Household Durables — 0.3%
–	(h)	D.R. Horton, Inc.	8
–	(h)	Harman International Industries, Inc.	2

			10

		Internet & Catalog Retail — 0.2%
–	(h)	Amazon.com, Inc. (a)	5

		Media — 11.7%
1		CBS Corp. (Non-Voting), Class B	26
–	(h)	Charter Communications, Inc., Class A (a)	3
2		Comcast Corp., Class A	95
1		DISH Network Corp., Class A (a)	58
1		Time Warner, Inc.	78
3		Twenty-First Century Fox, Inc., Class A	73
–	(h)	Viacom, Inc., Class B	4
–	(h)	Walt Disney Co. (The)	1

			338

		Multiline Retail — 0.8%
–	(h)	Dollar General Corp.	22

		Specialty Retail — 6.1%
1		AutoNation, Inc. (a)	66
–	(h)	Best Buy Co., Inc.	12
–	(h)	Home Depot, Inc. (The)	15
1		Lowe’s Cos., Inc.	69
–	(h)	Ross Stores, Inc.	14

			176

		Textiles, Apparel & Luxury Goods — 2.2%
–	(h)	PVH Corp.	29
–	(h)	V.F. Corp.	34

			63

		Total Consumer Discretionary	757

Consumer Staples — 8.2%
		Beverages — 2.5%
–	(h)	Coca-Cola Enterprises, Inc.	1
–	(h)	Constellation Brands, Inc., Class A	2
–	(h)	Dr. Pepper Snapple Group, Inc.	2
1		PepsiCo, Inc.	65

			70

		Food & Staples Retailing — 0.2%
–	(h)	Wal-Mart Stores, Inc.	7

		Food Products — 0.3%
–	(h)	Pilgrim’s Pride Corp.	8

		Household Products — 3.1%
–	(h)	Colgate-Palmolive Co.	13
–	(h)	Kimberly-Clark Corp.	10
1		Procter & Gamble Co. (The)	68

			91

		Tobacco — 2.1%
1		Philip Morris International, Inc.	60

		Total Consumer Staples	236

Energy — 7.4%
		Energy Equipment & Services — 1.4%
–	(h)	Baker Hughes, Inc.	3
1		National Oilwell Varco, Inc.	34
–	(h)	Noble Corp. plc, (United Kingdom)	4

			41

		Oil, Gas & Consumable Fuels — 6.0%
–	(h)	Chevron Corp.	24
–	(h)	EQT Corp.	5
1		Exxon Mobil Corp.	59
1		Marathon Oil Corp.	11
–	(h)	Marathon Petroleum Corp.	18
–	(h)	Murphy Oil Corp.	2
–	(h)	Occidental Petroleum Corp.	5
–	(h)	Phillips 66	7
–	(h)	Tesoro Corp.	4
1		Valero Energy Corp.	37

			172

		Total Energy	213

Financials — 25.1%
		Banks — 6.0%
5		Bank of America Corp.	81

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
		Banks — continued
1		Citigroup, Inc.	36
–	(h)	Cullen/Frost Bankers, Inc.	4
–	(h)	Fifth Third Bancorp	–	(h)
–	(h)	Prosperity Bancshares, Inc.	11
1		Wells Fargo & Co.	42

			174

		Capital Markets — 8.1%
–	(h)	BlackRock, Inc.	8
–	(h)	Goldman Sachs Group, Inc. (The)	78
1		Invesco Ltd.	35
1		Janus Capital Group, Inc.	20
–	(h)	Legg Mason, Inc.	8
2		Morgan Stanley	74
–	(h)	T. Rowe Price Group, Inc.	11

			234

		Consumer Finance — 0.3%
–	(h)	Capital One Financial Corp.	5
–	(h)	Santander Consumer USA Holdings, Inc. (a)	3

			8

		Diversified Financial Services — 1.6%
–	(h)	Berkshire Hathaway, Inc., Class B (a)	36
–	(h)	Intercontinental Exchange, Inc.	9

			45

		Insurance — 5.8%
–	(h)	ACE Ltd., (Switzerland)	22
–	(h)	American International Group, Inc.	24
–	(h)	Everest Re Group Ltd., (Bermuda)	11
2		MetLife, Inc.	77
–	(h)	Prudential Financial, Inc.	32
–	(h)	XL Group plc, (Ireland)	3

			169

		Real Estate Investment Trusts (REITs) — 3.3%
–	(h)	American Tower Corp.	4
–	(h)	AvalonBay Communities, Inc.	28
–	(h)	Highwoods Properties, Inc.	7
1		Host Hotels & Resorts, Inc.	12
1		LaSalle Hotel Properties	16
–	(h)	Prologis, Inc.	15
–	(h)	Regency Centers Corp.	13

			95

		Total Financials	725

Health Care — 18.7%
		Biotechnology — 6.0%
–	(h)	Alexion Pharmaceuticals, Inc. (a)	3
–	(h)	Amgen, Inc.	6
–	(h)	Biogen, Inc. (a)	49
–	(h)	Celgene Corp. (a)	45
1		Gilead Sciences, Inc.	69

			172

		Health Care Providers & Services — 5.6%
1		Aetna, Inc.	56
–	(h)	AmerisourceBergen Corp.	4
–	(h)	Cardinal Health, Inc.	2
–	(h)	Cigna Corp.	3
–	(h)	Humana, Inc.	2
–	(h)	McKesson Corp.	45
–	(h)	UnitedHealth Group, Inc.	49

			161

		Pharmaceuticals — 7.1%
–	(h)	Allergan plc (a)	31
1		Bristol-Myers Squibb Co.	54
–	(h)	Eli Lilly & Co.	28
–	(h)	Johnson & Johnson	23
–	(h)	Mylan N.V. (a)	4
1		Pfizer, Inc.	37
–	(h)	Valeant Pharmaceuticals International, Inc. (a)	30

			207

		Total Health Care	540

Industrials — 14.0%
		Aerospace & Defense — 5.3%
–	(h)	Curtiss-Wright Corp.	4
–	(h)	General Dynamics Corp.	25
1		Honeywell International, Inc.	60
–	(h)	L-3 Communications Holdings, Inc.	8
1		United Technologies Corp.	57

			154

		Airlines — 1.8%
–	(h)	Delta Air Lines, Inc.	2
1		United Continental Holdings, Inc. (a)	49

			51

		Construction & Engineering — 0.4%
–	(h)	Fluor Corp.	11

		Electrical Equipment — 0.2%
–	(h)	Eaton Corp. plc	5

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
		Machinery — 5.3%
1		Cummins, Inc.	69
1		PACCAR, Inc.	65
–	(h)	Parker-Hannifin Corp.	9
–	(h)	Snap-on, Inc.	8
–	(h)	Stanley Black & Decker, Inc.	4

			155

		Road & Rail — 1.0%
–	(h)	CSX Corp.	1
–	(h)	Union Pacific Corp.	29

			30

		Total Industrials	406

Information Technology — 28.1%
		Communications Equipment — 0.6%
–	(h)	F5 Networks, Inc. (a)	10
–	(h)	QUALCOMM, Inc.	6

			16

		Electronic Equipment, Instruments & Components — 2.5%
1		TE Connectivity Ltd., (Switzerland)	71

		Internet Software & Services — 3.7%
–	(h)	Facebook, Inc., Class A (a)	33
–	(h)	Google, Inc., Class A (a)	44
–	(h)	Google, Inc., Class C (a)	31

			108

		IT Services — 5.7%
1		Accenture plc, (Ireland), Class A	80
–	(h)	Alliance Data Systems Corp. (a)	1
–	(h)	Automatic Data Processing, Inc.	5
1		Cognizant Technology Solutions Corp., Class A (a)	53
–	(h)	Infosys Ltd., (India), ADR	3
–	(h)	International Business Machines Corp.	13
–	(h)	Western Union Co. (The)	9

			164

		Semiconductors & Semiconductor Equipment — 7.1%
2		Applied Materials, Inc.	24
1		Avago Technologies Ltd., (Singapore)	74
1		Lam Research Corp.	58
–	(h)	NXP Semiconductors N.V., (Netherlands) (a)	18
–	(h)	Skyworks Solutions, Inc.	14
–	(h)	Teradyne, Inc.	6
–	(h)	Texas Instruments, Inc.	12

			206

		Software — 2.5%
–	(h)	Adobe Systems, Inc. (a)	15
1		Microsoft Corp.	55
–	(h)	Oracle Corp.	4

			74

		Technology Hardware, Storage & Peripherals — 6.0%
1		Apple, Inc.	164
–	(h)	Hewlett-Packard Co.	9

			173

		Total Information Technology	812

Materials — 4.3%
		Chemicals — 2.8%
–	(h)	Dow Chemical Co. (The)	18
–	(h)	Eastman Chemical Co.	8
2		Mosaic Co. (The)	56

			82

		Containers & Packaging — 1.4%
1		Crown Holdings, Inc. (a)	41
–	(h)	Sealed Air Corp.	1

			42

		Paper & Forest Products — 0.1%
–	(h)	International Paper Co.	2

		Total Materials	126

Telecommunication Services — 1.4%
		Diversified Telecommunication Services — 1.4%
1		AT&T, Inc.	41

Utilities — 4.5%
		Electric Utilities — 3.2%
–	(h)	Edison International	18
2		Exelon Corp.	50
–	(h)	NextEra Energy, Inc.	27

			95

		Gas Utilities — 0.5%
1		Questar Corp.	14

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
		Multi-Utilities — 0.8%
–	(h)	CenterPoint Energy, Inc.	4
–	(h)	Public Service Enterprise Group, Inc.	18

			22

		Total Utilities	131

		Total Common Stocks (Cost $4,025)	3,987

Short-Term Investments — 0.9%
		Investment Company — 0.6%
16		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l)	16

PRINCIPAL AMOUNT($)
		U.S. Treasury Obligation — 0.3%
10		U.S. Treasury Bill, 0.180%, 04/28/16 (k) (n)	10

		Total Short-Term Investments (Cost $26)	26

		Total Investments — 138.8% (Cost $4,051)	4,013
		Liabilities in Excess of Other Assets — (38.8)%	(1,121)

		NET ASSETS — 100.0%	$2,892

SHARES
Short Positions — 37.9%
Common Stocks — 37.9%
		Consumer Discretionary — 4.5%
		Auto Components — 0.4%
–	(h)	Autoliv, Inc., (Sweden)	9
–	(h)	BorgWarner, Inc.	3

			12

		Hotels, Restaurants & Leisure — 1.6%
–	(h)	Hilton Worldwide Holdings, Inc.	6
–	(h)	Marriott International, Inc., Class A	6
–	(h)	McDonald’s Corp.	22
–	(h)	Yum! Brands, Inc.	12

			46

		Household Durables — 0.4%
–	(h)	Lennar Corp., Class A	12

		Internet & Catalog Retail — 0.5%
–	(h)	Netflix, Inc. (a)	13

		Leisure Products — 0.4%
1		Mattel, Inc.	12

		Specialty Retail — 0.1%
–	(h)	Bed Bath & Beyond, Inc. (a)	2

		Textiles, Apparel & Luxury Goods — 1.1%
–	(h)	Under Armour, Inc., Class A (a)	33

		Total Consumer Discretionary	130

Consumer Staples — 4.1%
		Beverages — 0.2%
–	(h)	Brown-Forman Corp., Class B	5

		Food & Staples Retailing — 1.7%
–	(h)	CVS Health Corp.	7
1		Sysco Corp.	21
–	(h)	Walgreens Boots Alliance, Inc.	6
–	(h)	Whole Foods Market, Inc.	14

			48

		Food Products — 2.1%
–	(h)	ConAgra Foods, Inc.	13
–	(h)	General Mills, Inc.	25
–	(h)	Kellogg Co.	25

			63

		Household Products — 0.1%
–	(h)	Church & Dwight Co., Inc.	4

		Total Consumer Staples	120

Energy — 2.2%
		Energy Equipment & Services — 0.4%
–	(h)	Diamond Offshore Drilling, Inc.	2
1		Weatherford International plc, (Switzerland) (a)	8

			10

		Oil, Gas & Consumable Fuels — 1.8%
–	(h)	Anadarko Petroleum Corp.	7
–	(h)	Enbridge, Inc., (Canada)	3
–	(h)	Kinder Morgan, Inc.	5
–	(h)	ONEOK, Inc.	10
1		QEP Resources, Inc.	12
1		Spectra Energy Corp.	13
–	(h)	WPX Energy, Inc. (a)	2

			52

		Total Energy	62

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
Financials — 8.3%
		Banks — 2.8%
–	(h)	BankUnited, Inc.	7
–	(h)	City National Corp.	2
–	(h)	Commerce Bancshares, Inc.	14
1		First Niagara Financial Group, Inc.	12
–	(h)	FirstMerit Corp.	3
–	(h)	M&T Bank Corp.	17
–	(h)	People’s United Financial, Inc.	5
–	(h)	Signature Bank (a)	3
–	(h)	Synovus Financial Corp.	2
–	(h)	U.S. Bancorp	3
1		Zions Bancorporation	14

			82

		Capital Markets — 0.8%
–	(h)	Federated Investors, Inc., Class B	14
–	(h)	Northern Trust Corp.	9

			23

		Consumer Finance — 0.3%
–	(h)	American Express Co.	9

		Diversified Financial Services — 0.4%
–	(h)	CME Group, Inc.	11

		Insurance — 1.7%
–	(h)	Marsh & McLennan Cos., Inc.	5
–	(h)	Progressive Corp. (The)	5
–	(h)	Torchmark Corp.	21
–	(h)	W.R. Berkley Corp.	17
–	(h)	Willis Group Holdings plc, (United Kingdom)	2

			50

		Real Estate Investment Trusts (REITs) — 2.3%
–	(h)	Crown Castle International Corp.	9
–	(h)	Equity Residential	10
–	(h)	Federal Realty Investment Trust	12
–	(h)	Hudson Pacific Properties, Inc.	7
–	(h)	UDR, Inc.	4
–	(h)	Ventas, Inc.	13
–	(h)	Welltower, Inc.	11

			66

		Total Financials	241

Health Care — 3.5%
		Biotechnology — 0.6%
–	(h)	Alkermes plc, (Ireland) (a)	15
–	(h)	Isis Pharmaceuticals, Inc. (a)	2

			17

		Health Care Equipment & Supplies — 1.3%
–	(h)	Baxter International, Inc.	12
–	(h)	Becton, Dickinson and Co.	7
–	(h)	Medtronic plc, (Ireland)	19

			38

		Health Care Providers & Services — 0.5%
–	(h)	Brookdale Senior Living, Inc. (a)	2
–	(h)	DaVita HealthCare Partners, Inc. (a)	12

			14

		Health Care Technology — 1.1%
1		Allscripts Healthcare Solutions, Inc. (a)	13
–	(h)	athenahealth, Inc. (a)	14
–	(h)	Cerner Corp. (a)	5

			32

		Total Health Care	101

Industrials — 5.4%
		Air Freight & Logistics — 0.6%
–	(h)	C.H. Robinson Worldwide, Inc.	10
–	(h)	United Parcel Service, Inc., Class B	6

			16

		Building Products — 0.0% (g)
–	(h)	Fortune Brands Home & Security, Inc.	—	(h)

		Commercial Services & Supplies — 1.0%
1		ADT Corp. (The)	18
–	(h)	Tyco International plc	11

			29

		Electrical Equipment — 0.3%
–	(h)	Rockwell Automation, Inc.	8

		Industrial Conglomerates — 0.3%
–	(h)	3M Co.	3
–	(h)	Danaher Corp.	6

			9

		Machinery — 1.1%
1		Donaldson Co., Inc.	22
–	(h)	Dover Corp.	3
–	(h)	Illinois Tool Works, Inc.	7

			32

		Road & Rail — 0.7%
–	(h)	J.B. Hunt Transport Services, Inc.	2
–	(h)	Kansas City Southern	11
–	(h)	Werner Enterprises, Inc.	6

			19

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
		Trading Companies & Distributors — 1.4%
–	(h)	Air Lease Corp.	12
1		Fastenal Co.	25
–	(h)	W.W. Grainger, Inc.	5

			42

		Total Industrials	155

Information Technology — 5.8%
		Communications Equipment — 0.3%
–	(h)	Juniper Networks, Inc.	9

		Internet Software & Services — 0.7%
–	(h)	LinkedIn Corp., Class A (a)	9
–	(h)	Twitter, Inc. (a)	9

			18

		IT Services — 0.2%
–	(h)	VeriFone Systems, Inc. (a)	7

		Semiconductors & Semiconductor Equipment — 2.5%
4		Advanced Micro Devices, Inc. (a)	7
–	(h)	Altera Corp.	3
1		Atmel Corp.	4
–	(h)	Linear Technology Corp.	13
–	(h)	Maxim Integrated Products, Inc.	9
–	(h)	Micron Technology, Inc. (a)	5
1		NVIDIA Corp.	21
–	(h)	Xilinx, Inc.	9

			71

		Software — 1.8%
–	(h)	Citrix Systems, Inc. (a)	10
–	(h)	Salesforce.com, Inc. (a)	16
–	(h)	Splunk, Inc. (a)	18
–	(h)	Workday, Inc., Class A (a)	8

			52

		Technology Hardware, Storage & Peripherals — 0.3%
–	(h)	Seagate Technology plc	10

		Total Information Technology	167

Materials — 1.8%
		Chemicals — 1.5%
–	(h)	Air Products & Chemicals, Inc.	3
–	(h)	Airgas, Inc.	7
–	(h)	Cytec Industries, Inc.	4
–	(h)	Ecolab, Inc.	3
–	(h)	FMC Corp.	2
–	(h)	PPG Industries, Inc.	3
–	(h)	Praxair, Inc.	15
–	(h)	W.R. Grace & Co. (a)	5
–	(h)	Westlake Chemical Corp.	1

			43

		Containers & Packaging — 0.3%
–	(h)	Ball Corp.	4
–	(h)	Packaging Corp. of America	5

			9

		Total Materials	52

Telecommunication Services — 0.7%
		Wireless Telecommunication Services — 0.7%
–	(h)	SBA Communications Corp., Class A (a)	6
4		Sprint Corp. (a)	15

		Total Telecommunication Services	21

Utilities — 1.6%
		Electric Utilities — 0.5%
–	(h)	Southern Co. (The)	15

		Independent Power & Renewable Electricity Producers — 0.1%
–	(h)	NRG Energy, Inc.	3

		Multi-Utilities — 0.6%
–	(h)	Dominion Resources, Inc.	10
–	(h)	SCANA Corp.	5
–	(h)	Sempra Energy	3

			18

		Water Utilities — 0.4%
–	(h)	Aqua America, Inc.	10

		Total Utilities	46

		Total Securities Sold Short (Proceeds $1,258)	$1,095

Percentages indicated are based on net assets.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1	E-mini S&P 500	12/18/15	USD	$95	$(2)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(k)	—	All or a portion of this security is deposited with the brokers as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$291
Aggregate gross unrealized depreciation	(329)

Net unrealized appreciation/depreciation	$(38)

Federal income tax cost of investments	$4,051

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date

Fixed income instruments are valued based on prices received from approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,003	$10	$—	$4,013

Total Liabilities for Securities Sold Short (b)	$(1,095)	$—	$—	$(1,095)

Depreciation in Other Financial Instruments
Futures Contracts	$(2)	$—	$—	$(2)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.8%
Consumer Discretionary — 14.7%
	Auto Components — 2.2%
31	American Axle & Manufacturing Holdings, Inc. (a)	624
347	Cooper Tire & Rubber Co.	13,726
96	Dana Holding Corp.	1,523
273	Stoneridge, Inc. (a)	3,367
114	Tower International, Inc. (a)	2,699

		21,939

	Distributors — 0.1%
102	VOXX International Corp. (a)	760

	Diversified Consumer Services — 2.4%
193	Houghton Mifflin Harcourt Co. (a)	3,910
78	K12, Inc. (a)	965
611	Regis Corp. (a)	8,002
25	Steiner Leisure Ltd., (Bahamas) (a)	1,592
164	Strayer Education, Inc. (a)	9,018

		23,487

	Hotels, Restaurants & Leisure — 3.6%
71	Bloomin’ Brands, Inc.	1,298
60	Bob Evans Farms, Inc.	2,618
31	Boyd Gaming Corp. (a)	500
63	Bravo Brio Restaurant Group, Inc. (a)	705
47	Dave & Buster’s Entertainment, Inc. (a)	1,782
8	DineEquity, Inc.	706
538	Isle of Capri Casinos, Inc. (a)	9,376
106	Jack in the Box, Inc.	8,135
229	Ruby Tuesday, Inc. (a)	1,425
315	Sonic Corp.	7,218
70	Speedway Motorsports, Inc.	1,263

		35,026

	Household Durables — 0.6%
44	CSS Industries, Inc.	1,159
70	Leggett & Platt, Inc.	2,904
50	NACCO Industries, Inc., Class A	2,358

		6,421

	Leisure Products — 0.2%
43	MCBC Holdings, Inc. (a)	552
126	Nautilus, Inc. (a)	1,889

		2,441

	Media — 0.9%
63	Nexstar Broadcasting Group, Inc., Class A	2,974
231	Sinclair Broadcast Group, Inc., Class A	5,851

		8,825

	Multiline Retail — 1.3%
112	Big Lots, Inc.	5,362
87	Dillard’s, Inc., Class A	7,612
19	Ollie’s Bargain Outlet Holdings, Inc. (a)	304

		13,278

	Specialty Retail — 2.9%
112	Abercrombie & Fitch Co., Class A	2,378
15	Ascena Retail Group, Inc. (a)	211
218	Children’s Place, Inc. (The)	12,566
61	Guess?, Inc.	1,307
67	Kirkland’s, Inc.	1,432
180	Outerwall, Inc.	10,259

		28,153

	Textiles, Apparel & Luxury Goods — 0.5%
235	Iconix Brand Group, Inc. (a)	3,176
65	Unifi, Inc. (a)	1,932

		5,108

	Total Consumer Discretionary	145,438

Consumer Staples — 2.8%
	Food & Staples Retailing — 0.5%
75	Ingles Markets, Inc., Class A	3,587
83	Smart & Final Stores, Inc. (a)	1,306

		4,893

	Food Products — 1.4%
67	Amplify Snack Brands, Inc. (a)	718
61	B&G Foods, Inc.	2,234
34	Blue Buffalo Pet Products, Inc. (a)	616
137	Pilgrim’s Pride Corp.	2,847
100	Pinnacle Foods, Inc.	4,184
37	Sanderson Farms, Inc.	2,537
17	Seneca Foods Corp., Class A (a)	437

		13,573

	Personal Products — 0.7%
15	Herbalife Ltd. (a)	801
11	Medifast, Inc. (a)	298
45	USANA Health Sciences, Inc. (a)	5,991

		7,090

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Tobacco — 0.2%
43	Universal Corp.	2,107

	Total Consumer Staples	27,663

Energy — 3.0%
	Energy Equipment & Services — 1.0%
112	Basic Energy Services, Inc. (a)	370
25	Exterran Holdings, Inc.	443
322	Gulfmark Offshore, Inc., Class A	1,969
741	Key Energy Services, Inc. (a)	348
218	Pioneer Energy Services Corp. (a)	458
89	SEACOR Holdings, Inc. (a)	5,311
100	Unit Corp. (a)	1,126

		10,025

	Oil, Gas & Consumable Fuels — 2.0%
15	Adams Resources & Energy, Inc.	603
69	Alon USA Energy, Inc.	1,252
876	Bill Barrett Corp. (a)	2,892
3	Isramco, Inc. (a)	330
243	Penn Virginia Corp. (a)	129
50	Renewable Energy Group, Inc. (a)	411
211	REX American Resources Corp. (a)	10,701
329	Rex Energy Corp. (a)	682
157	Stone Energy Corp. (a)	780
32	Western Refining, Inc.	1,420

		19,200

	Total Energy	29,225

Financials — 23.9%
	Banks — 8.2%
46	1st Source Corp.	1,432
66	BancFirst Corp.	4,171
180	BancorpSouth, Inc.	4,274
43	Banner Corp.	2,030
59	BBCN Bancorp, Inc.	886
185	Capital Bank Financial Corp., Class A (a)	5,596
70	Cathay General Bancorp	2,109
337	Central Pacific Financial Corp.	7,059
28	Chemical Financial Corp.	893
18	Citizens & Northern Corp.	359
45	City Holding Co.	2,204
48	CoBiz Financial, Inc.	622
303	CVB Financial Corp.	5,067
4	East West Bancorp, Inc.	147
421	First Commonwealth Financial Corp.	3,823
7	First Financial Bancorp	132
25	First Interstate BancSystem, Inc., Class A	699
60	Flushing Financial Corp.	1,197
111	FNB Corp.	1,435
76	Fulton Financial Corp.	915
30	Guaranty Bancorp	489
24	MainSource Financial Group, Inc.	487
50	National Penn Bancshares, Inc.	586
194	OFG Bancorp, (Puerto Rico)	1,696
48	PacWest Bancorp	2,059
20	Sierra Bancorp	321
29	Simmons First National Corp., Class A	1,371
13	Southside Bancshares, Inc.	359
41	Southwest Bancorp, Inc.	666
92	Suffolk Bancorp	2,511
181	TCF Financial Corp.	2,745
28	UMB Financial Corp.	1,402
254	Union Bankshares Corp.	6,096
17	Webster Financial Corp.	595
72	West Bancorporation, Inc.	1,354
255	Westamerica Bancorporation	11,314
148	Wilshire Bancorp, Inc.	1,551

		80,652

	Capital Markets — 0.8%
41	Arlington Asset Investment Corp., Class A	578
107	BGC Partners, Inc., Class A	875
362	Cowen Group, Inc., Class A (a)	1,652
26	Federated Investors, Inc., Class B	746
9	INTL. FCStone, Inc. (a)	227
180	Investment Technology Group, Inc.	2,397
30	Stifel Financial Corp. (a)	1,250

		7,725

	Consumer Finance — 0.5%
45	Cash America International, Inc.	1,267
8	Credit Acceptance Corp. (a)	1,555

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — continued
76	Nelnet, Inc., Class A	2,624

		5,446

	Diversified Financial Services — 0.5%
50	MarketAxess Holdings, Inc.	4,662

	Insurance — 2.5%
13	Ambac Financial Group, Inc. (a)	190
175	American Equity Investment Life Holding Co.	4,079
20	Aspen Insurance Holdings Ltd., (Bermuda)	943
331	CNO Financial Group, Inc.	6,224
24	First American Financial Corp.	926
17	Global Indemnity plc, (Ireland) (a)	435
87	Kemper Corp.	3,091
39	Navigators Group, Inc. (The) (a)	3,033
43	Primerica, Inc.	1,916
61	ProAssurance Corp.	3,008
1	RenaissanceRe Holdings Ltd., (Bermuda)	57
11	Stewart Information Services Corp.	454

		24,356

	Real Estate Investment Trusts (REITs) — 8.2%
78	American Assets Trust, Inc.	3,175
200	Anworth Mortgage Asset Corp.	986
11	Armada Hoffler Properties, Inc.	107
10	Ashford Hospitality Prime, Inc.	134
33	Ashford Hospitality Trust, Inc.	203
43	BioMed Realty Trust, Inc.	849
617	Capstead Mortgage Corp.	6,100
85	CBL & Associates Properties, Inc.	1,169
104	Chambers Street Properties	675
250	CoreSite Realty Corp.	12,860
22	Cousins Properties, Inc.	201
1,188	CYS Investments, Inc.	8,628
40	DCT Industrial Trust, Inc.	1,348
83	DiamondRock Hospitality Co.	915
47	EastGroup Properties, Inc.	2,525
50	EPR Properties	2,573
30	Equity LifeStyle Properties, Inc.	1,745
79	FelCor Lodging Trust, Inc.	559
42	First Industrial Realty Trust, Inc.	874
72	Franklin Street Properties Corp.	774
16	Gladstone Commercial Corp.	231
47	Home Properties, Inc.	3,483
85	Hospitality Properties Trust	2,174
133	LTC Properties, Inc.	5,688
31	National Retail Properties, Inc.	1,139
83	Pennsylvania Real Estate Investment Trust	1,648
45	Post Properties, Inc.	2,594
153	Potlatch Corp.	4,416
15	PS Business Parks, Inc.	1,175
40	RAIT Financial Trust	199
153	Ramco-Gershenson Properties Trust	2,303
40	Saul Centers, Inc.	2,086
396	Strategic Hotels & Resorts, Inc. (a)	5,458
27	Summit Hotel Properties, Inc.	312
28	Taubman Centers, Inc.	1,907

		81,213

	Real Estate Management & Development — 0.8%
108	Alexander & Baldwin, Inc.	3,690
301	Forestar Group, Inc. (a)	3,952
16	St. Joe Co. (The) (a)	314

		7,956

	Thrifts & Mortgage Finance — 2.4%
20	Astoria Financial Corp.	327
15	BankFinancial Corp.	189
73	Beneficial Bancorp, Inc. (a)	970
16	Capitol Federal Financial, Inc.	199
72	Charter Financial Corp.	909
185	Meridian Bancorp, Inc.	2,530
185	MGIC Investment Corp. (a)	1,709
177	NMI Holdings, Inc., Class A (a)	1,348
584	Northfield Bancorp, Inc.	8,884
55	OceanFirst Financial Corp.	942
129	Oritani Financial Corp.	2,015
129	Walker & Dunlop, Inc. (a)	3,364

		23,386

	Total Financials	235,396

Health Care — 15.7%
	Biotechnology — 6.3%
124	ACADIA Pharmaceuticals, Inc. (a)	4,088
45	Adamas Pharmaceuticals, Inc. (a)	755

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
16	Aduro Biotech, Inc. (a)	306
46	Anacor Pharmaceuticals, Inc. (a)	5,379
8	Applied Genetic Technologies Corp. (a)	109
33	Ardelyx, Inc. (a)	565
352	Arrowhead Research Corp. (a)	2,026
55	Atara Biotherapeutics, Inc. (a)	1,723
126	aTyr Pharma, Inc. (a)	1,290
45	Avalanche Biotechnologies, Inc. (a)	369
86	Bellicum Pharmaceuticals, Inc. (a)	1,253
44	Blueprint Medicines Corp. (a)	931
40	Cara Therapeutics, Inc. (a)	575
75	ChemoCentryx, Inc. (a)	454
58	Chiasma, Inc. (a)	1,143
40	Chimerix, Inc. (a)	1,513
76	Coherus Biosciences, Inc. (a)	1,517
22	Dicerna Pharmaceuticals, Inc. (a)	177
88	FibroGen, Inc. (a)	1,927
89	Global Blood Therapeutics, Inc. (a)	3,731
73	Immune Design Corp. (a)	887
199	Infinity Pharmaceuticals, Inc. (a)	1,677
51	Karyopharm Therapeutics, Inc. (a)	536
10	Kite Pharma, Inc. (a)	579
65	MacroGenics, Inc. (a)	1,392
140	Merrimack Pharmaceuticals, Inc. (a)	1,187
67	Mirati Therapeutics, Inc. (a)	2,313
41	NantKwest, Inc. (a)	467
39	Natera, Inc. (a)	428
85	Neurocrine Biosciences, Inc. (a)	3,394
137	Nivalis Therapeutics, Inc. (a)	1,774
43	Ophthotech Corp. (a)	1,742
79	Prothena Corp. plc, (Ireland) (a)	3,586
64	PTC Therapeutics, Inc. (a)	1,701
5	Sage Therapeutics, Inc. (a)	207
45	Seres Therapeutics, Inc. (a)	1,319
37	Spark Therapeutics, Inc. (a)	1,523
671	Synergy Pharmaceuticals, Inc. (a)	3,555
87	Tokai Pharmaceuticals, Inc. (a)	904
63	Trius Therapeutics, Inc. (a)	—	(h)
10	Ultragenyx Pharmaceutical, Inc. (a)	963
56	Versartis, Inc. (a)	649
67	Xencor, Inc. (a)	825
448	XOMA Corp. (a)	337
12	Zafgen, Inc. (a)	383

		62,159

	Health Care Equipment & Supplies — 3.5%
292	Accuray, Inc. (a)	1,460
51	ConforMIS, Inc. (a)	925
20	CONMED Corp.	959
63	Cyberonics, Inc. (a)	3,811
34	Inogen, Inc. (a)	1,641
44	NuVasive, Inc. (a)	2,122
220	Orthofix International N.V., (Curacao) (a)	7,422
8	Penumbra, Inc. (a)	309
296	Quidel Corp. (a)	5,590
242	SurModics, Inc. (a)	5,285
13	Utah Medical Products, Inc.	711
217	Wright Medical Group, Inc. (a)	4,559

		34,794

	Health Care Providers & Services — 3.2%
56	Addus HomeCare Corp. (a)	1,747
95	Alliance HealthCare Services, Inc. (a)	930
116	Centene Corp. (a)	6,285
458	Cross Country Healthcare, Inc. (a)	6,228
58	Landauer, Inc.	2,153
65	Molina Healthcare, Inc. (a)	4,489
120	Select Medical Holdings Corp.	1,299
243	Surgical Care Affiliates, Inc. (a)	7,931
35	Teladoc, Inc. (a)	785

		31,847

	Health Care Technology — 1.0%
203	HMS Holdings Corp. (a)	1,783
291	MedAssets, Inc. (a)	5,833
186	Merge Healthcare, Inc. (a)	1,317
23	Quality Systems, Inc.	282

		9,215

	Life Sciences Tools & Services — 0.4%
52	Affymetrix, Inc. (a)	441
55	PAREXEL International Corp. (a)	3,393

		3,834

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — 1.3%
85	Amphastar Pharmaceuticals, Inc. (a)	995
257	BioDelivery Sciences International, Inc. (a)	1,430
51	Flex Pharma, Inc. (a)	609
52	Pacira Pharmaceuticals, Inc. (a)	2,141
34	Phibro Animal Health Corp., Class A	1,066
81	Prestige Brands Holdings, Inc. (a)	3,676
64	Relypsa, Inc. (a)	1,177
27	Revance Therapeutics, Inc. (a)	798
11	ZS Pharma, Inc. (a)	716

		12,608

	Total Health Care	154,457

Industrials — 11.8%
	Aerospace & Defense — 1.0%
389	AAR Corp.	7,370
51	Moog, Inc., Class A (a)	2,757

		10,127

	Air Freight & Logistics — 0.2%
61	Atlas Air Worldwide Holdings, Inc. (a)	2,101

	Airlines — 0.9%
109	Alaska Air Group, Inc.	8,684

	Building Products — 0.6%
170	Continental Building Products, Inc. (a)	3,494
142	Gibraltar Industries, Inc. (a)	2,611

		6,105

	Commercial Services & Supplies — 2.7%
1,035	ACCO Brands Corp. (a)	7,319
87	Deluxe Corp.	4,855
191	Ennis, Inc.	3,314
259	Essendant, Inc.	8,393
92	West Corp.	2,070

		25,951

	Construction & Engineering — 1.3%
141	Argan, Inc.	4,900
181	EMCOR Group, Inc.	8,018

		12,918

	Electrical Equipment — 0.3%
296	Sunrun, Inc. (a)	3,069

	Machinery — 1.8%
37	Blount International, Inc.	206
266	Briggs & Stratton Corp.	5,144
314	Douglas Dynamics, Inc.	6,242
44	Hurco Cos., Inc.	1,144
19	Hyster-Yale Materials Handling, Inc.	1,075
98	Kadant, Inc.	3,835
8	Watts Water Technologies, Inc., Class A	407

		18,053

	Marine — 1.0%
257	Matson, Inc.	9,878

		—
	Professional Services — 0.8%
107	Barrett Business Services, Inc.	4,578
47	CRA International, Inc. (a)	1,010
58	VSE Corp.	2,304

		7,892

	Road & Rail — 0.8%
94	ArcBest Corp.	2,430
20	PAM Transportation Services, Inc. (a)	658
100	Swift Transportation Co. (a)	1,500
173	USA Truck, Inc. (a)	2,983

		7,571

	Trading Companies & Distributors — 0.4%
61	Applied Industrial Technologies, Inc.	2,339
59	DXP Enterprises, Inc. (a)	1,620

		3,959

	Total Industrials	116,308

Information Technology — 18.8%
	Communications Equipment — 3.8%
642	Harmonic, Inc. (a)	3,721
284	InterDigital, Inc.	14,345
36	NETGEAR, Inc. (a)	1,036
94	Plantronics, Inc.	4,790
716	Polycom, Inc. (a)	7,500
166	Ubiquiti Networks, Inc.	5,639

		37,031

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electronic Equipment, Instruments & Components — 1.2%
19	Benchmark Electronics, Inc. (a)	409
78	Coherent, Inc. (a)	4,250
87	Insight Enterprises, Inc. (a)	2,244
209	Sanmina Corp. (a)	4,473
79	Vishay Intertechnology, Inc.	765

		12,141

	Internet Software & Services — 2.3%
1,365	Bazaarvoice, Inc. (a)	6,157
283	Blucora, Inc. (a)	3,897
600	EarthLink Holdings Corp.	4,666
417	Marchex, Inc., Class B	1,679
113	WebMD Health Corp. (a)	4,506
200	Xactly Corp. (a)	1,557

		22,462

	IT Services — 3.0%
391	Convergys Corp.	9,041
89	CSG Systems International, Inc.	2,744
28	EVERTEC, Inc., (Puerto Rico)	499
50	Heartland Payment Systems, Inc.	3,144
443	ModusLink Global Solutions, Inc. (a)	1,267
94	MoneyGram International, Inc. (a)	755
150	Science Applications International Corp.	6,011
359	Unisys Corp. (a)	4,277
39	Vantiv, Inc., Class A (a)	1,770

		29,508

	Semiconductors & Semiconductor Equipment — 3.2%
162	Advanced Energy Industries, Inc. (a)	4,271
196	Brooks Automation, Inc.	2,297
429	Cohu, Inc.	4,229
612	Fairchild Semiconductor International, Inc. (a)	8,591
61	First Solar, Inc. (a)	2,621
263	Integrated Device Technology, Inc. (a)	5,337
241	Intersil Corp., Class A	2,823
264	PMC-Sierra, Inc. (a)	1,789

		31,958

	Software — 5.3%
153	ACI Worldwide, Inc. (a)	3,240
389	Aspen Technology, Inc. (a)	14,736
158	AVG Technologies N.V., (Netherlands) (a)	3,443
232	EnerNOC, Inc. (a)	1,830
65	Fair Isaac Corp.	5,484
29	Progress Software Corp. (a)	746
58	Rapid7, Inc. (a)	1,315
593	Rovi Corp. (a)	6,215
489	Take-Two Interactive Software, Inc. (a)	14,052
174	Zix Corp. (a)	732

		51,793

	Total Information Technology	184,893

Materials — 2.3%
	Chemicals — 0.8%
353	Intrepid Potash, Inc. (a)	1,957
56	Minerals Technologies, Inc.	2,706
87	OM Group, Inc.	2,865

		7,528

	Containers & Packaging — 0.9%
694	Graphic Packaging Holding Co.	8,874
26	Myers Industries, Inc.	343

		9,217

	Metals & Mining — 0.5%
135	Century Aluminum Co. (a)	618
104	SunCoke Energy, Inc.	809
142	Worthington Industries, Inc.	3,747

		5,174

	Paper & Forest Products — 0.1%
33	Domtar Corp., (Canada)	1,187

	Total Materials	23,106

Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.1%
1,594	Cincinnati Bell, Inc. (a)	4,973
262	Ooma, Inc. (a)	1,820
155	Premiere Global Services, Inc. (a)	2,123
70	Vonage Holdings Corp. (a)	409
222	Windstream Holdings, Inc.	1,365

	Total Telecommunication Services	10,690

	Utilities — 3.7%
	Electric Utilities — 1.0%
85	El Paso Electric Co.	3,130

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amount in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electric Utilities — continued
63	PNM Resources, Inc.	1,762
126	Portland General Electric Co.	4,658
32	Spark Energy, Inc., Class A	526

		10,076

	Gas Utilities — 1.2%
39	AGL Resources, Inc.	2,384
50	Laclede Group, Inc. (The)	2,721
81	New Jersey Resources Corp.	2,438
48	Piedmont Natural Gas Co., Inc.	1,927
43	Southwest Gas Corp.	2,479

		11,949

	Independent Power & Renewable Electricity Producers — 0.6%
1,181	Atlantic Power Corp.	2,197
108	Ormat Technologies, Inc.	3,682

		5,879

	Multi-Utilities — 0.1%
23	NorthWestern Corp.	1,243

	Water Utilities — 0.8%
179	American States Water Co.	7,398

	Total Utilities	36,545

	Total Common Stocks (Cost $994,001)	963,721

NUMBER OF WARRANTS
Warrant — 0.0%
Financials — 0.0%
	Consumer Finance — 0.0%
–(h)	Imperial Holdings, Inc., expiring 10/01/19 (Strike Price $10.75) (a) (Cost $–)	—

SHARES
Short-Term Investment — 2.9%
	Investment Company — 2.9%
28,620	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $28,620)	28,620

		—
	Total Investments — 100.7% (Cost $1,022,621)	992,341
	Liabilities in Excess of Other Assets — (0.7)% (c)	(6,706)

	NET ASSETS — 100.0%	$985,635

Percentages indicated are based on net assets.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
204	E-mini Russell 2000	12/18/15	USD	$22,356	$(1,154)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(h)	—	Amount rounds to less than one thousand (shares, number of warrants or dollars).
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,328
Aggregate gross unrealized depreciation	(110,608)

Net unrealized appreciation/depreciation	$(30,280)

Federal income tax cost of investments	$1,022,621

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$145,438	$—	$—		$145,438
Consumer Staples	27,663	—	—		27,663
Energy	29,225	—	—		29,225
Financials	235,396	—	—		235,396
Health Care	154,457	—	—	(a)	154,457
Industrials	116,308	—	—		116,308
Information Technology	184,893	—	—		184,893
Materials	23,106	—	—		23,106
Telecommunication Services	10,690	—	—		10,690
Utilities	36,545	—	—		36,545

Total Common Stocks	963,721	—	—	(a)	963,721

Warrant
Financials	—	—	—	(b)	—	(b)
Short-Term Investment
Investment Company	28,620	—	—		28,620

Total Investments in Securities	$992,341	$—	$—	(a)	$992,341

Depreciation in Other Financial Instruments
Futures Contracts	$(1,154)	$—	$—		$(1,154)

(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

There were no transfers between Levels 1 and 2 during the period ended September 30, 2015.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.7%
Consumer Discretionary — 14.3%
	Distributors — 1.1%
1,475	Genuine Parts Co.	122,263

	Hotels, Restaurants & Leisure — 0.7%
1,596	ClubCorp Holdings, Inc.	34,245
2,708	La Quinta Holdings, Inc. (a)	42,732

		76,977

	Internet & Catalog Retail — 1.1%
999	Expedia, Inc.	117,574

	Media — 4.5%
1,097	CBS Corp. (Non-Voting), Class B	43,770
400	Charter Communications, Inc., Class A (a)	70,340
3,970	Clear Channel Outdoor Holdings, Inc., Class A (a)	28,306
1,853	DISH Network Corp., Class A (a)	108,116
1,722	Entercom Communications Corp., Class A (a)	17,493
3,176	Media General, Inc. (a)	44,434
567	Omnicom Group, Inc.	37,385
1,738	TEGNA, Inc.	38,915
749	Time Warner, Inc.	51,480
2,284	Time, Inc.	43,518

		483,757

	Multiline Retail — 1.3%
2,938	Kohl’s Corp.	136,068

	Specialty Retail — 5.0%
127	AutoZone, Inc. (a)	91,796
1,786	Bed Bath & Beyond, Inc. (a)	101,815
3,540	Best Buy Co., Inc.	131,387
2,501	Gap, Inc. (The)	71,281
702	Home Depot, Inc. (The)	81,041
891	Tiffany & Co.	68,780

		546,100

	Textiles, Apparel & Luxury Goods — 0.6%
2,274	Hanesbrands, Inc.	65,809

	Total Consumer Discretionary	1,548,548

Consumer Staples — 5.0%
	Beverages — 0.8%
1,055	Dr. Pepper Snapple Group, Inc.	83,364

	Food & Staples Retailing — 1.5%
888	CVS Health Corp.	85,693
2,110	Kroger Co. (The)	76,115

		161,808

	Food Products — 1.3%
1,228	Post Holdings, Inc. (a)	72,552
849	TreeHouse Foods, Inc. (a)	66,058

		138,610

	Household Products — 1.4%
891	Energizer Holdings, Inc.	34,492
1,668	Procter & Gamble Co. (The)	119,996

		154,488

	Total Consumer Staples	538,270

Energy — 7.0%
	Oil, Gas & Consumable Fuels — 7.0%
3,022	CONSOL Energy, Inc.	29,616
1,356	Devon Energy Corp.	50,298
3,099	Exxon Mobil Corp.	230,373
1,792	HollyFrontier Corp.	87,503
2,888	Kinder Morgan, Inc.	79,926
1,194	Marathon Petroleum Corp.	55,332
2,202	PBF Energy, Inc., Class A	62,164
1,387	Phillips 66	106,608
4,026	Southwestern Energy Co. (a)	51,090

	Total Energy	752,910

Financials — 35.1%
	Banks — 13.5%
13,070	Bank of America Corp.	203,632
1,342	CIT Group, Inc.	53,716
2,427	Citigroup, Inc.	120,381
3,580	Citizens Financial Group, Inc.	85,407
3,959	Fifth Third Bancorp	74,858
1,107	First Republic Bank	69,510
429	M&T Bank Corp.	52,298
1,179	National Bank Holdings Corp., Class A	24,202
1,598	PNC Financial Services Group, Inc. (The)	142,541
2,911	SunTrust Banks, Inc.	111,305
2,958	U.S. Bancorp	121,312
7,792	Wells Fargo & Co.	400,140

		1,459,302

	Capital Markets — 2.7%
481	Ameriprise Financial, Inc.	52,513
1,756	Legg Mason, Inc.	73,047
810	Northern Trust Corp.	55,232
1,648	T. Rowe Price Group, Inc.	114,517

		295,309

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — 2.7%
4,235	Ally Financial, Inc. (a)	86,301
2,855	Capital One Financial Corp.	207,059

		293,360

	Insurance — 10.3%
90	Alleghany Corp. (a)	42,291
1,320	Allied World Assurance Co. Holdings AG, (Switzerland)	50,365
3,020	American International Group, Inc.	171,614
693	Chubb Corp. (The)	85,021
3,215	CNO Financial Group, Inc.	60,478
2,843	Hartford Financial Services Group, Inc. (The)	130,157
5,393	Loews Corp.	194,918
975	Marsh & McLennan Cos., Inc.	50,920
791	Old Republic International Corp.	12,371
1,327	Prudential Financial, Inc.	101,138
1,124	Travelers Cos., Inc. (The)	111,912
2,612	Unum Group	83,777
410	W.R. Berkley Corp.	22,303

		1,117,265

	Real Estate Investment Trusts (REITs) — 4.7%
3,534	American Homes 4 Rent, Class A	56,830
2,067	American Residential Properties, Inc.	35,704
3,518	Brixmor Property Group, Inc.	82,593
844	EastGroup Properties, Inc.	45,728
1,264	HCP, Inc.	47,073
2,459	Kimco Realty Corp.	60,064
1,723	Outfront Media, Inc.	35,845
2,958	Rayonier, Inc.	65,292
2,656	Weyerhaeuser Co.	72,610

		501,739

	Real Estate Management & Development — 0.6%
1,975	Brookfield Asset Management, Inc., (Canada), Class A	62,097

	Thrifts & Mortgage Finance — 0.6%
6,572	Hudson City Bancorp, Inc.	66,838

	Total Financials	3,795,910

Health Care — 8.6%
	Health Care Providers & Services — 3.1%
976	Aetna, Inc.	106,755
982	HCA Holdings, Inc. (a)	75,975
480	National HealthCare Corp.	29,201
1,046	UnitedHealth Group, Inc.	121,393

		333,324

	Pharmaceuticals — 5.5%
1,900	Johnson & Johnson	177,393
2,931	Merck & Co., Inc.	144,777
7,255	Pfizer, Inc.	227,864
249	Valeant Pharmaceuticals International, Inc. (a)	44,417

		594,451

	Total Health Care	927,775

Industrials — 7.5%
	Aerospace & Defense — 1.8%
887	Honeywell International, Inc.	83,952
1,310	United Technologies Corp.	116,550

		200,502

	Airlines — 1.5%
3,527	Delta Air Lines, Inc.	158,247

	Industrial Conglomerates — 0.9%
1,101	Carlisle Cos., Inc.	96,217

	Machinery — 1.8%
1,840	Dover Corp.	105,229
1,083	Illinois Tool Works, Inc.	89,158

		194,387

	Marine — 0.2%
436	Kirby Corp. (a)	26,992

	Professional Services — 0.3%
339	Equifax, Inc.	32,983

	Trading Companies & Distributors — 1.0%
502	W.W. Grainger, Inc.	107,935

	Total Industrials	817,263

Information Technology — 6.1%
	Communications Equipment — 1.8%
4,211	Cisco Systems, Inc.	110,541
1,671	QUALCOMM, Inc.	89,764

		200,305

	Electronic Equipment, Instruments & Components — 1.0%
2,041	Arrow Electronics, Inc. (a)	112,831

	Semiconductors & Semiconductor Equipment — 1.8%
622	Analog Devices, Inc.	35,104
577	KLA-Tencor Corp.	28,835
2,575	Texas Instruments, Inc.	127,529

		191,468

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Software — 1.0%
2,340	Microsoft Corp.	103,577

	Technology Hardware, Storage & Peripherals — 0.5%
2,218	Hewlett-Packard Co.	56,793

	Total Information Technology	664,974

Materials — 3.6%
	Chemicals — 0.5%
1,819	Mosaic Co. (The)	56,601

	Construction Materials — 1.0%
676	Martin Marietta Materials, Inc.	102,682

	Containers & Packaging — 1.7%
1,503	Ball Corp.	93,474
1,730	WestRock Co.	88,991

		182,465

	Paper & Forest Products — 0.4%
2,830	KapStone Paper & Packaging Corp.	46,722

	Total Materials	388,470

Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.2%
2,932	Verizon Communications, Inc.	127,585

	Wireless Telecommunication Services — 0.7%
1,856	T-Mobile US, Inc. (a)	73,903

	Total Telecommunication Services	201,488

Utilities — 6.6%
	Electric Utilities — 5.7%
1,861	American Electric Power Co., Inc.	105,834
1,470	Duke Energy Corp.	105,730
1,674	Edison International	105,550
1,695	Eversource Energy	85,781
1,035	NextEra Energy, Inc.	100,993
3,121	Xcel Energy, Inc.	110,525

		614,413

	Multi-Utilities — 0.9%
1,007	Sempra Energy	97,368

	Total Utilities	711,781

	Total Common Stocks (Cost $9,619,686)	10,347,389

Short-Term Investment — 4.2%
	Investment Company — 4.2%
453,941	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $453,941)	453,941

	Total Investments — 99.9% (Cost $10,073,627)	10,801,330
	Other Assets in Excess of Liabilities — 0.1%	9,577

	NET ASSETS — 100.0%	$10,810,907

Percentages indicated are based on net assets.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2015.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,330,141
Aggregate gross unrealized depreciation	(602,438)

Net unrealized appreciation/depreciation	$727,703

Federal income tax cost of investments	$10,073,627

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$10,801,330	$ —	$ —	$10,801,330

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOIs. Please refer to the SOIs for industry specifics of portfolio holdings.

There were no transfers among any levels during the year ended June 30, 2015.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.1%
Consumer Discretionary — 13.9%
		Automobiles — 0.5%
80		Ford Motor Co.	1,086
6		General Motors Co.	182

			1,268

		Hotels, Restaurants & Leisure — 1.3%
1		Carnival Corp.	58
–	(h)	Chipotle Mexican Grill, Inc. (a)	238
3		Dunkin’ Brands Group, Inc.	128
13		Royal Caribbean Cruises Ltd.	1,200
26		Starbucks Corp.	1,501

			3,125

		Household Durables — 0.8%
12		D.R. Horton, Inc.	361
8		Harman International Industries, Inc.	809
30		PulteGroup, Inc.	560
3		Toll Brothers, Inc. (a)	118

			1,848

		Internet & Catalog Retail — 1.2%
6		Amazon.com, Inc. (a)	2,989

		Media — 4.6%
18		CBS Corp. (Non-Voting), Class B	738
6		Charter Communications, Inc., Class A (a)	1,043
56		Comcast Corp., Class A	3,172
11		DISH Network Corp., Class A (a)	624
–	(h)	Sirius XM Holdings, Inc. (a)	–	(h)
3		Time Warner Cable, Inc.	536
39		Time Warner, Inc.	2,677
79		Twenty-First Century Fox, Inc., Class A	2,128
5		Viacom, Inc., Class B	217

			11,135

		Multiline Retail — 0.9%
14		Dollar General Corp.	1,000
15		Target Corp.	1,217

			2,217

		Specialty Retail — 3.7%
4		AutoNation, Inc. (a)	238
–	(h)	AutoZone, Inc. (a)	213
12		Best Buy Co., Inc.	454
31		Home Depot, Inc. (The)	3,542
34		Lowe’s Cos., Inc.	2,341
2		Ross Stores, Inc.	120
4		Tiffany & Co.	319
23		TJX Cos., Inc. (The)	1,676

			8,903

		Textiles, Apparel & Luxury Goods — 0.9%
4		lululemon athletica, Inc., (Canada) (a)	209
–	(h)	PVH Corp.	10
4		Ralph Lauren Corp.	517
19		V.F. Corp.	1,299

			2,035

		Total Consumer Discretionary	33,520

Consumer Staples — 8.7%
		Beverages — 3.1%
35		Coca-Cola Co. (The)	1,398
3		Coca-Cola Enterprises, Inc.	150
9		Constellation Brands, Inc., Class A	1,124
6		Dr. Pepper Snapple Group, Inc.	440
15		Molson Coors Brewing Co., Class B	1,243
33		PepsiCo, Inc.	3,071

			7,426

		Food & Staples Retailing — 1.0%
11		Costco Wholesale Corp.	1,639
2		CVS Health Corp.	189
10		Kroger Co. (The)	365
5		Wal-Mart Stores, Inc.	322

			2,515

		Food Products — 1.5%
10		Archer-Daniels-Midland Co.	425
10		Hershey Co. (The)	911
2		Keurig Green Mountain, Inc.	89
54		Mondelez International, Inc., Class A	2,266

			3,691

		Household Products — 1.8%
11		Kimberly-Clark Corp.	1,163
43		Procter & Gamble Co. (The)	3,110

			4,273

		Personal Products — 0.2%
6		Estee Lauder Cos., Inc. (The), Class A	486

		Tobacco — 1.1%
32		Philip Morris International, Inc.	2,532

		Total Consumer Staples	20,923

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
Energy — 6.5%
		Energy Equipment & Services — 0.9%
10		Baker Hughes, Inc.	530
23		Halliburton Co.	829
6		National Oilwell Varco, Inc.	210
9		Schlumberger Ltd.	610

			2,179

		Oil, Gas & Consumable Fuels — 5.6%
12		Anadarko Petroleum Corp.	750
20		Cabot Oil & Gas Corp.	448
1		Cheniere Energy, Inc. (a)	53
35		Chevron Corp.	2,724
29		Columbia Pipeline Group, Inc.	538
1		Concho Resources, Inc. (a)	114
1		Energen Corp.	53
10		EOG Resources, Inc.	716
8		EQT Corp.	489
52		Exxon Mobil Corp.	3,879
10		Marathon Petroleum Corp.	480
26		Occidental Petroleum Corp.	1,729
8		Phillips 66	594
17		Valero Energy Corp.	1,004

			13,571

		Total Energy	15,750

Financials — 16.4%
		Banks — 5.8%
234		Bank of America Corp.	3,649
6		BB&T Corp.	218
78		Citigroup, Inc.	3,893
19		Fifth Third Bancorp	356
2		SVB Financial Group (a)	263
108		Wells Fargo & Co.	5,535

			13,914

		Capital Markets — 3.2%
2		Ameriprise Financial, Inc.	233
6		Bank of New York Mellon Corp. (The)	240
3		BlackRock, Inc.	858
34		Charles Schwab Corp. (The)	974
7		Goldman Sachs Group, Inc. (The)	1,130
39		Invesco Ltd.	1,219
68		Morgan Stanley	2,135
9		State Street Corp.	626
10		TD Ameritrade Holding Corp.	320

			7,735

		Consumer Finance — 0.3%
6		Capital One Financial Corp.	465
6		Discover Financial Services	333
–	(h)	Synchrony Financial (a)	7

			805

		Diversified Financial Services — 1.8%
23		Berkshire Hathaway, Inc., Class B (a)	3,019
6		Intercontinental Exchange, Inc.	1,322

			4,341

		Insurance — 2.7%
21		ACE Ltd., (Switzerland)	2,134
21		American International Group, Inc.	1,185
3		Lincoln National Corp.	163
46		MetLife, Inc.	2,177
4		Prudential Financial, Inc.	282
18		XL Group plc, (Ireland)	650

			6,591

		Real Estate Investment Trusts (REITs) — 2.6%
8		American Tower Corp.	683
6		AvalonBay Communities, Inc.	1,023
6		Boston Properties, Inc.	664
19		Brixmor Property Group, Inc.	454
19		DiamondRock Hospitality Co.	208
1		Equinix, Inc.	224
6		Highwoods Properties, Inc.	230
11		LaSalle Hotel Properties	306
10		Liberty Property Trust	313
20		Prologis, Inc.	790
1		Public Storage	158
6		Simon Property Group, Inc.	1,146

			6,199

		Total Financials	39,585

Health Care — 15.5%
		Biotechnology — 3.5%
6		Alexion Pharmaceuticals, Inc. (a)	966
7		Biogen, Inc. (a)	1,995
3		BioMarin Pharmaceutical, Inc. (a)	301
22		Celgene Corp. (a)	2,387
20		Gilead Sciences, Inc.	1,919
7		Vertex Pharmaceuticals, Inc. (a)	711

			8,279

		Health Care Equipment & Supplies — 1.6%
42		Abbott Laboratories	1,682

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
96	Boston Scientific Corp. (a)	1,583
7	Stryker Corp.	641

		3,906

	Health Care Providers & Services — 3.8%
13	Aetna, Inc.	1,420
4	Cigna Corp.	513
11	Express Scripts Holding Co. (a)	898
2	HCA Holdings, Inc. (a)	145
8	Humana, Inc.	1,349
13	McKesson Corp.	2,465
21	UnitedHealth Group, Inc.	2,447

		9,237

	Life Sciences Tools & Services — 0.4%
1	Illumina, Inc. (a)	217
7	Thermo Fisher Scientific, Inc.	795

		1,012

	Pharmaceuticals — 6.2%
9	Allergan plc (a)	2,364
47	Bristol-Myers Squibb Co.	2,804
30	Eli Lilly & Co.	2,476
24	Johnson & Johnson	2,240
15	Merck & Co., Inc.	750
5	Mylan N.V. (a)	220
1	Perrigo Co. plc, (Ireland)	213
105	Pfizer, Inc.	3,305
3	Valeant Pharmaceuticals International, Inc. (a)	600

		14,972

	Total Health Care	37,406

Industrials — 9.7%
	Aerospace & Defense — 2.9%
30	Honeywell International, Inc.	2,810
8	L-3 Communications Holdings, Inc.	828
2	Northrop Grumman Corp.	249
35	United Technologies Corp.	3,105

		6,992

	Air Freight & Logistics — 0.0% (g)
1	FedEx Corp.	122

	Airlines — 0.7%
14	Delta Air Lines, Inc.	607
21	United Continental Holdings, Inc. (a)	1,105

		1,712

	Building Products — 0.3%
3	Fortune Brands Home & Security, Inc.	143
21	Masco Corp.	538

		681

	Construction & Engineering — 0.4%
22	Fluor Corp.	940

	Electrical Equipment — 0.7%
34	Eaton Corp. plc	1,751

	Industrial Conglomerates — 0.7%
63	General Electric Co.	1,582

	Machinery — 2.0%
2	Caterpillar, Inc.	108
15	Cummins, Inc.	1,678
3	Ingersoll-Rand plc	173
28	PACCAR, Inc.	1,468
12	Parker-Hannifin Corp.	1,205
5	SPX Corp.	56
5	SPX FLOW, Inc. (a)	162

		4,850

	Professional Services — 0.2%
4	Equifax, Inc.	409

	Road & Rail — 1.8%
6	Canadian Pacific Railway Ltd., (Canada)	808
38	CSX Corp.	1,012
30	Union Pacific Corp.	2,615

		4,435

	Total Industrials	23,474

Information Technology — 21.0%
	Communications Equipment — 0.8%
61	Cisco Systems, Inc.	1,598
5	QUALCOMM, Inc.	255

		1,853

	Electronic Equipment, Instruments & Components — 0.9%
2	Amphenol Corp., Class A	123
18	Corning, Inc.	307
30	TE Connectivity Ltd., (Switzerland)	1,814

		2,244

	Internet Software & Services — 4.2%
47	Facebook, Inc., Class A (a)	4,260
5	Google, Inc., Class A (a)	3,034
5	Google, Inc., Class C (a)	2,873

		10,167

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		IT Services — 3.8%
32		Accenture plc, (Ireland), Class A	3,123
1		Alliance Data Systems Corp. (a)	342
2		Automatic Data Processing, Inc.	134
30		Cognizant Technology Solutions Corp., Class A (a)	1,891
13		Fidelity National Information Services, Inc.	894
7		PayPal Holdings, Inc. (a)	227
37		Visa, Inc., Class A	2,573

			9,184

		Semiconductors & Semiconductor Equipment — 3.0%
45		Applied Materials, Inc.	658
18		Avago Technologies Ltd., (Singapore)	2,244
8		Broadcom Corp., Class A	410
7		Freescale Semiconductor Ltd. (a)	263
2		KLA-Tencor Corp.	87
25		Lam Research Corp.	1,630
3		Microchip Technology, Inc.	133
1		NXP Semiconductors N.V., (Netherlands) (a)	111
36		Texas Instruments, Inc.	1,783

			7,319

		Software — 3.9%
26		Adobe Systems, Inc. (a)	2,143
2		Intuit, Inc.	203
142		Microsoft Corp.	6,265
22		Oracle Corp.	791

			9,402

		Technology Hardware, Storage & Peripherals — 4.4%
86		Apple, Inc.	9,463
42		Hewlett-Packard Co.	1,081

			10,544

		Total Information Technology	50,713

Materials — 2.3%
		Chemicals — 1.6%
8		Axiall Corp.	119
27		Dow Chemical Co. (The)	1,161
22		E.I. du Pont de Nemours & Co.	1,067
5		Eastman Chemical Co.	334
33		Mosaic Co. (The)	1,040
–	(h)	Sherwin-Williams Co. (The)	25

			3,746

		Construction Materials — 0.1%
2		Martin Marietta Materials, Inc.	348

		Containers & Packaging — 0.5%
18		Crown Holdings, Inc. (a)	804
9		WestRock Co.	450

			1,254

		Metals & Mining — 0.1%
25		Alcoa, Inc.	244
8		United States Steel Corp.	80

			324

		Total Materials	5,672

Telecommunication Services — 1.5%
		Diversified Telecommunication Services — 1.5%
66		AT&T, Inc.	2,142
32		Verizon Communications, Inc.	1,408

			3,550

		Wireless Telecommunication Services — 0.0% (g)
3		T-Mobile US, Inc. (a)	118

		Total Telecommunication Services	3,668

Utilities — 3.6%
		Electric Utilities — 2.4%
22		Edison International	1,371
35		Exelon Corp.	1,037
16		NextEra Energy, Inc.	1,558
15		PPL Corp.	496
39		Xcel Energy, Inc.	1,386

			5,848

		Gas Utilities — 0.1%
1		AGL Resources, Inc.	84
6		Questar Corp.	126

			210

		Multi-Utilities — 0.9%
23		CenterPoint Energy, Inc.	421
14		CMS Energy Corp.	506
8		PG&E Corp.	414
18		Public Service Enterprise Group, Inc.	744

			2,085

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Options contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Water Utilities — 0.2%
9	American Water Works Co., Inc.	485

	Total Utilities	8,628

	Total Common Stocks (Cost $246,116)	239,339

NUMBER OF CONTRACTS
Options Purchased — 2.7%
	Put Options Purchased — 2.7%
630	S&P 500 Index, Expiring 12/31/15 at $1,810.00, European Style	3,245
630	S&P 500 Index, Expiring 12/31/15 at $1,815.00, European Style	3,326

	Total Options Purchased (Cost $6,108)	6,571

PRINCIPAL AMOUNT
Short-Term Investments — 1.2%
	U.S. Treasury Obligation — 0.2%
540	U.S. Treasury Bill, 0.238%, 04/28/16 (k) (n)	540

SHARES
	Investment Company — 1.0%
2,406	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l)	2,406

	Total Short-Term Investments (Cost $2,946)	2,946

	Total Investments — 103.0% (Cost $255,170)	248,856
	Liabilities in Excess of Other Assets — (3.0)%	(7,280)

	NET ASSETS — 100.0%	$241,576

Percentages indicated are based on net assets.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures and Options contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT SEPTEMBER 30, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
24	E-mini S&P 500	12/18/15	USD	$2,290	$(8)

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
S&P 500 Index, European Style (Premiums received of $4,444.)	$1,990.000	12/31/15	1,260	$(5,141)

Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
S&P 500 Index, European Style Premiums received of $1,307.)	$1,525.000	12/31/15	1,260	$(1,556)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2015 (Unaudited) (continued)

(Amounts in thousands)

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,385
Aggregate gross unrealized depreciation	(15,699)

Net unrealized appreciation/depreciation	$(6,314)

Federal income tax cost of investments	$255,170

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$241,746	$540	$—	$242,286
Liabilities
Options Written
Call Options Written	$(5,141)	$—	$—	$(5,141)
Put Options Written	(1,556)	—	—	(1,556)

Total Liabilities	$(6,697)	$—	$—	$(6,697)

Depreciation in Other Financial Instruments
Futures Contracts	$(8)	$—	$—	$(8)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2015.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 25, 2015